OMB APPROVAL
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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


     Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 10/31/07


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 51.6%
Advertising Sales - 0.6%
            72,415    Lamar Advertising Co.*                                                                            $  3,871,306
Aerospace and Defense - 1.2%
           253,095    BAE Systems PLC**                                                                                    2,629,336
            30,195    Boeing Co.                                                                                           2,976,925
            49,535    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 2,415,822
                                                                                                                           8,022,083
Agricultural Chemicals - 5.0%
           109,380    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              13,434,051
            51,527    Syngenta A.G.                                                                                       12,444,892
           156,065    Syngenta A.G. (ADR)                                                                                  7,564,471
                                                                                                                          33,443,414
Apparel Manufacturers - 0.6%
           229,475    Esprit Holdings, Ltd.                                                                                3,902,242
Athletic Footwear - 0.5%
            48,920    NIKE, Inc. - Class B                                                                                 3,241,439
Audio and Video Products - 0.4%
            50,840    Sony Corp. (ADR)**                                                                                   2,514,546
Automotive - Cars and Light Trucks - 0.5%
            53,719    BMW A.G.**                                                                                           3,595,210
Beverages - Non-Alcoholic - 1.2%
            70,460    Coca-Cola Co.                                                                                        4,351,609
            45,715    PepsiCo, Inc.                                                                                        3,370,110
                                                                                                                           7,721,719
Brewery - 0.7%
            46,270    InBev N.V.**                                                                                         4,373,765
Building Products - Air and Heating - 0.4%
            55,930    Daikin Industries, Ltd.**                                                                            2,808,668
Computers - 1.4%
            21,320    Apple, Inc.*                                                                                         4,049,734
           100,910    Hewlett-Packard Co.                                                                                  5,215,029
                                                                                                                           9,264,763
Computers - Memory Devices - 1.6%
           416,415    EMC Corp.*                                                                                          10,572,777
Cosmetics and Toiletries - 1.8%
           175,680    Avon Products, Inc.                                                                                  7,199,367
            67,845    Procter & Gamble Co.                                                                                 4,716,584
                                                                                                                          11,915,951
Diversified Operations - 2.3%
           326,511    General Electric Co.                                                                                13,439,193
           835,595    Melco International Development, Ltd.                                                                1,594,859
                                                                                                                          15,034,052
E-Commerce/Services - 0.4%
           108,195    Liberty Media Corp. - Interactive*                                                                   2,296,980
Electric Products - Miscellaneous - 0.2%
            26,730    Emerson Electric Co.                                                                                 1,397,177
Electronic Components - Semiconductors - 1.8%
             6,756    Samsung Electronics Company, Ltd.                                                                    4,195,982
           227,108    Texas Instruments, Inc.                                                                              7,403,721
                                                                                                                          11,599,703
Enterprise Software/Services - 1.1%
           321,470    Oracle Corp.*                                                                                        7,126,990
Finance - Consumer Loans - 1.1%
           158,075    SLM Corp.                                                                                            7,454,817
Finance - Credit Card - 1.7%
           186,115    American Express Co.                                                                                11,343,709
Finance - Investment Bankers/Brokers - 1.6%
           219,665    JP Morgan Chase & Co.                                                                               10,324,255
Finance - Mortgage Loan Banker - 1.2%
           132,765    Fannie Mae                                                                                           7,572,916
Food - Diversified - 1.9%
            57,900    Kraft Foods, Inc. - Class A                                                                          1,934,439
            22,770    Nestle S.A.                                                                                         10,528,311
                                                                                                                          12,462,750
Hotels and Motels - 1.1%
            30,070    Marriott International, Inc. - Class A                                                               1,236,178
           100,090    Starwood Hotels & Resorts Worldwide, Inc.                                                            5,691,117
                                                                                                                           6,927,295
Industrial Automation and Robotics - 0.4%
            40,170    Rockwell Automation, Inc.                                                                            2,766,910
Machinery - General Industrial - 0.5%
         3,037,095    Shanghai Electric Group Company, Ltd.                                                                3,042,013
Medical - Biomedical and Genetic - 0.4%
            39,015    Celgene Corp.*                                                                                       2,574,990
Medical - Drugs - 3.1%
           110,425    Merck & Company, Inc.                                                                                6,433,361
            82,070    Roche Holding A.G.                                                                                  14,032,864
                                                                                                                          20,466,225
Medical Instruments - 0.2%
            25,215    Medtronic, Inc.                                                                                      1,196,200
Medical Products - 0.5%
            11,390    Nobel Biocare Holding A.G.                                                                           3,327,777
Multimedia - 1.0%
           130,150    News Corporation, Inc. - Class A                                                                     2,820,351
           197,350    Publishing & Broadcasting, Ltd.                                                                      3,855,336
                                                                                                                           6,675,687
Oil Companies - Exploration and Production - 1.7%
           157,430    EnCana Corp. (U.S. Shares)                                                                          10,972,871
Oil Companies - Integrated - 3.1%
           180,215    ConocoPhillips                                                                                      15,311,067
            48,732    Suncor Energy, Inc.                                                                                  5,338,125
                                                                                                                          20,649,192
Optical Supplies - 0.2%
            10,630    Alcon, Inc. (U.S. Shares)                                                                            1,617,992
Retail - Consumer Electronics - 0.5%
            32,550    Yamada Denki Company, Ltd.**                                                                         3,350,733
Retail - Drug Store - 1.4%
           217,225    CVS/Caremark Corp.                                                                                   9,073,488
Retail - Regional Department Stores - 0.1%
            27,035    Macy's, Inc.                                                                                           865,931
Soap and Cleaning Preparations - 1.6%
           185,611    Reckitt Benckiser PLC**                                                                             10,784,733
Telecommunication Equipment - Fiber Optics - 0.7%
           179,620    Corning, Inc.                                                                                        4,359,377
Therapeutics - 1.2%
           166,270    Gilead Sciences, Inc.*                                                                               7,680,011
Tobacco - 1.8%
           158,785    Altria Group, Inc.                                                                                  11,580,190
Transportation - Railroad - 1.9%
           160,524    Canadian National Railway Co. (U.S. Shares)                                                          8,987,738
            28,215    Union Pacific Corp.                                                                                  3,612,649
                                                                                                                          12,600,387
Web Portals/Internet Service Providers - 0.6%
           118,025    Yahoo!, Inc.*                                                                                        3,670,578
Wireless Equipment - 0.4%
            64,535    QUALCOMM, Inc.                                                                                       2,757,581
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $230,567,023)                                                                                   338,801,393
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Bank Loans - 7.5%
Advertising Services - 0.1%
   $       635,000    R.H. Donnelley Corp., 8.875%, senior notes, due 10/15/17 (144A)                                        635,000
Agricultural Chemicals - 0%
           205,000    Mosaic Co., 7.625%, senior notes, due 12/1/16 (144A) @                                                 220,888
Applications Software - 0.1%
           585,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                               568,482
Automotive - Cars and Light Trucks - 0.2%
           565,000    Ford Motor Co., 7.45%, unsecured notes, due 7/16/31                                                    446,350
           645,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                     640,163
                                                                                                                           1,086,513
Cable Television - 0.7%
         1,234,099    CSC Holdings, Inc., 7.56875%, bank loan, due 3/29/13 @                                               1,203,666
           855,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 @                                          851,573
         1,025,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          1,071,824
         1,755,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          1,769,166
                                                                                                                           4,896,229
Commercial Banks - 0.2%
         1,195,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                   1,200,563
Computer Services - 0.1%
           590,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              601,800
Consumer Products - Miscellaneous - 0.1%
           610,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                                611,319
Containers - Metal and Glass - 0.6%
         2,039,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              2,054,293
         1,800,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,809,000
                                                                                                                           3,863,293
Data Processing and Management - 0.2%
         1,400,000    First Data Corp., 9.875%, senior unsecured notes, due 9/24/15 (144A)                                 1,340,500
Disposable Medical Products - 0.1%
           510,000    Covidien International, 6.00%, company guaranteed notes, due 10/15/17 (144A)                           516,874
Diversified Financial Services - 0.2%
           970,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            1,082,508
Diversified Operations - 0%
           255,000    Covidien International, 6.55%, company guaranteed notes, due 10/15/37 (144A)                           259,783
Electric - Generation - 0%
           255,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                         249,263
Electric - Integrated - 1.0%
           705,000    CMS Energy Corp., 6.30%, senior unsubordinated notes, due 2/1/12                                       703,596
           715,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17
                      (144A)                                                                                                 723,044
         2,055,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    2,037,279
           215,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       211,251
           745,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                       724,877
           195,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                  200,137
         1,225,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                             1,231,124
                                                                                                                           5,831,308
Electronic Components - Semiconductors - 0.1%
           725,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13                                             701,438
Finance - Auto Loans - 0.8%
           250,000    Ford Motor Credit Co., 8.11%, senior unsecured notes, due 1/13/12 @                                    231,444
           960,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 @                                                     969,117
           425,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                        399,319
         1,500,000    Ford Motor Credit Co., 8.00%, senior unsecured notes, due 12/15/16                                   1,388,691
           905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                           903,557
         1,335,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            1,262,361
           455,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                             408,468
                                                                                                                           5,562,957
Finance - Other Services - 0.1%
            65,000    Pinnacle Foods Finance LLC, 9.25%, senior notes, due 4/1/15 (144A)                                      61,750
           435,000    Pinnacle Foods Finance LLC, 10.625%, senior subordinated notes, due 4/1/17
                      (144A)                                                                                                 405,638
                                                                                                                             467,388

Food - Diversified - 0.3%
         1,820,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        1,796,511
Food - Retail - 0.1%
           705,000    Kroger Co., 6.40%, company guaranteed notes, due 8/15/17                                               733,484
           220,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                           219,450
                                                                                                                             952,934
Food - Wholesale/Distribution - 0.2%
         1,124,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         1,154,910
Independent Power Producer - 0.2%
           290,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                        288,550
           695,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                                701,081
           325,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                                327,844
                                                                                                                           1,317,475
Machinery - Construction and Mining - 0%
           310,000    Atlas Copco A.B., 5.60%, bonds, due 5/22/17 ss.                                                        309,559
Medical - Hospitals - 0.2%
           650,088    HCA, Inc., 7.61%, bank loan, due 11/18/13 @                                                            633,998
           880,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                   926,200
                                                                                                                           1,560,198
Multimedia - 0.1%
           305,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                              305,115
           420,000    Viacom, Inc., 6.75%, senior unsecured notes, due 10/5/37                                               427,703
                                                                                                                             732,818
Non-Hazardous Waste Disposal - 0.1%
           128,218    Allied Waste Industries, Inc., 5.32%, bank loan, due 3/28/14 @                                         125,430
            87,023    Allied Waste Industries, Inc., 7.06%, bank loan, due 3/28/14 @                                          85,265
            60,916    Allied Waste Industries, Inc., 7.11%, bank loan, due 3/28/14 @                                          59,685
             9,189    Allied Waste Industries, Inc., 7.13%, bank loan, due 3/28/14 @                                           9,003
             8,702    Allied Waste Industries, Inc., 7.14%, bank loan, due 3/28/14 @                                           8,526
            43,512    Allied Waste Industries, Inc., 7.14%, bank loan, due 3/28/14 @                                          42,632
            52,214    Allied Waste Industries, Inc., 7.15%, bank loan, due 3/28/14 @                                          51,159
                                                                                                                             381,700
Oil Companies - Exploration and Production - 0.1%
            95,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                         98,325
           358,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                              358,000
           300,000    Sabine Pass L.P., 7.25%, secured notes, due 11/30/13                                                   294,000
                                                                                                                             750,325
Pipelines - 0.3%
           255,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes, due 2/1/17                          255,330
           155,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/37                          153,379
           205,000    Southern Natural Gas Co., 5.90%, notes, due 4/1/17 (144A)                                              200,809
         1,530,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                               1,545,173
                                                                                                                           2,154,691
Publishing - Periodicals - 0.2%
         1,229,863    Idearc, Inc., 7.35%, bank loan, due 11/17/14 @                                                       1,210,492
Rental Auto/Equipment - 0.1%
           732,034    Avis Budget Car Rental LLC, 6.61%, bank loan, due 4/19/12 @                                            710,073
Retail - Regional Department Stores - 0.2%
         1,030,000    May Department Stores Co., 4.80%, unsecured notes, due 7/15/09                                       1,019,040
             6,013    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 @                                             5,906
           384,810    Neiman Marcus Group, Inc., 7.11%, bank loan, due 4/6/13 @                                              377,964
                                                                                                                           1,402,910
Retail - Restaurants - 0.1%
           300,000    Darden Restaurants, Inc., 6.20%, senior unsecured notes, due 10/15/17                                  304,657
           350,000    Darden Restaurants, Inc., 6.80%, senior unsecured notes, due 10/15/37                                  361,403
                                                                                                                             666,060
Specified Purpose Acquisition Company - 0.1%
           555,000    Solar Capital Group, Corp., 7.10%, bank loan, due 2/28/14 @                                            546,597
Telecommunication Services - 0.3%
         1,800,000    Verizon Communications, Inc., 4.00%, senior unsecured notes, due 1/15/08                             1,796,234
Transportation - Railroad - 0.2%
           515,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                                509,663
           860,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                                866,825
                                                                                                                           1,376,488
Travel Services - 0.1%
           555,000    TDS Investor Corp., 7.10%, bank loan, due 8/23/13 @                                                    544,250
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds and Bank Loans (cost $49,475,817)                                                                   49,060,331
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.2%
         1,750,000    Fannie Mae, 5.25%, due 12/3/07                                                                       1,750,758
           585,000    Fannie Mae, 2.50%, due 6/15/08                                                                         577,514
         1,000,000    Fannie Mae, 5.25%, due 1/15/09                                                                       1,009,312
           465,000    Fannie Mae, 6.375%, due 6/15/09#                                                                       479,399
         1,481,000    Fannie Mae, 4.875%, due 5/18/12                                                                      1,497,159
         1,160,000    Freddie Mac, 5.75%, due 4/15/08                                                                      1,167,300
           520,000    Freddie Mac, 5.75%, due 3/15/09                                                                        529,128
           650,000    Freddie Mac, 7.00%, due 3/15/10                                                                        688,275
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,719,430)                                                                           7,698,845
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 24.4%

         2,548,359    U.S. Treasury Notes, 3.625%, due 1/15/08 ***                                                         2,556,919
           969,000    U.S. Treasury Notes, 3.75%, due 5/15/08                                                                966,804
         3,994,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                           4,007,416
         1,476,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                            1,488,223
        10,618,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           10,728,331
         5,470,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                             5,503,761
         1,310,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                            1,294,956
           528,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                              535,054
         3,665,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                            3,715,108
         4,531,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                             4,690,292
         2,986,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                           3,026,592
         5,632,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                             5,640,797
         1,480,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                             1,500,929
         2,356,000    U.S. Treasury Notes, 3.625%, due 6/15/10                                                             2,338,881
         1,123,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             1,175,903
           206,000    U.S. Treasury Notes, 4.25%, due 10/15/10                                                               207,658
         6,063,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                            6,153,945
         1,273,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                           1,287,918
         4,126,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                             4,190,791
         4,106,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                            4,219,556
         2,210,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                            2,274,055
         1,938,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             2,006,283
         1,024,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                            1,044,720
           520,000    U.S. Treasury Notes, 4.50%, due 9/30/11#                                                               528,044
           311,000    U.S. Treasury Bonds, 4.50%, due 11/30/11                                                               315,787
           370,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                              377,515
         2,695,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                             2,765,113
         9,800,000    U.S. Treasury Notes, 4.875%, due 6/30/12#                                                           10,102,417
           695,000    U.S. Treasury Notes, 4.625%, due 7/31/12                                                               709,117
         5,649,000    U.S. Treasury Notes, 4.125%, due 8/31/12                                                             5,643,261
           635,000    U.S. Treasury Bonds, 4.25%, due 9/30/12                                                                637,679
         2,994,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                             2,987,449
         5,825,995    U.S. Treasury Notes, 1.875%, due 7/15/15 *** ,#                                                      5,752,262
         4,747,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                             4,711,398
         3,241,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                             3,265,560
         7,674,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                            8,054,100
         3,429,000    U.S. Treasury Bonds, 7.25%, due 5/15/16                                                              4,108,103
         1,055,340    U.S. Treasury Notes, 2.50%, due 7/15/16 ***                                                          1,089,968
         5,763,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                            5,944,892
         4,414,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                           4,473,315
         4,365,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                             4,377,619
         7,661,000    U.S. Treasury Bonds, 4.75%, due 8/15/17                                                              7,829,779
         1,202,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                            1,572,179
         2,739,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                             3,455,205
         3,242,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                             3,712,090
         1,206,572    U.S. Treasury Bonds, 3.375%, due 4/15/32 ***                                                         1,494,266
         5,773,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                              5,769,842
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $157,683,875)                                                                      160,231,852
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
        12,806,875    Janus Institutional Cash Management Fund - Institutional Shares, 5.15% (cost $12,806,875)           12,806,875
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.3%
        87,133,146    Alianz Dresdner Daily Asset Fund+ (cost $87,133,146)                                                87,133,146
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $545,386,166) - 100%                                                                      $655,732,442
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31,2007 (unaudited)

                                                                 % of Investment
Country                                      Value                    Securities
--------------------------------------------------------------------------------
Australia                          $        3,855,336                       0.6%
Belgium                                     4,373,765                       0.7%
Bermuda                                     3,902,242                       0.6%
Brazil                                      2,415,822                       0.4%
Canada                                     40,749,436                       6.1%
China                                       3,042,013                       0.5%
Germany                                     3,595,210                       0.5%
Hong Kong                                   1,594,859                       0.2%
Japan                                       8,673,947                       1.3%
South Korea                                 4,195,982                       0.6%
Switzerland                                49,516,307                       7.4%
United Kingdom                             13,414,069                       2.0%
United States++                           516,403,454                      79.1%
--------------------------------------------------------------------------------
                       Total       $      655,732,442                     100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (63.8% excluding Short-Term and Other Securities)

Forward Currency Contracts, Open
as of October 31, 2007 (unaudited)

Currency Sold and                 Currency         Currency           Unrealized
Settlement Date                 Units Sold   Value in $U.S.          Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/29/07           1,275,000      $ 2,648,389          $ (115,729)
British Pound 2/15/08              300,000          621,435             (19,869)
British Pound 5/14/08            1,065,000        2,199,066             (46,110)
Euro 11/29/07                    2,360,000        3,419,885            (220,126)
Japanese Yen 2/15/08           108,000,000          947,794             (14,233)
--------------------------------------------------------------------------------
Total                                          $  9,836,569          $ (416,067)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

***   Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                             Value as a % of
                                                         Acquisition        Acquisition                        Investment
                                                             Date              Cost             Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Atlas Copco A.B.
------------------------------------------------------------------------------------------------------------------------------------
    5.60%, bonds, due 5/22/17                              5/15/07          $  309,861         $  309,599             0%
------------------------------------------------------------------------------------------------------------------------------------
The Fund has registration rights for certain restricted securities held as of
October 31, 2007. The issuer incurs all registration costs.
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                         $ 30,056,991

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.8%
Airport Development - Maintenance - 0.5%
           287,396    Macquarie Airports**                                                                              $  1,179,843
Automotive - Cars and Light Trucks - 0.4%
            52,829    Tata Motors, Ltd.                                                                                    1,025,745
               140    Tata Motors, Ltd. (ADR)                                                                                  2,758
                                                                                                                           1,028,503
Broadcast Services and Programming - 6.3%
           262,575    Liberty Global, Inc. - Class A*                                                                     10,306,069
            58,155    Liberty Global, Inc. - Class C*                                                                      2,133,125
            31,080    Liberty Media Corp. - Capital*                                                                       3,884,378
                                                                                                                          16,323,572
Building and Construction Products - Miscellaneous - 0.8%
            55,175    USG Corp.*, #                                                                                        2,193,206
Building Products - Cement and Aggregate - 2.7%
           152,727    Cemex S.A. de C.V. (ADR)*,#                                                                          4,684,137
           613,640    Gujarat Ambuja Cements, Ltd.                                                                         2,262,422
                                                                                                                           6,946,559
Building Products - Wood - 0.6%
            66,425    Masco Corp.                                                                                          1,599,514
Cable Television - 0.7%
            63,675    DIRECTV Group, Inc.*                                                                                 1,686,114
Casino Hotels - 0.2%
             6,490    Station Casinos, Inc.                                                                                  582,802
Commercial Banks - 4.6%
            91,380    ICICI Bank, Ltd.                                                                                     2,948,342
            88,785    ICICI Bank, Ltd. (ADR)#                                                                              6,165,230
           213,700    Mitsubishi UFJ Financial Group, Inc.                                                                 2,129,046
               142    Mizuho Financial Group, Inc.                                                                           798,150
                                                                                                                          12,040,768
Computer Services - 3.2%
           233,215    Ceridian Corp.*                                                                                      8,381,747
Containers - Metal and Glass - 5.1%
           298,335    Owens-Illinois, Inc.*,#                                                                             13,252,041
Distribution/Wholesale - 1.0%
           564,525    Li & Fung, Ltd.                                                                                      2,672,995
Diversified Minerals - 1.6%
           111,575    Companhia Vale do Rio Doce (ADR)                                                                     4,204,146
E-Commerce/Services - 1.0%
           119,900    Liberty Media Corp. - Interactive*                                                                   2,545,477
Electric - Generation - 2.2%
         1,035,450    Datang International Power Generation Company, Ltd.                                                  1,209,238
           718,433    National Thermal Power Corporation, Ltd.                                                             4,408,050
                                                                                                                           5,617,288
Electric - Integrated - 2.8%
         2,561,545    Tenaga Nasional Berhad                                                                               7,219,338
Electric - Transmission - 1.1%
           771,125    Power Grid Corporation of India Limited*                                                             2,937,656
Engineering - Research and Development Services - 1.3%
            31,760    Larsen & Toubro, Ltd.                                                                                3,483,106
Enterprise Software/Services - 0.3%
            25,798    CA, Inc.                                                                                               682,357
Finance - Mortgage Loan Banker - 0.7%
            25,795    Housing Development Finance Corporation, Ltd.                                                        1,829,998
Food - Diversified - 0.7%
           137,941    Cadbury Schweppes PLC**                                                                              1,829,913
Forestry - 4.0%
           112,125    Plum Creek Timber Company, Inc.                                                                      5,008,624
            69,827    Weyerhaeuser Co.**                                                                                   5,300,567
                                                                                                                          10,309,191
Hotels and Motels - 0.0 %
                85    Home Inns & Hotels Management, Inc. (ADR)*                                                               3,743
Independent Power Producer - 2.3%
           131,545    NRG Energy, Inc.*                                                                                    6,006,345
Investment Companies - 1.4%
           669,395    Australian Infrastructure Fund**                                                                     2,107,607
           509,629    Macquarie Infrastructure Group**                                                                     1,512,118
                                                                                                                           3,619,725
Machinery - Pumps - 0.1%
             5,745    Graco, Inc.                                                                                            226,123
Medical - Biomedical and Genetic - 2.1%
            91,945    Amgen, Inc.*                                                                                         5,342,924
Medical - Drugs - 0.5%
            31,808    Sanofi-Aventis (ADR)                                                                                 1,399,870
Medical - HMO - 3.3%
           142,175    Coventry Health Care, Inc.*                                                                          8,574,574
Medical - Nursing Homes - 0.1657%
             6,450    Manor Care, Inc.                                                                                       429,441
Medical Products - 0.9%
            32,220    Zimmer Holdings, Inc.*                                                                               2,238,968
Metal - Diversified - 0.6%
           106,690    Ivanhoe Mines, Ltd. (U.S. Shares)*                                                                   1,465,921
Metal Processors and Fabricators - 0.7%
           189,923    Bharat Forge, Ltd.                                                                                   1,838,134
Multimedia - 2.4%
           187,275    News Corporation, Inc. - Class A                                                                     4,058,249
               225    News Corporation, Inc. - Class B                                                                         5,159
           108,076    Publishing & Broadcasting, Ltd.**                                                                    2,111,322
                                                                                                                           6,174,730
Oil - Field Services - 1.5%
           151,430    BJ Services Co.                                                                                      3,814,522
Oil Companies - Exploration and Production - 3.4%
            67,850    Chesapeake Energy Corp. #                                                                            2,678,718
            98,069    Forest Oil Corp.*                                                                                    4,765,173
            56,587    Mariner Energy, Inc.*                                                                                1,414,675
                                                                                                                           8,858,566
Oil Companies - Integrated - 0.2%
             4,475    Suncor Energy, Inc. (U.S. Shares)                                                                      488,804
Oil Refining and Marketing - 2.8%
           102,089    Reliance Industries, Ltd.                                                                            7,246,396
Paper and Related Products - 0.4%
           259,308    Ballarpur Industries, Ltd.                                                                             931,078
Pipelines - 2.5%
            77,875    Enbridge, Inc.#                                                                                      3,373,429
            60,899    Kinder Morgan Management LLC*                                                                        3,093,669
                                                                                                                           6,467,098
Publishing - Periodicals - 0.2%
            45,555    Playboy Enterprises, Inc. - Class B*                                                                   510,216
Real Estate Management/Services - 1.9%
           162,480    Mitsubishi Estate Company, Ltd.                                                                      4,855,477
Real Estate Operating/Development - 5.1%
           937,000    CapitaLand, Ltd.**                                                                                   5,275,782
           858,900    New World Development Company, Ltd.                                                                  3,080,863
           149,740    St. Joe Co.**,#                                                                                      5,070,196
                                                                                                                          13,426,841
Recreational Vehicles - 0%
                35    Polaris Industries, Inc.                                                                                 1,721
Reinsurance - 0.7%
               395    Berkshire Hathaway, Inc. - Class B*                                                                  1,743,530
REIT - Diversified - 1.4%
            31,550    Vornado Realty Trust                                                                                  3,24,766
REIT - Office Property - 0%
               295    American Financial Realty Trust                                                                          1,988
REIT - Warehouse and Industrial - 2.1%
            74,105    ProLogis                                                                                             5,316,293
Retail - Consumer Electronics - 0.9%
            22,760    Yamada Denki Company, Ltd.                                                                           2,342,940
Retail - Major Department Stores - 2.9%
            95,420    J.C. Penney Company, Inc.                                                                            5,366,421
           137,724    Pantaloon Retail India, Ltd.                                                                         2,154,895
                                                                                                                           7,521,316
Semiconductor Components/Integrated Circuits - 0.8%
            59,355    Cypress Semiconductor Corp.*                                                                         2,169,425
Soap and Cleaning Preparations - 1.0%
            42,469    Reckitt Benckiser PLC**                                                                              2,467,617
Television - 1.5%
           282,491    British Sky Broadcasting Group PLC**                                                                 4,003,586
Transportation - Railroad - 0.4%
            62,810    All America Latina Logistica (GDR)                                                                     989,245
               215    All America Latina Logistica (GDR)                                                                       3,418
                                                                                                                             992,663

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $196,102,659)                                                                                   222,551,475
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
               148    Weyerhaeuser Co.
                       expires January 2008
                       exercise price $85.00 (premiums paid $59,629)                                                          22,940

------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts 0.9%
            28,541   MCSI World Exchange Index
                       expires December 2007
                       exercise price $132.20                                                                                211,603

           398,400   Russell 2000(R) Index
                       expires January 2008
                       exercise price $80.00                                                                               1,135,440

           162,700   Russell 2000(R) Index
                       expires January 2008
                       exercise price $81.00                                                                                 525,065

             3,035   S&P Asia 50(R) Index
                       expires December 2007
                       exercise price $389.62                                                                                481,717

------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $3,854,739)                                                                  2,353,825
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.4%
         4,515,284    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                               4,515,284
         1,381,750    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                  1,381,750
Total Money Markets (cost $5,897,034)                                                                                      5,897,034
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.9%
        19,664,514    Allianz Dresdner Daily Asset Fund+ (cost $19,664,514)                                               19,664,514
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $225,578,575) - 100%                                                                      $250,489,788
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country -(Long Positions)
                          October 31, 2007 (unaudited)

                                                               % of Investment
Country                                              Value          Securities
--------------------------------------------------------------------------------
Australia                                     $    6,910,890                2.7%
Bermuda                                            2,672,995                1.1%
Brazil                                             5,196,809                2.1%
Canada                                             5,328,154                2.2%
Cayman Islands                                         3,743                0.0%
China                                              1,209,238                0.5%
France                                             1,399,870                0.6%
Hong Kong                                          3,080,863                1.2%
India                                             37,233,810               14.8%
Japan                                             10,125,613                4.0%
Malaysia                                           7,219,338                2.9%
Mexico                                             4,684,137                1.9%
Singapore                                          5,275,782                2.2%
United Kingdom                                     8,301,115                3.3%
United States++                                  151,847,431               60.5%
--------------------------------------------------------------------------------
Total                                         $  250,489,788              100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (50.2% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of October 31, 2007 (unaudited)

Currency Sold and              Currency          Currency          Unrealized
Settlement Date               Units Sold       Value in $U.S.      Gain/(Loss)
------------------------------------------------------------------------------
Australian Dollar 4/16/08    $    2,900,000   $    2,670,854    $      (79,907)

British Pound 5/14/08             2,501,500        5,165,223          (108,303)

Singapore Dollar 4/16/08          3,000,000        2,095,655    $      (20,249)
------------------------------------------------------------------------------
Total                                         $    9,931,732    $     (208,459)

                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                            St. Joe Co.
                               expires January 2008
                               68 contracts
                               exercise price $70.00            $          (680)
                            Weyerhaeuser Co.
                               expires January 2008
                               296 contracts
                               exercise price $95.00                    (11,840)
--------------------------------------------------------------------------------
Total Written Options - Calls  (Premiums received $42,090)      $       (12,520)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts
                            Weyerhaeuser Co.
                               expires January 2008
                               148 contracts
                               exercise price $60.00
--------------------------------------------------------------------------------
                               (Premiums received $19,536)      $       (10,360)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                   $     25,947,911
--------------------------------------------------------------------------------

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Bank Loans - 21.0%
Advertising Services - 0.3%
         $ 165,000    R.H. Donnelley Corp., 8.875%, senior notes, due 10/15/17 (144A)                                   $    165,000
Aerospace and Defense - 0.1%
             5,851    Hawker Beechcraft, Inc., 5.25%, bank loan, due 3/26/14 @                                                 5,730
            63,657    Hawker Beechcraft, Inc., 7.10%, bank loan, due 3/26/14 @                                                62,444
             5,319    Hawker Beechcraft, Inc., 7.5075%, bank loan, due 3/26/14 @                                               5,218
                                                                                                                              73,392
Agricultural Operations - 0.1%
            80,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                             79,350
Applications Software - 0.3%
           140,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                               136,047
Auction House - Art Dealer - 0.1%
            61,195    Adesa, Inc., 7.61%, bank loan, due 10/20/13 @                                                           59,079
Automotive - Cars and Light Trucks - 0.7%
           109,448    Ford Motor Co., 8.36%, bank loan, due 12/16/13 @                                                       105,003
           105,000    Ford Motor Co., 7.45%, unsecured notes, due 7/16/31                                                     82,950
           115,000    Ford Motor Co., 4.25%, senior notes, due 12/15/36                                                      137,712
            49,625    General Motors Corp., 7.735%, bank loan, due 11/29/13 @                                                 48,488
                                                                                                                             374,153
Automotive - Medium and Heavy Duty Trucks - 0.2%
             4,033    Navistar International Corp., 5.22%, bank loan, due 1/19/12 @                                            3,983
            25,300    Navistar International Corp., 5.35988%, bank loan, due 1/19/12 @                                        24,984
            80,667    Navistar International Corp., 8.61%, bank loan, due 1/19/12 @                                           79,658
                                                                                                                             108,625
Automotive - Truck Parts and Equipment - Original - 0.6%
           305,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                              297,375
Cable Television - 1.7%
           110,000    Charter Communications Operating LLC, 7.13%, bank loan, due 3/6/14 @                                   105,502
           170,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                            172,851
           210,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                            219,593
           250,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                                  247,240
           178,626    CSC Holdings, Inc., 7.56875%, bank loan, due 3/29/13 @                                                 174,221
                                                                                                                             919,407
Casino Hotels - 0.1%
             1,750    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 @                                               1,706
            46,182    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 @                                              45,028
            30,000    Seminole Hard Rock Entertainment, 8.19438%, secured notes, due 3/15/14 (144A)@                          29,325
                                                                                                                              76,059
Cellular Telecommunications - 0.2%
           125,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                            125,313
Commercial Services - 0.4%
            40,000    Aramark Corp., 8.50%, company guaranteed notes, due 2/1/15                                              40,500
           180,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                      183,150
                                                                                                                             223,650
Computer Services - 0.4%
           205,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              209,100
Consumer Products - Miscellaneous - 0.2%
           115,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                                115,249
Containers - Metal and Glass - 0.4%
           136,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                                137,020
           100,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 100,500
                                                                                                                             237,520
Data Processing and Management - 0.3%
           160,000    First Data Corp., 9.875%, senior unsecured notes, due 9/24/15 (144A)                                   153,200
Disposable Medical Products - 0.3%
           145,000    Covidien International, 6.00%, company guaranteed notes, due 10/15/17 (144A)                           146,954
Diversified Financial Services - 0.9%
           310,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10 **                                         310,250
           165,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                  161,063
                                                                                                                             471,313
Diversified Operations - 0.8%
            75,000    Covidien International, 6.55%, company guaranteed notes, due 10/15/37 (144A)                            76,407
           155,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                     156,938
           175,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                             177,497
                                                                                                                             410,842
Diversified Operations - Commercial Services - 0.1%
            29,019    Aramark Corp., 7.19813%, bank loan, due 1/27/14 @                                                       28,318
             2,074    Aramark Corp., 5.19813%, bank loan, due 1/27/14 @                                                        2,023
                                                                                                                              30,341
Educational Software - 0.1%
            39,800    Riverdeep Interactive Learning, 8.11%, bank loan, due 12/20/13 @                                        39,480
Electric - Generation - 0.5%
           295,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                         288,363
Electric - Integrated - 2.8%
           145,000    CMS Energy Corp., 6.30%, senior unsubordinated notes, due 2/1/12                                       144,711
            75,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                               74,636
           145,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                          146,631
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      128,879
           250,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        264,028
           135,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       130,707
            90,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                   92,371
           270,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                   283,903
           255,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                               256,275
                                                                                                                           1,522,141
Electronic Components - Semiconductors - 0.4%
           215,000    National Semiconductor Corp., 5.94438%, senior unsecured notes, due 6/15/10 @                          214,020
Energy - Alternate Sources - 0.1%
            54,863    Huish Detergents, Inc., 7.51%, bank loan, due 4/26/14 @                                                 52,302
Finance - Auto Loans - 0.6%
            50,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 @                                     49,790
           145,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 @                                                     146,378
            35,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                         32,885
            30,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                              26,932
            55,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                              48,735
                                                                                                                             304,720
Finance - Consumer Loans - 0.2%
            95,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                   94,586
Finance - Other Services - 0.4%

           109,725    Pinnacle Foods Finance LLC, 8.11%, bank loan, due 4/2/14 @                                             107,027
            15,000    Pinnacle Foods Finance LLC, 9.25%, senior notes, due 4/1/15 (144A)                                      14,250
            85,000    Pinnacle Foods Finance LLC, 10.625%, senior subordinated notes, due 4/1/17 (144A)                       79,263
                                                                                                                             200,540
Food - Retail - 0.3%
            60,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                       60,600
           105,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                           104,738
                                                                                                                             165,338
Food - Wholesale/Distribution - 0.2%
           115,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                           118,163
Gas - Distribution - 0.1%
            60,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                            57,900
Independent Power Producer - 0.3%
            65,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                                 65,569
            70,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                                 70,612
                                                                                                                             136,181
Machinery - Electrical - 0.1%
            44,014    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 @                                                   43,446
Medical - Hospitals - 0.4%
            54,724    HCA, Inc., 7.61%, bank loan, due 11/18/13 @                                                             53,370
           155,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                   163,137
                                                                                                                             216,507
Metal - Diversified - 0.2%
           120,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                       131,400
Multimedia - 0.7%
            65,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                        64,179
            50,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                          50,494
            60,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                               60,023
            75,000    Viacom, Inc., 6.75%, senior unsecured notes, due 10/5/37                                                76,376
           109,447    VNU, Inc., 7.36%, bank loan, due 8/9/13 @                                                              106,601
                                                                                                                             357,673
Non-Hazardous Waste Disposal - 0.6%
           170,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                      171,062
           155,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                                164,054
                                                                                                                             335,116
Oil Companies - Exploration and Production - 0.8%
            70,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                               70,000
            15,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                         15,525
           125,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                        131,606
            35,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                       35,630
           100,000    Sabine Pass L.P., 7.50%, secured notes, due 11/30/16                                                    98,000
            75,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                             74,295
                                                                                                                             425,056
Paper and Related Products - 0.2%

             5,728    Georgia-Pacific Corp., 7.09%, bank loan, due 12/20/12 @                                                  5,587
            11,456    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12 @                                                 11,173
             9,651    Georgia-Pacific Corp., 7.11375%, bank loan, due 12/20/12 @                                               9,413
            91,646    Georgia-Pacific Corp., 7.47375%, bank loan, due 12/20/12 @                                              89,387
                                                                                                                             115,560
Pipelines - 1.1%
           550,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                 500,641
           110,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                                 111,091
                                                                                                                             611,732
Publishing - Periodicals - 0.3%
            45,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                     47,869
            59,550    Idearc Inc., 7.35%, bank loan, due 11/17/14 @                                                           58,612
            50,000    Idearc Inc., 8.00%, company guaranteed notes, due 11/15/16                                              50,125
                                                                                                                             156,606
Real Estate Management/Services - 0.2%
            28,636    Realogy Corp., 8.32%, bank loan, due 10/10/13 @                                                         26,604
           106,098    Realogy Corp., 8.36%, bank loan, due 10/10/13 @                                                         98,556
                                                                                                                             125,160
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                                97,143
Retail - Regional Department Stores - 0%
            18,633    Neiman Marcus Group, Inc., 7.11%, bank loan, due 4/6/13 @                                               18,301
               291    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 @                                               286
                                                                                                                              18,587
Retail - Restaurants - 0.2%
            55,000    Darden Restaurants, Inc., 6.20%, senior unsecured notes, due 10/15/17                                   55,854
            45,000    Darden Restaurants, Inc., 6.80%, senior unsecured notes, due 10/15/37                                   46,466
                                                                                                                             102,320
Satellite Telecommunications - 0.1%
            80,000    INTELSAT Bermuda, Ltd., 7.855%, bank loan, due 2/1/14 @                                                 79,000
Savings/Loan/Thrifts - 0.1%
            35,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 @                                              34,265
Schools - 0.1%
            35,928    Education Management LLC, 7.125%, bank loan, due 6/1/13 @                                               34,812
Special Purpose Entity - 0.6%
            95,000    Source Gas LLC, 5.90%, senior notes, due 4/1/17 (144A) ss.                                              92,521
            60,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             56,400
           200,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) @                                200,841
                                                                                                                             349,762
Specified Purpose Acquisition Company - 0%
            14,925    Solar Capital Group, Corp., 7.10%, bank loan, due 2/28/14 @                                             14,699
Telephone - Integrated - 0.5%
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           186,734
            75,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11                              76,885
                                                                                                                             263,619
Television - 0.2%
           110,000    Univision Communications, Inc., 7.61%, bank loan, due 9/29/14 @                                        104,053
Transportation - Railroad - 0.1%
            45,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                 45,000
Transportation - Services - 0.1%
            75,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                               75,600
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds and Bank Loans (Cost $11,421,787)                                                                   11,342,819
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 14.7%
Collateralized Mortgage Obligations - 0.9%
           301,031    Chase 2003-S13 A2, 5%, due 11/25/33                                                                    286,806
           215,000    UBS, 5.50%, due 11/25/37 (beta)                                                                        210,062
                                                                                                                             496,868
U.S. Government Agencies - 13.8%
           152,916    Fannie Mae, 7.00%, due 9/1/14                                                                          158,740
            39,002    Fannie Mae, 6.50%, due 11/1/17                                                                          40,055
           126,068    Fannie Mae, 5.00%, due 11/1/18                                                                         124,540
           164,522    Fannie Mae, 4.50%, due 5/1/19                                                                          159,426
            50,972    Fannie Mae, 5.50%, due 8/1/19                                                                           51,136
            26,849    Fannie Mae, 5.50%, due 9/1/19                                                                           26,963
            25,921    Fannie Mae, 4.50%, due 4/1/20                                                                           25,082
            28,988    Fannie Mae, 4.50%, due 9/1/20                                                                           28,050
           136,266    Fannie Mae, 6.00%, due 10/1/21                                                                         138,671
           139,830    Fannie Mae, 5.50%, due 9/1/24                                                                          139,170
            40,986    Fannie Mae, 7.00%, due 11/1/28                                                                          42,926
            50,897    Fannie Mae, 6.50%, due 2/1/31                                                                           52,543
           108,414    Fannie Mae, 7.00%, due 2/1/32                                                                          113,546
           119,543    Fannie Mae, 6.50%, due 5/1/32                                                                          123,363
            48,106    Fannie Mae, 6.50%, due 7/1/32                                                                           49,514
           342,190    Fannie Mae, 6.00%, due 10/1/32                                                                         346,270
           386,039    Fannie Mae, 5.035%, due 1/1/33                                                                         385,981
           275,728    Fannie Mae, 5.50%, due 2/1/33                                                                          272,546
            81,574    Fannie Mae, 6.50%, due 3/1/33                                                                           83,961
           182,072    Fannie Mae, 4.566%, due 4/1/33                                                                         180,992
           201,982    Fannie Mae, 5.50%, due 11/1/33                                                                         199,606
           244,591    Fannie Mae, 5.00%, due 4/1/34                                                                          235,337
           388,139    Fannie Mae, 6.00%, due 7/1/34                                                                          392,797
           137,450    Fannie Mae, 6.50%, due 8/1/34                                                                          141,610
            26,951    Fannie Mae, 6.50%, due 9/1/34                                                                           27,865
           341,201    Fannie Mae, 5.50%, due 11/1/34                                                                         336,954
           130,014    Fannie Mae, 4.605%, due 12/1/34                                                                        128,689
           225,462    Fannie Mae, 6.00%, due 1/1/35                                                                          227,619
           122,197    Fannie Mae, 5.50%, due 1/1/36                                                                          120,546
            95,159    Fannie Mae, 6.50%, due 1/1/36                                                                           97,410
            61,401    Fannie Mae, 6.00%, due 8/1/36                                                                           61,864
            75,638    Fannie Mae, 6.00%, due 8/1/36                                                                           76,209
            15,309    Fannie Mae, 6.50%, due 8/1/36                                                                           15,671
           366,316    Fannie Mae, 5.585%, due 11/1/36                                                                        369,672
            95,387    Fannie Mae, 6.00%, due 1/1/37                                                                           96,108
           458,000    Fannie Mae, 6.50%, due 11/13/37 ***                                                                    468,735
            47,413    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                       46,780
           171,190    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                      168,904
            98,923    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                       99,951
            61,745    Freddie Mac , 5.50%, due 1/1/16                                                                         62,096
           107,734    Freddie Mac , 5.50%, due 1/1/18                                                                        108,284
            21,447    Freddie Mac , 5.00%, due 3/1/21                                                                         21,133
            75,002    Freddie Mac , 5.50%, due 2/1/21                                                                         75,121
           103,662    Freddie Mac , 6.00%, due 11/1/33                                                                       104,700
           171,696    Freddie Mac , 6.00%, due 2/1/34                                                                        173,525
           238,498    Freddie Mac , 3.756%, due 7/1/34                                                                       237,146
            41,351    Freddie Mac , 6.50%, due 7/1/34                                                                         42,647
            20,502    Freddie Mac , 6.50%, due 7/1/34                                                                         21,134
            16,023    Freddie Mac , 6.50%, due 6/1/35                                                                         16,461
            92,868    Freddie Mac , 5.50%, due 8/1/36                                                                         91,433
           177,284    Ginnie Mae , 6.00%, due 10/20/34                                                                       179,259
            87,048    Ginnie Mae , 6.50%, due 2/20/35                                                                         89,515
           293,634    Ginnie Mae , 5.50%, due 3/20/35                                                                        290,416
            83,000    Ginnie Mae , 6.50%, due 11/13/37 ***                                                                    84,997

------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (Cost $7,980,896)                                                                         7,950,537
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Finance - Other Services - 0.2%
             2,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    114,810
Savings/Loan/Thrifts - 0.3%
             5,455    Chevy Chase Bank FSB, 8.00%                                                                            140,194
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (Cost $265,450)                                                                                        255,004
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 44.3% U.S. Treasury Notes/Bonds:
        $1,470,000    4.875%, due 5/31/09 #                                                                                1,490,098
         1,125,000    4.625%, due 7/31/09 #                                                                                1,137,393
            55,000    4.75%, due 2/15/10 #                                                                                    55,958
         5,090,000    4.50%, due 5/15/10 #                                                                                 5,161,977
           520,000    5.125%, due 6/30/11 #                                                                                  539,297
        $1,000,000    4.50%, due 11/30/11                                                                                  1,015,391
            80,000    4.75%, due 1/31/12                                                                                      82,000
         1,535,000    4.625%, due 2/29/12 #                                                                                1,566,179
           130,000    4.50%, due 3/31/12                                                                                     131,991
           175,000    4.50%, due 4/30/12                                                                                     177,625
         2,751,000    4.75%, due 5/31/12 #                                                                                 2,822,569
         1,420,000    4.625%, due 7/31/12 #                                                                                1,448,843
           200,000    4.125%, due 8/31/12                                                                                    199,797
           195,000    4.25%, due 9/30/12                                                                                     195,823
           345,000    4.625%, due 11/15/16 #                                                                                 349,636
           494,000    4.625%, due 2/15/17 #                                                                                  500,407
         2,475,000    4.50%, due 5/15/17 #                                                                                 2,482,155
           540,000    4.75%, due 8/15/17                                                                                     551,897
           185,000    8.875%, due 8/15/17                                                                                    247,987
           400,000    8.875%, due 2/15/19 #                                                                                  547,969
           521,000    7.25%, due 8/15/22 #                                                                                   657,233
         1,114,000    6.25%, due 8/15/23 #                                                                                 1,292,936
           605,000    4.75%, due 2/15/37                                                                                     604,669
           575,000    5.00%, due 5/15/37                                                                                     597,865
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (Cost $23,360,895)                                                                        23,857,695
------------------------------------------------------------------------------------------------------------------------------------

Commercial Paper - 1.0%
           547,000    Ford Motor Credit Co., 5.57%, 11/13/07 (cost $545,984)                                                 545,984
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
           397,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.15% (cost $397,000)                 397,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 17.8%
         9,620,566    Alianz Dresdner Daily Asset Fund+ (cost $9,620,566)                                                  9,620,566
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $53,592,578) - 100%                                                                         53,969,605
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

Country                                             Value        % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Canada                                      $          500,641              0.9%
Cayman Islands                                         200,841              0.4%
China                                                   56,400              0.1%
Spain                                                   76,885              0.1%
United States ++                                    53,134,838             98.5%
--------------------------------------------------------------------------------
                             Total          $       53,969,605            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (79.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, option contracts, and/or securities with extended settlement dates.

(beta) Security is Illiquid.

@      Rate is subject to change. Rate shown reflects current rate.

***    Security acquired under mortgage dollar roll agreement.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss.    Schedule of Restricted and Illiquid Securities (as of October 31, 2007)


                                                                                                                 Value as a %
                                                             Acquisition         Acquisition                    of Investment
 Janus Adviser Flexible Bond Fund                                Date               Cost             Value        Securities
--------------------------------------------------------------------------------------------------------------------------------
Source Gas LLC, 5.90%, senior notes, due 4/1/17 (144A)     4/11/07 - 9/20/07       $94,516        $  92,521          0.2%


The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                   $215,173

Janus Adviser Floating Rate High Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and ank Loans- 90.2%
Advertising Services - 3.2%
$          109,725    Advanstar Communications, Inc., 7.44813%, bank loan, due 6/2/14 @                                 $    103,416
           100,000    Penton Media, Inc., 9.98375%, bank loan, due 2/1/14 @                                                   93,250
                                                                                                                             196,666
Airlines - 3.1%
            99,750    Delta Air Lines, Inc., 8.08188%, bank loan, due 4/30/14 @                                               98,254
           100,000    U.S. Airways Group, Inc., 7.3725%, bank loan, due 3/23/14 @                                             95,438
                                                                                                                             193,692
Apparel Manufacturers - 1.6%
           100,000    Hanesbrands, Inc., 8.78406%, company guaranteed notes, due 12/15/14   @                                100,500
Auction House - Art Dealer - 1.6%
            99,750    Adesa, Inc., 7.45%, bank loan, due 10/21/13 @                                                           96,301
Automotive - Cars and Light Trucks - 1.6%
            99,499    Ford Motor Co., 8.70%, bank loan, due 12/15/13  @                                                       95,457
Automotive - Medium and Heavy Duty Trucks - 1.6%
            11,333    Navistar International Corp., 4.7938%, bank loan, due 1/19/12   @                                       11,192
            15,333    Navistar International Corp., 8.23375%, bank loan, due 1/19/12  @                                       15,142
            73,333    Navistar International Corp., 8.23375%, bank loan, due 1/19/12   @                                      72,416
                                                                                                                              98,750
Building and Construction Products - Miscellaneous - 1.4%
               241    Building Materials Corporation of America, 7.8125%, bank loan, due 2/22/14   @                             216
            99,252    Building Materials Corporation of America, 7.9375%, bank loan, due 2/22/14   @                          88,996
                 8    Building Materials Corporation of America, 9.25%, bank loan, due 2/22/14  @                                  7
                                                                                                                              89,219
Cable Television - 2.0%
           100,000    Charter Communications Operating LLC, 6.99%, bank loan, due 3/6/14 @                                    95,911
            26,236    CSC Holdings, Inc., 6.875%, bank loan, due 3/29/13 @                                                    25,556
                                                                                                                             121,467
Casino Hotels - 5.6%
           250,000    Riviera Holdings Corp., 7.20%, bank loan, due 6/8/14 @                                                 246,874
            50,000    Trump Entertainment Resorts, Inc., 7.10%, bank loan, due 5/21/12 @                                      49,250
            50,000    Trump Entertainment Resorts, Inc., 7.10%, bank loan, due 5/21/12 @                                      49,250
                                                                                                                             345,374
Casino Services - 1.6%
            64,640    Herbst Gaming, Inc., 8.1425%, bank loan, due 12/2/11@                                                   64,263
             1,072    Herbst Gaming, Inc., 8.16813%, bank loan, due 12/2/11 @                                                  1,065
            34,037    Herbst Gaming, Inc., 8.19813%, bank loan, due 12/2/11 @                                                 33,838
                                                                                                                              99,166
Cellular Telecommunications - 0.8%
            50,000    IPCS, Inc., 7.48125%, secured notes, due 5/1/13 @                                                       48,750
Chemicals - Diversified - 1.6%
            99,499    Georgia Gulf Corp., 7.625%, bank loan, due 10/3/13 @                                                    98,194
Commercial Services - 0.9%
            56,000    U.S. Investigation Services, 10.50%, company guaranteed notes, due 11/1/15 (144A)                       53,340
Data Processing and Management - 0.5%
            35,000    First Data Corp., 9.875%, senior unsecured notes, due 9/24/15 (144A)                                    33,513
Diversified Operations - Commercial Services - 1.6%
           100,000    Aramark Corp., 8.85625%, company guaranteed notes, due 2/1/15 @                                        100,500
Educational Software - 1.6%
            99,499    Riverdeep Interactive Learning, 7.94813%, bank loan, due 12/20/13 @                                     98,699
Electric - Integrated - 2.6%
            85,000    Texas Competitive Electric Holdings Company, LLC (TXU Energy), 0%, bank loan, due 10/10/14  @           84,991
            73,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                                73,365
                                                                                                                             158,356
Energy - Alternate Sources - 1.5%
            99,750    Huish Detergents, Inc., 7.20%, bank loan, due 4/26/14   @                                               95,095
Finance - Other Services - 1.6%
            99,750    Pinnacle Foods Finance LLC, 7.94813%, bank loan, due 4/2/14  @                                          97,298
Food - Wholesale/Distribution - 1.6%
            99,749    Roundy's Supermarket, Inc., 8.46%, bank loan, due 11/3/11   @                                           99,094
Gambling - Non-Hotel - 0.4%
            25,000    Pinnacle Entertainment, Inc., 8.25%, company guaranteed notes, due 3/15/12                              25,750
Health Care Cost Containment - 1.7%
           110,000    Concentra, Inc., 10.69813%, bank loan, due 6/25/15   @                                                 102,300
Independent Power Producer - 2.4%
            99,500    Calpine Corp., 7.44813%, bank loan, due 3/29/09  @                                                      98,277
            14,668    NRG Energy, Inc., 0%, bank loan, due 2/1/13@                                                            14,340
            35,332    NRG Energy, Inc., 0%, bank loan, due 2/1/13 @                                                           34,542
                                                                                                                             147,159
Insurance Brokers - 1.6%
            99,750    U.S.I. Holdings Corp., 7.95%, bank loan, due 5/5/14 @                                                   96,508
Investment Management and Advisory Services - 1.6%
            25,000    LVB Acquisition Merger, 10.375%, senior notes, due 10/15/17 (144A)                                      25,313
            75,000    Nuveen Investments, Inc., 10.50%, company guaranteed notes, due 11/15/15 (144A)                         75,000
                                                                                                                             100,313
Medical - Hospitals - 5.5%
            15,468    Community Health Systems, Inc., 0.50%, bank loan, due 7/25/14 @                                         15,124
           174,594    Community Health Systems, Inc., 7.755%, bank loan, due 7/25/14  @                                      170,708
            59,938    Community Health Systems, Inc., 7.76%, bank loan, due 7/25/14 @                                         58,605
            99,499    HCA, Inc., 7.44813%, bank loan, due 11/18/13 @                                                          97,036
                                                                                                                             341,473
Medical Imaging Systems - 1.6%
            56,818    Onex Carestream Health, Inc., 10.08125%, bank loan, due 10/30/13 @                                      55,398
            43,182    Onex Carestream Health, Inc., 10.57688%, bank loan, due 10/30/13 @                                      42,102
                                                                                                                              97,500
Medical Products - 4.8%
            99,750    Cardinal Health 409, Inc., 7.44813%, bank loan, due 4/10/14  @                                          95,677
            56,005    Reable Therapeutics Finance (DJO Finance, LLC), 7.81813%, bank loan, due 11/4/13 @                      55,725
            43,743    Reable Therapeutics Finance (DJO Finance, LLC), 7.86%, bank loan, due 11/4/13   @                       43,525
           100,000    Universal Hospital Services, Inc., 8.75938%, secured notes, due 6/1/15 (144A) @                        100,249
                                                                                                                             295,176
Motion Pictures and Services - 1.6%
            99,500    Metro-Goldwyn-Mayer, Inc., 8.44813%, bank loan, due 4/8/12 @                                            95,603
Multimedia - 3.1%
            99,750    Local TV On Satellite LLC, 7.31%, bank loan, due 5/7/13 @                                               96,259
            99,498    VNU, Inc. (Nielsen Finance LLC), 7.36%, bank loan, due 8/9/13 @                                         96,910
                                                                                                                             193,169
Oil Companies - Exploration and Production - 1.6%
           100,000    Venoco, Inc., 9.125%, bank loan, due 9/20/11  @                                                         99,000
Optical Supplies - 1.1%
            18,000    Bausch & Lomb, Inc., 9.875%, senior unsecured notes, due 11/1/15 (144A)                                 18,540
            10,000    Bausch & Lomb, Inc., 0%, bank loan, due 4/25/15 @                                                       10,013
            40,000    Bausch & Lomb, Inc., 8.10625%, bank loan, due 4/24/15 @                                                 40,067
                                                                                                                              68,620
Pipelines - 0.8%
            50,000    Atlas Pipelines Partners, 0%, bank loans, due 7/27/14  @                                                49,875
Publishing - Periodicals - 1.8%
            50,000    Dex Media East, LLC, 0%, bank loan, due 10/24/14 @                                                      50,063
            60,000    Idearc, Inc. (Verizon), 0%, bank loan, due 11/17/14 @                                                   59,055
                                                                                                                             109,118
Racetracks - 1.6%
            13,818    Penn National Gaming, Inc., 6.76%, bank loan, due 10/3/12 @                                             13,694
            13,879    Penn National Gaming, Inc., 6.76%, bank loan, due 10/3/12 @                                             13,756
            14,619    Penn National Gaming, Inc., 6.76%, bank loan, due 10/3/12 @                                             14,489
            16,902    Penn National Gaming, Inc., 6.76%, bank loan, due 10/3/12  @                                            16,751
             1,018    Penn National Gaming, Inc., 7.10%, bank loan, due 10/3/12 @                                              1,009
            10,502    Penn National Gaming, Inc., 7.11%, bank loan, due 10/3/12  @                                            10,408
            10,502    Penn National Gaming, Inc., 7.11%, bank loan, due 10/3/12 @                                             10,408
            18,506    Penn National Gaming, Inc., 7.11%, bank loan, due 10/3/12  @                                            18,342
                                                                                                                              98,857
Real Estate Management/Services - 1.5%
            21,212    Realogy Corp., 4.9763%, bank loan, due 10/10/13 @                                                       19,707
            78,591    Realogy Corp., 8.24%, bank loan, due 10/10/13  @                                                        73,004
                                                                                                                              92,711
Resorts and Theme Parks - 1.7%
           109,725    Six Flags Theme Parks, 7.75%, bank loan, due 4/30/15  @                                                104,205
Retail - Apparel and Shoe - 1.5%
            98,704    Burlington Coat Factory, 0%, bank loan, due 5/28/13 @                                                   92,268
Retail - Miscellaneous/Diversified - 0.4%
            25,000    Harry & David Holdings, Inc., 10.62125%, company guaranteed notes, due 3/1/12 @                         24,313

Retail - Restaurants - 5.6%
            11,667    Buffets, Inc., 5.09813%, bank loan, due 5/1/13 @                                                        10,523
            87,891    Buffets, Inc., 8.11%, bank loan, due 11/1/13 @                                                          79,278
            50,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                   51,375
           100,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14                              100,374
             7,519    OSI Restaurant Partners, Inc., 5.52313%, bank loan, due 6/14/13 @                                        7,222
            97,884    OSI Restaurant Partners, Inc., 7.0625%, bank loan, due 6/14/14 @                                        94,060
                                                                                                                             342,832
Special Purpose Entity - 3.1%
           100,000    Affinion Holding Co., 11.6775%, bank loan, due 3/1/12 @                                                 98,875
            95,701    Wimar Opco LLC, 7.44813%, bank loan, due 1/3/12 @                                                       93,489
                                                                                                                             192,364
Specified Purpose Acquisition Company - 1.0%
            60,000    Solar Capital Group, Corp., 0%, bank loan, due 2/28/14 @                                                59,092
Telephone - Integrated - 2.8%
           100,000    Hawaiian Telecom Communications, Inc., 10.78938%, company guaranteed notes, due 5/1/13  @              101,250
            75,000    Virgin Media Investment Holdings, 7.10%, bank loan, due 10/4/13 @                                       72,563
                                                                                                                             173,813
Television - 1.5%
           100,000    Univision Communications, Inc., 7.61%, bank loan, due 9/29/14 @                                         94,594
Transportation - Truck - 1.3%
            88,372    Saint Acquisition Corp. (Swift Transportation Company, Inc.), 8.375%, bank loan, due
                       5/10/14 @                                                                                              77,404
Travel Services - 1.0%
            60,000    TDS Investor Corp., 7.10%, bank loan, due 8/23/13 @                                                     58,838
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds and Bank Loans(cost $5,704,288)                                                                      5,552,286
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 9.8%
           600,000     UBS Financial Services, Inc., 4.92%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $600,082
                       collateralized by $1,230,037
                       in U.S. Government Agencies
                       0%, 7/1/33 - 6/1/36
                       with a value of  $612,003
                       (cost $ 600,000)                                                                                      600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,304,288) - 100%                                                                          $6,152,286
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                % of Investment
Country                                             Value            Securities

United States  ++                         $        6,152,286              100.0%
--------------------------------------------------------------------------------
Total                                     $        6,152,286              100.0%
================================================================================

++    Includes Short-Term Securities (90.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

@     Rate is subject to change. Rate shown reflects current rate.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Janus Adviser Forty Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.6%
Aerospace and Defense - 0.9%
         4,745,523    BAE Systems PLC                                                                              $      49,299,970
Agricultural Chemicals - 11.8%
           928,712    Monsanto Co.                                                                                        90,670,153
         2,984,685    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             366,579,011
           705,533    Syngenta A.G.                                                                                      170,401,577
                                                                                                                         627,650,741
Agricultural Operations - 2.2%
         1,003,632    Bunge, Ltd.                                                                                        115,608,370
Audio and Video Products - 2.0%
         2,133,860    Sony Corp. (ADR)                                                                                   105,540,716
Casino Hotels - 5.6%
         2,248,070    Las Vegas Sands Corp.*,#                                                                           299,173,156
Computers - 10.1%
           919,952    Apple, Inc.*                                                                                       174,744,882
         2,883,817    Research In Motion, Ltd. (U.S. Shares)*                                                            359,064,054
                                                                                                                         533,808,936
Cosmetics and Toiletries - 2.4%
         1,841,872    Procter & Gamble Co.                                                                               128,046,941
Diversified Minerals - 4.3%
         6,045,405    Companhia Vale do Rio Doce (ADR)#                                                                  227,790,860
Entertainment Software - 0.8%
           676,805    Electronic Arts, Inc.*                                                                              41,366,322
Finance - Investment Bankers/Brokers - 7.0%
           628,140    Bear Stearns Companies, Inc.                                                                        71,356,704
           684,575    Goldman Sachs Group, Inc.                                                                          169,719,834
           742,532    Lehman Brothers Holdings, Inc.                                                                      47,031,977
         1,228,335    Merrill Lynch & Company, Inc.                                                                       81,094,677
                                                                                                                         369,203,192
Medical - Biomedical and Genetic - 4.9%
         2,919,860    Celgene Corp.*                                                                                     192,710,760
           867,597    Genentech, Inc.*                                                                                    64,314,966
                                                                                                                         257,025,726
Medical - Drugs - 1.6%
           489,830    Roche Holding A.G.                                                                                  83,754,334
Medical Instruments - 5.8%
           931,942    Intuitive Surgical, Inc.*                                                                          304,623,882
Oil Companies - Exploration and Production - 4.0%
           537,990    Apache Corp.                                                                                        55,848,742
           560,380    EOG Resources, Inc.                                                                                 49,649,668
         1,535,170    Occidental Petroleum Corp.                                                                         106,003,488
                                                                                                                         211,501,898
Oil Companies - Integrated - 5.5%
         1,896,230    ConocoPhillips                                                                                     161,103,701
         1,794,375    Hess Corp.                                                                                         128,495,194
                                                                                                                         289,598,895
Oil Refining and Marketing - 1.0%
           787,885    Valero Energy Corp.                                                                                 55,490,741
Optical Supplies - 1.9%
           675,195    Alcon, Inc. (U.S. Shares)#                                                                         102,771,431
Retail - Apparel and Shoe - 0.7%
           531,880    Industria de Diseno Textil S.A.#                                                                    39,744,193
Retail - Major Department Stores - 0.5%
           513,867    J.C. Penney Company, Inc.                                                                           28,899,880
Soap and Cleaning Preparations - 1.1%
           991,590    Reckitt Benckiser PLC                                                                               57,615,300
Super-Regional Banks - 1.8%
         2,735,595    Wells Fargo & Co.                                                                                   93,037,586
Therapeutics - 2.6%
         2,995,115    Gilead Sciences, Inc.*                                                                             138,344,362
Web Portals/Internet Service Providers - 7.1%
           528,957    Google, Inc. - Class A*                                                                            373,972,598
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,794,055,663)                                                                               4,533,870,030
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.7%
       521,711,720    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.15%                                                              521,711,720
        47,187,301    Janus Institutional Money Market
                         Fund - Institutional Shares, 5.10%                                                               47,187,301
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $568,899,021)                                                                                  568,899,021
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.7%
       193,966,600    Allianz Dresdner Daily Asset Fund +
                         (cost $193,966,600)                                                                             193,966,600
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,556,921,284) - 100%                                                               $   5,296,735,651
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country- (Long Positions)
                          October 31, 2007 (unaudited)

                                                                % of Investment
Country                                               Value          Securities
--------------------------------------------------------------------------------
Bermuda                                     $      115,608,370             2.2%
Brazil                                             227,790,860             4.3%
Canada                                             725,643,065            13.7%
Japan                                              105,540,716             2.0%
Spain                                               39,744,193             0.8%
Switzerland                                        356,927,342             6.7%
United Kingdom                                     106,915,270             2.0%
United States++                                  3,618,565,835            68.3%
--------------------------------------------------------------------------------
Total                                       $    5,296,735,651           100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (53.9% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR                       American Depositary Receipt

PLC                       Public Limited Company

U.S. Shares               Securities of foreign companies trading on an American
                          Stock Exchange.

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of October 31, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Fundamental Equity Fund

Schedule of Investments (unaudited)


Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.3%
Advertising Sales - 1.1%
            43,335    Clear Channel Outdoor Holdings, Inc.*, #                                                          $  1,101,576
Aerospace and Defense - 2.6%
            16,570    Boeing Co.                                                                                           1,633,636
            18,410    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   897,856
                                                                                                                           2,531,492
Agricultural Operations - 0.6%
            16,820    Archer-Daniels-Midland Co.                                                                             601,820
Building and Construction - Miscellaneous - 0.3%
            17,315    Insituform Technologies, Inc.*, #                                                                      243,449
Cable Television - 0.3%
            13,860    Comcast Corp. - Class A*                                                                               291,753
Coal - 0.9%
            15,855    Peabody Energy Corp.**                                                                                 883,916
Commercial Services - Finance - 0.8%
            35,645    Western Union Co.                                                                                      785,616
Computers - 2.9%
            10,945    Apple, Inc.*                                                                                         2,079,003
            23,135    Dell, Inc.*                                                                                            707,931
                                                                                                                           2,786,934
Computers - Integrated Systems - 0.3%
            35,200    Bank Tec (144A)*,oo,ss.                                                                                281,600
Computers - Memory Devices - 3.0%
           111,685    EMC Corp.*                                                                                           2,835,682
Cosmetics and Toiletries - 1.8%
            24,745    Procter & Gamble Co.                                                                                 1,720,272
Diversified Operations - 3.4%
            79,179    General Electric Co.                                                                                 3,259,008
Electronic Components - Semiconductors - 4.7%
            49,870    Advanced Micro Devices, Inc.*, #                                                                       652,300
            29,997    NVIDIA Corp.*                                                                                        1,061,294
             1,153    Samsung Electronics Company, Ltd.                                                                      716,099
            88,845    Spansion, Inc. - Class A*,#                                                                            626,357
            45,430    Texas Instruments, Inc.                                                                              1,481,018
                                                                                                                           4,537,068
Electronic Forms - 1.8%
            35,140    Adobe Systems, Inc.*                                                                                 1,683,206
Energy - Alternate Sources - 3.0%
             6,010    First Solar, Inc.*                                                                                     954,448
            17,365    JA Solar Holdings Company, Ltd. (ADR)*                                                               1,000,224
            15,880    Suntech Power Holdings Company, Ltd. (ADR)*, #                                                         935,173
                                                                                                                           2,889,845
Enterprise Software/Services - 1.6%
            69,010    Oracle Corp.*                                                                                        1,529,952
Entertainment Software - 1.0%
            15,455    Electronic Arts, Inc.*                                                                                 944,610
Filtration and Separations Products - 0.3%
             6,920    Pall Corp.                                                                                             277,284
Finance - Credit Card - 0.9%
            14,025    American Express Co.                                                                                   854,824
Finance - Investment Bankers/Brokers - 8.9%
            47,931    Citigroup, Inc.                                                                                      2,008,308
           113,040    E*TRADE Financial Corp.*                                                                             1,259,266
            59,105    JP Morgan Chase & Co.                                                                                2,777,934
            30,245    Merrill Lynch & Company, Inc.                                                                        1,996,775
            17,425    MF Global, Ltd.*                                                                                       515,083
                                                                                                                           8,557,366
Finance - Mortgage Loan Banker - 2.3%
            38,405    Fannie Mae                                                                                           2,190,621
Finance - Other Services - 0.6%
             4,820    Nymex Holdings, Inc.                                                                                   619,466
Food - Canned - 0.6%
            21,950    TreeHouse Foods, Inc.*                                                                                 612,405
Food - Retail - 0.6%
            11,630    Whole Foods Market, Inc. #                                                                             576,150
Forestry - 1.0%
            12,795    Weyerhaeuser Co.*                                                                                      971,268
Gold Mining - 1.6%
            35,315    Barrick Gold Corp. (U.S. Shares)                                                                     1,558,451
Instruments - Controls - 0.4%
            13,850    Watts Water Technologies, Inc. - Class A                                                               393,756
Investment Management and Advisory Services - 0.6%
            21,150    Blackstone Group L.P.*, #                                                                              537,845
Machinery - Construction and Mining - 0.7%
             9,515    Caterpillar, Inc.                                                                                      709,914
Medical - Biomedical and Genetic - 1.5%
            21,740    Celgene Corp.*,**                                                                                    1,434,840
Medical - Drugs - 4.7%
            45,610    Merck & Company, Inc.                                                                                2,657,239
            11,128    Roche Holding A.G.                                                                                   1,902,738
                                                                                                                           4,559,977
Medical - HMO - 2.0%
            31,255    Coventry Health Care, Inc.*                                                                          1,884,989
Medical Products - 0.5%
             1,540    Nobel Biocare Holding A.G.                                                                             449,937
Metal - Diversified - 0.4%
           215,400    Aura Minerals, Inc.*                                                                                   348,964
Multi-Line Insurance - 0.8%
            12,425    American International Group, Inc.                                                                     784,266
Multimedia - 0.7%
            29,075    News Corporation, Inc. - Class B                                                                       666,690
Non-Hazardous Waste Disposal - 0.3%
             8,085    Waste Management, Inc.                                                                                 294,213
Oil - Field Services - 0.7%
            17,950    Halliburton Co.                                                                                        707,589
Oil and Gas Drilling - 0.7%
             5,590    Transocean, Inc. (U.S. Shares)*                                                                        667,278
Oil Companies - Exploration and Production - 3.6%
            12,050    Apache Corp.                                                                                         1,250,911
            20,350    EnCana Corp. (U.S. Shares)                                                                           1,418,395
             8,970    EOG Resources, Inc.**                                                                                  794,742
                                                                                                                           3,464,048
Oil Companies - Integrated - 8.7%
             9,570    ConocoPhillips                                                                                         813,067
            19,360    Exxon Mobil Corp.                                                                                    1,780,926
            35,365    Hess Corp.                                                                                           2,532,487
            16,910    Marathon Oil Corp.**                                                                                   999,888
            20,601    Suncor Energy, Inc.                                                                                  2,256,643
                                                                                                                           8,383,011
Oil Refining and Marketing - 2.1%
            28,623    Valero Energy Corp.**                                                                                2,015,918
Retail - Apparel and Shoe - 1.0%
            23,670    Nordstrom, Inc.                                                                                        933,545
Retail - Consumer Electronics - 0.8%
            15,590    Best Buy Company, Inc.                                                                                 756,427
Retail - Drug Store - 2.3%
            53,730    CVS/Caremark Corp.                                                                                   2,244,302
Retail - Jewelry - 1.3%
            23,555    Tiffany & Co.**                                                                                      1,276,210
Retail - Major Department Stores - 0.8%
            12,980    J.C. Penney Company, Inc.                                                                              729,995
Semiconductor Equipment - 0.4%
             7,155    KLA-Tencor Corp.                                                                                       376,711
Steel - Producers - 1.8%
            72,434    Tata Steel, Ltd.                                                                                     1,686,199
Super-Regional Banks - 1.4%
            39,335    Wells Fargo & Co.                                                                                    1,337,783
Telecommunication Equipment - Fiber Optics - 1.4%
            55,575    Corning, Inc.                                                                                        1,348,805
Therapeutics - 0.6%
            12,925    Gilead Sciences, Inc.*                                                                                 597,006
Transportation - Railroad - 1.1%
            18,265    Canadian National Railway Co. (U.S. Shares)                                                          1,022,657
Water - 1.9%
            14,325    American States Water Co.                                                                              651,071
            18,605    Aqua America, Inc. #                                                                                   432,752
            16,085    California Water Service Group                                                                         714,014
                                                                                                                           1,797,837
Water Treatment Services - 0%
             3,120    Basin Water, Inc.*, #                                                                                   37,409
Web Portals/Internet Service Providers - 2.3%
            69,775    Yahoo!, Inc.*                                                                                        2,170,003
Wireless Equipment - 0.8%
             3,230    American Tower Corp. - Class A*                                                                        142,701
            16,145    Nokia Oyj (ADR)**                                                                                      641,280
                                                                                                                             783,981
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $70,130,810)                                                                                     89,699,050
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.3%
               175    ConocoPhillips (LEAPS)
                           expires January 2009
                           exercise price $70.00                                                                             367,500
               280    CVS/Caremark Corp. (LEAPS)
                           expires January 2010
                           exercise price $35.00                                                                             333,760
               111    J.C. Penney Company, Inc. (LEAPS)
                           expires January 2010
                           exercise price $70.00                                                                              85,470
               167    Nordstrom, Inc. (LEAPS)
                           expires January 2010
                           exercise price $40.00                                                                             155,310
                66    Procter & Gamble Co.
                           expires January 2008
                           exercise price $70.00                                                                              14,850
               150    Procter & Gamble Co. (LEAPS)
                           expires January 2009
                           exercise price $65.00                                                                             148,500
               168    Texas Instruments, Inc. (LEAPS)
                           expires January 2010
                           exercise price $35.00                                                                              96,090
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,148,150)                                                                 1,201,480
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0.1%
            14,486    Tata Steel, Ltd. - Rights @, oo                                                                         22,104
            65,190    Tata Steel, Ltd. - Rights @, oo                                                                        149,207
------------------------------------------------------------------------------------------------------------------------------------
Total Rights (cost $0)                                                                                                       171,311
------------------------------------------------------------------------------------------------------------------------------------

Money Markets - 1.9%
         1,449,645    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                               1,449,645
           340,300    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                    340,300
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,789,945)                                                                                      1,789,945
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.5%
         3,315,287    Allianz Dresdner Daily Asset Fund (cost $3,315,287) +                                                3,315,287
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $76,384,192) - 100%                                                                  $      96,005,762
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
--------------------------------------------------------------------------------
Bermuda                                         $     515,083              0.5%
Brazil                                                897,856              0.9%
Canada                                              6,605,110              6.9%
Cayman Islands                                      1,602,451              1.7%
China                                               1,000,224              1.0%
Finland                                               641,280              0.7%
India                                               1,857,510              2.0%
South Korea                                           716,099              0.8%
Switzerland                                         2,352,675              2.5%
United States++                                    79,817,474             83.0%
--------------------------------------------------------------------------------
Total                                           $  96,005,762            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (77.6% excluding Short-Term Securities and Other Securities).

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
              Celgene Corp.
                 expires January 2008
                 187 contracts
                 exercise price $85.00                                   $ 7,480
              EOG Resources, Inc.
                 expires January 2008
                 75 contracts
                 exercise price $100.00                                   12,375
              Marathon Oil Corp.
                 expires January 2008
                 150 contracts
                 exercise price $70.00                                    14,250
              Peabody Energy Corp.
                 expires January 2008
                 150 contracts
                 exercise price $80.00                                     2,250
              Tiffany and Company
                 expires November 2007
                 224 contracts
                 exercise price $60.00                                     6,720
              Valero Energy Corp.
                 expires January 2008
                 150 contracts
                 exercise price $100.00                                      750
--------------------------------------------------------------------------------
Total Written Options - Calls
              (Premiums received $126,170)                               $43,825
--------------------------------------------------------------------------------


Forward Currency Contracts, Open
as of October 31, 2007 (unaudited)
Currency Sold and                                   Currency            Currency      Unrealized
Settlement Date                                   Units Sold      Value in $U.S.     Gain/(Loss)
-------------------------------------------------------------------------------------------------
Euro 11/29/07                                        355,000            $514,432       ($33,112)
-------------------------------------------------------------------------------------------------
Total                                                                   $514,432       ($33,112)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

U.S. Shares       Securities of foreign  companies  trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities as of October 31, 2007

--------------------------------------------------------------------------------
                                                              Value as a % of
Janus Adviser Fundamental Equity Fund           Value      Investment Securities
--------------------------------------------------------------------------------
Bank Tec (144A)                                   $281,600                  0.3%
Tata Steel, Ltd. - Rights                           22,104                  0.0%
Tata Steel, Ltd. - Rights                          149,207                  0.1%
--------------------------------------------------------------------------------
                                                  $452,911                  0.4%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)


                                                  Acquisition       Acquisition                           Value as a % of
                                                     Date              Cost               Value        Investment Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund
Bank Tec (144A)oo                                   6/20/07      $         281,600    $    281,600                       0.3%


The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                             $    6,521,372


Total Return Swaps outstanding at October 31, 2007 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                             Notional           Return Paid            Return Received          Termination          Appreciation/
Counterparty                   Amount           by the Fund              by the Fund                Date            (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
                                         1- month S&P 500(R) Index   1-month Fannie Mae
                                         plus LIBOR minus 5          plus LIBOR plus 20
Lehman Brothers              1,092,481   basis points                basis points                 7/24/2008                  47,792
                                         1- month S&P 500(R) Index   1-month Microsoft
Morgan Stanley                           plus Federal Funds rate     Corp. plus Federal
Capital Services             1,294,317   plus 25 basis points        Funds rate                   7/24/2008                  (1,453)
                                         1- month S&P 500(R) Index   1-month Hewlett
Morgan Stanley                           plus Federal Funds rate     Packard plus Federal
Capital Services             2,215,891   plus 25 basis points        Funds rate                    9/4/2008                 204,256
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                      $250,595
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.0%
Advertising Sales - 0.7%
            33,400    Lamar Advertising Co.*                                                                              $1,785,564
Aerospace and Defense - 2.1%
            30,100    Boeing Co.                                                                                           2,967,559
            48,280    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 2,354,616
                                                                                                                           5,322,175
Agricultural Operations - 0.9%
            64,687    Archer-Daniels-Midland Co.                                                                           2,314,501
Applications Software - 1.0%
            32,838    Infosys Technologies, Ltd.                                                                           1,551,076
            76,894    Satyam Computer Services, Ltd.                                                                         939,377
                                                                                                                           2,490,453
Automotive - Cars and Light Trucks - 0.4%
            57,410    Tata Motors, Ltd.                                                                                    1,114,691
Building and Construction - Miscellaneous - 0.2%
            39,605    Insituform Technologies, Inc.*, #                                                                      556,846
Cable Television - 0.3%
            31,685    Comcast Corp. - Class A*                                                                               666,969
Coal - 1.0%
            45,469    Peabody Energy Corp.                                                                                 2,534,897
Commercial Services - Finance - 0.7%
            83,405    Western Union Co.                                                                                    1,838,246
Computers - 1.3%
           106,455    Dell, Inc.*                                                                                          3,257,523
Computers - Integrated Systems - 0.3%
            94,420    Bank Tec (144A)*,oo,ss.                                                                                755,360
Computers - Memory Devices - 2.8%
           274,595    EMC Corp.*, **                                                                                       6,971,967
Cosmetics and Toiletries - 2.1%
            74,935    Procter & Gamble Co.                                                                                 5,209,481
Dental Supplies and Equipment - 0.6%
            71,210    Align Technology, Inc.*, #                                                                           1,474,047
Diversified Operations - 3.4%
           177,432    General Electric Co. **                                                                              7,303,101
           656,275    Melco International Development, Ltd.                                                                1,252,600
                                                                                                                           8,555,701
Electronic Components - Semiconductors - 6.6%
           241,986    Advanced Micro Devices, Inc.*,#                                                                      3,165,177
           103,201    NVIDIA Corp.*                                                                                        3,651,250
             3,005    Samsung Electronics Company, Ltd.                                                                    1,866,330
            10,771    Samsung Electronics Company, Ltd. (GDR)                                                              3,302,432
           240,825    Spansion, Inc. - Class A*                                                                            1,697,816
            89,270    Texas Instruments, Inc.                                                                              2,910,202
                                                                                                                          16,593,207
Energy - Alternate Sources - 1.4%
             8,195    JA Solar Holdings Company, Ltd. (ADR)*                                                                 472,032
            49,735    Suntech Power Holdings Company, Ltd. (ADR)*, #                                                       2,928,894
                                                                                                                           3,400,926
Entertainment Software - 2.0%
            83,575    Electronic Arts, Inc.*                                                                               5,108,104
Filtration and Separations Products - 0.3%
            16,240    Pall Corp.                                                                                             650,737
Finance - Investment Bankers/Brokers - 5.5%
            87,070    Citigroup, Inc. **                                                                                   3,648,232
           300,755    E*TRADE Financial Corp.*                                                                             3,350,411
            78,730    JP Morgan Chase & Co.                                                                                3,700,309
            32,650    MF Global, Ltd.*                                                                                       965,134
            42,850    UBS A.G. (U.S. Shares) **                                                                            2,300,617
                                                                                                                          13,964,703
Finance - Mortgage Loan Banker - 1.9%
            84,740    Fannie Mae                                                                                           4,833,570
Food - Canned - 0.5%
            43,748    TreeHouse Foods, Inc.*                                                                               1,220,569
Forestry - 0.8%
            26,715    Weyerhaeuser Co.                                                                                     2,027,936
Gold Mining - 1.5%
            84,170    Barrick Gold Corp. (U.S. Shares)                                                                     3,714,422
Instruments - Controls - 0.4%
            31,670    Watts Water Technologies, Inc. - Class A                                                               900,378
Investment Management and Advisory Services - 0.5%
            50,660    Blackstone Group L.P.*                                                                               1,288,284
Machinery - Construction and Mining - 0.5%
            17,190    Caterpillar, Inc.                                                                                    1,282,546
Medical - Drugs - 2.7%
            41,465    Merck & Company, Inc.                                                                                2,415,751
            25,189    Roche Holding A.G. **                                                                                4,306,980
                                                                                                                           6,722,731
Medical - HMO - 1.1%
            46,765    Coventry Health Care, Inc.*                                                                          2,820,397
Medical Products - 0.5%
             3,965    Nobel Biocare Holding A.G. **                                                                        1,158,440
Multi-Line Insurance - 0.5%
            21,505    American International Group, Inc.                                                                   1,357,396
Multimedia - 0.7%
            74,510    News Corporation, Inc. - Class B                                                                     1,708,514
Non-Hazardous Waste Disposal - 0.2%
            16,340    Waste Management, Inc.                                                                                 594,613
Oil - Field Services - 1.2%
            74,110    Halliburton Co.                                                                                      2,921,416
Oil Companies - Exploration and Production - 3.8%
            13,215    Apache Corp.                                                                                         1,371,849
            91,399    EnCana Corp. (U.S. Shares) **                                                                        6,370,510
            19,955    EOG Resources, Inc.                                                                                  1,768,013
                                                                                                                           9,510,372
Oil Companies - Integrated - 8.0%
            59,465    Exxon Mobil Corp. **                                                                                 5,470,185
            87,027    Hess Corp.                                                                                           6,232,003
            39,344    Petro-Canada                                                                                         2,270,487
            56,941    Suncor Energy, Inc.                                                                                  6,237,343
                                                                                                                          20,210,018
Oil Refining and Marketing - 2.0%
            70,050    Valero Energy Corp.                                                                                  4,933,622
Real Estate Operating/Development - 0.5%
           260,345    Hang Lung Properties, Ltd.                                                                           1,279,588
Retail - Apparel and Shoe - 1.4%
            92,142    Nordstrom, Inc.                                                                                      3,634,080
Retail - Consumer Electronics - 0.8%
            40,730    Best Buy Company, Inc. #                                                                             1,976,220
Retail - Drug Store - 2.6%
           154,960    CVS/Caremark Corp. **                                                                                6,472,679
Retail - Jewelry - 1.1%
            52,625    Tiffany & Co.                                                                                        2,851,223
Retail - Major Department Stores - 0.3%
            14,875    J.C. Penney Company, Inc.                                                                              836,570
Retail - Pet Food and Supplies - 0.8%
            66,150    PETsMART, Inc.                                                                                       1,981,193
Semiconductor Equipment - 0.5%
            22,360    KLA-Tencor Corp.                                                                                     1,177,254
Shipbuilding - 1.5%
            56,965    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               3,653,974
Steel - Producers - 1.7%
           182,477    Tata Steel, Ltd.                                                                                     4,247,903
Super-Regional Banks - 2.0%
            82,737    U.S. Bancorp                                                                                         2,743,559
            64,005    Wells Fargo & Co.                                                                                    2,176,810
                                                                                                                           4,920,369
Telecommunication Equipment - Fiber Optics - 0.7%
            76,175    Corning, Inc.                                                                                        1,848,767
Telecommunication Services - 1.8%
           169,599    Bharti Tele-Ventures, Ltd.*                                                                          4,417,647
Television - 1.8%
           312,924    British Sky Broadcasting Group PLC                                                                   4,434,895
Tobacco - 0.6%
            21,035    Altria Group, Inc.                                                                                   1,534,083
Toys - 1.1%
           109,180    Marvel Entertainment, Inc.*                                                                          2,701,113
Transportation - Services - 0.7%
            21,935    United Parcel Service, Inc. - Class B                                                                1,647,319
Water - 1.6%
            32,495    American States Water Co. #                                                                          1,476,898
            43,030    Aqua America, Inc. #                                                                                 1,000,878
            36,235    California Water Service Group                                                                       1,608,471
                                                                                                                           4,086,247
Water Treatment Services - 0%
             6,330    Basin Water, Inc.*, #                                                                                   75,897
Web Portals/Internet Service Providers - 3.3%
             4,592    Google, Inc. - Class A*                                                                              3,246,544
           167,355    Yahoo!, Inc.*                                                                                        5,204,741
                                                                                                                           8,451,285
Wireless Equipment - 1.9%
            14,865    American Tower Corp. - Class A*                                                                        656,736
            78,800    Nokia Oyj (ADR) **                                                                                   3,129,936
            24,440    QUALCOMM, Inc.                                                                                       1,044,321
                                                                                                                           4,830,993
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $163,748,256)                                                                                   219,262,195
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Metal - Diversified - 0.7%
            10,125    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                             1,726,920
Money Center Banks - 0.5%
             2,248    UBS A.G. Jersey Branch (U.S. Shares)*, ss.                                                           1,271,266
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,260,500)                                                                                    2,998,186
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 4.5%
Finance - Investment Bankers/Brokers - 3.6%
         2,242,000    Lehman Brothers Holdings, Inc., convertible, (Archer-Daniels-Midland Co., Best Buy
                      Company, Inc., Suntech Power Holdings Company, Ltd. (ADR)), 37.06% ss.                               2,266,214
            81,365    Lehman Brothers Holdings, Inc., convertible, (Corning, Inc.), 10.55% ss.                             1,945,437
            20,721    Merrill Lynch & Company, Inc., convertible, (Apple, Inc.), 11.30% ss.                                3,387,262
             2,322    Morgan Stanley Co., convertible, (Melco PBL Entertainment (Macau), Ltd. (ADR),
                      Spansion, Inc. - Class A, Suntech Power Holdings Company, Ltd. (ADR)), 46.50% ss.
                                                                                                                           1,525,461
                                                                                                                           9,124,374

Special Purpose Entity - 0.9%
         2,168,507    Natixis Financial Products, Inc., convertible, (Amylin Pharmaceuticals, Inc.), 9.05% @
                                                                                                                           2,174,427
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $11,720,997)                                                                   11,298,801
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.4%

               472    Texas Instruments, Inc.                                                                                269,968
                          expires January 2010
                          exercise price $35.00

               755    CVS/Caremark Corp.
                          expires January 2010
                          exercise price $35.00                                                                              899,960

               563    ConocoPhilips
                          expires January 2009
                          exercise price $70.00                                                                            1,182,300

               453    Nordstrom, Inc.
                          expires January 2010
                          exercise price $40.00                                                                              421,290

               302    J.C. Penney Company, Inc.
                          expires December 2010
                          exercise price $70.00                                                                              232,540

               403    Proctor & Gamble Co.                                                                                    90,675
                          expires December 2008
                          exercise price $70.00

               431    Proctor & Gamble Co.                                                                                   426,690
                          expires December 2009
                          exercise price $65.00

------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $3,276,227)                                                                 3,523,423
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0.2%
Steel - Producers - 0.2%
            36,495    Tata Steel, Ltd. - Rights*,@, oo                                                                        55,687
           164,229    Tata Steel, Ltd. - Rights*, oo                                                                         375,887

------------------------------------------------------------------------------------------------------------------------------------
Total Rights (cost $0)                                                                                                       431,574
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.9%
         4,854,434    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                               4,854,434
         2,400,800    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                  2,400,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $7,255,234)                                                                                      7,255,234
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.4%
         8,366,413    Allianz Dresdner Daily Asset Fund+ (cost $8,366,413)                                                 8,366,413

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $197,627,627) - 100%                                                                      $252,704,252
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2007 (unaudited)

                                                                % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                       $          965,134            0.4%
Brazil                                                 2,354,616            0.9
Canada                                                18,592,762            7.4
Cayman Islands                                         2,928,894            1.2
China                                                    472,032            0.2
Finland                                                3,129,936            1.2
Hong Kong                                              2,532,188            1.0
India                                                 12,702,268            5.0
South Korea                                            8,822,736            3.5
Switzerland                                            7,766,037            3.1
United Kingdom                                         5,706,161            2.3
United States ++                                     186,731,488           73.9
--------------------------------------------------------------------------------
                             Total            $      252,704,252          100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (67.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of October 31, 2007 (unaudited)
Currency Sold and                  Currency          Currency       Unrealized
Settlement Date                   Units Sold       Value in $U.S.   Gain/(Loss)
--------------------------------------------------------------------------------
Euro 11/29/07                        1,175,000    $    1,702,697    $  (109,597)

Euro 5/14/08                           200,000           290,082         (5,887)

Swiss Franc  11/29/07                1,060,000           917,168        (36,242)

Swiss Franc  2/15/08                 1,325,000         1,151,627        (37,882)
--------------------------------------------------------------------------------
Total                                             $    4,061,574   $   (189,608)

Total Return Swaps outstanding at October 31, 2007

                                                                                                    Termination     Unrealized
                                   Notional     Return Paid            Return Received              Date            Appreciation/
Counterparty                       Amount       by the Fund            by the Fund                                  Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                     (51,287)    1- month S&P 500       1-month Fannie Mae           7/24/2008         (128,126)
                                                Index                  plus LIBOR
                                                plus LIBOR             plus 20 basis points
                                                minus 5 basis points
                                     99,473     1- month S&P 500                                                       539,732
Morgan Stanley Capital Services                 Index                  1-month Microsoft Corp.      7/24/2008
                                                plus Federal Funds     plus Federal Funds rate
                                                rate
                                                plus 25 basis points
                                     387,476    1- month S&P 500                                                       210,609
Morgan Stanley Capital Services                 Index                  1-month Hewlett Packard Co.  7/24/2008
                                                plus Federal Funds     plus Federal Funds rate
                                                rate
                                                plus 25 basis points
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  622,215



Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               GLobal Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
@     Security is illiquid.
# Loaned security; a portion or all of the security is on loan as of October 31, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of October 31, 2007)

--------------------------------------------------------------------------------
                                                               Value as a % of
Janus Adviser Growth and Income Fund         Value         Investment Securities
--------------------------------------------------------------------------------
Bank Tec (144A)                           $  755,360                    0.3%
Tata Steel, Ltd. - Rights                     55,687                    0.0%
Tata Steel, Ltd. - Rights                    375,887                    0.2%
--------------------------------------------------------------------------------
                                          $1,186,934                    0.5%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
--------------------------------------------------------------------------------

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                                        Value as a %
                                                                                 Acquisition    Acquisition            of Investment
 Janus Adviser Growth and Income Fund                                                Date        Cost          Value      Securities
------------------------------------------------------------------------------------------------------------------------------------
Bank Tec (144A)oo                                                                  6/20/07     $  755,360     $ 755,360     0.3%

Lehman Brothers Holdings, Inc.
    convertible, (Archer-Daniels-Midland Co., Best Buy Company, Inc., Suntech
    Power Holdings Company, Ltd. (ADR)), 37.06%                                     9/6/07      2,009,716     2,266,214     0.9%

Lehman Brothers Holdings, Inc.
    convertible, (Corning, Inc.), 10.55%                                           5/10/07      2,242,000     1,945,437     0.8%

Merrill Lynch & Company, Inc.
    convertible, (Apple, Inc.), 11.30%                                             9/21/07      2,978,774     3,387,262     1.4%

Morgan Stanley Co.
    convertible, (Melco PBL Entertainment (Macau), Ltd. (ADR), Spansion, Inc.
    - Class A, Suntech Power Holdings Company, Ltd. (ADR)), 46.50%                  6/7/07      2,322,000     1,525,461     0.6%

UBS A.G. Jersey Branch (U.S. Shares)*                                              7/17/07      2,248,000     1,271,266     0.5%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              $12,555,850   $11,151,000     4.5%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                            $     12,010,061

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds and Bank Loans - 93.4%
Advertising Services - 1.8%
   $         3,990    Advanstar Communications, Inc., 7.44813%, bank loan, due 5/31/14 @                                $      3,761
             2,000    Advanstar Communications, Inc., 10.19813%, bank loan, due 11/28/14 @                                     1,895
             5,806    Penton Media, Inc., 7.23375%, bank loan, due 2/1/13 @                                                    5,473
               164    Penton Media, Inc., 7.44813%, bank loan, due 2/1/13 @                                                      154
             6,000    Penton Media, Inc., 9.98375%, bank loan, due 2/1/14 @                                                    5,595
             8,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                         7,520
            13,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                        12,220
            22,000    R.H. Donnelley Corp., 6.875%, senior unsecured notes, due 1/15/13#                                      20,679
            10,000    R.H. Donnelley Corp., 8.875%, senior notes, due 10/15/17 (144A)                                         10,000
                                                                                                                              67,297
Aerospace and Defense - Equipment - 0.2%
             7,000    DRS Technologies, Inc., 6.875%, company guaranteed notes, due 11/1/13                                    7,000
Agricultural Chemicals - 0.3%
            10,000    Mosaic Co., 7.625%, senior notes, due 12/1/16 (144A) @                                                  10,775
Airlines - 0.3%
            12,000    Continental Airlines, Inc., 8.75%, unsubordinated notes, due 12/1/11                                    11,820
Apparel Manufacturers - 2.2%
            35,000    Hanesbrands, Inc., 8.78406%, company guaranteed notes, due 12/15/14 @                                   35,174
             8,000    Levi Strauss & Co., 9.75%, senior unsubordinated notes, due 1/15/15                                      8,350
            12,000    Levi Strauss & Co., 8.875%, senior unsecured notes, due 4/1/16                                          12,300
            29,000    Quiksilver, Inc., 6.875%, company guaranteed notes, due 4/15/15                                         27,043
                                                                                                                              82,867
Athletic Equipment - 0.2%
             7,000    Easton-Bell Sports, Inc., 8.375%, company guaranteed notes, due 10/1/12                                  6,720
Automotive - Cars and Light Trucks - 2.5%
             5,970    Ford Motor Co., 8.70%, bank loan, due 12/15/13 @                                                         5,727
            35,000    Ford Motor Co., 7.45%, unsecured notes, due 7/16/31#                                                    27,649
             8,000    Ford Motor Co., 4.25%, senior notes, due 12/15/36                                                        9,580
            27,000    General Motors Corp., 7.125%, senior notes, due 7/15/13                                                 25,043
             3,970    General Motors Corp., 7.615%, bank loan, due 11/29/13 @                                                  3,879
            21,000    General Motors Corp., 8.375%, senior unsubordinated notes, due 7/15/33#                                 19,110
                                                                                                                              90,988
Automotive - Truck Parts and Equipment - Original - 3.1%
            18,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                             16,920
            10,000    American Axle & Manufacturing, Inc., 7.875%, company guaranteed notes, due 3/1/17                        9,750
            18,000    Lear Corp., 8.75%, company guaranteed notes, due 12/1/16                                                17,280
             6,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                                5,850
            18,000    TRW Automotive, Inc., 7.25%, company guaranteed notes, due 3/15/17 (144A)                               17,528
            52,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10                                                48,359
                                                                                                                             115,687
Automotive - Truck Parts and Equipment - Replacement - 0.2%
             9,000    Allison Transmission, Inc., 11.25%, senior unsecured notes, due 11/1/15 (144A)                           8,876
Building - Residential and Commercial - 0.3%
            12,000    Meritage Homes Corp., 7.00%, senior notes, due 5/1/14                                                    9,780
Cable Television - 1.8%
            35,000    CCH I LLC, 11.00%, secured notes, due 10/1/15                                                           33,950
            23,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                           22,828
             3,990    CSC Holdings, Inc., 6.875%, bank loan, due 3/29/13 @                                                     3,886
             4,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior unsecured notes, due 1/15/13                          4,000
                                                                                                                              64,664
Casino Hotels - 1.8%

             1,295    Green Valley Ranch Gaming, 7.19813%, bank loan, due 2/16/14 @                                            1,262
               140    Green Valley Ranch Gaming, 7.19813%, bank loan, due 2/16/14 @                                              137
             2,399    Green Valley Ranch Gaming, 7.54125%, bank loan, due 2/16/14 @                                            2,339
            10,000    Green Valley Ranch Gaming, 8.79125%, bank loan, due 8/16/14 @                                            9,475
             2,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                  1,970
            20,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11                                    17,000
             7,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                      7,175
            18,000    Seminole Hard Rock Entertainment, 8.19438%, secured notes, due 3/15/14 (144A) @                         17,594
            11,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15                                      9,323
                                                                                                                              67,629
Casino Services - 0.9%
             2,586    Herbst Gaming, Inc., 8.1425%, bank loan, due 12/2/11 @                                                   2,571
                43    Herbst Gaming, Inc., 8.16813%, bank loan, due 12/2/11 @                                                     43
             1,361    Herbst Gaming, Inc., 8.19813%, bank loan, due 12/2/11 @                                                  1,354
            24,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12 @                               22,679
            12,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13 @                                  9,000
                                                                                                                              34,293
Cellular Telecommunications - 2.2%
             5,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13                                        5,300
             7,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                          7,438
            29,000    Cricket Communications, Inc., 9.375%, company guaranteed notes, due 11/1/14                             28,782
            11,000    Cricket Communications, Inc., 9.675%, company guaranteed notes, due 11/1/14 (144A)                      10,917
             4,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                        4,330
             6,000    Dobson Communications Corp., 9.61%, senior notes, due 10/15/12 @                                         6,120
             8,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13                                           8,500
             8,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13                              8,390
                                                                                                                              79,777
Chemicals - Diversified - 0.9%
             8,000    Innophos Holdings, Inc., 9.50%, senior unsecured notes, due 4/15/12 ss.                                  8,040
             6,000    Lyondell Chemical Co., 8.00%, company guaranteed notes, due 9/15/14                                      6,645
             8,000    Lyondell Chemical Co., 8.25%, company guaranteed notes, due 9/15/16                                      9,140
             8,000    Lyondell Chemical Co., 6.875%, company guaranteed notes, due 6/15/17                                     8,800
                                                                                                                              32,625
Chemicals - Other - 0.3%
            12,000    Innophos, Inc., 8.875%, company guaranteed notes, due 8/15/14 @                                         12,090
Chemicals - Specialty - 1.2%
             9,000    Macdermid, Inc., 9.50%, senior subordinated notes, due 4/15/17 (144A)                                    8,595
            19,000    Momentive Performance, 9.75%, company guaranteed notes, due 12/1/14 (144A)                              18,525
            11,000    Momentive Performance, 11.50%, company guaranteed notes, due 12/1/16 (144A)                             10,615
             7,000    Nalco Co., 7.75%, senior unsecured notes, due 11/15/11                                                   7,123
                                                                                                                              44,858
Coal - 0.4%
            14,000    Massey Energy Co., 6.875%, company guaranteed notes, due 12/15/13                                       13,230
Commercial Services - 1.1%
            32,000    Aramark Corp., 8.50%, company guaranteed notes, due 2/1/15                                              32,400
            10,000    U.S. Investigation Services, 10.50%, company guaranteed notes, due 11/1/15 (144A)                        9,525
                                                                                                                              41,925
Commercial Services - Finance - 0.3%
             4,000    Cardtronics, Inc., 9.25%, company guaranteed notes, due 8/15/13 @                                        3,860
             7,000    Cardtronics, Inc., 9.25%, senior subordinated notes, due 8/15/13 ss.                                     6,755
                                                                                                                              10,615
Computer Services - 0.9%
             9,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                                9,180
            24,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15                               25,020
                                                                                                                              34,200
Consumer Products - Miscellaneous - 1.4%
             7,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                      6,615
             6,000    Central Garden & Pet Co., 9.125%, company guaranteed notes, due 2/1/13                                   5,730
             8,000    Jarden Corp., 7.50%, company guaranteed notes, due 5/1/17                                                7,600
            30,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                                  30,750
                                                                                                                              50,695
Containers - Metal and Glass - 1.2%
             8,000    Greif, Inc, 6.75%, senior unsecured notes, due 2/1/17                                                    7,940
            12,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                     12,090
             5,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                       5,200
            13,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14                      13,032
             5,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                     5,013
                                                                                                                              43,275
Containers - Paper and Plastic - 2.4%
            18,000    Stone Container, 8.00%, senior unsecured notes, due 3/15/17                                             17,888
            10,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                      9,925
            31,000    Graham Packaging Co., 9.875%, company guaranteed notes, due 10/15/14                                    30,689
            30,000    Stone Container Finance, 7.375%, company guaranteed notes, due7/15/14                                   29,025
                                                                                                                              87,527
Cosmetics and Toiletries - 0.4%
            14,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14                                             13,860
Data Processing and Management - 0.5%
            20,000    First Data Corp., 9.875%, senior unsecured notes, due 9/24/15 (144A)                                    19,150
Direct Marketing - 0.9%
            24,000    Affinion Group, Inc., 11.6775%, company guaranteed notes, due 10/15/15                                  25,020
             7,000    Visant Corp., 7.625%, company guaranteed notes, due 10/1/12                                              7,193
                                                                                                                              32,213
Distribution/Wholesale - 0.3%
            11,000    Nebraska Book Company, Inc., 8.625%, company guaranteed notes, due 3/15/12                              11,028
Diversified Operations - 3.3%
            24,000    Harland Clarke Holdings, 9.50%, company guaranteed notes, due 5/15/15                                   21,839
            16,000    Harland Clarke Holdings, 10.3075%, company guaranteed notes, due 5/15/15 @                              14,400
             7,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                       7,088
             9,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14                               8,393
            18,000    Sally Holdings LLC, 9.25%, company guaranteed notes, due 11/15/14                                       18,090
            18,000    Sally Holdings LLC, 10.50%, company guaranteed notes, due 11/15/16                                      17,910
            36,198    Travelport Holdings, Ltd., 12.19813%, bank loan, due 3/27/12 @                                          34,749
                                                                                                                             122,469
Diversified Operations - Commercial Services - 0.9%
            34,000    Aramark Corp., 8.85625%, company guaranteed notes, due 2/1/15 @                                         34,170
Educational Software - 0.4%
            13,912    Riverdeep Interactive Learning, 7.94813%, bank loan, due 12/20/13 @                                     13,800
Electric - Generation - 1.2%
            12,000    AES Corp., 8.00%, senior notes, due 10/15/17 (144A)                                                     12,105
             9,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                           8,798
            17,000    Edison Mission Energy, 7.20%, senior notes, due 5/15/19 (144A)                                          16,617
             5,949    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A) @                                  5,980
                                                                                                                              43,500
Electric - Integrated - 1.3%
            16,000    CMS Energy Corp., 6.31%, senior unsubordinated notes, due 1/15/13 @                                     15,600
             8,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                            8,090
             5,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                        5,016
            20,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                                20,100
                                                                                                                              48,806
Electronic Components - Semiconductors - 1.5%
            38,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13                                              36,765
            17,000    National Semiconductor Corp., 5.94438%, senior unsecured notes, due 6/15/10 @                           16,923
                                                                                                                              53,688
Finance - Auto Loans - 4.3%
            21,000    Ford Motor Credit Co., 6.625%, senior unsecured notes, due 6/16/08                                      20,906
            28,000    Ford Motor Credit Co., 7.375%, unsecured notes, due 10/28/09                                            27,004
            17,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 @                                     16,929
             4,000    Ford Motor Credit Co., 8.11%, senior unsecured notes, due 1/13/12 @                                      3,703
            19,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 @                                                      19,180
             3,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                          2,819
             9,000    Ford Motor Credit Co., 7.00%, notes, due 10/1/13                                                         8,079
            17,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                        16,404
            27,000    General Motors Acceptance Corp., 7.75%, unsubordinated notes, due 1/19/10                               26,134
            10,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                                9,456
             7,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                               6,284
             6,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                               5,317
                                                                                                                             162,215
Finance - Other Services - 1.6%
            14,363    Pinnacle Foods Finance LLC, 7.94813%, bank loan, due 4/2/14 @                                           14,009
               600    Pinnacle Foods Finance LLC, 7.94813%, bank loan, due 4/2/14 @                                              585
            19,000    Pinnacle Foods Finance LLC, 9.25%, senior notes, due 4/1/15 (144A)                                      18,050
            29,000    Pinnacle Foods Finance LLC, 10.625%, senior subordinated notes, due 4/1/17 (144A)                       27,043
                                                                                                                              59,687
Food - Diversified - 2.3%
            20,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                           19,450
            30,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09                                               30,150
            36,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13 @,#                                             35,279
                                                                                                                              84,879
Food - Meat Products - 0.5%
             8,000    National Beef Packing Company LLC, 10.50%, senior unsecured notes, due 8/1/11 @                          8,040
            14,000    Pierre Foods, Inc., 9.875%, company guaranteed notes, due 7/15/12                                       11,620
                                                                                                                              19,660
Food - Retail - 0.3%
            11,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                            10,973
Food - Wholesale/Distribution - 0.5%
             1,995    Roundy's Supermarket, Inc., 8.46%, bank loan, due 11/3/11 @                                              1,982
            16,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                            16,440
                                                                                                                              18,422
Gambling - Non-Hotel - 1.9%
            12,000    Jacobs Entertainment, Inc., 9.75%, company guaranteed notes, due 6/15/14                                12,120
             8,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                            8,170
            13,000    Pinnacle Entertainment, Inc., 8.25%, company guaranteed notes, due 3/15/12                              13,390
             4,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                      4,420
            12,000    River Rock Entertainment Authority, 9.75%, secured notes, due 11/1/11                                   12,420
            19,000    Shingle Springs Tribal Gaming, 9.375%, senior notes, due 6/15/15 (144A)                                 19,095
                                                                                                                              69,615
Health Care Cost Containment - 0.3%
            13,000    Concentra, Inc., 10.69813%, bank loan, due 6/25/15 @                                                    12,090
Housewares - 0.2%
             8,000    Libbey Glass, Inc., 12.34813%, secured notes, due 6/1/11                                                 8,700
Independent Power Producer - 1.9%
            10,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                            9,886
            36,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          35,910
            11,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                                 11,096
            12,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                                 12,105
                                                                                                                              68,997
Investment Management and Advisory Services - 0.3%
            10,000    LVB Acquistion Merger, 10.375%, senior notes, due 10/15/17 (144A)                                       10,125
Machinery - Electrical - 0.1%
                48    Baldor Electric Co., 6.5625%, bank loan, due 1/31/14 @                                                      47
             1,683    Baldor Electric Co., 6.75%, bank loan, due 1/31/14 @                                                     1,662
                48    Baldor Electric Co., 7.00%, bank loan, due 1/31/14 @                                                        47
             2,222    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 @                                                    2,194
                                                                                                                               3,950
Medical - Hospitals - 3.5%
             7,940    HCA, Inc., 7.44813%, bank loan, due 11/18/13 @                                                           7,743
            33,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                   28,174
            52,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                    54,729
             7,000    Tenet Healthcare Corp., 9.875%, senior notes, due 7/1/14                                                 6,370
             4,000    Tenet Healthcare Corp., 9.25%, senior unsecured notes, due 2/1/15 @                                      3,520
            27,000    United Surgical Partners, 8.875%, company guaranteed notes, due 5/1/17                                  27,540
             3,000    United Surgical Partners, 9.25%, company guaranteed notes, due 5/1/17                                    3,000
                                                                                                                             131,076
Medical - Outpatient and Home Medical Care - 0.6%
             7,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16                                           7,421
               339    National Mentor Holdings, Inc., 5.32%, bank loan, due 6/29/13 @                                            330
             5,571    National Mentor Holdings, Inc., 7.20%, bank loan, due 6/29/13 @                                          5,431
             5,000    National Mentor Holdings, Inc., 11.25%, company guaranteed notes, due 7/1/14                             5,300
             4,000    Surgical Care Affiliates, 10.00%, senior subordinated notes, due 7/15/17 (144A)                          3,820
                                                                                                                              22,302
Medical Imaging Systems - 0%
               568    Carestream Health, Inc., 10.08125%, bank loan, due 10/30/13 @                                              554
               432    Carestream Health, Inc., 10.57688%, bank loan, due 10/30/13 @                                              421
                                                                                                                                 975
Metal - Diversified - 1.0%
            14,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due  4/1/15                       15,330
            13,000    Freeport-McMoRan Copper & Gold, Inc., 8.56438%, senior unsecured notes, due 4/1/15 @                    13,423
             7,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%, senior unsecured notes, due 4/1/17                          7,560

                                                                                                                              36,313
Motion Pictures and Services - 0.2%
             5,970    Metro-Goldwyn-Mayer, Inc., 8.44813%, bank loan, due 4/8/12 @                                             5,736
Multimedia - 0.3%
            11,000    LBI Media, Inc., 8.50%, senior subordinated notes, due 8/1/17 (144A)                                    11,110
Music - 0.9%
            35,000    Steinway Musical Instruments, Inc., 7.00%, senior notes, due 3/1/14 ss.                                 33,163
Non-Hazardous Waste Disposal - 0.7%
             9,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11                                        8,944
             6,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                         6,180
            12,000    Allied Waste Industries, Inc., 7.25%, company guaranteed notes, due 3/15/15                             12,090
                                                                                                                              27,214
Office Automation and Equipment - 0.2%
             7,000    Xerox Corp., 6.875%, senior unsecured notes, due 8/15/11                                                 7,318
Office Supplies and Forms - 1.0%
            40,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        38,000
Oil Companies - Exploration and Production - 3.6%
            19,000    Chaparral Energy, Inc., 8.875%, senior notes, due 2/1/17 (144A)                                         17,764
            18,000    Cimarex Energy Co., 7.125%, company guaranteed notes, due 5/1/17                                        17,977
            17,000    Encore Acquisition Co., 6.25%, company guaranteed notes, due 4/15/14                                    15,810
             9,000    Encore Acquisition Co., 7.25%, company guaranteed notes, due 12/1/17                                     8,618
            11,000    Forest Oil Corp., 8.00%, senior unsecured notes, due 6/15/08                                            11,083
             5,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                                5,000
            13,000    Hilcorp Energy Finance, 7.75%, senior unsecured notes, due 11/1/15 (144A)                               12,789
             4,000    Hilcorp Energy I, 9.00%, senior unsecured notes, due 6/1/16 (144A)                                       4,150
            12,000    Petrohawk Energy Corp., 9.125%, company guaranteed notes, due 7/15/13                                   12,735
            17,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                               16,744
             1,000    Sandridge Energy, Inc., 8.85375%, bank loan, due 4/1/14 @                                                  990
             1,000    Sandridge Energy, Inc., 8.625%, bank loan, due 4/1/15 @                                                    980
             5,000    Venoco, Inc., 9.125%, bank loan, due 9/20/11 @                                                           4,950
             3,000    Venoco, Inc., 8.75%, senior unsecured notes, due 12/15/11                                                3,015
                                                                                                                             132,605
Oil Field Machinery and Equipment - 0.2%
             7,000    Dresser-Rand Group, Inc., 7.625%, company guaranteed notes, due 11/1/14 @                                7,044
Optical Supplies - 0.2%
             6,000    Bausch & Lomb, Inc., 9.875%, senior unsecured notes, due 11/1/15 (144A)                                  6,180
Paper and Related Products - 1.5%
            20,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                       19,700
            17,000    Georgia-Pacific Corp., 7.125%, company guaranteed notes, due 1/15/17 (144A)                             16,575
            12,000    NewPage Corp., 12.00%, company guaranteed notes, due 5/1/13                                             12,960
             4,000    Verso Paper Holdings LLC, 9.10625%, secured notes, due 8/1/14 @                                          4,020
             3,000    Verso Paper Holdings LLC, 11.375%, company guaranteed notes, due 8/1/16                                  3,180
                                                                                                                              56,435
Physical Therapy and Rehabilitation Centers - 0.3%
            11,000    HealthSouth Corp., 10.75%, company guaranteed notes, due 6/15/16                                        11,605
Pipelines - 0.5%
             8,000    Dynegy Holdings, Inc., 8.75%, senior notes, due 2/15/12                                                  8,240
            11,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                                 10,285
                                                                                                                              18,525
Poultry - 1.5%
             8,000    Pilgrims Pride Corp., 7.625%, company guaranteed notes, due 5/1/15                                       8,040
            46,000    Pilgrims Pride Corp., 8.375%, company guaranteed notes, due 5/1/17#                                     46,345
                                                                                                                              54,385
Private Corrections - 0.3%
             7,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                      7,088
             4,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                         3,975
                                                                                                                              11,063
Publishing - Books - 0.5%
            17,000    Cengage Learning Acquisitions, 10.50%, senior notes, due 1/15/15 (144A)                                 16,915
Publishing - Newspapers - 0.7%
            27,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)                                    27,135
Publishing - Periodicals - 0.3%
            10,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)                            10,450
Racetracks - 0.2%
             6,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                                 6,150
Recycling - 0.3%
            14,000    Aleris International, Inc., 10.00%, senior subordinated notes, due 12/15/16 ss.                         12,320
REIT - Health Care - 0.3%
            10,000    Senior Housing Properties Trust, 8.625%, senior unsecured notes, due 1/15/12                            10,800
REIT - Hotels - 0.3%
            11,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                       10,863
Rental Auto/Equipment - 0.4%
            14,000    Ahern Rentals, Inc., 9.25%, secured notes, due 8/15/13                                                  13,335
Retail - Apparel and Shoe - 0.2%
             8,978    Claire's Stores, Inc., 7.94813%, bank loan, due 5/29/14 @                                                8,439
Retail - Arts and Crafts - 0.5%
             9,000    Michael's Stores, Inc., 10.00%, company guaranteed notes, due 11/1/14                                    9,067
             9,000    Michael's Stores, Inc., 11.375%, company guaranteed notes, due 11/1/16                                   8,978
                                                                                                                              18,045
Retail - Computer Equipment - 0.3%
            12,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12                                            12,525
Retail - Drug Store - 0.3%
            10,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                             9,500
Retail - Miscellaneous/Diversified - 0.6%
             5,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                         5,288
             9,000    Harry & David Holdings, Inc., 10.62125%, company guaranteed notes, due 3/1/12 @                          8,752
             7,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                                6,703
                                                                                                                              20,743
Retail - Propane Distribution - 1.1%
            19,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                      18,810
            11,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              11,330
            10,000    Ferrellgas Partners L.P., 6.75%, senior unsecured notes, due 5/1/14                                      9,850
                                                                                                                              39,990
Retail - Restaurants - 1.7%
               583    Buffets, Inc., 5.09813%, bank loan, due 5/1/13 @                                                           526
             4,395    Buffets, Inc., 8.54125%, bank loan, due 11/1/13 @                                                        3,964
             8,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                    8,220
            19,000    IPCS, Inc., 7.48125%, secured notes, due 5/1/13 @                                                       18,525
            18,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14                               18,068
            14,000    Outback Steakhouse, Inc., 10.00%, senior notes, due 6/15/15 (144A)                                      12,040
                                                                                                                              61,343
Retail - Vitamins/Nutritional Supplement - 0.7%
            26,000    General Nutrition Center, 10.00938%, company guaranteed notes, due 3/15/14 @                            25,025
Rubber - Tires - 0.2%
             7,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15                                              7,656
Satellite Telecommunications - 0.8%
             4,000    INTELSAT Bermuda, Ltd., 8.50%, senior notes, due 1/15/13 @                                               4,030
            11,000    INTELSAT Bermuda, Ltd., 7.85866%, bank loan, due 2/1/14 @                                               10,863
             2,000    INTELSAT Bermuda, Ltd., 9.25%, company guaranteed notes, due 6/15/16                                     2,075
             4,000    INTELSAT Corp., 9.00%, company guaranteed notes, due 8/15/14                                             4,080
             2,000    INTELSAT Corp., 9.00%, company guaranteed notes, due 6/15/16                                             2,045
             8,000    INTELSAT Subsidiary Holding Company, Ltd., 8.625%, company guaranteed notes, due 1/15/15                 8,120
                                                                                                                              31,213
Schools - 0.8%
             2,809    Education Management LLC, 7.00%, bank loan, due 6/1/13 @                                                 2,722
            13,000    Education Management LLC, 8.75%, company guaranteed notes, due 6/1/14                                   13,423
            12,000    Education Management LLC, 10.25%, company guaranteed notes, due 6/1/16                                  12,600
                                                                                                                              28,745
Seismic Data Collection - 0.2%
             7,000    Compagnie Generale de Geophysique-Veritas, 7.75%, company guaranteed notes, due 5/15/17                  7,210
Semiconductor Equipment - 0.4%
            14,000    Sensata Technologies B.V., 8.00%, company guaranteed notes, due 5/1/14                                  13,738
Special Purpose Entity - 9.8%
            20,000    Affinion Holding Co., 11.6775%, bank loan, due 3/1/12 @                                                 19,775
             1,950    CCM Merger, Inc., 7.505%, bank loan, due 7/13/12 @                                                       1,901
             7,186    CCM Merger, Inc., 7.19813%, bank loan, due 7/13/12 @                                                     7,007
               780    CCM Merger, Inc., 7.72%, bank loan, due 7/13/12 @                                                          761
            27,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)                                                       25,920
           134,000    Dow Jones Credit Default Index HY 9 T1, 8.75%, bank guaranteed notes, due 12/29/12 (144A)              132,994
             9,000    Hawker Beechcraft Acquisition Co., 8.50%, senior notes, due 4/1/15 (144A)                                9,158
             9,000    Hawker Beechcraft Acquisition Co., 9.75%, senior subordinated notes, due 4/1/17 (144A)                   9,158
            38,000    KAR Holdings, Inc., 8.75%, company guaranteed notes, due 5/1/14 (144A)                                  36,669
            38,000    KAR Holdings, Inc., 10.00%, company guaranteed notes, due 5/1/15 (144A)                                 36,290
            14,000    NSG Holdings LLC, 7.75%, secured notes, due 12/15/25 (144A)                                             13,860
            38,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             35,720
             3,583    Vanguard Health Holding Company II LLC, 7.44813%, bank loan, due 9/23/11 @                               3,515
            16,493    Wimar Opco LLC, 7.44813%, bank loan, due 1/3/12 @                                                       16,111
            23,000    Wimar Opco LLC, 9.625%, senior subordinated notes, due 12/15/14 (144A)                                  17,250
                                                                                                                             366,089
Steel - Producers - 0.1%
             1,000    Ryerson, Inc., 12.00%, secured notes, due 11/1/15 (144A)                                                 1,028
             4,000    Steel Dynamics, Inc., 7.375%, senior notes, due 11/1/12 (144A)                                           4,000
                                                                                                                               5,028
Telecommunication Services - 0.1%
             4,000    Qwest Corp., 5.625%, notes, due 11/15/08                                                                 3,980
Telephone - Integrated - 0.7%
            13,000    Cincinnati Bell, Inc., 8.375%, company guaranteed notes, due 1/15/14                                    13,033
            11,000    Virgin Media Finance PLC, 9.125%, company guaranteed notes, due 8/15/16                                 11,605
                                                                                                                              24,638
Transportation - Marine - 0.5%
            19,000    Ship Finance International, Ltd., 8.50%, company guaranteed notes, due 12/15/13                         19,428
Transportation - Railroad - 0.6%
             6,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%, senior notes, due 5/1/12                6,360
            10,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 7.625%, senior notes, due 12/1/13 (144A)       10,200
             7,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                  7,000
                                                                                                                              23,560
Transportation - Truck - 0.6%
            14,140    Saint Acquisition Corp. (Swift Transportation Company, Inc.), 8.375%, bank loan, due 5/10/14 @          12,384
             7,000    Saint Acquisition Corp., 13.3075%, secured notes, due 5/15/15 (144A) @                                   4,463
             9,000    Saint Acquisition Corp., 12.50%, secured notes, due 5/15/17 (144A)                                       5,738
                                                                                                                              22,585
Travel Services - 0.1%
             4,000    Travelport LLC, 11.875%, company guaranteed notes, due 9/1/16                                            4,320
Wire and Cable Products - 0.8%
            18,000    General Cable Corp., 7.125%, company guaranteed notes, due 4/1/17                                       18,000
            10,000    Belden CDT, Inc., 7.00%, senior subordinated notes, due 3/15/17 (144A)                                  10,150
                                                                                                                              28,150
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds and Bank Loans (cost $3,498,049)                                                                     3,452,177
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Automotive - Cars and Light Trucks - 0.3%
               385    General Motors Corp., convertible, 6.25%                                                                 9,894
Containers - Metal and Glass - 0.1%
                90    Owens-Illinois, Inc., convertible, 4.75%                                                                 4,253
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $12,313)                                                                                          14,147
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.5%
            81,139    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                                  81,139
            47,800    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                     47,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $128,939)                                                                                          128,939
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
            98,260    Allianz Dresdner Daily Asset Fund + (cost $98,260)                                                      98,260
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,737,561) - 100%                                                                        $  3,693,523
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)
                                                                % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                      $         43,539              1.2%
Canada                                                 29,025              0.8%
China                                                  35,720              1.0%
Mexico                                                  6,360              0.2%
Netherlands                                            13,738              0.4%
United Kingdom                                         11,605              0.3%
United States++                                     3,553,536             96.1%
-------------------------------------------------------------------------------
Total                                        $      3,693,523            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (89.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

@     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)


                                                        Acquisition        Acquisition                         Value as a % of
                                                            Date               Cost           Value         Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc., 10.00%
    senior subordinated notes, due 12/15/16          5/14/07 - 7/16/07     $     14,275    $     12,320                        0.3%

Cardtronics, Inc., 9.25%
    senior subordinated notes, due 8/15/13                7/17/07          $      6,790    $      6,755                        0.2%

Innophos Holdings, Inc., 9.50%
    senior unsecured notes, due 4/15/12                   4/11/07          $      8,000    $      8,040                        0.2%

Steinway Musical Instruments, Inc., 7.00%
    senior notes, due 3/1/14                         9/13/06 - 8/14/07     $     34,573    $     33,163                        0.9%

------------------------------------------------------------------------------------------------------------------------------------
                                                                           $     63,638    $     60,278                        1.6%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Advertising Agencies - 0.2%
            14,300    Interpublic Group of Companies, Inc.*,#                                                           $    148,005
             6,100    Omnicom Group, Inc.                                                                                    310,978
                                                                                                                             458,983
Aerospace and Defense - 3.1%
            13,400    Boeing Co.                                                                                           1,321,106
            11,900    General Dynamics Corp.                                                                               1,082,424
            26,500    Lockheed Martin Corp.                                                                                2,916,060
             1,300    Northrop Grumman Corp.                                                                                 108,706
             9,100    Raytheon Co.                                                                                           578,851
               700    Rockwell Collins, Inc.                                                                                  52,367
                                                                                                                           6,059,514
Aerospace and Defense - Equipment - 0.3%
             8,200    B.F. Goodrich Co.                                                                                      571,212
Agricultural Chemicals - 0.2%
             5,100    Monsanto Co.                                                                                           497,913
Apparel Manufacturers - 1.4%
            31,900    Coach, Inc.*                                                                                         1,166,264
            10,300    Polo Ralph Lauren Corp.                                                                                708,640
            11,100    VF Corp.                                                                                               967,143
                                                                                                                           2,842,047
Applications Software - 2.0%
            23,800    Compuware Corp.*                                                                                       238,000
            98,900    Microsoft Corp.                                                                                      3,640,509
                                                                                                                           3,878,509
Athletic Footwear - 0.6%
            18,000    NIKE, Inc. - Class B                                                                                 1,192,680
Audio and Video Products - 0.3%
             6,000    Harman International Industries, Inc.                                                                  505,200
Automotive - Medium and Heavy Duty Trucks - 0.7%
            26,250    PACCAR, Inc.                                                                                         1,458,450
Automotive - Truck Parts and Equipment - Original - 0.8%
            36,500    Johnson Controls, Inc.                                                                               1,595,780
Beverages - Non-Alcoholic - 1.5%
            20,100    Coca-Cola Co.                                                                                        1,241,376
             3,000    Coca-Cola Enterprises, Inc.                                                                             77,430
            21,400    PepsiCo, Inc.                                                                                        1,577,608
                                                                                                                           2,896,414
Brewery - 0.4%
            14,100    Molson Coors Brewing Co. - Class B                                                                     806,943
Broadcast Services and Programming - 0.5%
            28,300    Clear Channel Communications, Inc.                                                                   1,068,891
Building Products - Air and Heating - 0%
               100    American Standard Companies, Inc.                                                                        3,727
Cable Television - 1.4%
            65,300    Comcast Corp. - Class A*                                                                             1,374,565
            54,700    DIRECTV Group, Inc.*                                                                                 1,448,456
                                                                                                                           2,823,021
Casino Hotels - 0.8%
            17,600    Harrah's Entertainment, Inc.                                                                         1,553,200
Cellular Telecommunications - 0.1%
             3,700    ALLTEL Corp.                                                                                           263,255
Chemicals - Diversified - 0.2%
             6,500    Dow Chemical Co.                                                                                       292,760
               700    E.I. du Pont de Nemours and Co.                                                                         34,657
                                                                                                                             327,417
Chemicals - Specialty - 0.1%
             4,500    International Flavors & Fragrances, Inc.                                                               234,945
Coatings and Paint Products - 0.1%
             2,000    Sherwin-Williams Co.                                                                                   127,840
Computers - 4.5%
            17,600    Apple, Inc.*                                                                                         3,343,120
             2,000    Dell, Inc.*                                                                                             61,200
            62,100    Hewlett-Packard Co.                                                                                  3,209,328
            19,000    IBM Corp.                                                                                            2,206,280
                                                                                                                           8,819,928
Computers - Integrated Systems - 0.2%
            15,700    Terdata Corp.*                                                                                         447,921
Computers - Memory Devices - 0.4%
            33,900    EMC Corp.*                                                                                             860,721
Consumer Products - Miscellaneous - 0.1%
             2,600    Kimberly-Clark Corp.                                                                                   184,314
Containers - Metal and Glass - 0.2%
             9,800    Ball Corp.                                                                                             485,884
Containers - Paper and Plastic - 0%
             3,300    Pactiv Corp.*                                                                                           90,651
Cosmetics and Toiletries - 3.6%
            11,100    Avon Products, Inc.                                                                                    454,878
            30,500    Colgate-Palmolive Co.                                                                                2,326,235
             5,700    Estee Lauder Companies, Inc. - Class A                                                                 250,230
            57,588    Procter & Gamble Co.                                                                                 4,003,518
                                                                                                                           7,034,861
Data Processing and Management - 0.3%
            13,800    Fidelity National Information Services, Inc.                                                           636,456
Distribution/Wholesale - 0%
               600    W.W. Grainger, Inc.                                                                                     53,952
Diversified Operations - 4.0%
             3,000    3M Co.                                                                                                 259,080
             2,800    Cooper Industries, Ltd. - Class A                                                                      146,692
             1,000    Eaton Corp.                                                                                             92,580
           134,500    General Electric Co.                                                                                 5,536,020
            17,200    Honeywell International, Inc.                                                                        1,039,052
             7,800    Ingersoll-Rand Co. - Class A                                                                           392,730
             7,100    Leucadia National Corp.                                                                                359,686
                                                                                                                           7,825,840
Drug Delivery Systems - 0%
             1,800    Hospira, Inc.*                                                                                          74,394
E-Commerce/Products - 1.3%
            29,600    Amazon.com, Inc.*                                                                                    2,638,840
E-Commerce/Services - 0.4%
            11,300    Expedia, Inc.*                                                                                         369,058
            14,100    IAC/InterActiveCorp*                                                                                   415,386
                                                                                                                             784,444
Electric - Generation - 0%
             2,100    AES Corp.*                                                                                              44,961
Electric - Integrated - 9.1%
             9,900    Allegheny Energy, Inc.                                                                                 600,534
            37,300    American Electric Power Company, Inc.                                                                1,798,233
            21,000    CenterPoint Energy, Inc.#                                                                              351,960
             6,300    CMS Energy Corp.                                                                                       106,911
               100    Consolidated Edison, Inc.                                                                                4,709
            27,000    Constellation Energy Group, Inc.                                                                     2,556,900
               700    Dominion Resources, Inc.                                                                                64,141
               600    DTE Energy Co.                                                                                          29,760
             9,800    Edison International                                                                                   569,870
            23,600    Entergy Corp.                                                                                        2,828,932
             4,400    Exelon Corp.                                                                                           364,232
            20,700    FirstEnergy Corp.                                                                                    1,442,790
            54,200    FPL Group, Inc.                                                                                      3,708,363
            11,200    PG&E Corp.                                                                                             548,016
            28,900    PPL Corp.                                                                                            1,494,130
             9,900    Public Service Enterprise Group, Inc.                                                                  946,440
               600    Southern Co.                                                                                            21,996
            14,300    Xcel Energy, Inc.                                                                                      322,465
                                                                                                                          17,760,382
Electronic Components - Semiconductors - 0.9%
             8,900    Intel Corp.                                                                                            239,410
            16,300    MEMC Electronic Materials, Inc.*                                                                     1,193,486
             4,800    Microchip Technology, Inc.                                                                             159,216
             3,100    Texas Instruments, Inc.                                                                                101,060
                                                                                                                           1,693,172
Electronics - Military - 0%
               500    L-3 Communications Holdings, Inc.                                                                       54,820
Engineering - Research and Development Services - 0.1%
               700    Fluor Corp.                                                                                            110,600
Engines - Internal Combustion - 0.3%
             4,600    Cummins, Inc.                                                                                          551,816
Enterprise Software/Services - 0.6%
            55,835    Oracle Corp.*                                                                                        1,237,862
Fiduciary Banks - 0%
             1,992    Bank of New York Mellon Corp.                                                                           97,309
Filtration and Separations Products - 0.4%
            17,800    Pall Corp.                                                                                             713,246
Finance - Consumer Loans - 0%
             1,500    SLM Corp.                                                                                               70,740
Finance - Investment Bankers/Brokers - 2.8%
            52,100    Citigroup, Inc.                                                                                      2,182,990
             8,600    Goldman Sachs Group, Inc.                                                                            2,132,112
            23,200    JP Morgan Chase & Co.                                                                                1,090,400
             2,300    Morgan Stanley Co.                                                                                     154,698
                                                                                                                           5,560,200
Finance - Other Services - 0.3%
               500    CME Group, Inc.                                                                                        333,125
             1,500    IntercontinentalExchange, Inc.*                                                                        267,300
                                                                                                                             600,425
Food - Confectionary - 0.2%
             6,900    Wm. Wrigley Jr. Co.                                                                                    425,523
Food - Dairy Products - 0.1%
             5,700    Dean Foods Co.*                                                                                        158,289
Food - Diversified - 0.6%
             1,000    ConAgra Foods, Inc.                                                                                     23,730
             8,000    General Mills, Inc.                                                                                    461,840
            15,100    H.J. Heinz Co.                                                                                         706,378
               200    Kellogg Co.                                                                                             10,558
                                                                                                                           1,202,506
Food - Meat Products - 0.3%
            43,200    Tyson Foods, Inc. - Class A                                                                            682,560
Food - Retail - 1.7%
            65,600    Kroger Co.                                                                                           1,927,984
            39,600    Safeway, Inc.                                                                                        1,346,400
                                                                                                                           3,274,384
Food - Wholesale/Distribution - 0.7%
            33,300    Supervalu, Inc.                                                                                      1,290,375
Forestry - 0.5%
            13,000    Weyerhaeuser Co.*                                                                                      986,830
Gas - Distribution - 0.3%
            10,000    Sempra Energy Co.                                                                                      615,100
Independent Power Producer - 0.3%
            60,200    Dynegy, Inc.*                                                                                          554,442
Industrial Automation and Robotics - 0%
               600    Rockwell Automation, Inc.                                                                               41,328
Industrial Gases - 0%
               400    Air Products and Chemicals, Inc.                                                                        39,140
Instruments - Scientific - 1.6%
            14,800    PerkinElmer, Inc.                                                                                      407,296
            31,000    Thermo Fisher Scientific, Inc.*                                                                      1,823,110
            12,200    Waters Corp.*                                                                                          939,156
                                                                                                                           3,169,562
Internet Security - 0.1%
             5,800    VeriSign, Inc.*                                                                                        197,722
Investment Management and Advisory Services - 0.2%
             2,200    Ameriprise Financial, Inc.                                                                             138,556
             1,900    Franklin Resources, Inc.                                                                               246,392
                                                                                                                             384,948
Life and Health Insurance - 1.6%
            35,600    CIGNA Corp.                                                                                          1,868,644
               416    Lincoln National Corp.                                                                                  25,946
               600    Principal Financial Group, Inc.                                                                         40,602
             7,000    Prudential Financial, Inc.                                                                             677,040
            25,400    UnumProvident Corp.                                                                                    592,836
                                                                                                                           3,205,068
Machinery - Construction and Mining - 0.6%
             2,700    Caterpillar, Inc.                                                                                      201,447
            11,900    Terex Corp.*                                                                                           883,218
                                                                                                                           1,084,665
Machinery - Farm - 0.3%
             4,000    Deere & Co.                                                                                            619,600
Medical - Biomedical and Genetic - 0.4%
            12,700    Celgene Corp.*                                                                                         838,200
Medical - Drugs - 5.4%
            31,100    Abbott Laboratories                                                                                  1,698,682
               200    Allergan, Inc.                                                                                          13,516
            20,800    Bristol-Myers Squibb Co.                                                                               623,792
            29,100    King Pharmaceuticals, Inc.*                                                                            308,460
            97,300    Merck & Company, Inc.                                                                                5,668,698
            18,500    Pfizer, Inc.                                                                                           455,285
            59,900    Schering-Plough Corp.                                                                                1,828,148
             1,000    Wyeth                                                                                                   48,630
                                                                                                                          10,645,211
Medical - Generic Drugs - 0%
             2,700    Watson Pharmaceuticals, Inc.*                                                                           82,512
Medical - HMO - 0.3%
             7,400    Aetna, Inc.                                                                                            415,658
             1,600    Coventry Health Care, Inc.*                                                                             96,496
             2,900    UnitedHealth Group, Inc.                                                                               142,535
                                                                                                                             654,689
Medical - Nursing Homes - 0.4%
            10,600    Manor Care, Inc.                                                                                       705,748
Medical - Wholesale Drug Distributors - 0%
               800    Cardinal Health, Inc.                                                                                   54,424
Medical Instruments - 0.1%
             2,400    Medtronic, Inc.                                                                                        113,856
Medical Labs and Testing Services - 0%
               700    Laboratory Corporation of America Holdings*                                                             48,125
Medical Products - 3.3%
            33,600    Baxter International, Inc.                                                                           2,016,336
             1,800    Becton, Dickinson and Co.                                                                              150,228
            18,800    Johnson & Johnson                                                                                    1,225,196
            28,000    Stryker Corp.                                                                                        1,988,000
            14,400    Zimmer Holdings, Inc.*                                                                               1,000,656
                                                                                                                           6,380,416
Metal - Aluminum - 0.1%
             4,500    Alcoa, Inc.                                                                                            178,155
Metal - Diversified - 0.1%
             2,221    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         261,367
Metal Processors and Fabricators - 1.4%
            17,900    Precision Castparts Corp.                                                                            2,681,599
Motorcycle and Motor Scooter Manufacturing - 0%
             1,000    Harley-Davidson, Inc.                                                                                   51,500
Multi-Line Insurance - 2.4%
            23,500    American International Group, Inc.                                                                   1,483,320
            60,200    Loews Corp.                                                                                          2,955,218
             4,000    MetLife, Inc.                                                                                          275,400
                                                                                                                           4,713,938
Multimedia - 1.6%
             5,300    McGraw-Hill Companies, Inc.                                                                            265,212
             3,200    Meredith Corp.                                                                                         199,200
            56,700    News Corporation, Inc. - Class A                                                                     1,228,689
            29,600    Time Warner, Inc.                                                                                      540,496
            28,000    Walt Disney Co.                                                                                        969,640
                                                                                                                           3,203,237
Networking Products - 2.0%
            89,600    Cisco Systems, Inc.*                                                                                 2,962,176
            24,300    Juniper Networks, Inc.*                                                                                874,800
                                                                                                                           3,836,976
Oil - Field Services - 0.9%
            13,100    Schlumberger, Ltd. (U.S. Shares)                                                                     1,265,067
             6,100    Smith International, Inc.                                                                              402,905
               600    Weatherford International, Ltd.*                                                                        38,946
                                                                                                                           1,706,918
Oil and Gas Drilling - 0.4%
             4,500    Noble Corp. (U.S. Shares)                                                                              238,275
             4,500    Transocean, Inc. (U.S. Shares)*                                                                        537,165
                                                                                                                             775,440
Oil Companies - Exploration and Production - 0.3%
               400    Apache Corp.                                                                                            41,524
             2,400    Noble Energy, Inc.                                                                                     183,696
             5,800    XTO Energy, Inc.                                                                                       385,004
                                                                                                                             610,224
Oil Companies - Integrated - 6.7%
            28,897    Chevron Corp.                                                                                        2,644,364
            11,700    ConocoPhillips                                                                                         994,032
            90,200    Exxon Mobil Corp.                                                                                    8,297,499
               700    Hess Corp.                                                                                              50,127
            19,040    Marathon Oil Corp.                                                                                   1,125,835
                                                                                                                          13,111,857
Oil Field Machinery and Equipment - 0.7%
            19,200    National-Oilwell Varco, Inc.*                                                                        1,406,208
Oil Refining and Marketing - 0.4%
             5,200    Tesoro Corp.                                                                                           314,756
             7,200    Valero Energy Corp.                                                                                    507,096
                                                                                                                             821,852
Paper and Related Products - 0.5%
             2,000    MeadWestvaco Corp.                                                                                      67,280
            15,700    Temple-Inland, Inc.                                                                                    842,619
                                                                                                                             909,899
Pharmacy Services - 1.1%
             5,100    Express Scripts, Inc. - Class A*                                                                       321,810
            20,013    Medco Health Solutions, Inc.*                                                                        1,888,827
                                                                                                                           2,210,637
Pipelines - 0%
             1,000    Questar Corp.                                                                                           57,080
               700    Williams Companies, Inc.                                                                                25,543
                                                                                                                              82,623
Printing - Commercial - 0.1%
             3,800    R.R. Donnelley & Sons Co.                                                                              153,102
Property and Casualty Insurance - 0.2%
             6,500    Travelers Companies, Inc.                                                                              339,365
Publishing - Newspapers - 0.2%
             7,700    Dow Jones & Company, Inc.                                                                              460,537
Quarrying - 0.6%
            12,800    Vulcan Materials Co.                                                                                 1,094,528
REIT - Diversified - 0%
               200    Vornado Realty Trust                                                                                    22,344
REIT - Office Property - 0.2%
             3,400    Boston Properties, Inc.                                                                                368,356
REIT - Regional Malls - 0%
               600    General Growth Properties, Inc.                                                                         32,616
               500    Simon Property Group, Inc.                                                                              52,055
                                                                                                                              84,671
Retail - Apparel and Shoe - 0.1%
             4,500    Nordstrom, Inc.                                                                                        177,480
Retail - Auto Parts - 0.3%
             5,200    AutoZone, Inc.*                                                                                        646,932
Retail - Consumer Electronics - 0.2%
            22,200    RadioShack Corp.#                                                                                      457,764
Retail - Discount - 0.1%
             9,400    Big Lots, Inc.*                                                                                        225,412
             1,000    Wal-Mart Stores, Inc.                                                                                   45,210
                                                                                                                             270,622
Retail - Drug Store - 0.1%
             6,754    CVS/Caremark Corp.                                                                                     282,115
Retail - Jewelry - 0.4%
            14,100    Tiffany & Co.                                                                                          763,938
Retail - Major Department Stores - 0.1%
             1,900    J.C. Penney Company, Inc.                                                                              106,856
               800    Sears Holdings Corp.*                                                                                  107,832
                                                                                                                             214,688
Retail - Regional Department Stores - 0.4%
            12,900    Kohl's Corp.*                                                                                          709,113
Retail - Restaurants - 1.4%
            44,800    McDonald's Corp.                                                                                     2,674,560
Rubber - Tires - 0.5%
            31,700    Goodyear Tire & Rubber Co.*                                                                            955,755
Schools - 0.2%
             4,300    Apollo Group, Inc. - Class A*                                                                          340,818
Semiconductor Components/Integrated Circuits - 0.2%
             7,400    Analog Devices, Inc.                                                                                   247,604
             1,500    Linear Technology Corp.                                                                                 49,530
                                                                                                                             297,134
Steel - Producers - 0.7%
               200    Nucor Corp.                                                                                             12,404
            13,100    United States Steel Corp.                                                                            1,413,490
                                                                                                                           1,425,894
Steel - Specialty - 0.6%
            10,800    Allegheny Technologies, Inc.                                                                         1,103,436
Super-Regional Banks - 1.5%
            56,654    Bank of America Corp.                                                                                2,735,255
               800    SunTrust Banks, Inc.                                                                                    58,080
             2,200    U.S. Bancorp                                                                                            72,952
             3,700    Wells Fargo & Co.                                                                                      125,837
                                                                                                                           2,992,124
Telecommunication Equipment - Fiber Optics - 0.1%
             2,800    Ciena Corp.*                                                                                           134,008
Telecommunication Services - 0.5%
            18,200    Embarq Corp.                                                                                           963,144
Telephone - Integrated - 5.7%
           202,605    AT&T, Inc.                                                                                           8,466,863
             6,600    CenturyTel, Inc.                                                                                       290,730
            33,700    Sprint Nextel Corp.                                                                                    576,270
            37,400    Verizon Communications, Inc.                                                                         1,723,018
            13,571    Windstream Corp.                                                                                       182,530
                                                                                                                          11,239,411
Television - 0%
             1,700    CBS Corp. - Class B                                                                                     48,790
Therapeutics - 0.1%
             5,400    Gilead Sciences, Inc.*                                                                                 249,426
Tobacco - 0.7%
            14,600    Altria Group, Inc.                                                                                   1,064,778
               700    Reynolds American, Inc.                                                                                 45,101
             4,500    UST, Inc.                                                                                              239,940
                                                                                                                           1,349,819
Tools - Hand Held - 0%
             1,600    Snap-On, Inc.                                                                                           79,856
Toys - 0.9%
            22,400    Hasbro, Inc.                                                                                           668,640
            54,100    Mattel, Inc.                                                                                         1,130,149
                                                                                                                           1,798,789
Transportation - Railroad - 0.1%
               500    CSX Corp.                                                                                               22,385
             1,400    Union Pacific Corp.                                                                                    179,256
                                                                                                                             201,641
Transportation - Services - 0.1%
             2,900    Expeditors International of Washington, Inc.                                                           146,885
Web Portals/Internet Service Providers - 0.8%
             2,200    Google, Inc. - Class A*                                                                              1,555,400
Wireless Equipment - 0%
             1,200    QUALCOMM, Inc.                                                                                          51,276
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $173,020,090)                                                                                   195,271,054
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.1%
           170,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.15% (cost $170,000)                 170,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.4%
           725,625    Allianz Dresdner Daily Asset Fund (cost $725,625)+                                                     725,625
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $173,915,715) - 100%                                                                      $196,166,679
------------------------------------------------------------------------------------------------------------------------------------



              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                     $          578,368              0.3%
Cayman Islands                                         775,440              0.4%
Netherlands                                          1,265,067              0.7%
United States++                                    193,547,804             98.6%
--------------------------------------------------------------------------------
Total                                       $      196,166,679            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (98.1% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                           Value
----------------------------------------------------------------------------------------------
Common Stock - 96.5%
Advertising Agencies - 0.1%
            32,100    Interpublic Group of Companies, Inc.*                     $      332,235
            15,800    Omnicom Group, Inc.                                              805,484
                                                                                     1,137,719
Advertising Sales - 0%
             7,100    Lamar Advertising Co.*                                           379,566
Aerospace and Defense - 1.6%
           125,800    Boeing Co.                                                    12,402,622
           126,900    Lockheed Martin Corp.                                         13,964,076
             8,000    Raytheon Co.                                                     508,880
             7,100    Spirit Aerosystems Holdings, Inc.*                               246,512
                                                                                    27,122,090
Aerospace and Defense - Equipment - 0.2%
             9,100    Alliant Techsystems, Inc.*                                     1,004,549
            31,700    B.F. Goodrich Co.                                              2,208,222
             9,500    BE Aerospace, Inc.*                                              472,245
                                                                                     3,685,016
Agricultural Chemicals - 0.5%
            28,500    Monsanto Co.                                                   2,782,455
            84,200    Mosaic Co.*                                                    5,877,160
                                                                                     8,659,615
Airlines - 0.1%
            46,500    Delta Air Lines, Inc.*                                           967,200
            33,100    Northwest Airlines Corp.*                                        614,005
                                                                                     1,581,205
Apparel Manufacturers - 1.4%
           253,400    Coach, Inc.*                                                   9,264,304
           164,200    Hanesbrands, Inc.*                                             5,096,768
           120,000    Polo Ralph Lauren Corp.                                        8,256,000
                                                                                    22,617,072
Applications Software - 5.8%
            79,400    Compuware Corp.*                                                 794,000
         2,556,100    Microsoft Corp.                                               94,090,041
            86,800    Red Hat, Inc.*                                                 1,874,012
                                                                                    96,758,053
Athletic Footwear - 0.6%
           161,400    NIKE, Inc. - Class B                                          10,694,364
Audio and Video Products - 0.3%
            51,700    Harman International Industries, Inc.                          4,353,140
Automotive - Medium and Heavy Duty Trucks - 0.6%
             7,600    Oshkosh Truck Corp.                                              411,920
           166,200    PACCAR, Inc.                                                   9,234,072
                                                                                     9,645,992
Automotive - Truck Parts and Equipment - Original - 0.4%
             5,800    Borg-Warner Automotive, Inc.                                     613,118
           145,700    Johnson Controls, Inc.                                         6,370,004
                                                                                     6,983,122
Batteries and Battery Systems - 0.4%
            71,000    Energizer Holdings, Inc.*                                      7,405,300
Beverages - Non-Alcoholic - 2.4%
           267,600    Coca-Cola Co.                                                 16,526,976
           314,200    PepsiCo, Inc.                                                 23,162,824
                                                                                    39,689,800
Brewery - 0.1%
            34,900    Anheuser-Busch Companies, Inc.                                 1,789,672
Broadcast Services and Programming - 1.5%
            30,900    Clear Channel Communications, Inc.                             1,167,093
           296,600    Discovery Holding Co. - Class A*                               8,456,066
           386,700    Liberty Global, Inc. - Class A*                               15,177,975
                                                                                    24,801,134
Building Products - Air and Heating - 0%
             8,400    Lennox International, Inc.                                       299,880
Building Products - Cement and Aggregate - 1.0%
           101,600    Florida Rock Industries, Inc.#                                 6,393,688
            77,900    Martin Marietta Materials, Inc.                               10,076,365
                                                                                    16,470,053
Cable Television - 2.1%
           148,100    Cablevision Systems New York Group - Class A*                  4,343,773
           216,900    Comcast Corp. - Class A*                                       4,565,745
           533,000    DIRECTV Group, Inc.*                                          14,113,840
           242,000    EchoStar Communications Corp. - Class A*                      11,848,320
            16,400    Time Warner Cable, Inc.*                                         468,876
                                                                                    35,340,554
Casino Hotels - 2.0%
           131,900    Harrah's Entertainment, Inc.                                  11,640,175
           188,900    MGM Mirage*                                                   17,305,129
            49,100    Station Casinos, Inc.                                          4,409,180
             3,100    Wynn Resorts, Ltd.*                                              500,433
                                                                                    33,854,917
Cellular Telecommunications - 0.3%
            74,800    Leap Wireless International, Inc.*                             5,333,988
            10,600    MetroPCS Communications, Inc.*                                   238,500
                                                                                     5,572,488
Chemicals - Diversified - 0.4%
           168,100    Celanese Corp. - Class A                                       7,053,476
Chemicals - Specialty - 0.5%
            45,700    Albemarle Corp.                                                2,182,632
            26,900    International Flavors & Fragrances, Inc.                       1,404,449
             5,600    Lubrizol Corp.                                                   380,128
           197,100    Nalco Holding Co.                                              4,899,906
                                                                                     8,867,115
Coatings and Paint Products - 0%
               400    Sherwin-Williams Co.                                              25,568
Commercial Services - 0.3%
             7,600    Alliance Data Systems Corp.*                                     611,040
           121,700    Quanta Services, Inc.*                                         4,016,100
                                                                                     4,627,140
Computer Services - 0.7%
           253,600    Ceridian Corp.*                                                9,114,384
             2,500    DST Systems, Inc.*                                               211,775
            35,800    FactSet Research Systems, Inc.                                 2,524,616
                                                                                    11,850,775
Computers - 5.8%
           164,600    Apple, Inc.*                                                  31,265,770
            47,900    Dell, Inc.*                                                    1,465,740
           597,900    Hewlett-Packard Co.                                           30,899,472
           278,200    IBM Corp.                                                     32,304,584
                                                                                    95,935,566
Computers - Integrated Systems - 0.1%
            28,800    Diebold, Inc.                                                  1,204,992
            14,600    NCR Corp.*                                                       402,814
            14,600    Terdata Corp.*                                                   416,538
                                                                                     2,024,344
Computers - Memory Devices - 0.4%
           255,900    EMC Corp.*                                                     6,497,301
Consulting Services - 0.4%
           176,100    Accenture, Ltd. - Class A (U.S. Shares)                        6,876,705
Consumer Products - Miscellaneous - 0.2%
            51,800    Kimberly-Clark Corp.                                           3,672,102
Containers - Metal and Glass - 1.3%
            74,000    Ball Corp.                                                     3,668,920
           204,800    Crown Holdings, Inc.*                                          5,079,040
           273,200    Owens-Illinois, Inc.*,#                                       12,135,544
                                                                                    20,883,504
Containers - Paper and Plastic - 0%
            28,700    Pactiv Corp.*                                                    788,389
Cosmetics and Toiletries - 3.2%
            19,200    Alberto-Culver Co.                                               499,008
            42,700    Avon Products, Inc.                                            1,749,846
           195,300    Colgate-Palmolive Co.                                         14,895,531
            43,400    Estee Lauder Companies, Inc. - Class A                         1,905,260
           501,834    Procter & Gamble Co.                                          34,887,500
                                                                                    53,937,145
Data Processing and Management - 2.1%
            21,100    Dun & Bradstreet Corp.                                         2,043,535
            39,700    Fidelity National Information Services, Inc.                   1,830,964
           157,800    MasterCard, Inc. - Class A#                                   29,910,990
            14,900    NAVTEQ Corp.*                                                  1,150,280
                                                                                    34,935,769
Diagnostic Equipment - 0%
             5,800    Gen-Probe, Inc.*                                                 406,116
Diagnostic Kits - 0.6%
           126,700    Dade Behring Holdings, Inc.                                    9,747,031
Diversified Operations - 2.4%
            47,200    3M Co.                                                         4,076,192
            17,600    Cooper Industries, Ltd. - Class A                                922,064
             4,200    Eaton Corp.                                                      388,836
           601,200    General Electric Co.                                          24,745,392
             6,700    Harsco Corp.                                                     406,154
           157,900    Honeywell International, Inc.                                  9,538,739
            11,800    Ingersoll-Rand Co. - Class A                                     594,130
                                                                                    40,671,507
Drug Delivery Systems - 0%
            11,400    Hospira, Inc.*                                                   471,162
E-Commerce/Products - 1.2%
           227,000    Amazon.com, Inc.*                                             20,237,050
E-Commerce/Services - 0.1%
             3,800    eBay, Inc.*                                                      137,180
            76,100    Hlth Corp.*                                                    1,073,771
            12,600    IAC/InterActiveCorp*                                             371,196
                                                                                     1,582,147
Electric - Integrated - 2.0%
            86,900    Allegheny Energy, Inc.                                         5,271,354
            58,700    CenterPoint Energy, Inc.#                                        983,812
           159,900    Constellation Energy Group, Inc.                              15,142,530
            49,300    Exelon Corp.                                                   4,081,054
           137,500    PPL Corp.                                                      7,108,750
                                                                                    32,587,500
Electronic Components - Miscellaneous - 0%
             3,500    Garmin, Ltd. (U.S. Shares)                                       375,900
Electronic Components - Semiconductors - 1.0%
           354,500    Intel Corp.                                                    9,536,050
            28,300    Intersil Corp. - Class A                                         858,622
            75,400    MEMC Electronic Materials, Inc.*                               5,520,788
            30,200    Texas Instruments, Inc.                                          984,520
                                                                                    16,899,980
Electronic Design Automation - 0.1%
            38,600    Cadence Design Systems, Inc.*                                    756,560
            15,000    Synopsys, Inc.*                                                  423,900
                                                                                     1,180,460
Electronic Parts Distributors - 0.7%
           117,300    Arrow Electronics, Inc.*                                       4,689,654
           168,400    Avnet, Inc.*                                                   7,025,648
                                                                                    11,715,302
Energy - Alternate Sources - 0.3%
            17,400    First Solar, Inc.*,#                                           2,763,294
            14,100    SunPower Corp. - Class A*,#                                    1,783,086
                                                                                     4,546,380
Engineering - Research and Development Services - 0.6%
             6,800    Fluor Corp.                                                    1,074,400
            60,200    Foster Wheeler, Ltd.*                                          8,924,650
            10,600    McDermott International, Inc.*                                   647,236
                                                                                    10,646,286
Engines - Internal Combustion - 0.1%
            10,000    Cummins, Inc.                                                  1,199,600
Enterprise Software/Services - 0.5%
             3,200    BMC Software, Inc.*                                              108,288
           352,644    Oracle Corp.*                                                  7,818,117
                                                                                     7,926,405
Entertainment Software - 0%
            30,800    Activision, Inc.*                                                728,420
Filtration and Separations Products - 0.3%
           126,600    Pall Corp.                                                     5,072,862
Finance - Investment Bankers/Brokers - 0.6%
            38,700    Goldman Sachs Group, Inc.                                      9,594,504
Finance - Other Services - 1.7%
            16,075    CME Group, Inc.#                                              10,709,969
            95,600    IntercontinentalExchange, Inc.*                               17,035,920
                                                                                    27,745,889
Food - Confectionary - 0.5%
           130,800    Wm. Wrigley Jr. Co.                                            8,066,436
Food - Diversified - 0.1%
            21,800    H.J. Heinz Co.                                                 1,019,804
             5,800    Kellogg Co.                                                      306,182
                                                                                     1,325,986
Food - Retail - 0.2%
            99,900    Kroger Co.                                                     2,936,061
Footwear and Related Apparel - 0.6%
           137,000    Crocs, Inc.*,#                                                10,240,750
Garden Products - 0.1%
            29,500    Toro Co.                                                       1,641,970
Hazardous Waste Disposal - 0.2%
            66,800    Stericycle, Inc.*                                              3,896,444
Health Care Cost Containment - 0%
             8,400    McKesson Corp.                                                   555,240
Hospital Beds and Equipment - 0.3%
            89,200    Kinetic Concepts, Inc.*,#                                      5,360,920
Hotels and Motels - 0%
             8,500    Orient-Express Hotel, Ltd. - Class A                             550,800
Human Resources - 0.4%
            53,600    Hewitt Associates, Inc. - Class A*                             1,891,008
            55,300    Manpower, Inc.                                                 4,133,122
                                                                                     6,024,130
Independent Power Producer - 1.8%
            31,300    Dynegy, Inc.*                                                    288,273
           296,700    Mirant Corp.*,#                                               12,568,212
           378,800    NRG Energy, Inc.*                                             17,296,008
                                                                                    30,152,493
Industrial Automation and Robotics - 0%
            10,300    Rockwell Automation, Inc.                                        709,464
Instruments - Controls - 0.5%
            70,600    Mettler-Toledo International, Inc.*                            7,508,310
Instruments - Scientific - 0.5%
            43,000    PerkinElmer, Inc.                                              1,183,360
            48,000    Thermo Fisher Scientific, Inc.*                                2,822,880
            48,900    Waters Corp.*                                                  3,764,322
                                                                                     7,770,562
Internet Security - 0.4%
           130,700    McAfee, Inc.*                                                  5,404,445
            28,500    VeriSign, Inc.*                                                  971,565
                                                                                     6,376,010
Investment Management and Advisory Services - 0.5%
           109,800    Eaton Vance Corp.                                              5,493,294
            14,600    Franklin Resources, Inc.                                       1,893,328
             4,900    Nuveen Investments - Class A                                     317,520
                                                                                     7,704,142
Life and Health Insurance - 0.6%
             8,300    AFLAC, Inc.                                                      521,074
           153,900    CIGNA Corp.                                                    8,078,211
            16,800    Prudential Financial, Inc.                                     1,624,896
                                                                                    10,224,181
Machinery - Construction and Mining - 0.4%
            37,600    Caterpillar, Inc.                                              2,805,336
            46,700    Terex Corp.*                                                   3,466,074
                                                                                     6,271,410
Machinery - Farm - 0.1%
            18,600    AGCO Corp.*                                                    1,110,048
Medical - Biomedical and Genetic - 0.5%
           111,700    Celgene Corp.*                                                 7,372,200
               700    Charles River Laboratories International, Inc.*                   40,600
             5,700    Invitrogen Corp.*                                                517,959
                                                                                     7,930,759
Medical - Drugs - 6.3%
           443,200    Abbott Laboratories                                           24,207,584
            16,866    Allergan, Inc.#                                                1,139,804
           282,900    Bristol-Myers Squibb Co.                                       8,484,171
            13,400    Endo Pharmaceuticals Holdings, Inc.*                             392,620
           792,100    Merck & Company, Inc.                                         46,147,746
           780,200    Schering-Plough Corp.                                         23,811,704
                                                                                   104,183,629
Medical - HMO - 1.3%
            61,100    Aetna, Inc.                                                    3,431,987
            12,000    Coventry Health Care, Inc.*                                      723,720
           120,200    Health Net, Inc.*                                              6,443,922
            35,200    Sierra Health Services, Inc.*                                  1,488,960
           144,360    UnitedHealth Group, Inc.                                       7,095,294
            77,600    WellCare Health Plans, Inc.*                                   1,877,144
                                                                                    21,061,027
Medical - Nursing Homes - 0.4%
           106,800    Manor Care, Inc.                                               7,110,744
Medical - Wholesale Drug Distributors - 0.1%
            15,200    Cardinal Health, Inc.                                          1,034,056
Medical Instruments - 0.4%
            12,000    Beckman Coulter, Inc.                                            849,840
             3,900    Intuitive Surgical, Inc.*                                      1,274,793
            85,900    Medtronic, Inc.                                                4,075,096
                                                                                     6,199,729
Medical Labs and Testing Services - 0.1%
            11,800    Laboratory Corporation of America Holdings*                      811,250
Medical Products - 3.3%
           357,700    Baxter International, Inc.                                    21,465,577
            21,300    Becton, Dickinson and Co.                                      1,777,698
           100,900    Johnson & Johnson                                              6,575,653
           236,200    Stryker Corp.                                                 16,770,200
           124,400    Zimmer Holdings, Inc.*                                         8,644,556
                                                                                    55,233,684
Metal - Copper - 0.7%
            80,800    Southern Copper Corp.#                                        11,287,760
Metal - Iron - 0.2%
            40,200    Cleveland-Cliffs, Inc.#                                        3,845,130
Metal Processors and Fabricators - 1.8%
           205,100    Precision Castparts Corp.                                     30,726,031
Motion Pictures and Services - 0%
             9,400    DreamWorks Animation SKG, Inc. - Class A*                        306,064
Motorcycle and Motor Scooter Manufacturing - 0%
            12,200    Harley-Davidson, Inc.#                                           628,300
Multi-Line Insurance - 0%
             4,600    American International Group, Inc.                               290,352
Multimedia - 0.5%
            67,300    McGraw-Hill Companies, Inc.                                    3,367,692
            21,300    Meredith Corp.                                                 1,325,925
           145,600    News Corporation, Inc. - Class A                               3,155,152
            28,600    Time Warner, Inc.                                                522,236
            11,090    Walt Disney Co.                                                  384,047
                                                                                     8,755,052
Networking Products - 2.2%
         1,050,100    Cisco Systems, Inc.*                                          34,716,306
            30,800    Juniper Networks, Inc.*                                        1,108,800
                                                                                    35,825,106
Oil - Field Services - 3.0%
           172,100    Global Industries, Ltd.*                                       4,237,102
           401,800    Schlumberger, Ltd. (U.S. Shares)                              38,801,826
            44,100    Smith International, Inc.                                      2,912,805
            84,000    Superior Energy Services, Inc.*                                3,114,720
            10,100    Weatherford International, Ltd.*                                 655,591
                                                                                    49,722,044
Oil and Gas Drilling - 1.3%
            20,500    Diamond Offshore Drilling, Inc.                                2,321,215
            70,300    Global Santa Fe Corp. (U.S. Shares)                            5,696,409
            52,900    Noble Corp. (U.S. Shares)                                      2,801,055
            84,600    Transocean, Inc. (U.S. Shares)*                               10,098,702
                                                                                    20,917,381
Oil Companies - Exploration and Production - 0.4%
            63,600    Cabot Oil & Gas Corp.                                          2,524,284
             3,300    Range Resources Corp.                                            148,269
             5,400    Southwestern Energy Co.*                                         279,342
            15,600    Unit Corp.*                                                      745,212
            47,000    XTO Energy, Inc.                                               3,119,860
                                                                                     6,816,967
Oil Companies - Integrated - 1.1%
           189,400    Exxon Mobil Corp.                                             17,422,906
Oil Field Machinery and Equipment - 1.2%
            27,100    Cameron International Corp.*                                   2,638,456
           167,700    Dresser-Rand Group, Inc.*                                      6,489,990
             6,100    Grant Prideco, Inc.*                                             299,876
           146,100    National-Oilwell Varco, Inc.*                                 10,700,364
                                                                                    20,128,686
Oil Refining and Marketing - 1.7%
            20,600    Cheniere Energy, Inc.*                                           834,300
            53,700    Holly Corp.                                                    3,372,360
           258,600    Tesoro Corp.                                                  15,653,058
           107,500    Valero Energy Corp.                                            7,571,225
                                                                                    27,430,943
Paper and Related Products - 0.1%
           267,900    Domtar Corp. (U.S. Shares)*                                    2,298,582
Pharmacy Services - 1.2%
            42,000    Express Scripts, Inc. - Class A*                               2,650,200
           176,583    Medco Health Solutions, Inc.*                                 16,665,904
                                                                                    19,316,104
Pipelines - 0.4%
            95,800    Equitable Resources, Inc.                                      5,395,456
            11,500    Questar Corp.                                                    656,420
            10,300    Williams Companies, Inc.                                         375,847
                                                                                     6,427,723
Private Corrections - 0.2%
           126,500    Corrections Corporation of America*                            3,578,685
Publishing - Books - 0%
             9,200    John Wiley & Sons, Inc. - Class A                                404,616
Publishing - Newspapers - 0.3%
            85,000    Dow Jones & Company, Inc.                                      5,083,850
Quarrying - 0.5%
            91,400    Vulcan Materials Co.                                           7,815,614
Racetracks - 0.2%
            60,300    Penn National Gaming, Inc.*                                    3,723,525
Real Estate Operating/Development - 0.2%
            50,900    Forest City Enterprises, Inc. - Class A                        2,897,228
Reinsurance - 0%
             4,600    Transatlantic Holdings, Inc.                                     342,838
REIT - Regional Malls - 0%
             8,000    General Growth Properties, Inc.                                  434,880
               400    Simon Property Group, Inc.                                        41,644
                                                                                       476,524
Rental Auto/Equipment - 0.1%
            41,300    Avis Budget Group, Inc.*                                         861,931
            36,500    Hertz Global Holdings, Inc.*                                     791,320
                                                                                     1,653,251
Respiratory Products - 0%
             1,200    Respironics, Inc.*                                                60,072
Retail - Apparel and Shoe - 0%
            10,800    Nordstrom, Inc.                                                  425,952
Retail - Auto Parts - 0.4%
            58,100    AutoZone, Inc.*                                                7,228,221
Retail - Automobile - 0%
            10,700    CarMax, Inc.*                                                    223,309
Retail - Catalog Shopping - 0%
            15,800    MSC Industrial Direct Company, Inc. - Class A                    769,618
Retail - Computer Equipment - 0.5%
           144,600    GameStop Corp. - Class A*                                      8,563,212
Retail - Consumer Electronics - 0.3%
           231,800    RadioShack Corp.#                                              4,779,716
Retail - Discount - 0.5%
            90,200    Big Lots, Inc.*,#                                              2,162,996
           111,800    Dollar Tree Stores, Inc.*                                      4,281,940
            10,900    Target Corp.                                                     668,824
             8,600    Wal-Mart Stores, Inc.                                            388,806
                                                                                     7,502,566
Retail - Drug Store - 0.1%
            39,046    CVS/Caremark Corp.                                             1,630,951
Retail - Jewelry - 0.3%
            77,300    Tiffany & Co.                                                  4,188,114
Retail - Major Department Stores - 0.1%
            94,000    Saks, Inc.*,#                                                  1,989,040
Retail - Regional Department Stores - 0%
            12,100    Kohl's Corp.*                                                    665,137
Retail - Restaurants - 0.1%
             4,900    Brinker International, Inc.                                      124,411
            35,300    McDonald's Corp.                                               2,107,410
                                                                                     2,231,821
Rubber - Tires - 0.8%
           436,200    Goodyear Tire & Rubber Co.*                                   13,151,430
Schools - 1.0%
            32,600    Apollo Group, Inc. - Class A*                                  2,583,876
            97,000    Career Education Corp.*                                        3,466,780
            76,400    ITT Educational Services, Inc.*                                9,717,316
                                                                                    15,767,972
Semiconductor Components/Integrated Circuits - 0.1%
            55,900    Analog Devices, Inc.                                           1,870,414
            14,400    Linear Technology Corp.                                          475,488
                                                                                     2,345,902
Semiconductor Equipment - 0.1%
            32,800    Varian Semiconductor Equipment Associates, Inc.*               1,509,456
Soap and Cleaning Preparations - 0.4%
           125,100    Church & Dwight Company, Inc.                                  5,918,481
Software Tools - 0%
             5,800    VMware, Inc.*                                                    724,014
Steel - Producers - 0.7%
           198,700    AK Steel Holding Corp.*                                        9,960,831
             7,000    Reliance Steel & Aluminum Co.                                    408,450
             8,100    Steel Dynamics, Inc.                                             431,082
                                                                                    10,800,363
Steel - Specialty - 0.3%
            45,000    Allegheny Technologies, Inc.                                   4,597,650
Telecommunication Equipment - 0.2%
            73,400    CommScope, Inc.*                                               3,462,278
Telephone - Integrated - 0.2%
            51,900    Telephone and Data Systems, Inc.                               3,622,620
Television - 0.1%
             7,000    Central European Media Enterprises, Ltd.*                        803,250
Textile - Apparel - 0.3%
           101,500    Guess?, Inc.                                                   5,216,085
Theaters - 0%
            31,100    Regal Entertainment Group - Class A                              701,927
Therapeutics - 0.3%
            88,900    Gilead Sciences, Inc.*                                         4,106,291
            34,900    Warner Chilcott, Ltd.*                                           646,697
                                                                                     4,752,988
Tobacco - 0.8%
            82,800    Altria Group, Inc.                                             6,038,604
            77,600    Loews Corp. - Carolina Group                                   6,656,528
             5,000    UST, Inc.                                                        266,600
                                                                                    12,961,732
Toys - 0.4%
            56,200    Hasbro, Inc.                                                   1,677,570
           263,200    Mattel, Inc.                                                   5,498,248
                                                                                     7,175,818
Transportation - Marine - 0%
            13,000    Tidewater, Inc.                                                  710,710
Transportation - Railroad - 0.1%
            10,800    Union Pacific Corp.                                            1,382,832
Transportation - Truck - 0.1%
            60,100    J.B. Hunt Transport Services, Inc.                             1,665,972
Vitamins and Nutrition Products - 0.2%
           100,400    NBTY, Inc.*                                                    3,574,240
Web Portals/Internet Service Providers - 1.6%
            38,100    Google, Inc. - Class A*                                       26,936,700
Wire and Cable Products - 0%
               600    General Cable Corp.*                                              43,194
Wireless Equipment - 0.1%
            31,100    QUALCOMM, Inc.                                                 1,328,903
X-Ray Equipment - 0.4%
           105,716    Hologic, Inc.#                                                 7,181,288
----------------------------------------------------------------------------------------------
Total Common Stock (cost $1,394,655,123)                                         1,606,855,183
----------------------------------------------------------------------------------------------
Money Markets - 0.6%
         9,692,950    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.15%                          9,692,950
           831,050    Janus Institutional Money Market
                         Fund - Institutional Shares, 5.10%                            831,050
----------------------------------------------------------------------------------------------
Total Money Markets (cost $10,524,000)                                              10,524,000
----------------------------------------------------------------------------------------------
Other Securities - 2.9%
        47,222,393    Allianz Dresdner Daily Asset Fund +
                         (cost $47,222,393)                                         47,222,393
----------------------------------------------------------------------------------------------
Total Investments (total cost $1,452,401,516) - 100%                            $1,664,601,576
----------------------------------------------------------------------------------------------




              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
--------------------------------------------------------------------------------
Bermuda                                         $     9,599,290             0.6%
Canada                                                2,298,582             0.1%
Cayman Islands                                       18,972,066             1.2%
Netherlands                                          38,801,826             2.3%
United States++                                   1,594,929,812            95.8%
--------------------------------------------------------------------------------
Total                                            $1,664,601,576           100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (92.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.6%
Advertising Services - 0.1%
                 1    Dentsu, Inc.                                                                                      $      2,621
               110    Hakuhodo Dy Hodlings, Inc.                                                                               7,969
                                                                                                                              10,590
Agricultural Chemicals - 0.1%
               300    Yara International A.S.A.                                                                               11,684
Airlines - 0.9%
             3,000    All Nippon Airways Co., Ltd.                                                                            11,553
             2,000    Cathay Pacific Airways, Ltd.                                                                             6,012
               700    Deutsche Lufthansa A.G.                                                                                 20,725
               200    Groupe Air France                                                                                        7,627
             7,100    Qantas Airways, Ltd.                                                                                    39,286
               200    SAS A.B.                                                                                                 3,502
             1,340    Singapore Airlines, Ltd.                                                                                18,300
                                                                                                                             107,005
Airport Development - Maintenance - 0.5%
               300    Aeroports de Paris                                                                                      34,478
             5,200    Macquarie Airports                                                                                      21,347
                                                                                                                              55,825
Apparel Manufacturers - 0.2%
               300    Burberry Group PLC                                                                                       3,848
             1,400    Esprit Holdings, Ltd.                                                                                   23,807
                                                                                                                              27,655
Applications Software - 0.1%
             2,700    Misys PLC                                                                                               13,641
Athletic Equipment - 0.1%
               300    Amer Group, Ltd.                                                                                         7,981
Athletic Footwear - 0.1%
               100    Adidas - Salomon A.G.                                                                                    6,664
Audio and Video Products - 0.1%
               200    Sony Corp.                                                                                               9,883
Automotive - Cars and Light Trucks - 5.6%
               600    DaimlerChrysler A.G.                                                                                    66,864
             3,500    Fiat S.P.A.                                                                                            113,465
               200    PSA Peugeot Citroen                                                                                     18,596
             2,600    Toyota Motor Corp.                                                                                     148,551
               600    Volkswagen A.G.                                                                                        114,169
               600    Volkswagon A.G.                                                                                        172,305
                                                                                                                             633,950
Automotive - Medium and Heavy Duty Trucks - 0.5%
             2,100    Scania A.B.                                                                                             57,487
Automotive - Truck Parts and Equipment - Original - 0.7%
               100    Aisin Seiki Co., Ltd.                                                                                    4,092
             4,900    GKN PLC                                                                                                 37,486
               500    Toyoda Gosei Company, Ltd.                                                                              17,936
               300    Toyota Boshoku, Corp.                                                                                    9,820
               200    Valeo S.A.                                                                                              10,981
                                                                                                                              80,315
Beverages - Non-Alcoholic - 0.6%
             3,800    Coca-Cola Amatil, Ltd.                                                                                  36,359
               400    Coca-Cola Hellenic Bottling Company S.A.                                                                24,876
               100    Ito En, Ltd.                                                                                             2,109
                                                                                                                              63,344
Beverages - Wine and Spirits - 0.4%
               900    Diageo PLC                                                                                              20,631
               100    Pernod Ricard S.A.                                                                                      23,142
                                                                                                                              43,773
Bicycle Manufacturing - 0.1%
               300    Shimano, Inc.                                                                                           10,938
Brewery - 1.7%
               300    Carlsberg A/S - Class B                                                                                 40,530
             1,300    Heineken N.V.                                                                                           91,150
               600    InBev N.V.                                                                                              56,716
               800    Lion Nathan, Ltd.                                                                                        6,948
               200    Scottish & Newcastle Plc.                                                                                3,266
                                                                                                                             198,610
Building - Heavy Construction - 0.5%
               800    ACS, Actividades de Construccion y Servicios S.A.                                                       49,792
               100    Aker Kvaerner A.S.A.                                                                                     3,509
               100    Vinci S.A.                                                                                               8,232
                                                                                                                              61,533
Building - Residential and Commercial - 0%
               100    Berkeley Group Holdings PLC*                                                                             3,552
Building and Construction - Miscellaneous - 1.2%
             2,100    AMEC PLC                                                                                                36,740
               300    Bouygues S.A.                                                                                           28,917
               100    Hochtief A.G.                                                                                           13,808
               900    Leighton Holdings, Ltd.                                                                                 52,999
             1,000    Shimizu, Corp.                                                                                           5,220
                                                                                                                             137,684
Building and Construction Products - Miscellaneous - 1.0%
               400    Compagnie de Saint-Gobain                                                                               43,212
             3,500    Fletcher Building, Ltd.                                                                                 32,136
               200    FLSmidth & Company A/S                                                                                  21,814
               100    Geberit A.G.                                                                                            13,479
                                                                                                                             110,641
Building Products - Air and Heating - 0.2%
               500    Daikin Industries, Ltd.                                                                                 25,109
Building Products - Cement and Aggregate - 0.5%
               700    Boral, Ltd.                                                                                              4,451
               300    Lafarge S.A.                                                                                            48,982
                                                                                                                              53,433
Building Products - Doors and Windows - 0.1%
             1,000    Nippon Sheet Glass Company, Ltd.                                                                         6,068
Cable Television - 0.2%
                 5    Jupiter Telecommunications Company, Ltd.*                                                                4,015
               200    Premiere A.G.*                                                                                           4,088
               988    PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.                                     13,449
                                                                                                                              21,552
Capacitors - 0.3%
               500    Mitsumi Electric Co., Ltd.                                                                              23,211
             1,000    Taiyo Yuden Co., Ltd.                                                                                   16,577
                                                                                                                              39,788
Cellular Telecommunications - 0.7%
            20,800    Vodafone Group PLC                                                                                      82,035
Chemicals - Diversified - 2.4%
               400    Akzo Nobel N.V.                                                                                         32,264
               400    BASF A.G.                                                                                               55,529
               700    Bayer A.G.                                                                                              58,623
             2,000    Denki Kagaku Kogyo Kabushiki Kaisha                                                                     11,747
               300    DSM N.V.                                                                                                17,054
             2,800    Imperial Chemical Industries PLC                                                                        38,383
             7,000    Mitsubishi Chemical Holdings Corp.                                                                      57,746
                                                                                                                             271,346
Chemicals - Other - 0.1%
             1,500    Kingboard Chemical Holdings, Ltd.                                                                        9,924
Circuit Boards - 0.2%
               300    Ibiden Company, Ltd.                                                                                    25,497
Commercial Banks - 6.2%
             1,200    ABN AMRO Holding N.V.                                                                                   65,158
             2,100    Banca Intesa S.P.A.                                                                                     16,659
             1,300    Banco BPI S.A.                                                                                          11,413
            10,800    Banco Comercial Portugues S.A.                                                                          52,473
             1,800    Banco Espirito Santo S.A.                                                                               43,690
               300    Banco Santander Central Hispano S.A.                                                                     6,557
             4,800    Bank of East Asia, Ltd.                                                                                 32,551
             1,000    Bank of Kyoto, Ltd.                                                                                     12,746
               200    Commonwealth Bank of Australia                                                                          11,539
               100    EFG Eurobank Ergasias                                                                                    3,903
               900    Hang Seng Bank, Ltd.                                                                                    18,657
            10,500    HSBC Holdings PLC                                                                                      208,006
               900    Intesa Sanpaolo RNC                                                                                      6,837
             1,100    Lloyds TSB Group PLC                                                                                    12,515
               100    National Bank of Greece S.A.                                                                             6,982
               400    OKO Bank                                                                                                 8,594
             5,000    Oversea-Chinese Banking Corporation, Ltd.                                                               32,145
               700    Piraeus Bank S.A.                                                                                       28,181
             1,200    Royal Bank of Scotland Group PLC                                                                        12,946
               100    Sydbank A.S.                                                                                             4,636
             7,560    UniCredito Italiano S.P.A.                                                                              65,000
             2,000    United Overseas Bank, Ltd.                                                                              30,004
               500    Wing Hang Bank, Ltd.                                                                                     5,880
                                                                                                                             697,072
Commercial Services - 0.2%
               900    Aggreko PLC                                                                                             11,838
               300    Intertek Group PLC                                                                                       6,423
                                                                                                                              18,261
Computer Services - 0.1%
             1,000    Computershare, Ltd.                                                                                      8,079
               100    Indra Sistemas S.A.                                                                                      2,909
                                                                                                                              10,988
Computers - Memory Devices - 0.1%
               200    TDK Corp.                                                                                               16,431
Consulting Services - 0.1%
             1,700    Serco Group PLC                                                                                         16,061
Consumer Products - Miscellaneous - 0.1%
               900    Husqvarna A.B.                                                                                          10,856
Containers - Metal and Glass - 0.1%
               500    Toyo Seikan Kaisha, Ltd.                                                                                 9,048
Cosmetics and Toiletries - 0.5%
             1,000    Kao Corp.                                                                                               28,689
               100    L'Oreal S.A.                                                                                            13,160
               300    Oriflame Cosmetics S.A.                                                                                 18,170
                                                                                                                              60,019
Dialysis Centers - 0%
               100    Fresenius Medical Care A.G. & Co.                                                                        5,258
Distribution/Wholesale - 0.3%
             8,000    Li & Fung, Ltd.                                                                                         37,880
Diversified Financial Services - 0.1%
               500    Sampo Oyj -  Class A                                                                                    15,718
Diversified Minerals - 0.9%
               300    BHP Billiton PLC                                                                                        11,443
               300    BHP Billiton, Ltd.                                                                                      13,055
               600    Fortescue Metals Group, Ltd.*                                                                           28,741
             2,000    Sumitomo Metal Mining Co., Ltd.                                                                         44,532
                                                                                                                              97,771
Diversified Operations - 1.5%
               500    Invensys PLC*                                                                                            3,406
             4,000    Keppel Corp., Ltd.                                                                                      41,286
             5,000    Mitsubishi Heavy Industries, Ltd.                                                                       29,178
               400    Siemens A.G.                                                                                            54,879
               100    Wartsila Oyj - Class B                                                                                   8,196
               300    Wesfarmers, Ltd.                                                                                        12,385
             3,000    Wharf Holdings, Ltd.                                                                                    18,162
                                                                                                                             167,492
Diversified Operations - Commercial Services - 0.1%
               900    Davis Service Group PLC                                                                                 10,261
Electric - Generation - 0%
               100    British Energy Group PLC                                                                                 1,113
Electric - Integrated - 4.4%
             2,200    Contact Energy, Ltd.                                                                                    15,436
               100    E.ON A.G.                                                                                               19,574
            13,300    Electricidade de Portugal, S.A.                                                                         85,710
               300    Fortum Oyj                                                                                              13,038
             3,000    Hongkong Electric Holdings, Ltd.                                                                        15,446
             6,400    Iberdrola S.A.                                                                                         103,115
               900    International Power PLC                                                                                  9,184
               500    Kyushu Electric Power Company, Inc.                                                                     12,176
               400    Public Power Corp., S.A.                                                                                16,259
             1,000    Scottish & Southern Energy PLC                                                                          32,426
             2,600    Suez S.A.                                                                                              169,644
               100    Tohoku Electric Power Company, Inc.                                                                      2,110
                                                                                                                             494,118
Electric - Transmission - 1.1%
             7,800    National Grid PLC                                                                                      130,295
Electric Products - Miscellaneous - 1.0%
             5,000    Hitachi, Ltd.                                                                                           33,931
             1,000    Mitsubishi Electric Corp.                                                                               12,131
             3,000    SANYO Electric Co., Ltd.*                                                                                4,948
               500    Stanley Electric Company, Ltd.                                                                          11,100
             6,000    Toshiba Corp.                                                                                           50,600
                                                                                                                             112,710
Electronic Components - Miscellaneous - 1.0%
               600    ALPS Electric Co., Ltd.                                                                                  7,505
               100    Fanuc, Ltd.                                                                                             10,947
               100    Hoya Corp.                                                                                               3,635
               200    Mabuchi Motor Company, Ltd.                                                                             13,472
             2,000    NGK Insulators, Ltd.                                                                                    70,734
             1,000    Venture Corporation, Ltd.                                                                                9,742
                                                                                                                             116,035
Electronic Components - Semiconductors - 0.3%
               700    ARM Holdings PLC                                                                                         2,170
             1,400    Infineon Technologies A.G.*                                                                             20,610
               200    Sumco Corp.                                                                                              7,277
                                                                                                                              30,057
Energy - Alternate Sources - 0.5%
               900    Renewable Energy Corp. A.S.*                                                                            46,206
               200    Solarworld A.G.                                                                                         13,860
                                                                                                                              60,066
Engineering - Research and Development Services - 1.2%
             3,000    ABB, Ltd.                                                                                               90,732
             6,000    Singapore Technologies Engineering, Ltd.                                                                15,873
               800    WorleyParsons, Ltd.                                                                                     36,174
                                                                                                                             142,779
Enterprise Software/Services - 0.4%
               200    Business Objects S.A.*                                                                                  11,978
               500    Nomura Research Institute, Ltd.                                                                         17,592
               100    Oracle Corporation Japan                                                                                 4,585
               200    SAP A.G.                                                                                                10,899
                                                                                                                              45,054
Filtration and Separations Products - 0.3%
               500    Afla Laval A.B.                                                                                         40,017
Finance - Investment Bankers/Brokers - 0.1%
               500    Nikko Cordial Corp.                                                                                      7,177
Finance - Other Services - 1.9%
               300    ASX, Ltd.                                                                                               16,192
               500    Deutsche Boerse A.G.                                                                                    80,845
               400    Hellenic Exchanges S.A.                                                                                 13,975
             2,000    Hong Kong Exchanges & Clearing, Ltd.                                                                    66,741
             1,500    Man Group PLC                                                                                           18,445
               600    OMX A.B.                                                                                                25,277
                                                                                                                             221,475
Food - Catering - 0.9%
            12,300    Compass Group PLC                                                                                       88,802
               200    Sodexho Alliance S.A.                                                                                   14,519
                                                                                                                             103,321
Food - Diversified - 1.7%
               200    Cadbury Schweppes PLC                                                                                    2,653
               100    Kerry Group PLC                                                                                          3,000
             1,000    Kikkoman Corp.                                                                                          12,691
               200    Nestle S.A.                                                                                             92,475
             2,000    Orkla A.S.A.                                                                                            37,353
               300    Royal Numico N.V. oo                                                                                    23,712
               300    Unilever N.V.                                                                                            9,770
               500    Unilever PLC                                                                                            16,937
                                                                                                                             198,591
Food - Flour and Grain - 0.1%
            10,000    Tingyi Holding Corporation                                                                              15,457
Food - Meat Products - 0.1%
             1,000    Nippon Meat Packers, Inc.                                                                               10,093
Food - Retail - 4.5%
             1,200    Carrefour S.A.                                                                                          86,614
               100    Colruyt S.A.                                                                                            21,441
               100    Delhaize Group                                                                                           9,502
             9,600    J Sainsbury PLC                                                                                        109,231
               640    Koninklijke Ahold N.V.*                                                                                  9,636
               300    Metro A.G.                                                                                              27,193
            11,700    Tesco PLC                                                                                              119,008
             3,800    Woolworths, Ltd.                                                                                       119,162
                                                                                                                             501,787
Food - Wholesale/Distribution - 0.2%
               300    Kesko, Ltd.                                                                                             18,008
Gas - Distribution - 0.9%
             3,900    Centrica PLC                                                                                            29,985
               900    Gas Natural SDG S.A.                                                                                    55,509
             5,000    Hong Kong & China Gas Co., Ltd.                                                                         13,452
             2,000    Osaka Gas Company, Ltd.                                                                                  7,776
                                                                                                                             106,722
Hotels and Motels - 0.1%
               100    Accor S.A.                                                                                               9,575
               123    InterContinental Hotels Group PLC                                                                        2,878
                                                                                                                              12,453
Human Resources - 0.7%
             3,987    Capita Group Plc.                                                                                       62,422
               100    Michael Page International PLC                                                                             914
               500    Vedior N.V.                                                                                             11,431
                                                                                                                              74,767
Import/Export - 1.1%
             2,000    Itochu Corp.                                                                                            25,466
             5,000    Marubeni Corp.                                                                                          42,804
               800    Mitsubishi Corp.                                                                                        24,874
             1,000    Mitsui & Company, Ltd.                                                                                  26,000
               200    Sumitomo Corp.                                                                                           3,485
                                                                                                                             122,629
Industrial Gases - 0.1%
               100    Linde A.G.                                                                                              12,664
Internet Applications Software - 0.4%
             5,000    Tencent Holdings, Ltd.                                                                                  43,355
Internet Security - 0.2%
               500    Trend Micro, Inc.                                                                                       22,367
Investment Companies - 0.1%
             2,100    Macquarie Infrastructure Group                                                                           6,231
Life and Health Insurance - 0.2%
             2,100    AMP, Ltd.                                                                                               20,041
Lottery Services - 0.3%
             9,500    Tattersall's, Ltd.                                                                                      37,267
Machine Tools and Related Products - 0.1%
               600    Sandvik A.B.                                                                                            11,459
Machinery - Construction and Mining - 0.6%
               500    Hitachi Construction Machinery Co., Ltd.                                                                20,420
             1,500    Komatsu, Ltd.                                                                                           50,257
                                                                                                                              70,677
Machinery - Electrical - 0.2%
               500    KCI Konecranes Oyj                                                                                      22,626
Machinery - General Industrial - 2.8%
               300    Alstom                                                                                                  71,447
               300    MAN A.G.                                                                                                53,947
             1,000    Okuma Corp.                                                                                             14,135
             4,400    Volvo A.B. - Class B                                                                                    86,983
             3,500    Volvo A/B - Class A                                                                                     68,614
               610    Zardoya Otis S.A.                                                                                       20,695
                                                                                                                             315,821
Machinery - Material Handling - 0.4%
             3,000    Japan Steel Works, Ltd.                                                                                 49,233
Medical - Biomedical and Genetic - 1.1%
             2,700    CSL Limited                                                                                             93,254
               300    Novozymes A/S                                                                                           32,761
               300    Zeltia S.A.                                                                                              3,525
                                                                                                                             129,540
Medical - Drugs - 4.7%
               100    Astellas Pharmaceutical, Inc.                                                                            4,420
               400    AstraZeneca Group PLC                                                                                   19,752
             1,400    Daiichi Sankyo Company, Ltd.                                                                            39,829
               500    Elan Corporation PLC*                                                                                   11,973
             3,600    GlaxoSmithKline PLC                                                                                     92,842
             2,000    Kyowa Hakko Kogyo Co., Ltd.                                                                             21,845
               200    Merck KGaA                                                                                              25,101
               500    Novartis A.G.                                                                                           26,645
               600    Novo Nordisk S.A.                                                                                       74,733
             1,100    Roche Holding A.G.                                                                                     188,086
             1,000    Taisho Pharmaceutical Co., Ltd.                                                                         19,235
               100    Takeda Pharmaceutical Company, Ltd.                                                                      6,242
                                                                                                                             530,703
Medical Products - 0.7%
               100    Phonak Holding A.G.                                                                                     11,265
             1,600    Smith & Nephew PLC                                                                                      21,660
               100    Straumann Holding AG                                                                                    28,005
               500    Terumo Corp.                                                                                            24,359
                                                                                                                              85,289
Miscellaneous Manufacturing - 0.1%
               300    Glory, Ltd.                                                                                              9,979
Mortgage Banks - 0%
                18    Hypo Real Estate Holding A.G.                                                                            1,079
Motion Pictures and Services - 0.1%
               600    Toho Company, Ltd.                                                                                      11,982
Multi-Line Insurance - 0.2%
               100    Allianz A.G.                                                                                            22,601
Multimedia - 0.5%
               100    Nikon, Corp.                                                                                             2,891
             4,000    Reuters Group PLC                                                                                       55,017
               100    Vivendi Universal S.A.                                                                                   4,514
                                                                                                                              62,422
Non-Ferrous Metals - 0.2%
             3,000    Mitsubishi Materials Corp.                                                                              17,583
Office Automation and Equipment - 0.5%
               800    Canon, Inc.                                                                                             40,427
               100    Neopost S.A.                                                                                            11,618
               500    Oce N.V.                                                                                                10,071
                                                                                                                              62,116
Oil - Field Services - 0.3%
               100    Acergy S.A.                                                                                              2,896
               400    Fugro N.V.                                                                                              35,159
                                                                                                                              38,055
Oil Companies - Exploration and Production - 0.6%
               300    Norsk Hydro A.S.A.                                                                                       4,414
             5,700    Origin Energy, Ltd.                                                                                     48,917
               800    Santos, Ltd.                                                                                            10,595
                                                                                                                              63,926
Oil Companies - Integrated - 0.3%
               100    BG Group PLC                                                                                             1,851
               300    BP PLC                                                                                                   3,900
               200    Royal Dutch Shell PLC                                                                                    8,719
               300    Royal Dutch Shell PLC - Class A                                                                         13,127
               259    Statoil A.S.A                                                                                            8,773
                                                                                                                              36,370
Oil Refining and Marketing - 0.7%
               500    Caltex Australia, Ltd.                                                                                  10,068
               100    Neste Oil OYJ                                                                                            3,599
             2,000    Nippon Mining Holdings, Inc.                                                                            18,842
             4,000    Nippon Oil Corp.                                                                                        35,499
               900    Showa Shell Sekiyu K.K.                                                                                 10,627
                                                                                                                              78,635
Optical Supplies - 0.1%
               100    Essilor International S.A.                                                                               6,397
               300    Luxottica Group S.P.A.                                                                                  10,544
                                                                                                                              16,941
Paper and Related Products - 0%
             1,000    Oji Paper Company, Ltd.                                                                                  4,576
Pharmacy Services - 0%
             1,000    Symbion Health, Ltd.                                                                                     3,788
Photo Equipment and Supplies - 0.6%
             1,000    Nikon Corporation                                                                                       31,908
             1,000    Olympus Corp.                                                                                           41,824
                                                                                                                              73,732
Power Converters and Power Supply Equipment - 0.7%
               200    Gamesa Corporacion Tecnologica S.A.                                                                     10,220
               800    Vestas Wind Systems A.S.*                                                                               72,069
                                                                                                                              82,289
Property and Casualty Insurance - 0.6%
               200    Millea Holdings, Inc.                                                                                    7,878
             1,900    QBE Insurance Group, Ltd.                                                                               57,937
               100    Trygvesta A.S.                                                                                           7,948
                                                                                                                              73,763
Property Trust - 0.3%
             1,000    Centro Properties Group                                                                                  6,577
             8,800    Commonwealth Property Office Fund                                                                       13,030
             5,400    DB RREEF Trust                                                                                          10,579
               100    Westfield Group                                                                                          2,044
                                                                                                                              32,230
Public Thoroughfares - 0.5%
               200    Atlantia S.P.A.                                                                                          7,859
             1,500    Brisa-Auto-Estradas de Portugal S.A.                                                                    21,325
               200    Societe des Autoroutes Paris-Rhin-Rhone                                                                 21,286
             1,100    Transurban Group                                                                                         7,496
                                                                                                                              57,966
Publishing - Newspapers - 0.2%
             2,400    Independent News & Media PLC                                                                             8,839
               300    John Fairfax Holdings, Ltd.                                                                              1,332
               300    Schibsted A.S.A.                                                                                        17,095
                                                                                                                              27,266
Publishing - Periodicals - 0.1%
               200    EMAP Plc.                                                                                                3,657
               200    Eniro AB                                                                                                 2,565
                                                                                                                               6,222
Real Estate Management/Services - 0.5%
               500    Lend Lease Corp., Ltd.                                                                                   9,374
               900    Meinl European Land, Ltd.*                                                                              12,678
             1,000    Mitsubishi Estate Company, Ltd.                                                                         29,884
                                                                                                                              51,936
Real Estate Operating/Development - 1.3%
             2,000    CapitaLand, Ltd.                                                                                        11,261
             2,000    City Developments, Ltd.                                                                                 22,130
             3,000    Hang Lung Properties, Ltd.                                                                              14,745
             2,000    Henderson Land Development Co., Ltd.                                                                    17,931
             5,000    Hopewell Holdings, Ltd.                                                                                 25,877
             3,000    Kerry Properties, Ltd.                                                                                  26,108
             8,000    New World Development Company, Ltd.                                                                     28,695
                                                                                                                             146,747
REIT - Office Property - 0.4%
                 3    Japan Prime Realty Investment Corp.                                                                     12,042
                 2    Japan Real Estate Investment Corp.                                                                      24,717
                 1    Nippon Building Fund, Inc.                                                                              14,500
                                                                                                                              51,259
Resorts and Theme Parks - 0.1%
               200    Oriental Land Co., Ltd.                                                                                 11,870
Retail - Apparel and Shoe - 1.1%
               400    Hennes & Mauritz A.B. - Class B                                                                         26,703
             1,300    Industria de Diseno Textil S.A.                                                                         97,141
               100    Next PLC                                                                                                 4,609
                                                                                                                             128,453
Retail - Automobile - 0.1%
               130    USS Company, Ltd.                                                                                        8,498
Retail - Consumer Electronics - 0%
               600    Carphone Warehouse PLC                                                                                   4,385
Retail - Convenience Stores - 0.1%
               300    Lawson, Inc.                                                                                            10,375
Retail - Discount - 0.2%
             3,200    Harvey Norman Holdings, Ltd.                                                                            20,378
Retail - Home Furnishings - 0.1%
               350    Nitori Company, Ltd.                                                                                    15,995
Retail - Jewelry - 0.6%
             1,500    Citizen Holding Co., Ltd.                                                                               16,166
               100    Swatch Group A.G.                                                                                       32,065
               300    Swatch Group A.G.                                                                                       18,846
                                                                                                                              67,077
Retail - Major Department Stores - 0.8%
             6,000    Marks & Spencer Group PLC                                                                               81,572
               200    MARUI GROUP Co., Ltd.                                                                                    2,076
             1,000    Mitsukoshi, Ltd.                                                                                         4,638
                                                                                                                              88,286
Retail - Miscellaneous/Diversified - 0.7%
             5,400    Coles Group, Ltd.                                                                                       81,651
Retail - Perfume and Cosmetics - 0.1%
               200    Douglas Holding A.G.                                                                                    12,738
Retail - Restaurants - 0.1%
               100    Autogrill S.P.A.                                                                                         2,001
               200    Whitbread PLC                                                                                            7,380
                                                                                                                               9,381
Rubber - Tires - 0.6%
               300    Compagnie Generale des Etablissements Michelin - Class B                                                40,357
               700    Nokian Renkaat Oyj                                                                                      26,442
                                                                                                                              66,799
Semiconductor Equipment - 0%
               100    ASML Holding N.V.*                                                                                       3,499
Shipbuilding - 0.2%
             4,000    Mitsui Engineering & Shipbuilding Co., Ltd.                                                             23,445
Soap and Cleaning Preparations - 1.4%
             2,700    Reckitt Benckiser PLC                                                                                  156,881
Steel - Producers - 5.3%
             2,200    ArcelorMittal                                                                                          178,008
             4,000    BlueScope Steel, Ltd.                                                                                   39,828
               600    JFE Holdings, Inc.                                                                                      35,055
            16,000    Nippon Steel Corp.                                                                                     106,090
             1,000    Nisshin Steel Company, Ltd.                                                                              3,842
             4,600    OneSteel, Ltd.                                                                                          29,848
               600    Rautaruukki Oyj                                                                                         34,566
               100    Salzgitter A.G.                                                                                         19,767
               700    SSAB Svenskt Stal A.B. - Class A                                                                        22,757
               400    SSAB Svenskt Stal A.B. - Class B                                                                        11,805
             3,000    Sumitomo Metal Industries, Ltd.                                                                         14,785
             1,200    ThyssenKrupp A.G.                                                                                       80,051
               100    Tokyo Steel Manufacturing Company, Ltd.                                                                  1,378
               200    Voestapine A.G.                                                                                         18,059
                                                                                                                             595,839
Steel - Specialty - 0.1%
             2,000    Daido Steel Company, Ltd.                                                                               13,599
Superconductor Products and Systems - 0%
               200    Promotora de Informaciones SA - Prisa                                                                    3,924
Telecommunication Equipment - 0.2%
               700    Tandberg A.S.A.                                                                                         17,930
Telecommunication Services - 1.0%
            20,000    PCCW, Ltd.                                                                                              12,953
            10,000    Singapore Telecommunications, Ltd.                                                                      28,413
             1,400    Tele2 A.B.                                                                                              33,112
             1,300    Telenor A.S.A.*                                                                                         30,681
             1,000    TeliaSonera A.B.                                                                                         9,868
                                                                                                                             115,027
Telephone - Integrated - 3.0%
               200    Belgacom S.A.                                                                                            9,582
            19,600    BT Group PLC                                                                                           133,265
                 2    DDI Corp.                                                                                               15,142
               400    Deutsche Telekom A.G.                                                                                    8,218
               500    Elisa Oyj                                                                                               14,875
               300    France Telecom S.A.                                                                                     11,095
               200    Hellenic Telecommunication Organization S.A.                                                             7,328
             4,700    Koninklijke KPN N.V.                                                                                    88,849
               500    Portugal Telecom SGPS S.A.                                                                               6,715
             1,500    Telefonica S.A.                                                                                         49,660
             1,300    Telstra Corporation, Ltd.                                                                                3,879
                                                                                                                             348,608
Television - 0.2%
             1,500    British Sky Broadcasting Group PLC                                                                      21,258
               200    ProSiebenSat.1 Media A.G.                                                                                5,912
                                                                                                                              27,170
Textile - Products - 0.2%
             1,000    Kuraray Co., Ltd.                                                                                       12,979
             1,000    Nisshinbo Industries, Inc.                                                                              13,623
                                                                                                                              26,602
Tobacco - 3.5%
               600    Altadis S.A.                                                                                            42,832
             6,500    British American Tobacco PLC                                                                           247,705
               700    Imperial Tobacco Group PLC                                                                              35,494
                 8    Japan Tobacco, Inc.                                                                                     46,568
               600    Swedish Match A.B.                                                                                      13,456
                                                                                                                             386,055
Tools - Hand Held - 0.3%
               700    Makita Corp.                                                                                            33,844
Toys - 2.2%
               400    Nintendo Company, Ltd.                                                                                 252,098
Transportation - Marine - 2.1%
               400    Frontline, Ltd.                                                                                         18,075
             4,000    Kawasaki Kisen Kaisha, Ltd.                                                                             55,441
             6,000    Mitsui O.S.K. Lines, Ltd.                                                                               99,063
             5,000    Nippon Yusen Kabushiki Kaisha                                                                           51,595
             1,500    Orient Overseas International, Ltd.                                                                     15,561
                                                                                                                             239,735
Transportation - Railroad - 0.4%
                 4    East Japan Railway Co.                                                                                  32,932
             1,000    Kintetsu Corp.                                                                                           3,039
             1,000    MTR Corporation, Ltd.                                                                                    3,462
                 2    West Japan Railway Company                                                                               9,999
                                                                                                                              49,432
Transportation - Services - 1.3%
             1,100    Asciano Group*                                                                                           8,659
             3,000    ComfortDelGro Corp., Ltd.                                                                                4,041
             2,400    FirstGroup PLC                                                                                          39,991
               200    Kuehne & Nagel International A.G.                                                                       21,449
               100    National Express Group PLC                                                                               2,762
             3,200    Stagecoach Group PLC                                                                                    18,133
               300    TNT N.V.                                                                                                12,333
             3,500    Toll Holdings, Ltd.                                                                                     43,755
                                                                                                                             151,123
Transportation - Truck - 0%
               200    DSV A/S                                                                                                  5,333
Travel Services - 0%
               900    Tui Travel PLC                                                                                           5,043
Water - 0.2%
               200    Veolia Environnement                                                                                    17,897
Water Treatment Services - 0.3%
               900    Kurita Water Industries, Ltd.                                                                           29,910
Wire and Cable Products - 0%
               100    Sumitomo Electric Industries, Ltd.                                                                       1,610
Wireless Equipment - 0.4%
             1,100    Nokia Oyj                                                                                               43,685
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $10,099,847)                                                                                     11,390,258
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.4%
            44,881    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                                  44,881
             1,300    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                      1,300
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $46,181)                                                                                            46,181
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $10,146,028) - 100%                                                                       $ 11,436,439
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                    $         973,245              8.5%
Austria                                                 30,737              0.3%
Belgium                                                 97,241              0.9%
Bermuda                                                103,356              0.9%
Cayman Islands                                          43,355              0.4%
Denmark                                                259,824              2.3%
Finland                                                220,219              1.9%
France                                                 714,268              6.2%
Germany                                                987,971              8.6%
Greece                                                 101,504              0.9%
Hong Kong                                              305,945              2.7%
Ireland                                                 23,812              0.2%
Italy                                                  222,365              1.9%
Japan                                                2,471,621             21.6%
Luxembourg                                             178,008              1.6%
Netherlands                                            410,086              3.6%
New Zealand                                             47,572              0.4%
Norway                                                 180,541              1.6%
Portugal                                               234,775              2.1%
Singapore                                              213,195              1.9%
South Korea                                              3,039              0.0%
Spain                                                  445,879              3.9%
Sweden                                                 442,631              3.9%
Switzerland                                            523,047              4.5%
United Kingdom                                       2,137,947             18.7%
United States ++                                        64,256              0.5%
--------------------------------------------------------------------------------
                     Total                   $      11,436,439            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (0.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC   Public Limited Company

REIT  Real Estate Investment Trust

*     Non-income-producing security.

oo    Schedule of Fair Valued Securities (as of October 31, 2007)


------------------------------------------------------------------------------------------------
                                                                            Value as a % of
Janus Adviser INTECH Risk-Managed International Fund       Value         Investment Securities
------------------------------------------------------------------------------------------------
Royal Numico N.V                                           $     23,712                    0.2%
------------------------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the
Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
-------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Advertising Agencies - 0.1%
             5,100    Interpublic Group of Companies, Inc.*                                                             $     52,785
Advertising Services - 0.4%
               600    Getty Images, Inc.*                                                                                     16,950
             3,600    R.H. Donnelley Corp.*                                                                                  197,460
                                                                                                                             214,410
Aerospace and Defense - 0.9%
             2,500    General Dynamics Corp.                                                                                 227,400
               500    Northrop Grumman Corp.                                                                                  41,810
             3,400    Raytheon Co.                                                                                           216,274
                                                                                                                             485,484
Aerospace and Defense - Equipment - 0.1%
               100    Alliant Techsystems, Inc.*                                                                              11,039
               200    DRS Technologies, Inc.                                                                                  11,488
               100    United Technologies Corp.                                                                                7,659
                                                                                                                              30,186
Agricultural Chemicals - 0.3%
             2,700    Mosaic Co.*                                                                                            188,460
Agricultural Operations - 0.2%
             1,200    Archer-Daniels-Midland Co.                                                                              42,936
               800    Bunge, Ltd.                                                                                             92,152
                                                                                                                             135,088
Airlines - 0%
               600    Northwest Airlines Corp.*                                                                               11,130
               100    UAL Corp.*                                                                                               4,790
                                                                                                                              15,920
Apparel Manufacturers - 0.6%
             4,100    VF Corp.                                                                                               357,233
Appliances - 0%
               100    Whirlpool Corp.                                                                                          7,918
Applications Software - 0%
             1,400    Compuware Corp.*                                                                                        14,000
Automotive - Cars and Light Trucks - 0.1%
             1,600    General Motors Corp.#                                                                                   62,704
Automotive - Truck Parts and Equipment - Original - 0.6%
               200    Autoliv, Inc.                                                                                           12,636
               600    Borg-Warner Automotive, Inc.                                                                            63,426
             6,000    Johnson Controls, Inc.                                                                                 262,320
                                                                                                                             338,382
Batteries and Battery Systems - 0.1%
               400    Energizer Holdings, Inc.*                                                                               41,720
Beverages - Non-Alcoholic - 0.3%
             2,000    Coca-Cola Co.                                                                                          123,520
               900    PepsiAmericas, Inc.                                                                                     32,148
                                                                                                                             155,668
Brewery - 0.3%
             1,200    Anheuser-Busch Companies, Inc.                                                                          61,536
             2,200    Molson Coors Brewing Co. - Class B                                                                     125,906
                                                                                                                             187,442
Broadcast Services and Programming - 1.7%
             1,600    Clear Channel Communications, Inc.                                                                      60,432
             6,000    Discovery Holding Co. - Class A*                                                                       171,060
             6,700    Liberty Global, Inc. - Class A*                                                                        262,975
             4,000    Liberty Media Corp. - Capital*                                                                         499,920
                                                                                                                             994,387
Building - Residential and Commercial - 0.1%
               500    KB Home                                                                                                 13,820
               200    M.D.C. Holdings, Inc.                                                                                    8,102
               100    NVR, Inc.*                                                                                              47,575
                                                                                                                              69,497
Building and Construction Products - Miscellaneous - 0%
               700    Owens Corning, Inc.*                                                                                    16,177
Building Products - Air and Heating - 0.2%
             3,000    Lennox International, Inc.                                                                             107,100
Cable Television - 1.0%
             5,700    Cablevision Systems New York Group - Class A*                                                          167,181
            18,750    Comcast Corp. - Class A*                                                                               394,688
               400    Time Warner Cable, Inc.*                                                                                11,436
                                                                                                                             573,305
Casino Hotels - 0.4%
             1,400    Harrah's Entertainment, Inc.                                                                           123,550
             1,000    Station Casinos, Inc.                                                                                   89,800
                                                                                                                             213,350
Cellular Telecommunications - 0.1%
               800    ALLTEL Corp.                                                                                            56,920
Chemicals - Diversified - 1.3%
             2,600    Celanese Corp. - Class A                                                                               109,096
             3,900    Dow Chemical Co.                                                                                       175,656
             4,400    E.I. du Pont de Nemours and Co.                                                                        217,844
               700    FMC Corp.                                                                                               40,250
               600    Huntsman Corp.                                                                                          15,810
             3,300    Lyondell Chemical Co.                                                                                  156,585
               400    PPG Industries, Inc.                                                                                    29,896
               200    Rohm & Haas Co.                                                                                         10,376
                                                                                                                             755,513
Chemicals - Specialty - 0.3%
               700    Cabot Corp.                                                                                             24,507
               800    Chemtura Corp.                                                                                           7,456
               100    Eastman Chemical Co.                                                                                     6,659
             1,000    International Flavors & Fragrances, Inc.                                                                52,210
             1,000    Lubrizol Corp.                                                                                          67,880
               500    Sigma-Aldrich Corp.                                                                                     25,835
                                                                                                                             184,547
Coatings and Paint Products - 0%
               700    RPM International, Inc.                                                                                 15,001
Commercial Banks - 0.5%
             2,100    BB&T Corp.                                                                                              77,637
             1,000    City National Corp.                                                                                     67,600
               100    M&T Bank Corp.                                                                                           9,948
             3,097    Regions Financial Corp.                                                                                 83,991
             1,215    Valley National Bancorp #                                                                               24,883
               300    Zions Bancorporation                                                                                    17,733
                                                                                                                             281,792
Commercial Services - 0.2%
             6,500    Convergys Corp.*                                                                                       119,145
Computer Services - 0.1%
               600    Ceridian Corp.*                                                                                         21,564
               200    Computer Sciences Corp.*                                                                                11,678
             2,300    Electronic Data Systems Corp.                                                                           49,657
                                                                                                                              82,899
Computers - 0.5%
             2,400    IBM Corp.                                                                                              278,688
Computers - Integrated Systems - 0.3%
             2,800    NCR Corp.*                                                                                              77,252
             2,500    Terdata Corp.*                                                                                          71,325
                                                                                                                             148,577
Computers - Memory Devices - 0.1%
             1,200    Seagate Technology (U.S. Shares)                                                                        33,408
Consumer Products - Miscellaneous - 0.3%
               300    Jarden Corp.*                                                                                           10,656
             1,800    Kimberly-Clark Corp.                                                                                   127,602
               500    Scotts Miracle-Gro Co. - Class A                                                                        22,945
                                                                                                                             161,203
Containers - Metal and Glass - 0%
               300    Owens-Illinois, Inc.*                                                                                   13,326
Containers - Paper and Plastic - 0.4%
               500    Bemis Company, Inc.                                                                                     14,080
             2,200    Sealed Air Corp.                                                                                        54,846
             4,400    Sonoco Products Co.                                                                                    136,048
                                                                                                                             204,974
Cosmetics and Toiletries - 2.7%
             4,000    Alberto-Culver Co.                                                                                     103,960
               600    Avon Products, Inc.                                                                                     24,588
             1,500    Colgate-Palmolive Co.                                                                                  114,405
            18,900    Procter & Gamble Co.                                                                                 1,313,928
                                                                                                                           1,556,881
Cruise Lines - 0.3%
             2,500    Carnival Corp. (U.S. Shares)                                                                           119,950
             1,200    Royal Caribbean Cruises, Ltd. (U.S. Shares)                                                             51,456
                                                                                                                             171,406
Data Processing and Management - 0.1%
               959    Fidelity National Information Services, Inc.                                                            44,229
Distribution/Wholesale - 0.2%
             1,100    Genuine Parts Co.                                                                                       53,977
               100    Ingram Micro, Inc. - Class A*                                                                            2,124
               500    W.W. Grainger, Inc.                                                                                     44,960
                                                                                                                             101,061
Diversified Operations - 6.4%
               700    3M Co.                                                                                                  60,452
               400    Carlisle Companies, Inc.                                                                                15,780
             2,000    Cooper Industries, Ltd. - Class A                                                                      104,780
             1,000    Eaton Corp.                                                                                             92,580
            60,200    General Electric Co.                                                                                 2,477,831
             1,400    Honeywell International, Inc.                                                                           84,574
             1,200    Illinois Tool Works, Inc.                                                                               68,712
             4,500    Ingersoll-Rand Co. - Class A                                                                           226,575
             1,600    Leucadia National Corp.                                                                                 81,056
               150    Parker Hannifin Corp.                                                                                   12,056
             1,400    Pentair, Inc.                                                                                           49,546
             1,100    SPX Corp.                                                                                              111,430
               300    Teleflex, Inc.                                                                                          21,963
             4,875    Tyco International, Ltd.                                                                               200,704
                                                                                                                           3,608,039
E-Commerce/Services - 0.6%
             5,200    Expedia, Inc.*                                                                                         169,832
             4,100    IAC/InterActiveCorp*                                                                                   120,786
             2,600    Liberty Media Corp. - Interactive*                                                                      55,198
                                                                                                                             345,816
Electric - Integrated - 6.5%
             3,600    Alliant Energy Corp.                                                                                   144,000
             6,700    American Electric Power Company, Inc.                                                                  323,007
             3,000    CMS Energy Corp.                                                                                        50,910
               800    Consolidated Edison, Inc.                                                                               37,672
             2,000    Constellation Energy Group, Inc.                                                                       189,400
               800    Dominion Resources, Inc.                                                                                73,304
               600    DTE Energy Co.                                                                                          29,760
             1,224    Duke Energy Corp.                                                                                       23,464
             1,400    Edison International                                                                                    81,410
             2,800    Entergy Corp.                                                                                          335,636
             3,000    Exelon Corp.                                                                                           248,340
             4,100    FirstEnergy Corp.                                                                                      285,770
             8,100    FPL Group, Inc.                                                                                        554,202
             1,000    MDU Resources Group, Inc.                                                                               28,160
             7,400    Northeast Utilities Co.                                                                                228,142
               900    NSTAR                                                                                                   31,644
               100    OGE Energy Corp.                                                                                         3,830
             4,800    PG&E Corp.                                                                                             234,864
             2,300    Pinnacle West Capital Corp.                                                                             92,920
             1,800    PPL Corp.                                                                                               93,060
               200    Progress Energy, Inc.                                                                                    9,600
             1,700    Public Service Enterprise Group, Inc.                                                                  162,520
             3,000    Puget Energy, Inc.                                                                                      84,750
               800    Sierra Pacific Resources *                                                                              13,496
             2,600    Southern Co.                                                                                            95,316
               500    TECO Energy, Inc.                                                                                        8,415
             9,500    Xcel Energy, Inc.                                                                                      214,225
                                                                                                                           3,677,817
Electronic Components - Miscellaneous - 0.3%
             4,675    Tyco Electronics, Ltd.                                                                                 166,757
             2,100    Vishay Intertechnology, Inc.*                                                                           26,439
                                                                                                                             193,196
Electronic Components - Semiconductors - 0%
               400    Intersil Corp. - Class A                                                                                12,136
Electronic Design Automation - 0.1%
             3,200    Cadence Design Systems, Inc.*                                                                           62,720
Electronic Parts Distributors - 0.4%
             1,800    Arrow Electronics, Inc.*                                                                                71,964
             3,500    Avnet, Inc.*                                                                                           146,020
                                                                                                                             217,984
Engineering - Research and Development Services - 0%
               100    Shaw Group, Inc.*                                                                                        7,460
Enterprise Software/Services - 0.1%
             1,300    CA, Inc.                                                                                                34,385
Fiduciary Banks - 0.5%
             5,624    Bank of New York Mellon Corp.                                                                          274,732
Filtration and Separations Products - 0%
               700    Pall Corp.                                                                                              28,049
Finance - Auto Loans - 0%
               900    AmeriCredit Corp.*                                                                                      12,699
Finance - Commercial - 0%
               500    CIT Group, Inc.                                                                                         17,620
Finance - Credit Card - 0%
             1,300    Discover Financial Services                                                                             25,090
Finance - Investment Bankers/Brokers - 8.3%
               800    Bear Stearns Companies, Inc.                                                                            90,880
            42,900    Citigroup, Inc.                                                                                      1,797,510
             2,600    Goldman Sachs Group, Inc.                                                                              644,592
            25,100    JP Morgan Chase & Co.                                                                                1,179,700
             2,900    Lehman Brothers Holdings, Inc.                                                                         183,686
             5,900    Merrill Lynch & Company, Inc.                                                                          389,518
             5,900    Morgan Stanley Co.                                                                                     396,834
                                                                                                                           4,682,720
Finance - Mortgage Loan Banker - 0.5%
             4,900    Fannie Mae                                                                                             279,496
               500    Freddie Mac                                                                                             26,115
                                                                                                                             305,611
Financial Guarantee Insurance - 0.3%
             2,700    Ambac Financial Group, Inc.#                                                                            99,441
             1,100    MBIA, Inc.                                                                                              47,344
               300    PMI Group, Inc.                                                                                          4,809
                                                                                                                             151,594
Food - Confectionary - 0.2%
             2,000    J.M. Smucker Co.                                                                                       106,860
               500    Wm. Wrigley Jr. Co.                                                                                     30,835
                                                                                                                             137,695
Food - Dairy Products - 0%
               800    Dean Foods Co.*                                                                                         22,216
Food - Diversified - 1.5%
             1,000    Campbell Soup Co.                                                                                       36,980
             7,000    ConAgra Foods, Inc.                                                                                    166,110
             2,000    Corn Products International, Inc.                                                                       85,080
             3,300    General Mills, Inc.                                                                                    190,509
             4,000    H.J. Heinz Co.                                                                                         187,120
               400    Kellogg Co.                                                                                             21,116
             5,452    Kraft Foods, Inc. - Class A                                                                            182,151
                                                                                                                             869,066
Food - Meat Products - 0.2%
               500    Smithfield Foods, Inc.*                                                                                 14,335
             7,700    Tyson Foods, Inc. - Class A                                                                            121,660
                                                                                                                             135,995
Food - Retail - 0.9%
             6,700    Kroger Co.                                                                                             196,913
            10,000    Safeway, Inc.                                                                                          340,000
                                                                                                                             536,913
Food - Wholesale/Distribution - 0.4%
             5,273    Supervalu, Inc.                                                                                        204,329
Forestry - 0.5%
               800    Plum Creek Timber Company, Inc.                                                                         35,736
             3,100    Weyerhaeuser Co.*                                                                                      235,321
                                                                                                                             271,057
Funeral Services and Related Items - 0.2%
             6,900    Service Corporation International                                                                       99,843
Gas - Distribution - 0.8%
             1,600    Atmos Energy Corp.                                                                                      44,880
             2,900    Energen Corp.                                                                                          185,600
             1,900    NiSource, Inc.                                                                                          38,855
             3,100    Sempra Energy Co.                                                                                      190,681
               600    UGI Corp.                                                                                               15,972
                                                                                                                             475,988
Health Care Cost Containment - 0%
               200    McKesson Corp.                                                                                          13,220
Home Decoration Products - 0.1%
             2,700    Newell Rubbermaid, Inc.                                                                                 78,732
Hospital Beds and Equipment - 0.1%
               800    Hillenbrand Industries, Inc.                                                                            44,176
               400    Kinetic Concepts, Inc.*                                                                                 24,040
                                                                                                                              68,216
Hotels and Motels - 0.1%
             1,500    Wyndham Worldwide Corp.                                                                                 49,245
Human Resources - 0.1%
             1,700    Hewitt Associates, Inc. - Class A *                                                                     59,976
Independent Power Producer - 1.0%
             6,800    Dynegy, Inc.*                                                                                           62,628
             3,100    Mirant Corp.*                                                                                          131,316
             2,800    NRG Energy, Inc.*                                                                                      127,848
             9,800    Reliant Energy, Inc.*                                                                                  269,696
                                                                                                                             591,488
Industrial Gases - 0.1%
               300    Air Products and Chemicals, Inc.                                                                        29,355
Instruments - Scientific - 0.8%
             3,800    PerkinElmer, Inc.                                                                                      104,576
             6,000    Thermo Fisher Scientific, Inc.*                                                                        352,860
                                                                                                                             457,436
Insurance Brokers - 0.3%
             2,300    Aon Corp.                                                                                              104,236
             1,000    Arthur J. Gallagher & Co.                                                                               26,610
             1,700    Marsh & McLennan Companies, Inc.                                                                        44,013
                                                                                                                             174,859
Internet Security - 0.1%
             2,100    Symantec Corp.*                                                                                         39,438
Investment Companies - 0.6%
             2,600    Allied Capital Corp.                                                                                    76,648
             5,500    American Capital Strategies, Ltd.                                                                      238,755
                                                                                                                             315,403
Investment Management and Advisory Services - 0.2%
             2,200    Ameriprise Financial, Inc.                                                                             138,556
Life and Health Insurance - 1.4%
             1,979    Lincoln National Corp.                                                                                 123,430
             2,700    Nationwide Financial Services, Inc. - Class A                                                          144,855
             1,700    Principal Financial Group, Inc.                                                                        115,039
             2,500    Prudential Financial, Inc.                                                                             241,800
               500    Reinsurance Group of America, Inc.                                                                      28,565
               500    StanCorp Financial Group, Inc.                                                                          27,565
               300    Torchmark Corp.                                                                                         19,548
             3,900    UnumProvident Corp.                                                                                     91,026
                                                                                                                             791,828
Machine Tools and Related Products - 0.1%
               500    Kennametal, Inc.                                                                                        45,605
Machinery - Farm - 0.5%
             1,100    AGCO Corp.*                                                                                             65,648
             1,500    Deere & Co.                                                                                            232,350
                                                                                                                             297,998
Medical - Biomedical and Genetic - 0.1%
               200    Amgen, Inc.*                                                                                            11,622
               400    Charles River Laboratories International, Inc.*                                                         23,200
               200    Invitrogen Corp.*                                                                                       18,174
                                                                                                                              52,996
Medical - Drugs - 4.2%
               200    Eli Lilly and Co.                                                                                       10,830
               700    King Pharmaceuticals, Inc.*                                                                              7,420
            10,700    Merck & Company, Inc.                                                                                  623,382
            66,300    Pfizer, Inc.                                                                                         1,631,643
             1,900    Wyeth                                                                                                   92,397
                                                                                                                           2,365,672
Medical - Generic Drugs - 0%
               800    Watson Pharmaceuticals, Inc.*                                                                           24,448
Medical - HMO - 0.1%
             1,000    Aetna, Inc.                                                                                             56,170
               200    WellPoint, Inc.*                                                                                        15,846
                                                                                                                              72,016
Medical - Wholesale Drug Distributors - 0.2%
             2,000    AmerisourceBergen Corp.                                                                                 94,220
Medical Instruments - 0.3%
               500    Beckman Coulter, Inc.                                                                                   35,410
             8,400    Boston Scientific Corp.*                                                                               116,508
                                                                                                                             151,918
Medical Products - 0.8%
             4,075    Covidien, Ltd.                                                                                         169,520
             4,500    Johnson & Johnson                                                                                      293,265
                                                                                                                             462,785
Metal - Aluminum - 0.2%
             2,800    Alcoa, Inc.                                                                                            110,852
Metal - Diversified - 0.1%
               705    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          82,964
Motion Pictures and Services - 0%
               300    DreamWorks Animation SKG, Inc. - Class A*                                                                9,768
Multi-Line Insurance - 3.5%
             2,100    ACE, Ltd. (U.S. Shares)                                                                                127,281
               700    Allstate Corp.                                                                                          36,680
             2,550    American Financial Group, Inc.                                                                          76,245
             7,400    American International Group, Inc.                                                                     467,088
             3,100    Assurant, Inc.                                                                                         181,164
               600    Genworth Financial, Inc. - Class A                                                                      16,380
               500    Hartford Financial Services Group, Inc.                                                                 48,515
            15,000    Loews Corp.                                                                                            736,350
             2,400    MetLife, Inc.                                                                                          165,240
             1,200    XL Capital, Ltd. - Class A (U.S. Shares)                                                                86,340
                                                                                                                           1,941,283
Multimedia - 1.8%
            20,000    News Corporation, Inc. - Class A                                                                       433,400
            17,200    Time Warner, Inc.                                                                                      314,072
             7,700    Walt Disney Co.                                                                                        266,651
                                                                                                                           1,014,123
Networking Products - 0.2%
             2,400    Juniper Networks, Inc.*                                                                                 86,400
Non-Hazardous Waste Disposal - 0%
               400    Allied Waste Industries, Inc.*                                                                           5,056
Office Automation and Equipment - 0.1%
             1,700    Xerox Corp.*                                                                                            29,648
Oil - Field Services - 0.1%
               300    Helix Energy Solutions Group, Inc.*                                                                     13,875
               200    SEACOR Holdings, Inc.*                                                                                  18,330
                                                                                                                              32,205
Oil and Gas Drilling - 0.3%
               200    ENSCO International, Inc.                                                                               11,098
             3,300    Helmerich & Payne, Inc.                                                                                104,346
               600    Pride International, Inc.*                                                                              22,140
               300    Rowan Companies, Inc.                                                                                   11,694
                                                                                                                             149,278
Oil Companies - Exploration and Production - 0.6%
               300    Apache Corp.                                                                                            31,143
               400    Cimarex Energy Co.                                                                                      16,204
               700    Devon Energy Corp.                                                                                      65,380
               300    EOG Resources, Inc.                                                                                     26,580
               500    Forest Oil Corp.*                                                                                       24,295
               400    Murphy Oil Corp.                                                                                        29,452
               900    Noble Energy, Inc.                                                                                      68,886
               852    Occidental Petroleum Corp.                                                                              58,831
               100    Pogo Producing Co.                                                                                       5,956
               200    Unit Corp.*                                                                                              9,554
                                                                                                                             336,281
Oil Companies - Integrated - 9.1%
            12,300    Chevron Corp.                                                                                        1,125,573
             5,793    ConocoPhillips                                                                                         492,173
            34,000    Exxon Mobil Corp.                                                                                    3,127,660
             1,000    Hess Corp.                                                                                              71,610
             5,600    Marathon Oil Corp.                                                                                     331,128
                                                                                                                           5,148,144
Oil Refining and Marketing - 0.1%
               200    Frontier Oil Corp.                                                                                       9,158
               400    Valero Energy Corp.                                                                                     28,172
                                                                                                                              37,330
Paper and Related Products - 0.7%
             7,400    Domtar Corp. (U.S. Shares)*                                                                             63,492
             1,100    International Paper Co.                                                                                 40,656
             2,400    MeadWestvaco Corp.                                                                                      80,736
             1,100    Smurfit-Stone Container Corp.*                                                                          13,321
             3,500    Temple-Inland, Inc.                                                                                    187,845
                                                                                                                             386,050
Photo Equipment and Supplies - 0%
               400    Eastman Kodak Co.                                                                                       11,464
Pipelines - 0.8%
               600    Equitable Resources, Inc.                                                                               33,792
             2,400    National Fuel Gas Co.#                                                                                 116,376
             4,700    ONEOK, Inc.                                                                                            234,718
               200    Questar Corp.                                                                                           11,416
             1,100    Williams Companies, Inc.                                                                                40,139
                                                                                                                             436,441
Printing - Commercial - 0.1%
             1,200    R.R. Donnelley & Sons Co.                                                                               48,348
Property and Casualty Insurance - 1.7%
               304    Alleghany Corp.*                                                                                       119,478
               900    Chubb Corp.                                                                                             48,015
             2,976    Fidelity National Title Group, Inc. - Class A                                                           45,801
             2,400    First American Corp.                                                                                    72,240
               400    Markel Corp.*                                                                                          217,288
             1,900    SAFECO Corp.                                                                                           110,010
             5,600    Travelers Companies, Inc.                                                                              292,376
               100    White Mountains Insurance Group, Ltd.                                                                   53,761
                                                                                                                             958,969
Publishing - Newspapers - 0%
               200    Gannett Company, Inc.                                                                                    8,482
               400    New York Times Co. - Class A                                                                             7,824
                                                                                                                              16,306
Publishing - Periodicals - 0.5%
             9,717    Idearc, Inc.                                                                                           262,165
Reinsurance - 0.1%
               200    Allied World Assurance Holdings, Ltd.                                                                    9,582
               600    Axis Capital Holdings, Ltd.                                                                             23,844
               100    Everest Re Group, Ltd.                                                                                  10,654
                                                                                                                              44,080
REIT - Apartments - 0.4%
             1,100    Apartment Investment & Management Co. - Class A                                                         51,403
             1,100    Avalonbay Communities, Inc.                                                                            134,915
               400    BRE Properties, Inc. - Class A                                                                          21,920
               300    Equity Residential Properties Trust                                                                     12,534
                                                                                                                             220,772
REIT - Diversified - 0.6%
             1,200    Duke Realty Corp.                                                                                       38,580
             6,500    iStar Financial, Inc.                                                                                  198,315
             1,100    Vornado Realty Trust                                                                                   122,892
                                                                                                                             359,787
REIT - Health Care - 0.3%
             4,200    HCP, Inc.                                                                                              142,968
               800    Heath Care REIT, Inc.                                                                                   35,432
                                                                                                                             178,400
REIT - Hotels - 0.1%
             3,767    Host Marriott Corp.                                                                                     83,477
REIT - Mortgages - 0.1%
             4,400    Annaly Mortgage Management, Inc.                                                                        75,196
REIT - Office Property - 0.3%
             1,700    Boston Properties, Inc.                                                                                184,178
               200    Douglas Emmett, Inc.                                                                                     5,262
                66    SL Green Realty Corp.                                                                                    7,964
                                                                                                                             197,404
REIT - Regional Malls - 0.1%
               300    General Growth Properties, Inc.                                                                         16,308
               200    Simon Property Group, Inc.                                                                              20,822
               600    Taubman Centers, Inc.                                                                                   35,322
                                                                                                                              72,452
REIT - Shopping Centers - 0.1%
               300    Developers Diversified Realty Corp.                                                                     15,120
               100    Federal Realty Investment Trust                                                                          8,822
               422    Kimco Realty Corp.                                                                                      17,521
               500    Regency Centers Corp.                                                                                   35,740
                                                                                                                              77,203
REIT - Warehouse and Industrial - 0%
               100    AMB Property Corp.                                                                                       6,535
               300    ProLogis                                                                                                21,522
                                                                                                                              28,057
Rental Auto/Equipment - 0.2%
             3,300    Avis Budget Group, Inc.*                                                                                68,871
             1,600    United Rentals, Inc.*                                                                                   54,704
                                                                                                                             123,575
Retail - Building Products - 0.2%
             3,100    Home Depot, Inc.                                                                                        97,681
Retail - Consumer Electronics - 0.1%
             2,600    RadioShack Corp.                                                                                        53,612
Retail - Discount - 0.4%
               700    BJ's Wholesale Club, Inc.*                                                                              25,116
               300    Costco Wholesale Corp.                                                                                  20,178
             4,700    Wal-Mart Stores, Inc.                                                                                  212,487
                                                                                                                             257,781
Retail - Drug Store - 0%
               400    CVS/Caremark Corp.                                                                                      16,708
Retail - Major Department Stores - 0.1%
               800    Saks, Inc.*                                                                                             16,928
               400    Sears Holdings Corp.*                                                                                   53,916
                                                                                                                              70,844
Retail - Regional Department Stores - 0%
               100    Dillard's, Inc. - Class A                                                                                2,303
               300    Macy's, Inc.                                                                                             9,609
                                                                                                                              11,912
Retail - Restaurants - 0.7%
             6,900    McDonald's Corp.                                                                                       411,930
Savings/Loan/Thrifts - 0.1%
             1,000    New York Community Bancorp, Inc.                                                                        18,610
             1,000    Sovereign Bancorp, Inc.                                                                                 14,430
               500    Washington Mutual, Inc.                                                                                 13,940
                                                                                                                              46,980
Semiconductor Equipment - 0%
               800    Novellus Systems, Inc.*                                                                                 22,728
Steel - Producers - 0.8%
             2,400    Nucor Corp.                                                                                            148,848
             1,100    Reliance Steel & Aluminum Co.                                                                           64,185
             2,200    Steel Dynamics, Inc.                                                                                   117,084
             1,000    United States Steel Corp.                                                                              107,900
                                                                                                                             438,017
Super-Regional Banks - 7.1%
            38,300    Bank of America Corp.                                                                                1,849,125
               500    Comerica, Inc.                                                                                          23,340
               400    KeyCorp                                                                                                 11,380
               500    National City Corp.                                                                                     12,125
             1,883    PNC Bank Corp.                                                                                         135,877
             1,700    SunTrust Banks, Inc.                                                                                   123,420
            17,300    U.S. Bancorp                                                                                           573,668
            12,984    Wachovia Corp.                                                                                         593,758
            20,400    Wells Fargo & Co.                                                                                      693,804
                                                                                                                           4,016,497
Telecommunication Equipment - 0%
             1,100    ADC Telecommunications, Inc.*                                                                           20,570
Telecommunication Services - 0.2%
             1,925    Embarq Corp.                                                                                           101,871
Telephone - Integrated - 7.4%
            56,910    AT&T, Inc.                                                                                           2,378,269
             4,000    CenturyTel, Inc.                                                                                       176,200
             8,600    Citizens Communications Co.                                                                            113,176
            11,700    Sprint Nextel Corp.                                                                                    200,070
             2,400    Telephone and Data Systems, Inc.                                                                       167,520
            22,244    Verizon Communications, Inc.                                                                         1,024,781
            10,037    Windstream Corp.                                                                                       134,998
                                                                                                                           4,195,014
Television - 0.1%
             1,600    CBS Corp. - Class B                                                                                     45,920
               100    Central European Media Enterprises, Ltd.*                                                               11,475
                                                                                                                              57,395
Textile-Home Furnishings - 0.2%
             1,500    Mohawk Industries, Inc.*                                                                               128,010
Tobacco - 1.9%
             4,800    Altria Group, Inc.                                                                                     350,064
             2,300    Loews Corp. - Carolina Group                                                                           197,294
             5,500    Reynolds American, Inc.                                                                                354,365
             3,200    UST, Inc.                                                                                              170,624
                                                                                                                           1,072,347
Tools - Hand Held - 0.1%
             1,700    Snap-On, Inc.                                                                                           84,847
Toys - 0.8%
             5,800    Hasbro, Inc.                                                                                           173,130
            14,100    Mattel, Inc.                                                                                           294,549
                                                                                                                             467,679
Transportation - Marine - 0.2%
               800    Alexander & Baldwin, Inc.                                                                               41,904
               200    Overseas Shipholding Group, Inc.                                                                        14,880
               400    Teekay Shipping Corp. (U.S. Shares)                                                                     22,380
             1,000    Tidewater, Inc.                                                                                         54,670
                                                                                                                             133,834
Transportation - Railroad - 0.8%
               800    Burlington Northern Santa Fe Corp.                                                                      69,720
             3,300    CSX Corp.                                                                                              147,741
               400    Kansas City Southern*                                                                                   15,476
               200    Norfolk Southern Corp.                                                                                  10,330
             1,800    Union Pacific Corp.                                                                                    230,472
                                                                                                                             473,739
Transportation - Services - 0.1%
               200    FedEx Corp.                                                                                             20,668
               800    Ryder System, Inc.                                                                                      38,280
                                                                                                                              58,948
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $52,013,922)                                                                                     56,059,388
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.5%
           785,107    Janus Institutional Cash Management Fund - Institutional Shares, 5.15%                                 785,107
            92,150    Janus Institutional Money Market Fund - Institutional Shares, 5.10%                                     92,150
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $877,257)                                                                                          877,257
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.3%
           171,500    Allianz Dresdner Daily Asset Fund (cost $171,500) +                                                    171,500
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $53,062,679) - 100%                                                                       $ 57,108,145
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                     $          658,709              1.1%
Canada                                                  63,492              0.1%
Cayman Islands                                         247,029              0.5%
Liberia                                                 51,456              0.1%
Marshall Islands                                        22,380              0.0%
Panama                                                 119,950              0.2%
United States ++                                    55,945,129             98.0%
--------------------------------------------------------------------------------
                      Total                 $       57,108,145            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (96.2% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser International Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                            Value
-----------------------------------------------------------------------------------------------
Common Stock - 95.2%
Aerospace and Defense - 2.4%
            75,335    BAE Systems PLC                                              $    782,635
Agricultural Chemicals - 5.8%
             8,280    Potash Corporation of Saskatchewan, Inc.                        1,031,054
             3,642    Syngenta A.G.                                                     879,622
                                                                                      1,910,676
Agricultural Operations - 2.5%
             4,940    Bunge, Ltd.                                                       569,039
           270,000    Chaoda Modern Agriculture Holdings, Ltd.                          245,955
                                                                                        814,994
Apparel Manufacturers - 3.8%
            73,600    Esprit Holdings, Ltd.                                           1,251,574
Beverages - Wine and Spirits - 0.9%
            36,700    C&C Group PLC                                                     293,590
Brewery - 3.1%
            10,845    InBev N.V.                                                      1,025,146
Building Products - Air and Heating - 2.3%
            14,800    Daikin Industries, Ltd.                                           743,220
Chemicals - Diversified - 2.0%
             3,131    K+S A.G.                                                          656,847
Commercial Banks - 8.0%
            16,215    Anglo Irish Bank Corporation PLC                                  273,778
             9,955    Banco Popolare S.P.A.*                                            239,687
             4,810    Erste Bank der Oesterreichischen Sparkassen A.G.                  392,547
            41,000    Fukuoka Financial Group, Inc.                                     263,592
             7,508    Julius Baer Holding, Ltd.                                         653,724
            13,543    Standard Chartered PLC                                            527,831
            33,510    UniCredito Italiano S.P.A.                                        288,115
                                                                                      2,639,274
Commercial Services - 1.4%
            46,600    Park24 Company, Ltd.                                              461,837
Computers - Peripheral Equipment - 1.8%
            16,860    Logitech International S.A.*                                      586,118
Consulting Services - 1.5%
             8,522    Bereau Veritas S.A.*                                              493,482
Cosmetics and Toiletries - 2.5%
             3,647    LG Household & Health Care, Ltd.                                  812,916
Dialysis Centers - 1.0%
             5,983    Fresenius Medical Care A.G. & Co.                                 314,564
Distribution/Wholesale - 2.6%
           182,000    Li & Fung, Ltd.                                                   861,760
Diversified Minerals - 1.0%
             8,995    Companhia Vale do Rio Doce (ADR)                                  338,932
Electric - Distribution - 1.2%
            35,865    Equatorial Energia S.A.                                           402,232
Electronic Components - Semiconductors - 2.0%
           109,740    ARM Holdings PLC                                                  340,121
               490    Samsung Electronics Company, Ltd.                                 304,327
                                                                                        644,448
Electronic Measuring Instruments - 1.5%
             2,200    Keyence Corp.                                                     506,677
Engineering - Research and Development Services - 1.5%
            16,845    ABB, Ltd.                                                         509,465
Enterprise Software/Services - 1.2%
             7,355    SAP A.G.                                                          400,827
Extended Service Contracts - 1.9%
            16,261    Homeserve PLC                                                     613,092
Finance - Investment Bankers/Brokers - 0.9%
             5,594    UBS A.G.                                                          300,311
Finance - Other Services - 3.1%
            27,900    Bovespa Holding S.A.*                                             524,193
            58,230    IG Group Holdings PLC                                             505,202
                                                                                      1,029,395
Food - Diversified - 2.6%
           123,000    FU JI Food & Catering Services                                    311,419
             1,195    Nestle S.A.                                                       552,540
                                                                                        863,959
Food - Retail - 2.2%
            69,840    Tesco PLC                                                         710,384
Gambling - Non-Hotel - 1.6%
            12,655    OPAP S.A.                                                         517,341
Internet Content - Entertainment - 1.3%
             9,059    Meetic*                                                           412,113
Investment Companies - 0.8%
            83,944    Macquarie Infrastructure Group                                    249,070
Medical - Drugs - 3.5%
             5,690    Novartis A.G.                                                     303,218
             4,095    Roche Holding A.G.                                                700,190
             2,600    Takeda Pharmaceutical Company, Ltd.                               162,304
                                                                                      1,165,712
Medical Products - 1.4%
             1,595    Nobel Biocare Holding A.G.                                        466,006
Metal - Diversified - 1.3%
             4,540    Rio Tinto PLC                                                     424,973
Multimedia - 1.2%
            20,951    Publishing & Broadcasting, Ltd.                                   409,289
Oil Companies - Exploration and Production - 1.1%
             3,205    Niko Resources, Ltd.                                              359,052
Oil Field Machinery and Equipment - 1.1%
            18,363    Wellstream Holdings PLC*                                          353,833
Real Estate Management/Services - 3.3%
            17,700    AEON Mall Company, Ltd.                                           458,758
             7,200    Daito Trust Construction Company, Ltd.                            333,552
            10,000    Mitsubishi Estate Company, Ltd.                                   298,835
                                                                                      1,091,145
Real Estate Operating/Development - 5.8%
           101,000    CapitaLand, Ltd.                                                  568,681
           154,000    Hang Lung Properties, Ltd.                                        756,905
            39,110    LPS Brasil - Consultoria de Imoveis S.A.                          574,283
                                                                                      1,899,869
Retail - Apparel and Shoe - 3.3%
            14,438    Industria de Diseno Textil S.A.                                 1,078,865
Retail - Consumer Electronics - 3.0%
             9,690    Yamada Denki Company, Ltd.                                        997,499
Retail - Major Department Stores - 1.0%
            10,169    Arcandor A.G.*                                                    326,284
Soap and Cleaning Preparations - 1.7%
             9,429    Reckitt Benckiser PLC                                             547,862
Sugar - 0.9%
            23,767    Cosan Limited*                                                    301,841
Telecommunication Equipment - 1.3%
           145,730    Telefonaktiebolaget L.M. Ericsson - Class B                       437,953
Telecommunication Services - 0.9%
             8,140    Amdocs, Ltd. (U.S. Shares)*                                       280,016
-----------------------------------------------------------------------------------------------
Total Common Stock (cost $27,482,558)                                                31,287,078
-----------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Electronic Components - Semiconductors - 0.5%
               344    Samsung Electronics Company, Ltd. (cost $187,694)                 165,301
-----------------------------------------------------------------------------------------------
Money Market - 4.3%
         1,412,718    Janus Institutional Cash Management Fund - Institutional
                      Shares, 5.15% (cost $1,412,718)                                 1,412,718
-----------------------------------------------------------------------------------------------
Total Investments (total cost $29,082,970) - 100%                                  $ 32,865,097
===============================================================================================

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                        $     658,359              2.0%
Austria                                                392,547              1.2%
Belgium                                              1,025,146              3.1%
Bermuda                                              2,682,373              8.2%
Brazil                                               2,141,481              6.5%
Canada                                               1,390,106              4.2%
Cayman Islands                                         557,374              1.7%
France                                                 905,595              2.7%
Germany                                              1,698,522              5.2%
Greece                                                 517,341              1.6%
Hong Kong                                              756,905              2.3%
Ireland                                                567,368              1.7%
Italy                                                  527,802              1.6%
Japan                                                4,226,274             12.9%
Singapore                                              568,681              1.7%
South Korea                                          1,282,544              3.9%
Spain                                                1,078,865              3.3%
Sweden                                                 437,953              1.3%
Switzerland                                          4,951,194             15.1%
United Kingdom                                       5,085,949             15.5%
United States ++                                     1,412,718              4.3%
--------------------------------------------------------------------------------
Total                                            $  32,865,097            100.0%
================================================================================

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                     Value
-----------------------------------------------------------------------------------------------
Common Stock - 93.7%
Aerospace and Defense - 2.2%
         1,093,980    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)      $    5,335,3405
Agricultural Chemicals - 2.6%
           493,727    Potash Corporation of Saskatchewan, Inc.                       61,480,618
         1,434,000    Sinochem Hong Kong Holdings, Ltd.                               1,349,449
                                                                                     62,830,067
Agricultural Operations - 4.0%
             5,000    BrasilAgro - Companhia Brasileira de Propriedades
                      Agricolas*                                                      3,381,894
           523,425    Bunge, Ltd.#                                                   60,293,326
        26,406,317    Chaoda Modern Agriculture Holdings, Ltd.                       24,054,714
         6,108,279    China Green Holdings, Ltd.                                      6,871,470
                                                                                     94,601,404
Apparel Manufacturers - 2.1%
         2,987,700    Esprit Holdings, Ltd.                                          50,806,090
Applications Software - 0.3%
           172,474    Infosys Technologies, Ltd.                                      8,146,667
Audio and Video Products - 2.2%
         1,048,800    Sony Corp.                                                     51,823,945
Batteries and Battery Systems - 0.5%
         1,222,500    BYD Company, Ltd.                                              11,524,771
Beverages - Wine and Spirits - 1.1%
         3,158,266    C&C Group PLC                                                  25,265,252
Broadcast Services and Programming - 0.2
           206,336    Grupo Televisa S.A. (ADR)                                       5,127,450
Building - Residential and Commercial - 1.5%
           492,875    Gafisa S.A.                                                     8,810,091
           778,000    MRV Engenharia e Participacoes S.A.*                           16,191,467
           288,635    Rossi Residencial S.A.                                          9,744,643
                                                                                     34,746,201
Casino Hotels - 0.3
           511,430    Melco PBL Entertainment (Macau),
                      Ltd. (ADR)*,#                                                   8,131,737
Chemicals - Diversified - 2.0%
           223,163    K+S A.G.                                                       46,816,950
Commercial Banks - 1.6%
           237,302    Anglo Irish Bank Corporation PLC                                4,006,662
           353,920    Banca Generali S.P.A.                                           4,381,921
            47,150    Banco Compartamos S.A.*                                           247,692
         3,587,800    Banco de Oro                                                    5,215,355
            68,210    Banco de Oro-EPCI, Inc. (GDR)                                   1,982,127
           173,170    Banco Macro Bansud S.A. (ADR)                                   4,788,151
           137,340    Julius Baer Holding, Ltd.                                      11,958,265
           389,460    Punjab National Bank, Ltd.                                      5,213,800
                                                                                     37,793,973
Commercial Services - 0.4%
         1,036,400    Park24 Company, Ltd.#                                          10,271,415
Computers - 0.4%
           745,200    Foxconn Technology Company, Ltd.                                9,133,777
Computers - Peripheral Equipment - 0.5%
           361,733    Logitech International S.A.*                                   12,575,227
Cosmetics and Toiletries - 0.9%
            93,400    LG Household & Health Care, Ltd.                               20,818,864
Dental Supplies and Equipment - 0.3%
           151,925    Osstem Implant Company, Ltd.*                                   7,050,560
Distribution/Wholesale - 5.0%
        24,967,980    Li & Fung, Ltd.                                               118,222,008
Diversified Financial Services - 0.2%
            88,618    Reliance Capital, Ltd.                                          4,810,214
Diversified Operations - 1.47%
           795,587    Max India, Ltd.*                                                5,328,426
        12,107,445    Melco International Development, Ltd.                          23,108,881
        12,613,062    Polytec Asset Holdings, Ltd.                                    3,958,383
                                                                                     32,395,690
Electric - Distribution - 0.2%
           498,705    Equatorial Energia S.A.                                         5,593,061
Electric Products - Miscellaneous - 3.5%
         5,328,000    Sharp Corp.                                                    83,893,188
Electronic Components - Semiconductors - 7.9%
        15,960,029    ARM Holdings PLC                                               49,465,545
            27,090    Oerlikon-Buehrle Holding A.G.*                                 12,935,895
           197,863    Samsung Electronics Company, Ltd.                             122,887,734
           170,393    Silicon-On-Insulator Technologies (SOITEC)*                     3,261,083
                                                                                    188,550,257
Energy - Alternate Sources - 1.0
            39,060    SunPower Corp. - Class A*,#                                     4,939,528
           337,555    Suntech Power Holdings Company, Ltd. (ADR)*,#                  19,878,614
                                                                                     24,818,142
Finance - Investment Bankers/Brokers - 1.4%
         1,870,700    Nomura Holdings, Inc.                                          33,334,080
Finance - Mortgage Loan Banker - 0.9%
           290,502    Housing Development Finance Corporation, Ltd.                  20,609,349
Finance - Other Services - 1.3%
         3,675,331    IG Group Holdings PLC                                          31,887,051
Gambling - Non-Hotel - 0.1%
           216,295    Great Canadian Gaming Corp.*                                    3,206,406
Hotels and Motels - 0.2%
           668,500    Kingdom Hotel Investments (ADR)*                                5,418,180
Insurance Brokers - 0.1%
           216,702    Eurodekania, Ltd.*, @, ss.                                      3,138,698
Internet Connectivity Services - 0.4%
           145,795    NDS Group PLC (ADR)*                                            8,689,382
Internet Content-Entertainment - 0%
            12,235    Meetic*                                                           556,596
Investment Companies - 1.4%
           633,830    Bradespar S.A.                                                 19,969,785
         1,418,354    SM Investments Corp.                                           12,466,150
                                                                                     32,435,935
Investment Management and Advisory Services - 0.4%
           944,125    Bluebay Asset Management                                        9,047,509
Life and Health Insurance - 0.2%
             1,071    Sony Financial Holdings, Inc.*                                  3,853,186
Medical - Biomedical and Genetic - 0.2%
            75,070    Celgene Corp.*                                                  4,954,620
Multimedia - 2.7%
         3,269,566    Publishing & Broadcasting, Ltd.                                63,872,705
Oil and Gas Drilling - 2.0%
         1,721,040    Nabors Industries, Ltd.*                                       48,326,803
Oil Companies - Exploration and Production - 1.9%
           400,711    Niko Resources, Ltd.                                           44,891,173
Oil Companies - Integrated - 0.4%
            93,045    Lukoil (ADR)                                                    8,515,751
Oil Field Machinery and Equipment - 0.8%
         1,042,582    Wellstream Holdings PLC*                                       20,089,305
Oil Refining and Marketing - 5.0%
           100,665    Petroplus Holdings A.G.*                                        8,744,408
         1,536,096    Reliance Industries, Ltd.                                     109,033,885
                                                                                    117,778,293
Public Thoroughfares - 1.9%
         2,002,298    Companhia de Concessoes Rodoviarias                            37,029,433
           404,400    Obrascon Huarte Lain Brasil S.A.                                7,247,312
                                                                                     44,276,745
Real Estate Management/Services - 3.4%
           148,300    Daito Trust Construction Company, Ltd.                          6,870,241
           471,178    IVG Immobilien A.G.                                            21,412,824
            93,460    Jones Lang LaSalle, Inc.                                        8,909,542
         1,021,000    Mitsubishi Estate Company, Ltd.                                30,511,091
            46,976    Orco Property Group                                             7,434,501
           475,450    Sao Carlos Empreendimentos e Participacoes S.A.*                5,717,054
                                                                                     80,855,253
Real Estate Operating/Development - 9.7%
           580,155    Ablon Group*                                                    2,960,896
        18,649,680    Ayala Land, Inc.                                                6,495,029
           761,795    Brascan Residential Properties S.A.                             6,077,449
         1,646,000    CapitaLand, Ltd.                                                9,267,809
        26,692,000    China Overseas Land & Investment, Ltd.                         63,956,014
         3,956,855    Cyrela Brazil Realty S.A.                                      68,852,661
           533,211    Cyrela Commercial Properties SA Empreendimentos e
                      Participacoes*                                                  4,223,026
        10,960,000    Hang Lung Properties, Ltd.                                     53,868,077
           153,580    Iguatemi Empresa de Shopping Centers S.A.                       2,619,153
           536,735    PDG Realty S.A. Empreendimentos e Participacoes                 8,222,614
           250,345    Rodobens Negocios Imobiliarios S.A.                             3,183,946
                                                                                    229,726,674
Recreational Centers - 0.6%
         1,104,242    Orascom Hotels & Development*                                  14,429,214
Retail - Major Department Stores - 2.5%
         1,832,949    Arcandor A.G.*                                                 58,812,303
Semiconductor Components/Integrated Circuits - 4.1%
           875,125    Actions Semiconductor Company, Ltd. (ADR)*                      4,375,625
           456,980    Marvell Technology Group, Ltd.*,                                8,239,349
        41,625,129    Taiwan Semiconductor Manufacturing Company, Ltd.               83,092,467
           283,800    Vimicro International Corp. (ADR)*                              1,438,866
                                                                                     97,146,307
Semiconductor Equipment - 2.0%
         1,082,211    ASML Holding N.V.*                                             37,867,204
           188,200    KLA-Tencor Corp.                                                9,908,730
                                                                                     47,775,934
Sugar - 2.9%
           855,654    Bajaj Hindusthan, Ltd.                                          4,024,509
           139,900    Bajaj Hindusthan, Ltd. (GDR) (144A)                               657,863
         1,843,537    Balrampur Chini Mills, Ltd.                                     3,781,836
         3,811,890    Cosan Limited*                                                 48,411,003
           687,000    Cosan S.A. Industria e Comercio                                10,810,579
            63,958    Shree Renuka Sugars, Ltd.                                       1,274,162
                                                                                     68,959,952
Telecommunication Services - 2.7%
         1,197,665    Amdocs, Ltd. (U.S. Shares)*                                    41,199,676
         1,132,453    Reliance Communications, Ltd.                                  22,602,247
                                                                                     63,801,923
Telephone - Integrated - 0.2%
           189,525    GVT Holdings S.A.*                                              4,119,632
Transportation - Marine - 0.1%
           125,300    Star Asia Financial, Ltd. @,ss.                                 1,378,300
Wireless Equipment - 1.8%
        14,469,540    Telefonaktiebolaget L.M. Ericsson - Class B                    43,484,388
-----------------------------------------------------------------------------------------------
Total Common Stock (cost $1,583,163,103)                                          2,224,471,962
-----------------------------------------------------------------------------------------------
Rights - 0%
           407,500    BYD Electric Company, Ltd. (Rights) @ (cost $0)                         0
-----------------------------------------------------------------------------------------------
Money Markets - 4.3%
        68,346,886    Janus Institutional Cash Management Fund - Institutional
                      Shares, 5.15%                                                  68,346,886
        34,127,200    Janus Institutional Money Market Fund -
                      Institutional Shares, 5.10%                                    34,127,200
-----------------------------------------------------------------------------------------------
Total Money Markets (cost $102,474,086)                                             102,474,086
-----------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.4%
           434,098     ishares MSCI Emerging Market Index
                         expires April 2008
                         exercise price $149.20                                       3,850,904

             4,154     ishares MSCI Emerging Market Index
                         expires April 2008
                         exercise price $157.69                                       6,060,686
-----------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $12,156,368)                            9,911,590
-----------------------------------------------------------------------------------------------
Other Securities - 1.6%
        37,007,150    Alianz Dresdner Daily Asset Fund+ (cost $37,007,150)           37,007,150
-----------------------------------------------------------------------------------------------
Total Investments (total cost $1,734,800,707) - 100%                            $ 2,373,864,788
-----------------------------------------------------------------------------------------------

               Geographic Summary of Investments- (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Argentina                                            4,788,151              0.2%
Australia                                           63,872,705              2.7%
Bermuda                                            294,108,495             12.4%
Brazil                                             323,558,208             13.6%
Canada                                             109,578,197              4.5%
Cayman Islands                                      59,124,382              2.4%
China                                               11,524,771              0.5%
Egypt                                               14,429,214              0.6%
France                                               3,817,679              0.1%
Germany                                            127,042,077              5.4%
Hong Kong                                          149,064,709              6.4%
Hungary                                              2,960,896              0.1%
India                                              185,482,958              7.8%
Ireland                                             29,271,914              1.3%
Italy                                                4,381,921              0.2%
Japan                                              220,557,146              9.3%
Luxembourg                                           7,434,501              0.3%
Mexico                                               5,375,142              0.2%
Netherlands                                         37,867,204              1.6%
Philippines                                         26,158,661              1.1%
Russia                                               8,515,751              0.4%
Singapore                                            9,267,809              0.4%
South Korea                                        150,757,158              6.4%
Sweden                                              43,484,388              1.8%
Switzerland                                         46,213,795              1.9%
Taiwan                                              92,226,244              4.0%
United Kingdom                                     163,517,166              6.8%
United States++                                    179,483,546              7.6%
--------------------------------------------------------------------------------
                      Total                   $  2,373,864,788            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (1.7% excluding Short-Term Securities and Other Securities

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR          American Depositary Receipt

GDR          Global Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

@     Schedule of Fair Valued Securities (as of October 31, 2007)

                                                                    Value as a %
                                                                   of Investment
                                                      Value           Securities
--------------------------------------------------------------------------------
BYD Electric Company, Ltd. (Rights)             $          0                0.0%
Eurodekania, Ltd.                                  3,138,698                0.1%
Star Asia Financial, Ltd.                          1,378,300                0.1%
--------------------------------------------------------------------------------
                                                $  4,516,998                0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                                Value as a %
                                                  Acquisition          Acquisition                               Investment
                                                     Date                  Cost                 Value            Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Eurodekania, Ltd.@                                  3/8/07            $  2,841,329          $   3,138,698                0.1%
Polytec Asset Holdings, Ltd.                        5/5/06               3,254,984              3,958,383                0.2%
Star Asia Financial, Ltd.@                     2/22/07- 6/22/07          1,305,608              1,378,300                0.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                      $  7,401,921          $   8,475,381                0.4%

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                           Value
-----------------------------------------------------------------------------------------------
Common Stock - 93.4%
Aerospace and Defense - 3.9%
           119,415    BAE Systems PLC**                                         $     1,240,571
            61,350    Boeing Co.                                                      6,048,496
            21,540    Lockheed Martin Corp.                                           2,370,262
                                                                                      9,659,329
Agricultural Chemicals - 4.0%
            52,420    Monsanto Co.                                                    5,117,764
            19,422    Syngenta A.G.                                                   4,690,835
                                                                                      9,808,599
Agricultural Operations - 0.8%
            52,525    Archer-Daniels-Midland Co.                                      1,879,345
Apparel Manufacturers - 0.9%
           137,200    Esprit Holdings, Ltd.                                           2,333,098
Audio and Video Products - 0.6%
            28,085    Sony Corp.**                                                    1,387,753
Beverages - Non-Alcoholic - 0.6%
            24,810    Coca-Cola Co.                                                   1,532,266
Brewery - 0.5%
            12,867    InBev N.V.**                                                    1,216,279
Building - Residential and Commercial - 0.2%
             1,255    NVR, Inc.*                                                        597,066
Casino Hotels - 0.5%
            13,620    Harrah's Entertainment, Inc.                                    1,201,965
               640    Melco PBL Entertainment (Macau), Ltd. (ADR)*                       10,176
                                                                                      1,212,141
Cellular Telecommunications - 1.0%
            39,730    America Movil S.A. de C.V. - Series L (ADR)                     2,597,945
Chemicals - Diversified - 1.0%
             5,568    K+S A.G.**                                                      1,168,100
            20,700    Shin-Etsu Chemical Company, Ltd.**                              1,326,138
                                                                                      2,494,238
Commercial Services - Finance - 1.0%
            16,040    Moody's Corp.                                                     701,269
            81,200    Western Union Co.                                               1,789,648
                                                                                      2,490,917
Computers - 5.1%
            31,290    Apple, Inc.*                                                    5,943,535
            65,475    Hewlett-Packard Co.                                             3,383,748
            25,320    Research In Motion, Ltd. (U.S. Shares)*                         3,152,593
                                                                                     12,479,876
Computers - Memory Devices - 1.7%
           165,970    EMC Corp.*                                                      4,213,978
Containers - Metal and Glass - 0.6%
            31,630    Ball Corp.**                                                    1,568,215
Cosmetics and Toiletries - 3.3%
            59,210    Avon Products, Inc.                                             2,426,426
            82,854    Procter & Gamble Co.                                            5,760,010
                                                                                      8,186,436
Data Processing and Management - 0.6%
            33,835    Paychex, Inc.                                                   1,413,626
Diversified Operations - 2.7%
           163,520    General Electric Co.                                            6,730,483
E-Commerce/Services - 1.1%
            32,917    eBay, Inc.*                                                     1,188,304
            72,870    Liberty Media Corp. - Interactive*                              1,547,030
                                                                                      2,735,334
Electric Products - Miscellaneous - 0.7%
            34,035    Emerson Electric Co.                                            1,779,009
Electronic Components - Semiconductors - 2.0%
           151,990    Texas Instruments, Inc.                                         4,954,874
Electronic Forms - 0%
             2,215    Adobe Systems, Inc.*                                              106,099
Enterprise Software/Services - 1.2%
           133,340    Oracle Corp.*                                                   2,956,148
Entertainment Software - 1.5%
            62,620    Electronic Arts, Inc.*                                          3,827,334
Finance - Consumer Loans - 0.5%
            26,555    SLM Corp.                                                       1,252,334
Finance - Credit Card - 1.0%
            39,760    American Express Co.                                            2,423,372
Finance - Investment Bankers/Brokers - 4.9%
           142,465    JP Morgan Chase & Co.                                           6,695,854
            15,255    Merrill Lynch & Company, Inc.                                   1,007,135
            35,136    UBS A.G.                                                        1,886,259
            47,745    UBS A.G. (U.S. Shares)                                          2,563,429
                                                                                     12,152,677
Finance - Mortgage Loan Banker - 1.2%
            53,080    Fannie Mae                                                      3,027,683
Finance - Other Services - 1.1%
             3,920    CME Group, Inc.                                                 2,611,700
Food - Retail - 0.7%
            68,666    Tesco PLC**                                                       698,442
            21,480    Whole Foods Market, Inc.#                                       1,064,120
                                                                                      1,762,562
Forestry - 0.2%
             6,820    Weyerhaeuser Co.                                                  517,706
Independent Power Producer - 2.8%
           153,095    NRG Energy, Inc.*                                               6,990,318
Investment Management and Advisory Services - 1.0%
            37,250    Blackstone Group L.P.*, #                                         947,268
            21,990    T. Rowe Price Group, Inc.                                       1,412,637
                                                                                      2,359,905
Medical - Biomedical and Genetic - 2.3%
            55,375    Celgene Corp.*                                                  3,654,750
             8,100    Genentech, Inc.*                                                  600,453
            20,570    Genzyme Corp.*,**                                               1,562,703
                                                                                      5,817,906
Medical - Drugs - 4.4%
            74,310    Merck & Company, Inc.                                           4,329,301
            38,876    Roche Holding A.G.                                              6,647,271
                                                                                     10,976,572
Medical - HMO - 2.0%
            80,832    Coventry Health Care, Inc.*                                     4,874,978
Metal Processors and Fabricators - 1.9%
            32,155    Precision Castparts Corp.**                                     4,817,141
Multi-Line Insurance - 1.1%
            42,865    American International Group, Inc.                              2,705,639
Multimedia - 2.0%
           142,600    News Corporation, Inc. - Class A                                3,090,142
            98,784    Publishing & Broadcasting, Ltd.                                 1,929,798
                                                                                      5,019,940
Networking Products - 0.7%
            49,544    Cisco Systems, Inc.*                                            1,637,925
Oil Companies - Exploration and Production - 1.1%
            13,860    Apache Corp.                                                    1,438,807
            19,160    EnCana Corp. (U.S. Shares)                                      1,335,452
                                                                                      2,774,259
Oil Companies - Integrated - 3.6%
            78,785    Exxon Mobil Corp.                                               7,247,432
            22,520    Hess Corp.                                                      1,612,657
                                                                                      8,860,089
Oil Refining and Marketing - 0.6%
            19,730    Valero Energy Corp.**                                           1,389,584
Optical Supplies - 0.6%
             9,940    Alcon, Inc. (U.S. Shares)                                       1,512,967
Real Estate Operating/Development - 0.7%
           352,000    Hang Lung Properties, Ltd.                                      1,730,070
Reinsurance - 1.0%
               584    Berkshire Hathaway, Inc. - Class B*                             2,577,776
Retail - Apparel and Shoe - 2.6%
            36,916    Industria de Diseno Textil S.A.**                               2,758,511
            96,035    Nordstrom, Inc.                                                 3,787,620
                                                                                      6,546,131
Retail - Consumer Electronics - 0.4%
             9,120    Yamada Denki Company, Ltd.**                                      938,823
Retail - Drug Store - 2.2%
           132,182    CVS/Caremark Corp.                                              5,521,242
Retail - Office Supplies - 1.1%
           117,060    Staples, Inc.                                                   2,732,180
Savings/Loan/Thrifts - 0.4%
            76,340    NewAlliance Bancshares, Inc.                                    1,067,997
Seismic Data Collection - 0.3%
            40,180    Electromagnetic GeoServices A.S.*                                 642,833
Semiconductor Components/Integrated Circuits - 0.4%
            51,525    Marvell Technology Group, Ltd.*                                   928,996
Semiconductor Equipment - 0.9%
            40,900    KLA-Tencor Corp.                                                2,153,385
Soap and Cleaning Preparations - 1.2%
            50,339    Reckitt Benckiser PLC**                                         2,924,895
Software Tools - 0.3%
             6,835    VMware, Inc.*                                                     853,213
Telecommunication Equipment - Fiber Optics - 1.1%
           111,315    Corning, Inc.                                                   2,701,615
Telecommunication Services - 0.9%
            62,745    NeuStar, Inc. - Class A*                                        2,145,879
Therapeutics - 1.2%
            21,455    Amylin Pharmaceuticals, Inc.*, #                                  965,904
            45,660    Gilead Sciences, Inc.*                                          2,109,036
                                                                                      3,074,940
Tobacco - 0.6%
            19,380    Altria Group, Inc.                                              1,413,383
Transportation - Railroad - 1.3%
            35,495    Canadian National Railway Co. (U.S. Shares)                     1,987,365
            10,390    Union Pacific Corp.                                             1,330,336
                                                                                      3,317,701
Transportation - Services - 1.0%
            50,145    C.H. Robinson Worldwide, Inc.                                   2,503,238
Web Portals/Internet Service Providers - 3.4%
             5,730    Google, Inc. - Class A*                                         4,051,110
           137,710    Yahoo!, Inc.*                                                   4,282,781
                                                                                      8,333,891
Wireless Equipment - 3.2%
            66,380    Crown Castle International Corp.*                               2,726,227
            46,460    Nokia Oyj (ADR)**                                               1,845,391
            81,260    QUALCOMM, Inc.                                                  3,472,240
                                                                                      8,043,858
-----------------------------------------------------------------------------------------------
Total Common Stock (cost $169,009,883)                                              231,797,691
-----------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Electric - Integrated - 0.3%
   $       250,000    Energy Future Holdings, 10.875%, company guaranteed
                      notes, due 11/1/17 (144A)                                         252,813
           430,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes,
                      due 11/1/15 (144A)                                                432,150
-----------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $680,000)                                                   684,963
-----------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
            22,490    Morgan Stanley Co., convertible, (Arch Coal, Inc.),
                      12.00% a,ss.  (cost $946,154)                                     993,383
-----------------------------------------------------------------------------------------------
Money Markets - 5.2%
        11,440,146    Janus Institutional Cash Management Fund - Institutional
                      Shares, 5.15%                                                  11,440,146
         1,460,400    Janus Institutional Money Market Fund - Institutional
                      Shares, 5.10%                                                   1,460,400
-----------------------------------------------------------------------------------------------
Total Money Markets (cost $12,900,546)                                               12,900,546
-----------------------------------------------------------------------------------------------
Other Securities - 0.6%
         1,511,275    Allianz Dresdner Daily Asset Fund + (cost $1,511,275)           1,511,275
-----------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bills - 0.1%
$           22,000    U.S. Treasury Bill, 4.61%, due 11/23/07**                          21,949
           120,000    U.S. Treasury Bill, 4.04%, due 1/24/08**                          118,934
-----------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bills (cost $140,772)                                    140,883

-----------------------------------------------------------------------------------------------
Total Investments (total cost $185,188,630) - 100%                              $   248,028,741
-----------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $    1,929,798              0.8%
Belgium                                              1,216,279              0.5%
Bermuda                                              3,262,094              1.3%
Canada                                               6,475,410              2.6%
Finland                                              1,845,391              0.7%
Germany                                              1,168,100              0.5%
Hong Kong                                            1,740,246              0.7%
Japan                                                3,652,714              1.5%
Mexico                                               2,597,945              1.0%
Norway                                                 642,833              0.3%
Spain                                                2,758,511              1.1%
Switzerland                                         17,300,761              7.0%
United Kingdom                                       4,863,908              2.0%
United States ++                                   198,574,751             80.0%
--------------------------------------------------------------------------------
Total                                           $  248,028,741            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (74.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of October 31, 2007 (unaudited)
Currency Sold and                  Currency        Currency         Unrealized
Settlement Date                   Units Sold     Value in $U.S.     Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 5/14/08                695,000       $ 1,435,071      $   (30,090)
Euro 11/29/07                      1,110,000         1,608,505         (103,534)
Euro 4/16/08                         175,000           253,810           (5,226)
Japanese Yen 4/16/08              48,000,000           423,780           (7,688)
-------------------------------------------------------------------------------
Total                                              $ 3,721,166      $  (146,538)

Schedule of Written Options - Calls
       Ball Corp.
          expires November 2007
          33 contracts
          exercise price $60.00                                        $   (165)

       Ball Corp.
          expires January 2008
          27 contracts
          exercise price $60.00                                            (675)

       Genzyme Corp.
          expires January 2008
          28 contracts
          exercise price $85.00                                          (2,520)

       Genzyme Corp
          expires January 2008
          21 contracts
          exercise price $90.00                                            (735)

       Precision Castparts Corp.
          expires December 2007
          14 contracts
          exercise price $180.00                                         (1,050)

       Precision Castparts Corp
          expires December 2007
          14 contracts
          exercise price $185 00                                           (980)

       Valero Energy Corp
          expires January 2008
          34 contracts
          exercise price $100 00                                           (170)

Total Written Options - Calls
          (Premiums received $18,629)                                  $ (6,295)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Schedule of Written Options - Puts

       NewAlliance Bancshares, Inc.
          expires November 2007
          16 contracts
          exercise price $12.50                                        $   (160)

       Nordstrom, Inc
          expires January 2008
          28 contracts
          exercise price $40 00                                        $(10,052)

Total Written Options - Puts
          (Premiums received $3,597)                                   $(10,212)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

##    Security is illiquid.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                          Acquisition        Acquisition                          Value as a % of
                                                              Date               Cost               Value      Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Co., convertible, (Arch Coal, Inc.),
12.00%                                                      10/17/07            $ 946,154         $ 993,383              0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                 $16,974,449

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                  Value
--------------------------------------------------------------------------------------------
Common Stock - 159.2%
Aerospace and Defense - 2.0%
           102,735    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)    $    5,010,386
Airlines - 1.9%
            92,510    Ryanair Holdings PLC (ADR)*                                  4,550,567
Airport Development - Maintenance - 0.2%
           120,882    Macquarie Airports                                             496,255
Athletic Footwear - 0.5%
            76,000    Asics Corp.                                                  1,205,200
Audio and Video Products - 1.5%
            72,590    Sony Corp. (ADR)                                             3,590,301
Automotive - Cars and Light Trucks - 1.3%
            46,349    BMW A.G.                                                     3,101,963
Automotive - Truck Parts and Equipment - Original - 1.1%
            89,285    Tenneco, Inc.*                                               2,733,014
Batteries and Battery Systems - 0.6%
           162,500    BYD Company, Ltd.                                            1,531,922
Beverages - Wine and Spirits - 0.9%
            97,490    Diageo PLC                                                   2,234,780
Brewery - 1.7%
            43,940    InBev N.V.                                                   4,153,517
Broadcast Services and Programming - 7.0%
           232,129    Liberty Global, Inc. - Class A*                              9,111,064
            63,280    Liberty Media Corp. - Capital*                               7,908,734
                                                                                  17,019,798
Building - Mobile Home and Manufactured Homes - 0.8%
            42,265    Thor Industries, Inc.                                        2,028,720
Building and Construction Products - Miscellaneous - 3.3%
           204,144    USG Corp.*                                                   8,114,724
Building Products - Cement and Aggregate - 4.9%
           281,392    Cemex S.A. de C.V. (ADR)*                                    8,630,292
           494,628    Gujarat Ambuja Cements, Ltd.                                 1,823,638
            11,290    Martin Marietta Materials, Inc.                              1,460,362
                                                                                  11,914,292
Building Products - Wood - 0.4%
            38,785    Masco Corp.                                                    933,943
Cable Television - 1.5%
            53,695    DIRECTV Group, Inc.*                                         1,421,844
             2,673    Jupiter Telecommunications Company, Ltd.*                    2,146,430
                                                                                   3,568,274
Commercial Banks - 3.9%
            43,817    ICICI Bank, Ltd. (ADR)                                       3,042,652
           572,000    Mitsubishi UFJ Financial Group, Inc.                         5,698,710
               124    Mizuho Financial Group, Inc.                                   696,976
                                                                                   9,438,338
Computer Services - 0.6%
            42,075    Ceridian Corp.*                                              1,512,176
Consulting Services - 1.1%
           206,535    First Consulting Group, Inc.*                                2,620,929
Containers - Metal and Glass - 7.3%
           398,785    Owens-Illinois, Inc.*                                       17,714,030
Distribution/Wholesale - 3.0%
         1,567,040    Li & Fung, Ltd.                                              7,419,848
Diversified Minerals - 1.5%
            98,705    Companhia Vale do Rio Doce (ADR)                             3,719,204
Diversified Operations - 6.8%
           125,741    Barloworld, Ltd.                                             2,455,805
           982,000    China Merchants Holdings International Company, Ltd.         6,962,609
           450,900    Compass Diversified Trust                                    7,263,999
                                                                                  16,682,413
E-Commerce/Services - 1.4%
           155,790    Liberty Media Corp. - Interactive*                           3,307,422
Electric - Generation - 4.2%
           137,695    AES Corp.*                                                   2,948,050
         2,300,000    Datang International Power Generation Company, Ltd.          2,686,029
           769,262    National Thermal Power Corporation, Ltd.                     4,719,918
                                                                                  10,353,997
Electric - Integrated - 3.7%
         3,171,930    Tenaga Nasional Berhad                                       8,939,619
Electric - Transmission - 2.2%
         1,430,000    Power Grid Corporation of India Limited*                     5,447,688
Electronic Components - Miscellaneous - 0.8%
            51,000    Hoya Corp.                                                   1,853,804
Electronic Components - Semiconductors - 1.1%
           226,265    Amkor Technology, Inc.*                                      2,563,583
             6,025    Spansion, Inc. - Class A*                                       42,476
                                                                                   2,606,059
Energy - Alternate Sources - 0.3%
            13,400    JA Solar Holdings Company, Ltd. (ADR)*                         771,840
Enterprise Software/Services - 0.1%
            13,269    CA, Inc.                                                       350,965
Finance - Consumer Loans - 0.4%
            21,755    SLM Corp.                                                    1,025,966
Finance - Other Services - 1.9%
            28,259    Deutsche Boerse A.G.                                         4,569,207
Firearms and Ammunition - 2.0%
           524,935    Sturm Ruger and Company, Inc.*                               4,908,142
Food - Canned - 1.5%
           129,515    TreeHouse Foods, Inc.*                                       3,613,469
Food - Diversified - 1.8%
           133,324    Cadbury Schweppes PLC                                        1,768,664
             5,471    Nestle S.A.                                                  2,529,662
                                                                                   4,298,326
Forestry - 5.7%
           149,907    Plum Creek Timber Company, Inc.                              6,696,346
            93,524    Weyerhaeuser Co.                                             7,099,407
                                                                                  13,795,753
Hotels and Motels - 0.1%
             3,355    Home Inns & Hotels Management, Inc. (ADR)*                     147,721
Independent Power Producer - 1.2%
            63,290    NRG Energy, Inc.*                                            2,889,821
Insurance Brokers - 0.4%
            23,775    Willis Group Holdings, Ltd.                                  1,006,396
Investment Companies - 4.1%
         1,106,926    Australian Infrastructure Fund                               3,485,185
           152,432    Macquarie Infrastructure Group                                 452,280
            73,585    UltraShort Financials ProShares                              5,997,178
                                                                                   9,934,643
Investment Management and Advisory Services - 0.4%
            64,844    Amvescap PLC                                                   997,919
Life and Health Insurance - 1.2%
           797,403    Sanlam, Ltd.                                                 2,929,199
Medical - Biomedical and Genetic - 3.9%
           164,670    Amgen, Inc.*                                                 9,568,974
Medical - Drugs - 0.5%
            20,713    Sanofi-Aventis (ADR)                                           911,579
             4,800    Takeda Pharmaceutical Company, Ltd.                            299,638
                                                                                   1,211,217
Medical - HMO - 2.3%
            91,508    Coventry Health Care, Inc.*                                  5,518,847
Medical Labs and Testing Services - 0.8%
            79,000    Diagnosticos da America                                      1,857,856
Medical Products - 2.1%
            72,250    Zimmer Holdings, Inc.*                                       5,020,653
Metal - Diversified - 0.9%
           166,155    Ivanhoe Mines, Ltd. (U.S. Shares)*                           2,282,970
Metal Processors and Fabricators - 0.7%
           177,137    Bharat Forge, Ltd.                                           1,714,387
Multimedia - 2.7%
           219,680    News Corporation, Inc. - Class A                             4,760,465
            92,045    Publishing & Broadcasting, Ltd.                              1,798,148
                                                                                   6,558,613
Oil - Field Services - 3.6%
           345,395    BJ Services Co.                                              8,700,500
Oil Companies - Exploration and Production - 5.9%
            93,895    Chesapeake Energy Corp.                                      3,706,975
           198,755    Forest Oil Corp.*                                            9,657,505
            45,195    Mariner Energy, Inc.*                                        1,129,875
                                                                                  14,494,355
Oil Refining and Marketing - 1.1%
            36,483    Reliance Industries, Ltd.                                    2,589,606
Paper and Related Products - 3.5%
            27,355    Aracruz Celulose S.A. (ADR)                                  2,103,326
            84,815    Rayonier, Inc.                                               4,095,716
            71,720    Votorantim Celulose e Papel S.A. (ADR)                       2,248,422
                                                                                   8,447,464
Pipelines - 1.6%
            90,226    Enbridge, Inc.                                               3,908,456
Publishing - Periodicals - 0.1%
            23,135    Playboy Enterprises, Inc. - Class B*                           259,112
Real Estate Management/Services - 5.2%
           169,460    CB Richard Ellis Group, Inc.*                                4,131,435
           289,000    Mitsubishi Estate Company, Ltd.                              8,636,342
                                                                                  12,767,777
Real Estate Operating/Development - 8.2%
           582,000    CapitaLand, Ltd.                                             3,276,953
         1,530,000    Hang Lung Properties, Ltd.                                   7,519,905
            74,400    Joint Corp.                                                  2,111,134
           345,000    New World Development Company, Ltd.                          1,237,510
           172,355    St. Joe Co.                                                  5,835,940
                                                                                  19,981,442
Reinsurance - 0.4%
               219    Berkshire Hathaway, Inc. - Class B*                            966,666
REIT - Diversified - 1.3%
            28,470    Vornado Realty Trust                                         3,180,668
REIT - Regional Malls - 0.8%
            18,600    Simon Property Group, Inc.                                   1,936,446
REIT - Warehouse and Industrial - 4.0%
           134,535    ProLogis                                                     9,651,541
Respiratory Products - 0.7%
            36,248    Respironics, Inc.*                                           1,814,575
Retail - Apparel and Shoe - 1.9%
            29,406    Industria de Diseno Textil S.A. 8                            2,190,869
           106,728    Limited, Inc.                                                2,349,083
                                                                                   4,539,952
Retail - Consumer Electronics - 1.0%
            22,680    Yamada Denki Company, Ltd.                                   2,334,704
Retail - Convenience Stores - 0.4%
         2,414,000    Convenience Retail Asia, Ltd.                                1,093,950
Retail - Home Furnishings - 0.6%
            30,350    Nitori Company, Ltd.                                         1,386,977
Retail - Hypermarkets - 0.7%
         1,895,000    Wumart Stores, Inc.                                          1,723,816
Retail - Major Department Stores - 6.2%
           231,795    J.C. Penney Company, Inc.                                   13,036,151
           136,368    Pantaloon Retail India, Ltd.                                 2,133,678
                                                                                  15,169,829
Retail - Miscellaneous/Diversified - 0.7%
           103,000    Aeon Co., Ltd.                                               1,614,504
Retail - Restaurants - 1.2%
           194,495    Domino's Pizza, Inc.                                         3,003,003
Semiconductor Components/Integrated Circuits - 4.6%
           602,275    Atmel Corp.*                                                 2,945,125
           176,735    Cypress Semiconductor Corp.*,**                              6,459,664
           104,880    Marvell Technology Group, Ltd.*                              1,890,986
                                                                                  11,295,775
Television - 0.4%
            64,190    British Sky Broadcasting Group PLC                             909,729
Transportation - Services - 2.9%
         1,817,000    Integrated Distribution Services Group, Ltd.                 7,126,539
--------------------------------------------------------------------------------------------
Total Common Stock (cost $359,985,652)                                           387,673,453
--------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.9%
               250    ASML Holding N.V. (U.S. Shares)
                           expires January 2008
                           exercise price $22.50                                     187,000
               200    Bunge, Ltd.
                           expires November 2007
                           exercise price $120.00                                     27,000
               750    Coca-Cola Co. (LEAPS)
                           expires January 2009
                           exercise price $50.00                                   1,042,500
               439    Coca-Cola Co. (LEAPS)
                           expires January 2009
                           exercise price $60.00                                     298,520
             8,983    DIRECTV Group, Inc.
                           expires December 2007
                           exercise price $25.00                                   2,111,005
               540    Nabors Industries, Ltd.
                           expires March 2008
                           exercise price $22.50                                     345,600
               125    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
                           expires November 2007
                           exercise price $120.00                                     78,750
                46    St. Joe Co.
                           expires January 2008
                           exercise price $60.00                                           0
               491    SunTrust Banks, Inc.
                           expires April 2008
                           exercise price $80.00                                     142,390
               581    United Parcel Service, Inc. - Class B (LEAPS)
                           expires January 2009
                           exercise price $85.00                                     191,730
                78    USG Corp.
                           expires January 2008
                           exercise price $25.00                                     113,100
                38    Weyerhaeuser Co.
                           expires January 2008
                           exercise price $50.00                                      97,280
               105    Weyerhaeuser Co.
                           expires January 2008
                           exercise price $85.00                                      16,275
--------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $2,785,603)                         4,651,150
--------------------------------------------------------------------------------------------
Purchased Options - Puts - 2.8%
               282    AGCO Corp.
                           expires January 2008
                           exercise price $40.00                                       2,820
               425    Corus Bankshares, Inc.
                           expires December 2007
                           exercise price $15.00                                     182,750
             1,035    Corus Bankshares, Inc.
                           expires March 2008
                           exercise price $10.00                                     253,575
               140    Crocs, Inc.
                           expires March 2008
                           exercise price $55.00                                      54,600
               495    J.C. Penney Company, Inc.
                           expires February 2008
                           exercise price $55.00                                     222,750
            30,387    MSCI World Excluding Europe Index
                           expires December 2007
                           exercise price $132.20                                    225,289
            10,000    Russell 2000(R) Index
                           expires January 2008
                           exercise price $80.00                                   2,850,000
             1,851    Russell 2000(R) Index
                           expires January 2008
                           exercise price $81.00                                     597,355
               325    S&P 500(R) Index
                           expires January 2008
                           exercise price $149.50                                  1,054,820
             7,314    S&P Asia 50(R) Index
                           expires December 2007
                           exercise price $389.62                                  1,160,883
               272    Wynn Resorts, Ltd.
                           expires January 2008
                           exercise price $140.00                                    165,920
--------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $9,338,334)                          6,770,762
--------------------------------------------------------------------------------------------
Rights - 0%
            15,833    BYD Electric Company, Ltd. (Rights) @
                         (cost $0)                                                         0
--------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 22.5%
      $ 54,800,000    Federal Home Loan Bank System
                         4.40%, 11/1/07
                         (amortized cost $54,800,000)                             54,800,000
--------------------------------------------------------------------------------------------
Total Investments (total cost $426,909,589) - 186.4%                             453,895,364
--------------------------------------------------------------------------------------------

Securities Sold Short - (86.4)%

Common Stock - (86.4)%
Airlines - (1.5)%
           251,805    JetBlue Airways Corp.*                                      (2,298,980)
            86,160    Southwest Airlines Co.                                      (1,224,333)
                                                                                  (3,523,313)
Apparel Manufacturers - (4.3)%
           165,620    Coach, Inc.*                                                (6,055,067)
            92,390    Columbia Sportswear Co.                                     (4,504,013)
                                                                                 (10,559,080)
Applications Software - (0.5)%
            38,940    Nuance Communications, Inc.*                                  (860,963)
Automotive - Truck Parts and Equipment - Replacement - (0.5)%
           104,615    Exide Technologies*                                           (873,535)
Beverages - Non-Alcoholic - (0.1)%
             8,381    Cott Corp. (U.S. Shares)*                                      (60,093)
Building - Mobile Home and Manufactured Homes - (1.4)%
            88,460    Fleetwood Enterprises, Inc.*                                  (796,140)
           223,760    Monaco Coach Corp.                                          (2,595,616)
                                                                                  (3,391,756)
Business to Business/E-Commerce - (0.4)%
            32,910    Global Sources, Ltd.*                                       (1,066,613)
Casino Hotels - (0.6)%
             8,745    Wynn Resorts, Ltd.*                                         (1,411,705)
Commercial Banks - (0.9)%
           512,000    Bank of China, Ltd. (U.S. Shares)                             (343,318)
            37,945    Commerce Bancshares, Inc.                                   (1,789,866)
                                                                                  (2,133,184)
Commercial Services - Finance - (1.7)%
           141,030    Heartland Payment Systems, Inc.                             (4,230,900)
Computer Aided Design - (0.4)%
            19,890    ANSYS, Inc.*                                                  (771,932)
Computers - Integrated Systems - (0.9)%
            50,860    Diebold, Inc.                                               (2,127,982)
Cruise Lines - (1.1)%
            54,980    Carnival Corp. (U.S. Shares)                                (2,637,940)
Diagnostic Kits - (0.4)%
            13,515    Inverness Medical Innovations, Inc.                           (812,116)
Distribution/Wholesale - (2.4)%
           310,125    BlueLinx Holdings, Inc.                                     (1,615,752)
           176,575    Pool Corp.                                                  (4,163,638)
                                                                                  (5,779,390)
E-Commerce/Products - (1.8)%
            56,545    Blue Nile, Inc.*                                            (4,469,317)
Electronics - Military - (1.5)%
           139,444    Safran S.A. (U.S. Shares)                                   (3,546,668)
Finance - Investment Bankers/Brokers - (0.5)%
            19,300    SPDR Metals & Mining ETF                                    (1,321,085)
Finance - Other Services - (0.7)%
           107,500    MarketAxess Holdings, Inc.*                                 (1,684,525)
Human Resources - (0.5)%
            64,680    Labor Ready, Inc.*                                          (1,137,074)
Internet Content - Information/News - (0.6)%
            80,420    Knot, Inc.                                                  (1,559,344)
Investment Companies - (32.2)%
                10    American Capital Strategies, Ltd.                                 (434)
            29,000    DJ Wilshire REIT ETF                                        (2,376,840)
            11,300    iShares Dow Jones U.S. Transportation Index Fund              (991,914)
           102,600    iShares Dow Jones U.S. Broker-Dealers Index Fund            (5,632,740)
            89,160    iShares Dow Jones U.S. Home Construction Index Fund         (1,862,561)
            88,110    iShares MSCI Brazil Index Fund                              (7,542,216)
            95,820    iShares MSCI Emerging Markets Index                        (16,020,146)
            45,000    iShares MSCI India ETF (U.S. Shares)*                         (429,471)
           317,445    iShares MSCI Japan Index Fund                               (4,558,510)
             1,960    iShares Russell 1000 Growth Index Fund                        (124,480)
            15,400    iShares Russell 2000 Growth Index Fund                      (1,377,530)
             7,600    iShares South Africa Index Fund                             (1,165,080)
            49,830    PowerShares Dynamic Building & Construction                   (997,098)
            92,500    PowerShares Dynamic Leisure and Entertainment Portfolio     (1,666,850)
            32,300    Regional Bank HOLDRs Trust                                  (4,716,123)
            45,500    Retail HOLDRs Trust                                         (4,509,050)
           171,323    SPDR Homebuilders ETF                                       (3,798,231)
            61,100    SPDR Retail ETF                                             (2,352,961)
           118,555    SPDR Trust Series 1                                        (18,334,531)
                                                                                 (78,456,766)
Investment Management and Advisory Services - (0.9)%
            25,615    Legg Mason, Inc.                                            (2,124,508)
Life and Health Insurance - (1.5)%
           558,000    China Life Insurance Co. (U.S. Shares)                      (3,759,445)
Medical - Biomedical and Genetic - (4.2)%
            81,260    Martek Biosciences Corp.*                                   (2,482,493)
           658,695    Millennium Pharmaceuticals, Inc.*                           (7,785,775)
                                                                                 (10,268,268)
Medical Instruments - (0.6)%
             4,613    Intuitive Surgical, Inc.*                                   (1,507,851)
Medical Products - (0.6)%
            67,875    Accuray, Inc.*                                              (1,364,287)
Metal Processors and Fabricators - (1.7)%
           168,090    Worthington Industries, Inc.                                (4,202,250)
Motion Pictures and Services - (0.6)%
            48,085    DreamWorks Animation SKG, Inc. - Class A*                   (1,565,648)
Multi-Line Insurance - (0.7)%
            30,990    Allstate Corp.                                              (1,623,876)
Optical Supplies - (0.7)%
            65,485    Advanced Medical Optics, Inc.*                              (1,797,563)
Physical Therapy and Rehabilitation Centers - (2.0)%
           153,130    HEALTHSOUTH Corp.*                                          (3,070,256)
            42,750    Psychiatric Solutions, Inc.*                                (1,692,900)
                                                                                  (4,763,156)
Property and Casualty Insurance - (1.8)%
            73,480    SAFECO Corp.                                                (4,254,492)
Recreational Centers - (1.4)%
            56,715    Life Time Fitness, Inc.*                                    (3,439,198)
Rental Auto/Equipment - (0.9)%
           107,220    Avis Budget Group, Inc.*                                    (2,237,681)
Retail - Apparel and Shoe - (0.7)%
            65,585    Urban Outfitters, Inc.*                                     (1,657,333)
Retail - Automobile - (0.6)%
            63,878    CarMax, Inc.*                                               (1,333,134)
Retail - Consumer Electronics - (0.4)%
            51,820    RadioShack Corp.                                            (1,068,528)
Retail - Major Department Stores - (1.0)%
            18,595    Sears Holdings Corp.*                                       (2,506,420)
Retail - Pawn Shops - (0.4)%
            70,127    EZCORP, Inc.*                                                 (922,871)
Retail - Restaurants - (1.0)%
           111,030    BJ's Restaurants, Inc.*                                     (2,197,284)
            22,849    Steak n Shake Co.*                                            (346,162)
                                                                                  (2,543,446)
Retail - Sporting Goods - (3.5)%
           251,380    Dick's Sporting Goods, Inc.*                                (8,388,551)
Savings/Loan/Thrifts - (3.8)%
            50,685    Downey Financial Corp.                                      (2,064,400)
            50,005    FirstFed Financial Corp.*                                   (2,139,214)
           183,585    Washington Mutual, Inc.                                     (5,118,350)
                                                                                  (9,321,964)
Steel - Producers - (1.8)%
           329,825    Gerdau Ameristeel Corp. (U.S. Shares)                       (4,472,427)
Transactional Software - (0.7)%
            35,055    VeriFone Holdings, Inc.*                                    (1,732,769)
Ultra Sound Imaging Systems - (0.5)%
            31,115    SonoSite, Inc.*                                             (1,094,937)
--------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $204,332,847) - (86.4)%                   (210,365,884)
--------------------------------------------------------------------------------------------
Total Investments (total cost $222,576,742) - 100%                            $  243,529,481
--------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2007 (unaudited)

                                                                       % of Long
Country                                 Value                         Securities
--------------------------------------------------------------------------------
Australia                           6,231,868                               1.4%
Belgium                             4,153,517                               0.9%
Bermuda                            10,689,830                               2.3%
Brazil                             14,939,195                               3.3%
Canada                              6,270,176                               1.4%
Cayman Islands                      1,241,671                               0.3%
China                               6,713,608                               1.5%
France                                911,579                               0.2%
Germany                             7,671,170                               1.7%
Hong Kong                          22,846,563                               5.0%
India                              21,471,569                               4.7%
Ireland                             4,550,567                               1.0%
Japan                              31,574,721                               7.0%
Malaysia                            8,939,619                               2.0%
Mexico                              8,630,293                               1.9%
Netherlands                           187,000                               0.0%
Singapore                           3,276,953                               0.7%
South Africa                        5,385,004                               1.2%
Spain                               2,190,869                               0.5%
Switzerland                         2,529,662                               0.6%
United Kingdom                      5,911,092                               1.3%
United States++                   277,578,838                              61.1%
--------------------------------------------------------------------------------
Total                            $453,895,364                             100.0%
================================================================================

++    Includes Short-Term Securities (49.1% excluding Short-Term Securities)

              Summary of Investments by Country- (Short Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Securities
Country                                    Value                      Sold Short
--------------------------------------------------------------------------------
Canada                               (4,532,519)                            2.2%
China                                (4,102,763)                            1.9%
France                               (3,546,668)                            1.7%
Panama                               (2,637,940)                            1.3%
Singapore                              (429,471)                            0.2%
United States                      (195,116,523)                           92.7%
--------------------------------------------------------------------------------
Total                            $ (210,365,884)                          100.0%
================================================================================

                                                                       Value
-------------------------------------------------------------------------------
Schedule of Written Options - Calls
              Bunge, Ltd.
                 expires November 2007
                 200 contracts
                 exercise price $110.00                           $    (130,000)
              Cypress Semiconductor Corp.
                 expires December 2007
                 345 contracts
                 exercise price $30.00                                 (251,850)
              J.C. Penney Company, Inc.
                 expires February 2008
                 495 contracts
                 exercise price $60.00                                 (198,000)
              JA Solar Holdings Company, Ltd. (ADR)
                 expires December 2007
                 134 contracts
                 exercise price $45.00                                 (203,680)
              Limited, Inc.
                 expires February 2008
                 441 contracts
                 exercise price $32.50                                   (4,410)
              Potash Corporation of Saskatchewan, Inc.
                (U.S. Shares)
                 expires November 2007
                 125 contracts
                 exercise price $105.00                                (230,000)
              St. Joe Co.
                 expires January 2008
                 46 contracts
                 exercise price $70.00                                     (460)
              Weyerhaeuser Co.
                 expires January 2008
                 210 contracts
                 exercise price $95.00                                   (8,400)
-------------------------------------------------------------------------------
Total Written Options - Calls
              (Premiums received $585,184)                        $  (1,026,800)
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
Schedule of Written Options - Puts
              Limited, Inc.
                 expires February 2008
                 441 contracts
                 exercise price $25.00                             $   (167,580)
              Weyerhaeuser Co.
                 expires January 2008
                 105 contracts
                 exercise price $60.00                                   (7,350)
-------------------------------------------------------------------------------
Total Written Options - Calls
              (Premiums received $63,392)                          $   (174,930)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

ETF          Exchange Traded Fund

HOLDRs       Holding Company Depositary Receipt

LEAPS        Long-Term Equity Anticipation Securities

PLC          Public Limited Company

REIT         Real Estate Investment Trust

SPDR         Standard & Poor's Depositary Receipt

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Schedule of Fair Valued Securities (as of October 31, 2007)

                                                                    Value as a %
                                                                   of Investment
                                                       Value          Securities
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
BYD Electric Company, Ltd. (Rights)                $           0            0.0%
Industria de Diseno Textil S.A.                        2,190,869            0.9%
--------------------------------------------------------------------------------
                                                   $   2,190,869            0.9%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                        $ 1,260,975
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                         Value
---------------------------------------------------------------------------------------------
Common Stock - 92.9%
Advertising Sales - 2.5%
            87,772    Lamar Advertising Co.*                                  $     4,692,291
Aerospace and Defense - 2.0%
            62,615    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)          3,053,734
            18,110    Spirit Aerosystems Holdings, Inc.*                              628,779
                                                                                    3,682,513
Aerospace and Defense - Equipment - 0.3%
             5,365    Alliant Techsystems, Inc.*                                      592,242
Agricultural Chemicals - 2.6%
            39,085    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)        4,800,420
Airlines - 0.9%
            35,715    Ryanair Holdings PLC (ADR)*, #                                1,756,821
Apparel Manufacturers - 1.0%
           113,600    Esprit Holdings, Ltd.                                         1,931,778
Automotive - Truck Parts and Equipment - Original - 0.1%
             5,140    Tenneco, Inc.*                                                  157,335
Batteries and Battery Systems - 0.6%
            11,390    Energizer Holdings, Inc.*                                     1,187,977
Beverages - Wine and Spirits - 0.3%
            62,841    C&C Group PLC                                                   506,249
Building - Mobile Home and Manufactured Homes - 0.6%
            24,740    Thor Industries, Inc.                                         1,187,520
Building - Residential and Commercial - 0.4%
             1,535    NVR, Inc.*                                                      730,276
Building and Construction Products - Miscellaneous - 0.6%
            29,315    USG Corp.*, #                                                 1,165,271
Casino Hotels - 0%
             2,500    Melco PBL Entertainment (Macau), Ltd. (ADR)*                     39,750
Casino Services - 1.7%
            36,380    International Game Technology                                 1,586,532
            42,855    Scientific Games Corp. - Class A*, #                          1,549,208
                                                                                    3,135,740
Cellular Telecommunications - 1.1%
            22,575    MetroPCS Communications, Inc.*                                  507,938
            25,200    N.I.I. Holdings, Inc.*                                        1,461,600
                                                                                    1,969,538
Chemicals - Diversified - 0.5%
             4,299    K+S A.G.                                                        901,879
Commercial Banks - 0.4%
            14,300    SVB Financial Group*                                            740,597
Commercial Services - 1.7%
            11,105    CoStar Group, Inc. *                                            638,538
            70,405    Iron Mountain, Inc.*                                          2,445,165
                                                                                    3,083,703
Commercial Services - Finance - 1.9%
            22,875    Equifax, Inc.                                                   880,688
            44,630    Jackson Hewitt Tax Service, Inc.                              1,394,687
            15,995    Moody's Corp.                                                   699,301
            16,170    Wright Express Corp.*                                           625,779
                                                                                    3,600,455
Computer Services - 2.2%
            53,005    Ceridian Corp.*                                               1,905,000
            35,025    IHS, Inc. - Class A*                                          2,208,326
                                                                                    4,113,326
Computers - 1.3%
            13,075    Apple, Inc.*                                                  2,483,596
Consulting Services - 0.5%
            39,990    Gartner Group, Inc.*                                            875,781
Containers - Metal and Glass - 4.6%
            66,025    Ball Corp.                                                    3,273,520
           119,365    Owens-Illinois, Inc.*                                         5,302,192
                                                                                    8,575,712
Data Processing and Management - 2.6%
            28,830    Global Payments, Inc.                                         1,371,155
            25,570    NAVTEQ Corp.*                                                 1,974,004
            36,867    Paychex, Inc.                                                 1,540,303
                                                                                    4,885,462
Diagnostic Kits - 2.2%
            53,120    Dade Behring Holdings, Inc.                                   4,086,522
Distribution/Wholesale - 1.2%
           468,200    Li & Fung, Ltd.                                               2,216,901
Diversified Operations - 1.0%
            19,375    Harsco Corp.                                                  1,174,512
         2,324,140    Polytec Asset Holdings, Ltd. ss.                                729,390
                                                                                    1,903,902
E-Commerce/Services - 1.0%
           214,000    Alibaba.com Corporation (144A) oo                               372,769
            68,650    Liberty Media Corp. - Interactive*                            1,457,440
                                                                                    1,830,209
Electric Products - Miscellaneous - 0.9%
            37,492    AMETEK, Inc.                                                  1,762,124
Electronic Components - Semiconductors - 0.4%
            19,585    Microchip Technology, Inc.                                      649,634
Electronic Connectors - 0.8%
            31,805    Amphenol Corp. - Class A                                      1,408,007
Electronic Measuring Instruments - 0.8%
            35,845    Trimble Navigation, Ltd.*                                     1,494,737
Entertainment Software - 0.7%
            27,238    Activision, Inc.*                                               644,179
             9,290    Electronic Arts, Inc.*                                          567,805
                                                                                    1,211,984
Fiduciary Banks - 0.8%
            19,655    Northern Trust Corp.                                          1,478,253
Finance - Consumer Loans - 0.4%
            43,380    Nelnet, Inc. - Class A #                                        806,000
Finance - Investment Bankers/Brokers - 0.3%
            17,775    optionsXpress Holdings, Inc.                                    528,984
Finance - Other Services - 1.2%
             3,470    CME Group, Inc.                                               2,311,888
Food - Canned - 0.9%
            57,334    TreeHouse Foods, Inc.*                                        1,599,619
Gambling - Non-Hotel - 0.2%
            23,260    Great Canadian Gaming Corp.*                                    344,812
Independent Power Producer - 1.1%
            42,755    NRG Energy, Inc.*                                             1,952,193
Industrial Automation and Robotics - 0.3%
             8,659    Rockwell Automation, Inc.                                       596,432
Instruments - Controls - 0.6%
             9,840    Mettler-Toledo International, Inc.*                           1,046,484
Instruments - Scientific - 1.2%
            39,082    Thermo Fisher Scientific, Inc.*                               2,298,412
Investment Management and Advisory Services - 4.0%
            30,635    National Financial Partners Corp.                             1,674,815
            89,940    T. Rowe Price Group, Inc.                                     5,777,745
                                                                                    7,452,560
Life and Health Insurance - 0.8%
           408,244    Sanlam, Ltd.                                                  1,499,653
Machinery - General Industrial - 0.4%
           680,000    Shanghai Electric Group Company, Ltd.                           681,101
Machinery - Pumps - 0.3%
            15,310    Graco, Inc.                                                     602,602
Medical - Biomedical and Genetic - 2.4%
            66,175    Celgene Corp.*                                                4,367,550
Medical - HMO - 1.8%
            54,265    Coventry Health Care, Inc.*                                   3,272,722
Medical Labs and Testing Services - 0.4%
             8,315    Covance, Inc.*                                                  685,988
Metal Processors and Fabricators - 0.8%
            10,415    Precision Castparts Corp.                                     1,560,271
Multi-Line Insurance - 1.0%
            32,785    Assurant, Inc.                                                1,915,955
Multimedia - 0.9%
            89,671    Publishing & Broadcasting, Ltd.                               1,751,771
Networking Products - 0.5%
            25,005    Juniper Networks, Inc.*                                         900,180
Oil - Field Services - 0.8%
            55,840    BJ Services Co.                                               1,406,610
Oil and Gas Drilling - 1.4%
            40,795    Helmerich & Payne, Inc.                                       1,289,938
            49,600    Nabors Industries, Ltd.*                                      1,392,768
                                                                                    2,682,706
Oil Companies - Exploration and Production - 4.4%
            16,275    Chesapeake Energy Corp. #                                       642,537
            61,210    EOG Resources, Inc.                                           5,423,205
            23,865    Forest Oil Corp.*                                             1,159,600
            50,915    Petrohawk Energy Corp.*                                         941,928
                                                                                    8,167,270
Physician Practice Management - 1.1%
            31,385    Pediatrix Medical Group, Inc.*                                2,055,718
Property and Casualty Insurance - 0.4%
            23,250    W. R. Berkley Corp.                                             699,593
Publishing - Periodicals - 0.3%
            44,555    Playboy Enterprises, Inc. - Class B *                           499,016
Racetracks - 1.2%
            35,390    Penn National Gaming, Inc.*                                   2,185,333
Real Estate Management/Services - 0.3%
            25,160    CB Richard Ellis Group, Inc.*                                   613,401
Real Estate Operating/Development - 0.6%
            33,810    St. Joe Co. #                                                 1,144,807
Reinsurance - 1.1%
               457    Berkshire Hathaway, Inc. - Class B*                           2,017,198
REIT - Diversified - 0.5%
            51,797    CapitalSource, Inc.                                             943,741
Rental Auto/Equipment - 0.3%
            24,840    Hertz Global Holdings, Inc.*                                    538,531
Respiratory Products - 1.7%
            63,960    Respironics, Inc.*                                            3,201,838
Retail - Apparel and Shoe - 1.7%
            25,235    Abercrombie & Fitch Co. - Class A                             1,998,612
            28,250    Nordstrom, Inc.                                               1,114,180
                                                                                    3,112,792
Retail - Office Supplies - 1.1%
            84,992    Staples, Inc.                                                 1,983,713
Schools - 0.4%
             9,882    Apollo Group, Inc. - Class A*                                   783,247
Semiconductor Components/Integrated Circuits - 3.3%
           164,480    Atmel Corp.*                                                    804,307
           108,850    Cypress Semiconductor Corp.*                                  3,978,467
            79,180    Marvell Technology Group, Ltd.*                               1,427,615
                                                                                    6,210,389
Telecommunication Equipment - 0.7%
            27,170    CommScope, Inc.*                                              1,281,609
Telecommunication Services - 3.2%
            68,200    Amdocs, Ltd. (U.S. Shares)*                                   2,346,079
            57,100    SAVVIS, Inc.*                                                 2,157,238
            62,960    Time Warner Telecom, Inc. - Class A*                          1,463,190
                                                                                    5,966,507
Therapeutics - 1.6%
            41,880    Gilead Sciences, Inc.*                                        1,934,437
            61,605    MannKind Corp.*                                                 562,454
             7,660    United Therapeutics Corp.*                                      524,250
                                                                                    3,021,141
Toys - 0.8%
            30,635    Marvel Entertainment, Inc.*                                     757,910
            37,565    Mattel, Inc.                                                    784,733
                                                                                    1,542,643
Transportation - Equipment and Leasing - 0.3%
            13,840    GATX Corp.                                                      567,025
Transportation - Railroad - 0.7%
            23,035    Canadian National Railway Co. (U.S. Shares)                   1,289,730
Transportation - Services - 1.3%
            19,480    C.H. Robinson Worldwide, Inc.                                   972,442
            28,440    Expeditors International of Washington, Inc.                  1,440,486
                                                                                    2,412,928
Transportation - Truck - 0.4%
            18,535    Landstar System, Inc.                                           780,138
Web Hosting/Design - 0.8%
            12,175    Equinix, Inc.*                                                1,420,336
Wireless Equipment - 2.8%
           126,780    Crown Castle International Corp.*                             5,206,855
---------------------------------------------------------------------------------------------
Total Common Stock (cost $118,096,133)                                            172,748,497
---------------------------------------------------------------------------------------------
Money Markets - 4.8%
         6,324,986    Janus Institutional Cash Management Fund -
                      Institutional Shares, 5.15%                                   6,324,986
         2,537,650    Janus Institutional Money Market Fund -
                      Institutional Shares, 5.10%                                   2,537,650
---------------------------------------------------------------------------------------------
Total Money Markets (cost $8,862,636)                                               8,862,636
---------------------------------------------------------------------------------------------
Other Securities - 2.3%
         4,189,090    Allianz Dresdner Daily Asset Fund + (cost $4,189,090)         4,189,090

---------------------------------------------------------------------------------------------
Total Investments (total cost $131,147,859) - 100%                            $   185,800,223
---------------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Australia                                       $    1,751,771              0.9%
Bermuda                                              6,969,062              3.8%
Brazil                                               3,053,734              1.6%
Canada                                               6,434,962              3.5%
Cayman Islands                                         729,390              0.4%
China                                                1,053,870              0.6%
Germany                                                901,879              0.5%
Hong Kong                                               39,750              0.0%
Ireland                                              2,263,070              1.2%
South Africa                                         1,499,653              0.8%
United Kingdom                                       2,346,079              1.3%
United States ++                                   158,757,003             85.4%
--------------------------------------------------------------------------------
                       Total                    $  185,800,223            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (78.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 act.

ADR          American Depositary Receipt

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of October 31, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of October 31, 2007)

----------------------------------------------------------------------------------------------------------------
                                                                                              Value as a % of
Janus Adviser Mid Cap Growth Fund                                               Value      Investment Securities
----------------------------------------------------------------------------------------------------------------
Alibaba.com Corporation (144A)                                               $  372,769                     0.2%
----------------------------------------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the
Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
----------------------------------------------------------------------------------------------------------------

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                           Value as a %
                                            Acquisition      Acquisition                  of Investment
Janus Adviser Mid Cap Growth Fund              Date              Cost          Value        Securities
-------------------------------------------------------------------------------------------------------

Polytec Asset Holdings, Ltd.             5/5/06 - 9/19/07     $  622,682     $  720,390            0.4%
-------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                  Value
--------------------------------------------------------------------------------------------
Common Stock - 88.7%
Agricultural Chemicals - 0.9%
            67,300    Agrium, Inc. (U.S. Shares)                             $     4,278,261
            55,600    Mosaic Co.*                                                  3,880,880
                                                                                   8,159,141
Airlines - 1.0%
           655,200    Southwest Airlines Co.                                       9,310,392
Applications Software - 0.6%
           160,000    Intuit, Inc.*                                                5,147,200
Automotive - Truck Parts and Equipment - Original - 0.3%
            26,200    Magna International, Inc. - Class A (U.S. Shares)            2,482,712
Beverages - Non-Alcoholic - 0.6%
            77,400    PepsiCo, Inc.                                                5,705,928
Brewery - 0.3%
            44,200    Molson Coors Brewing Co. - Class B                           2,529,566
Broadcast Services and Programming - 0.2%
            38,400    Clear Channel Communications, Inc.                           1,450,368
Chemicals - Diversified - 0.3%
           115,900    Huntsman Corp.                                               3,053,965
Chemicals - Specialty - 0.9%
           133,300    Chemtura Corp.                                               1,242,356
            95,600    Lubrizol Corp.                                               6,489,328
                                                                                   7,731,684
Coal - 0.6%
           124,500    Arch Coal, Inc.                                              5,104,500
Commercial Banks - 4.5%
           135,700    BB&T Corp.                                                   5,016,829
           500,000    Colonial BancGroup, Inc.                                     9,590,000
            73,200    Cullen/Frost Bankers, Inc.                                   3,892,776
           180,000    First Midwest Bancorp, Inc.                                  6,062,400
           400,000    People's United Financial, Inc.                              7,112,000
           158,300    Synovus Financial Corp.                                      4,172,788
           188,900    Valley National Bancorp #                                    3,868,672
                                                                                  39,715,465
Commercial Services - 0.4%
           170,200    Convergys Corp.*                                             3,119,766
Computers - Integrated Systems - 1.2%
           264,000    Diebold, Inc.                                               11,045,760
Consumer Products - Miscellaneous - 1.0%
            85,000    Clorox Co.                                                   5,318,450
            48,400    Kimberly-Clark Corp.                                         3,431,076
                                                                                   8,749,526
Containers - Metal and Glass - 0.7%
           125,000    Ball Corp.                                                   6,197,500
Cosmetics and Toiletries - 0.5%
            67,500    Procter & Gamble Co.                                         4,692,600
Data Processing and Management - 1.4%
            99,800    Fiserv, Inc.*                                                5,528,920
           140,800    Global Payments, Inc.                                        6,696,448
                                                                                  12,225,368
Distribution/Wholesale - 1.8%
           100,000    Genuine Parts Co.                                            4,907,000
           169,100    Tech Data Corp.*                                             6,650,703
            48,800    W.W. Grainger, Inc.#                                         4,388,096
                                                                                  1,5945,799
Diversified Operations - 1.8%
           240,000    Dover Corp.                                                 11,040,000
            86,300    Illinois Tool Works, Inc.                                    4,941,538
                                                                                  15,981,538
Electric - Integrated - 3.1%
           470,000    DPL, Inc.#                                                  13,648,800
           160,000    PPL Corp.                                                    8,272,000
            57,300    Public Service Enterprise Group, Inc.                        5,477,880
                                                                                  27,398,680
Electronic Components - Miscellaneous - 0.8%
           546,500    Vishay Intertechnology, Inc.*                                6,880,435
Electronic Components - Semiconductors - 1.1%
           324,600    QLogic Corp.*                                                5,041,038
           200,000    Xilinx, Inc.                                                 4,880,000
                                                                                   9,921,038
Electronic Connectors - 0.4%
            70,700    Thomas & Betts Corp.*                                        3,959,907
Electronic Measuring Instruments - 0.7%
           176,100    Agilent Technologies, Inc.*                                  6,489,285
Engineering - Research and Development Services - 0.9%
           131,700    URS Corp.*                                                   8,140,377
E-Services/Consulting - 0.3%
           140,700    Websense, Inc.*                                              2,588,880
Food - Diversified - 1.6%
           190,000    General Mills, Inc.                                         10,968,700
           100,200    Kraft Foods, Inc. - Class A                                  3,347,682
                                                                                  14,316,382
Gas - Distribution - 0.6%
           170,000    Southern Union Co.                                           5,355,000
Gold Mining - 1.3134%
           332,500    Goldcorp, Inc. (U.S. Shares)                                11,680,725
Hotels and Motels - 0.8%
           120,000    Starwood Hotels & Resorts Worldwide, Inc.                    6,823,200
Instruments - Scientific - 1.9%
           186,000    Applera Corp. - Applied Biosystems Group                     6,908,040
           152,300    PerkinElmer, Inc.                                            4,191,296
            92,800    Thermo Fisher Scientific, Inc.*, #                           5,457,568
                                                                                  16,556,904
Internet Infrastructure Equipment - 0.5%
           151,500    Avocent Corp.*                                               4,095,045
Investment Management and Advisory Services - 4.5%
           240,000    AllianceBernstein Holding L.P.                              20,503,200
           243,000    Invesco PLC (ADR)#                                           7,450,380
            75,000    Legg Mason, Inc.                                             6,220,500
           175,700    Waddell & Reed Financial, Inc. - Class A                     5,836,754
                                                                                  40,010,834
Life and Health Insurance - 1.9%
            72,400    AFLAC, Inc.                                                  4,545,272
           286,800    Protective Life Corp.                                       12,295,116
                                                                                  16,840,388
Machinery - Farm - 0.7%
            37,700    Deere & Co.                                                  5,839,730
Medical - Biomedical and Genetic - 0.4%
            55,300    Charles River Laboratories International, Inc.*              3,207,400
Medical - Drugs - 1.9%
            62,900    Eli Lilly and Co.                                            3,406,035
           122,500    Endo Pharmaceuticals Holdings, Inc.*                         3,589,250
           100,000    Forest Laboratories, Inc.*                                   3,907,000
           125,000    Wyeth                                                        6,078,750
                                                                                  16,981,035
Medical - Generic Drugs - 0.6%
            87,300    Barr Pharmaceuticals, Inc.*                                  5,004,036
Medical - HMO - 0.9%
            60,600    Coventry Health Care, Inc.*                                  3,654,786
            77,000    Health Net, Inc.*                                            4,127,970
                                                                                   7,782,756
Medical Instruments - 0.6%
           135,000    St. Jude Medical, Inc.*                                      5,498,550
Medical Labs and Testing Services - 0.6%
            80,000    Laboratory Corporation of America Holdings*                  5,500,000
Medical Products - 3.2%
           222,100    Covidien, Ltd.                                               9,239,360
            69,100    Johnson & Johnson                                            4,503,247
           116,400    Varian Medical Systems, Inc.*                                5,676,828
           135,000    Zimmer Holdings, Inc.*                                       9,381,150
                                                                                  28,800,585
Metal - Aluminum - 0.8%
           173,500    Alcoa, Inc.                                                  6,868,865
Motorcycle and Motor Scooter Manufacturing - 0.4%
            75,000    Harley-Davidson, Inc.#                                       3,862,500
Multi-Line Insurance - 1.1%
           650,000    Old Republic International Corp.                             9,964,500
Networking Products - 0.2%
            78,800    Foundry Networks, Inc.*                                      1,665,832
Non-Hazardous Waste Disposal - 2.1%
           320,000    Republic Services, Inc.                                     10,940,800
           214,700    Waste Management, Inc.                                       7,812,933
                                                                                  18,753,733
Office Automation and Equipment - 1.2%
           167,100    Pitney Bowes, Inc.                                           6,690,684
           240,000    Xerox Corp.*                                                 4,185,600
                                                                                  10,876,284
Oil - Field Services - 0.5%
           163,800    BJ Services Co.                                              4,126,122
Oil and Gas Drilling - 1.0%
            85,000    Global Santa Fe Corp. (U.S. Shares)                          6,887,550
            76,100    Nabors Industries, Ltd.*                                     2,136,888
                                                                                   9,024,438
Oil Companies - Exploration and Production - 5.9%
           144,800    Anadarko Petroleum Corp.                                     8,546,096
            95,500    Bill Barrett Corp.*,#                                        4,469,400
           168,000    Chesapeake Energy Corp.#                                     6,632,640
            46,700    Devon Energy Corp.                                           4,361,780
           153,100    Forest Oil Corp.*                                            7,439,129
           180,000    Newfield Exploration Co.*                                    9,691,200
            65,000    Noble Energy, Inc.                                           4,975,100
           106,600    Southwestern Energy Co.*                                     5,514,418
             9,600    St. Mary Land & Exploration Co.                                406,656
                                                                                  52,036,419
Oil Field Machinery and Equipment - 0.4%
            66,000    Grant Prideco, Inc.*                                         3,244,560
Oil Refining and Marketing - 0.4%
            45,800    Valero Energy Corp.                                          3,225,694
Paper and Related Products - 2.4%
            93,500    Potlatch Corp.                                               4,456,210
           160,000    Rayonier, Inc.                                               7,726,400
           165,800    Temple-Inland, Inc.                                          8,898,486
                                                                                  21,081,096
Pharmacy Services - 0.6%
           190,000    Omnicare, Inc.                                               5,605,000
Pipelines - 3.6%
           230,000    Enterprise Products Partners L.P.#                           7,357,700
           150,000    Equitable Resources, Inc.                                    8,448,000
           190,000    Kinder Morgan Energy Partners L.P.#                          9,975,000
           107,000    Plains All American Pipeline L.P.                            5,902,120
                                                                                  31,682,820
Property and Casualty Insurance - 0.5%
           224,600    Progressive Corp.                                            4,155,100
Reinsurance - 1.3%
             2,700    Berkshire Hathaway, Inc. - Class B*                         11,917,800
REIT - Apartments - 1.1%
           114,900    Equity Residential Properties Trust                          4,800,522
            90,000    Home Properties, Inc.                                        4,627,800
                                                                                   9,428,322
REIT - Mortgages - 1.2%
           460,000    Annaly Mortgage Management, Inc.                             7,861,400
            95,600    Redwood Trust, Inc.#                                         2,519,060
                                                                                  10,380,460
REIT - Office Property - 1.4%
            50,000    Alexandria Real Estate Equities, Inc.                        5,157,000
            60,000    SL Green Realty Corp.                                        7,239,600
                                                                                  12,396,600
REIT - Regional Malls - 1.0%
            49,500    Macerich Co.                                                 4,242,645
           132,000    Pennsylvania Real Estate Investment Trust#                   5,035,800
                                                                                   9,278,445
REIT - Warehouse and Industrial - 0.6%
            77,200    ProLogis                                                     5,538,328
Retail - Apparel and Shoe - 0.9%
           226,800    Charming Shoppes, Inc.*                                      1,682,856
           250,000    Ross Stores, Inc.                                            6,755,000
                                                                                   8,437,856
Retail - Auto Parts - 1.5%
           320,000    Advance Auto Parts, Inc.                                    10,918,400
            20,000    AutoZone, Inc.*                                              2,488,200
                                                                                  13,406,600
Retail - Discount - 0.7%
           212,800    TJX Companies, Inc.                                          6,156,304
Retail - Drug Store - 0.4%
            94,820    CVS/Caremark Corp.                                           3,960,631
Retail - Mail Order - 0.4%
           108,000    Williams-Sonoma, Inc.                                        3,395,520
Retail - Major Department Stores - 0.7%
           110,000    J.C. Penney Company, Inc.                                    6,186,400
Retail - Office Supplies - 0.6%
           230,000    Staples, Inc.                                                5,368,200
Retail - Regional Department Stores - 0.3%
            95,100    Macy's, Inc.                                                 3,046,053
Savings/Loan/Thrifts - 0.5%
           161,000    Astoria Financial Corp.                                      4,184,390
Semiconductor Equipment - 0.2%
           104,400    Applied Materials, Inc.                                      2,027,448
Super-Regional Banks - 2.3%
            81,000    PNC Bank Corp.                                               5,844,960
            84,900    SunTrust Banks, Inc.                                         6,163,740
           267,400    U.S. Bancorp                                                 8,866,984
                                                                                  20,875,684
Telecommunication Services - 0.5%
            87,600    Embarq Corp.                                                 4,635,792
Telephone - Integrated - 0.9%
           125,000    CenturyTel, Inc.                                             5,506,250
           145,000    Sprint Nextel Corp.                                          2,479,500
                                                                                   7,985,750
Transportation - Railroad - 1.9%
           248,400    Kansas City Southern*                                        9,610,596
           144,400    Norfolk Southern Corp.                                       7,458,260
                                                                                  17,068,856
Transportation - Truck - 0.4%
           140,000    J.B. Hunt Transport Services, Inc.                           3,880,800
Wireless Equipment - 0.6%
           183,700    Motorola, Inc.                                               3,451,723
            53,300    Telefonaktiebolaget LM Ericsson (ADR)                        1,601,665
                                                                                   5,053,388
--------------------------------------------------------------------------------------------
Total Common Stock (cost $720,468,718)                                           788,802,540
--------------------------------------------------------------------------------------------
Money Markets - 6.5%
        55,845,450    Janus Institutional Cash Management Fund -
                      Institutional Shares, 5.15%                                 55,845,450
         1,995,000    Janus Institutional Money Market Fund -
                      Institutional Shares, 5.10%                                  1,995,000
Total Money Markets (cost $57,840,450)                                            57,840,450
--------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.2%
             2,069    Russell Mid-Cap Value Index
                         expires December 2007
                         exercise price $145.00**                                    633,528
            16,821    Russell Mid-Cap Value Index
                         expires December 2007
                         exercise price $111.09                                      282,290
            35,206    S&P Mid-Cap 400(R) Index
                         expires December 2007
                         exercise price $898.02**                                    783,016

Total Purchased Options - Puts (premiums paid $2,411,854)                          1,698,834
--------------------------------------------------------------------------------------------
Other Securities - 4.6%
        41,036,166    Alianz Dresdner Daily Asset Fund+ (cost $41,036,166)        41,036,166
--------------------------------------------------------------------------------------------

Total Investments (total cost $821,757,188) - 100%                           $   889,377,990
--------------------------------------------------------------------------------------------

         Geographic Summary of Investments by Country- (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
--------------------------------------------------------------------------------
Bermuda                                            2,136,888             0.2%
Canada                                            18,441,698             2.1%
Cayman Islands                                     6,887,550             0.8%
Sweden                                             1,601,665             0.2%
United States++                                  860,310,189            96.7%
--------------------------------------------------------------------------------
                        Total                 $  889,377,990           100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (85.6% excluding Short-Term Securities and Other Securities)

                                                                         Value
-------------------------------------------------------------------------------
Schedule of Written Options - Puts
                               Russell Mid-Cap Value Index**
                                  expires December 2007
                                  1,034 contracts
                                  exercise price $130.00           $    (46,840)
                               Russell Mid-Cap Value Index
                                  expires December 2007
                                  8,410 contracts
                                  exercise price $997.54                (35,523)
                               S&P Mid-Cap  400(R) Index
                                  expires December 2007
                                  17,603 contracts
                                  exercise price $806.39                (89,353)
-------------------------------------------------------------------------------
Total Written Options - Puts
                               (Premiums received $233,793)        $   (171,717)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward 0currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2007 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   $1,416,544

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                        Value
----------------------------------------------------------------------------------------------------------------
Commercial Paper - 19.4%
   $       400,000    Bavaria TRR Corp., 5.20%, 12/4/07 (Section 4(2)) ss.                         $     398,093
           405,000    Bryant Park Funding LLC, 6.00%, 11/21/07 (Section 4(2)) ss.                        403,650
           400,000    Giro Balanced Funding Corporation, 5.15%, 1/24/08 (Section 4(2)) ss.               395,193
           300,000    Lexington Parker Capital LLC, 5.25%, 1/17/08 (Section 4(2)) ss.                    296,632
           300,000    Manhattan Asset Funding Company LLC, 5.21%, 1/15/08 (Section 4(2)) ss.             296,743
           400,000    Morrigan TRR Funding LLC, 5.00%, 11/27/07 (Section 4(2)) ss.                       398,556
           400,000    Scaldis Capital LLC, 5.00%, 1/24/08 (Section 4(2)) ss.                             395,334
----------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $2,584,201)                                                               2,584,201
----------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 23.9%
           150,000    Advocare of South Carolina, Inc., 4.75%, 6/1/17                                    150,000
           400,000    Arapahoe County, Colorado, Industrial Development Revenue,
                      (Cottrell), Series B, 4.98%, 10/1/19                                               400,000
           310,000    Breckenridge Terrace LLC, 4.9063%, 5/1/39                                          310,000
           100,000    Capel, Inc., 4.75%, 9/1/09                                                         100,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC),
                      Series A, 4.9063%, 7/1/35                                                          350,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project),
                      4.89%, 12/22/24                                                                    190,000
           150,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick
                       Co.), Series A, 4.98%, 9/1/14                                                     150,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury
                      Project), Series B, 5.09%, 5/1/31                                                  880,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue,
                      (Brightons Mark), 5.00%, 4/1/20                                                    160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh,
                      Inc. Project), Series B, 5.37%, 11/1/19                                            300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation
                      Revenue, 4.94%, 11/1/29                                                            200,000
----------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,190,000)                                             3,190,000
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 14.8%
         1,000,000    Fannie Mae, 4.90%, 11/21/07                                                        997,277
         1,000,000    Federal Home Loan Discount Note, 4.55%, 4/16/08                                    978,893
----------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $1,976,170)                                                   1,976,170
----------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 41.9%
         3,300,000         Barclays Capital, Inc., 4.65%
                           dated 10/31/07, maturing 11/1/07
                           to be repurchased at  $3,300,426
                           collateralized by $3,805,379
                           in U.S. Government Agencies
                           5.4912%, 3/15/35
                           with a value of $3,366,000                                                  3,300,000
         2,300,000         Merrill Lynch Government Securities, Inc., 4.65%
                           dated 10/31/07, maturing 11/1/07
                           to be repurchased at $2,300,297
                           collateralized by $16,263,482
                           in U.S. Government Agencies
                           0% - 10.38%, 7/25/23 - 8/25/37
                           with a value of  $2,346,001                                                 2,300,000
----------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $5,600,000)                                                          5,600,000

----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $13,350,371) - 100%                                                  $  13,350,371
----------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                    Value as a
                                                                                                       % of
                                            Acquisition       Acquisition                           Investment
                                                Date             Cost               Value           Securities
--------------------------------------------------------------------------------------------------------------
Bavaria TRR Corp.
    5.20%, 12/4/07                            9/21/07        $     400,000      $     398,093             3.0%
Bryant Park Funding LLC
    6.00%, 11/21/07                           8/23/07        $     405,000      $     403,650             3.0%
Giro Balanced Funding Corp.
    5.15%, 1/24/08                            10/24/07       $     394,736      $     395,193             3.0%
Lexington Parker Capital LLC
    5.25%, 1/17/08                            10/17/07       $     295,975      $     296,632             2.2%
Manhattan Asset Funding Company LLC
    5.21%, 1/15/08                            10/17/07       $     296,093      $     296,743             2.2%
Morrigan TRR Funding LLC
    5.00%, 11/27/07                           10/24/07       $     400,000      $     398,556             3.0%
Scaldis Capital LLC
    5.00%, 1/24/08                            10/24/07       $     394,889      $     395,334             3.0%
--------------------------------------------------------------------------------------------------------------
                                                             $   2,586,693      $   2,584,201            19.4%
==============================================================================================================

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                     Value
----------------------------------------------------------------------------------------
Common Stock - 91.8%
Advertising Sales - 1.1%
             5,110    Lamar Advertising Co.*                             $       273,181
Audio and Video Products - 3.2%
            16,360    Sony Corp.                                                 808,390
Beverages - Wine and Spirits - 2.6%
            61,417    Davide Campari - Milano S.P.A.                             659,872
Building - Residential and Commercial - 1.1%
             4,995    Desarrolladora Homex S.A. (ADR)*                           282,267
Casino Hotels - 0.1%
            28,000    Galaxy Entertainment Group, Ltd.*                           30,560
Cellular Telecommunications - 4.7%
            15,575    America Movil S.A. de C.V. - Series L (ADR)              1,018,449
             6,650    Cellcom Israel, Ltd. (U.S. Shares)                         176,425
                                                                               1,194,874
Commercial Services - 1.1%
             4,980    CoStar Group, Inc.*                                        286,350
Computers - 9.7%
             7,515    Apple, Inc.*                                             1,427,475
             8,530    Research In Motion, Ltd. (U.S. Shares)*                  1,062,070
                                                                               2,489,545
Data Processing and Management - 1.1%
             3,510    NAVTEQ Corp.*                                              270,972
Diagnostic Kits - 3.5%
            11,685    Dade Behring Holdings, Inc.                                898,927
Diversified Minerals - 3.2%
            25,664    Companhia Vale do Rio Doce - Preference Shares             810,809
Electronic Measuring Instruments - 3.1%
            18,815    Trimble Navigation, Ltd.*                                  784,586
Engineering - Research and Development Services - 6.6%
            55,472    ABB, Ltd.                                                1,677,711
Finance - Investment Bankers/Brokers - 5.5%
             4,560    Goldman Sachs Group, Inc.                                1,130,515
             5,190    UBS A.G.                                                   278,623
                                                                               1,409,138
Finance - Other Services - 2.4%
               635    CME Group, Inc.                                            423,069
            12,585    MarketAxess Holdings, Inc.*                                197,207
                                                                                 620,276
Investment Management and Advisory Services - 2.2%
            10,425    National Financial Partners Corp.                          569,935
Medical - Biomedical and Genetic - 2.7%
            10,425    Celgene Corp.*                                             688,050
Medical - Drugs - 1.3%
             2,022    Roche Holding A.G.                                         345,735
Medical Instruments - 4.5%
             3,516    Intuitive Surgical, Inc.*                                1,149,275
Multi-Line Insurance - 1.6%
             7,040    Assurant, Inc.                                             411,418
Multimedia - 0.8%
             9,805    News Corporation, Inc. - Class A                           212,474
Oil Companies - Integrated - 2.4%
             8,650    Hess Corp.                                                 619,427
Printing - Commercial - 2.5%
            13,370    VistaPrint, Ltd.*                                          636,011
REIT - Diversified - 2.7%
            38,582    CapitalSource, Inc.                                        702,964
Retail - Apparel and Shoe - 1.6%
            10,425    Nordstrom, Inc.                                            411,162
Semiconductor Components/Integrated Circuits - 2.0%
            14,155    Cypress Semiconductor Corp.*                               517,365
Soap and Cleaning Preparations - 1.1%
             5,045    Reckitt Benckiser PLC                                      293,134
Storage and Warehousing - 0.6%
             8,210    Mobile Mini, Inc.*                                         147,205
Telecommunication Equipment - Fiber Optics - 2.0%
            21,315    Corning, Inc.                                              517,315
Telecommunication Services - 2.7%
             9,275    NeuStar, Inc. - Class A*                                   317,205
            16,055    Time Warner Telecom, Inc. - Class A*                       373,118
                                                                                 690,323
Telephone - Integrated - 1.2%
            14,760    GVT Holdings S.A.*                                         320,832
Transportation - Railroad - 1.6%
            25,580    All America Latina Logistica (GDR)                         406,666
Transportation - Services - 1.3%
             3,245    FedEx Corp.                                                335,338
Web Hosting/Design - 1.4%
             2,970    Equinix, Inc.*                                             346,480
Web Portals/Internet Service Providers - 1.7%
            14,110    Yahoo!, Inc.*                                              438,821
Wireless Equipment - 4.9%
            24,330    Crown Castle International Corp.*                          999,233
             5,900    QUALCOMM, Inc.                                             252,107
                                                                               1,251,340
----------------------------------------------------------------------------------------
Total Common Stock (cost $19,927,433)                                         23,508,728
----------------------------------------------------------------------------------------
Money Market - 8.2%
         2,089,728    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.15%
                         (cost $2,089,728)                                     2,089,728
----------------------------------------------------------------------------------------
Total Investments (total cost $22,017,161) - 100%                        $    25,598,456
----------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                      Value                   Securities
--------------------------------------------------------------------------------
Bermuda                             $      636,011                         2.5%
Brazil                                   1,538,307                         6.0%
Canada                                   1,062,070                         4.1%
Hong Kong                                   30,560                         0.1%
Israel                                     176,425                         0.7%
Italy                                      659,872                         2.6%
Japan                                      808,390                         3.2%
Mexico                                   1,300,716                         5.1%
Switzerland                              2,302,069                         9.0%
United Kingdom                             293,134                         1.1%
United States++                         16,790,902                        65.6%
--------------------------------------------------------------------------------
Total                               $   25,598,456                       100.0%
================================================================================

++    Includes Short-Term Securities (57.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

GDR                Global Depositary Receipt

PLC                Public Limited Company

Preference Shares  Securities that have a higher claim than other issues of stock on dividends and assets in liquidation.

REIT               Real Estate Investment Trust

U.S. Shares        Securities of foreign companies trading on an American
                   Stock Exchange.

*     Non-income-producing security.

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                           Value
-----------------------------------------------------------------------------------------------
Common Stock - 96.5%
Advanced Materials/Products - 1.8%
            14,880    Ceradyne, Inc.*                                           $     1,017,941
Applications Software - 0.9%
            28,305    Quest Software, Inc.*                                             492,507
Building - Mobile Home and Manufactured Homes - 2.3%
            26,550    Thor Industries, Inc.                                           1,274,400
Building and Construction - Miscellaneous - 1.3%
            26,562    Dycom Industries, Inc.*                                           750,377
Building Products - Lighting Fixtures - 1.1%
             9,438    Genlyte Group, Inc.*                                              614,414
Chemicals - Diversified - 1.4%
            13,140    FMC Corp.                                                         755,550
Collectibles - 1.0%
            18,465    RC2 Corp.*                                                        550,626
Commercial Banks - 8.9%
            14,862    BancFirst Corp.                                                   675,329
             8,668    Camden National Corp.                                             287,518
            37,241    CoBiz Financial, Inc.                                             664,752
            22,530    East West Bancorp, Inc.                                           760,161
             2,458    First Citizens BancShares, Inc. - Class A                         400,236
             5,780    Omega Financial Corp.                                             158,083
            15,721    Simmons First National Corp. - Class A                            425,096
            24,709    TriCo Bancshares                                                  546,069
            12,206    UMB Financial Corp.                                               512,652
            24,565    United Community Banks, Inc.                                      543,869
                                                                                      4,973,765
Commercial Services - 2.2%
            26,925    Steiner Leisure, Ltd.*                                          1,211,087
Commercial Services - Finance - 3.6%
            36,795    Deluxe Corp.                                                    1,484,310
            17,245    Jackson Hewitt Tax Service, Inc.                                  538,906
                                                                                      2,023,216
Computer Services - 0.7%
             7,050    CACI International, Inc.*                                         379,643
Consulting Services - 2.0%
            20,840    FTI Consulting, Inc.*                                           1,131,612
Consumer Products - Miscellaneous - 2.6%
            40,045    Jarden Corp.*                                                   1,422,398
Containers - Metal and Glass - 3.0%
            37,945    Owens-Illinois, Inc.*                                           1,685,517
Diversified Operations - 2.1%
            21,568    Crane Co.                                                       1,023,186
           553,794    Polytec Asset Holdings, Ltd. ss.                                  173,798
                                                                                      1,196,984
Electric - Integrated - 1.8%
            14,941    ALLETE, Inc.                                                      652,772
            10,730    Otter Tail Corp.                                                  371,687
                                                                                      1,024,459
Electronic Components - Miscellaneous - 0.8%
            20,815    Benchmark Electronics, Inc.*                                      426,916
Electronic Components - Semiconductors - 2.9%
            50,240    Microsemi Corp.*                                                1,336,886
            37,360    MIPS Technologies, Inc.*                                          295,144
                                                                                      1,632,030
Finance - Consumer Loans - 2.2%
            64,651    Nelnet, Inc. - Class A                                          1,201,216
Financial Guarantee Insurance - 1.0%
            78,671    Ram Holdings, Ltd.*                                               543,617
Food - Diversified - 0.7%
            10,325    J & J Snack Foods Corp.                                           367,777
Food - Retail - 1.8%
            13,406    Ruddick Corp.                                                     455,804
            12,779    Weis Markets, Inc.                                                560,870
                                                                                      1,016,674
Gas - Distribution - 0.9%
             7,782    Atmos Energy Corp.                                                218,285
            10,258    Piedmont Natural Gas Company, Inc.                                261,887
                                                                                        480,172
Hazardous Waste Disposal - 0.7%
            20,500    Newalta Income Fund                                               407,873
Internet Applications Software - 0.6%
            24,404    Interwoven, Inc.*                                                 346,293
Internet Incubators - 1.7%
           392,939    Safeguard Scientifics, Inc.*                                      923,407
Internet Infrastructure Equipment - 1.0%
            20,760    Avocent Corp.*                                                    561,143
Investment Companies - 1.3%
            48,053    KKR Fincial Holdings LLC                                          750,107
Investment Management and Advisory Services - 1.0%
            10,355    National Financial Partners Corp.                                 566,108
Lasers - Systems and Components - 2.8%
            22,652    Cymer, Inc.*                                                      962,710
            21,261    Excel Technology, Inc.*                                           598,285
                                                                                      1,560,995
Machinery - Electrical - 1.0%
            10,840    Regal-Beloit Corp.                                                531,594
Machinery - Farm - 0.7%
            17,265    Alamo Group, Inc.                                                 374,305
Machinery - General Industrial - 2.1%
            33,649    Applied Industrial Technologies, Inc.                           1,192,857
Medical - HMO - 0.5%
             6,310    Magellan Health Services, Inc.*                                   265,651
Medical - Outpatient and Home Medical Care - 0.5%
            12,910    LHC Group LLC*                                                    296,672
Medical Instruments - 0.5%
             9,271    CONMED Corp.*                                                     263,667
Multi-Line Insurance - 1.5%
            28,126    American Financial Group, Inc.                                    840,967
Non-Ferrous Metals - 1.9%
            13,689    RTI International Metals, Inc.*                                 1,070,206
Oil - Field Services - 1.1%
            30,480    TETRA Technologies, Inc.*                                         600,151
Oil and Gas Drilling - 1.3%
             8,498    Atwood Oceanics, Inc.*                                            715,872
Oil Companies - Exploration and Production - 5.6%
            25,720    Forest Oil Corp.*                                               1,249,734
            24,108    Mariner Energy, Inc.*                                             602,700
            12,545    Plains Exploration & Production Co.*                              639,167
            14,555    St. Mary Land & Exploration Co.                                   616,550
                                                                                      3,108,151
Printing - Commercial - 4.1%
            56,016    Cenveo, Inc.*                                                   1,264,841
            16,082    Consolidated Graphics, Inc.*                                    1,028,926
                                                                                      2,293,767
Real Estate Management/Services - 0.6%
            32,985    HFF, Inc.*                                                        331,499
Recreational Vehicles - 0.5%
             5,906    Polaris Industries, Inc.                                          290,457
REIT - Diversified - 0.6%
            38,487    CapLease, Inc.                                                    360,238
REIT - Health Care - 2.5%
            48,405    Medical Properties Trust, Inc.                                    635,558
            24,870    Nationwide Health Properties, Inc.                                776,441
                                                                                      1,411,999
REIT - Office Property - 2.5%
             5,539    Alexandria Real Estate Equities, Inc.                             571,292
            50,077    American Financial Realty Trust                                   337,519
             7,600    Kilroy Realty Corp.                                               494,304
                                                                                      1,403,115
REIT - Regional Malls - 2.0%
            18,734    Taubman Centers, Inc.                                           1,102,871
REIT - Shopping Centers - 0.9%
            19,670    Acadia Realty Trust                                               521,255
REIT - Warehouse and Industrial - 0.9%
            24,570    First Potomac Realty Trust                                        513,513
Savings/Loan/Thrifts - 0.2%
             5,758    Provident Financial Holdings, Inc.                                116,254
Telecommunication Equipment - 1.5%
            71,220    Arris Group, Inc.*                                                819,030
Telephone - Integrated - 1.7%
             9,350    Golden Telecom, Inc.                                              967,258
Transportation - Equipment and Leasing - 1.6%
            21,262    GATX Corp.                                                        871,104
Transportation - Truck - 1.3%
            32,647    Old Dominion Freight Line, Inc.*                                  737,496
Water - 1.0%
            11,730    American States Water Co.                                         533,129
Wire and Cable Products - 1.8%
            16,720    Belden, Inc.                                                      974,274
-----------------------------------------------------------------------------------------------
Total Common Stock (cost $44,469,604)                                                53,796,176
-----------------------------------------------------------------------------------------------
Money Markets - 3.5%
           996,663    Janus Institutional Cash Management Fund -
                      Institutional Shares, 5.15%                                       996,663
           931,600    Janus Institutional Money Market Fund -
                      Institutional Shares, 5.10%                                       931,600
-----------------------------------------------------------------------------------------------
Total Money Markets (cost $1,928,263)                                                 1,928,263

-----------------------------------------------------------------------------------------------
Total Investments (total cost $46,397,867) - 100%                               $    55,724,439
-----------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $      543,617              1.0%
Canada                                                 407,873              0.7%
Cayman Islands                                         173,798              0.3%
United States  ++                                   54,599,151             98.0%
--------------------------------------------------------------------------------
Total                                           $   55,724,439            100.0%
================================================================================

++    Includes Short-Term Securities (94.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT  Real Estate Investment Trust

*     Non-income-producing security.

ss.   Schedule of Restricted and Illiquid Securities
        (as of October 31, 2007)

-------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund
Polytec Asset Holdings, Ltd.                             5/5/06      $   142,915      $   173,798        0.3%
-------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                   Value
-------------------------------------------------------------------------------------------------------
Common Stock - 89.8%
Advertising Sales - 1.1%
             1,550    Lamar Advertising Co.*                                            $        82,863
Aerospace and Defense - 2.8%
             1,775    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                       86,566
             1,625    Spirit Aerosystems Holdings, Inc.*                                         56,420
             1,330    TransDigm Group, Inc.*                                                     60,542
                                                                                                203,528
Apparel Manufacturers - 0.8%
             4,370    Quiksilver, Inc.*                                                          58,995
Applications Software - 0.5%
             1,725    Red Hat, Inc.*                                                             37,243
Auction House - Art Dealer - 0.7%
               650    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                              48,640
Audio and Video Products - 0.9%
             2,365    DTS, Inc.*                                                                 67,237
Building - Mobile Home and Manufactured Homes - 0.9%
             1,350    Thor Industries, Inc.                                                      64,800
Casino Services - 1.5%
            12,674    Elixir Gaming Technologies Inc.*, ##, oo, ss.                              56,342
             1,530    Scientific Games Corp. - Class A*                                          55,310
                                                                                                111,652
Chemicals - Plastics - 0.6%
             1,615    Metabolix, Inc.*                                                           46,657
Commercial Banks - 1.7%
             1,290    East West Bancorp, Inc.                                                    43,525
             1,660    Westamerica Bancorporation                                                 79,812
                                                                                                123,337
Commercial Services - 2.6%
             1,445    CoStar Group, Inc.*                                                        83,088
             3,085    Iron Mountain, Inc.*                                                      107,142
                                                                                                190,230
Commercial Services - Finance - 2.3%
             3,190    Euronet Worldwide, Inc.*                                                  102,175
             2,135    Jackson Hewitt Tax Service, Inc.                                           66,719
                                                                                                168,894
Computer Services - 1.7%
             1,170    Ceridian Corp.*                                                            42,050
             1,335    IHS, Inc. - Class A*                                                       84,172
                                                                                                126,222
Computer Software - 0.9%
             1,810    Omniture, Inc.*, #                                                         61,830
Data Processing and Management - 1.0%
               905    NAVTEQ Corp.*                                                              69,866
Diagnostic Kits - 0.8%
               500    IDEXX Laboratories, Inc.*                                                  60,890
Distribution/Wholesale - 2.3%
             1,950    MWI Veterinary Supply, Inc.*                                               81,413
             3,265    NuCo2, Inc.                                                                84,204
                                                                                                165,617
Diversified Operations - 2.2%
             1,340    Crane Co.                                                                  63,570
            25,000    Melco International Development, Ltd.                                      47,716
           145,936    Polytec Asset Holdings, Ltd. ss.                                           45,799
                                                                                                157,085
E-Commerce/Services - 0.2%
             7,500    Alibaba.com Corporation (144A)oo                                           13,064
Electronic Components - Semiconductors - 3.4%
            18,209    ARM Holdings PLC                                                           56,436
             1,700    IPG Photonics Corp.*                                                       32,368
             1,965    Microchip Technology, Inc.                                                 65,178
             1,120    Microsemi Corp.*                                                           29,803
             2,030    SiRF Technology Holdings, Inc.*                                            60,514
                                                                                                244,299
Electronic Connectors - 1.4%
             2,285    Amphenol Corp. - Class A                                                  101,157
Electronic Measuring Instruments - 0.9%
             1,615    Trimble Navigation, Ltd.*                                                  67,346
Energy - Alternate Sources - 1.6%
             2,030    JA Solar Holdings Company, Ltd. (ADR)*                                    116,928
Filtration and Separations Products - 1.4%
             2,830    CLARCOR, Inc.                                                             103,182
Finance - Consumer Loans - 0.8%
             3,155    Nelnet, Inc. - Class A                                                     58,620
Finance - Other Services - 0.7%
             3,230    MarketAxess Holdings, Inc.*                                                50,614
Firearms and Ammunition - 0.9%
             6,695    Sturm Ruger and Company, Inc.*                                             62,598
Footwear and Related Apparel - 0.8%
             2,235    Wolverine World Wide, Inc.                                                 57,305
Human Resources - 1.4%
             4,625    Resources Connection, Inc.*                                               105,311
Internet Applications Software - 0.3%
                38    E-Seikatsu Company, Ltd.*                                                  24,817
Internet Content - Information/News - 0.3%
             5,350    Harris Interactive, Inc.*                                                  24,664
Machinery - General Industrial - 1.0%
            69,175    Shanghai Electric Group Company, Ltd.                                      69,287
Medical - Drugs - 0.7%
             4,570    Achillion Pharmaceuticals, Inc.*                                           25,364
             2,150    Array BioPharma, Inc.*                                                     24,080
                                                                                                 49,444
Medical Instruments - 2.4%
               100    Intuitive Surgical, Inc.*                                                  32,687
             1,185    Kyphon, Inc.*                                                              83,993
               620    Ventana Medical Systems, Inc.*                                             54,560
                                                                                                171,240
Medical Products - 1.4%
               160    Nobel Biocare Holding A.G.                                                 46,747
             2,395    Tomotherapy, Inc.*                                                         52,378
                                                                                                 99,125
Oil - Field Services - 0.9%
             2,160    Acergy S.A. (ADR)                                                          62,510
Oil and Gas Drilling - 1.1%
             2,520    Helmerich & Payne, Inc.                                                    79,682
Oil Companies - Exploration and Production - 1.8%
             1,140    Carrizo Oil & Gas, Inc.*                                                   58,585
             3,805    Petrohawk Energy Corp.*                                                    70,392
                                                                                                128,977
Physician Practice Management - 1.8%
               915    Healthways, Inc.*                                                          55,541
             1,150    Pediatrix Medical Group, Inc.*                                             75,325
                                                                                                130,866
Power Converters and Power Supply Equipment - 0.6%
             2,925    Advanced Energy Industries, Inc.*                                          46,800
Printing - Commercial - 1.2%
             1,905    VistaPrint, Ltd.*                                                          90,621
Publishing - Newspapers - 1.3%
             3,385    Dolan Media*                                                               91,395
Real Estate Operating/Development - 1.0%
             3,415    Rodobens Negocios Imobiliarios S.A.                                        43,433
               850    St. Joe Co.                                                                28,781
                                                                                                 72,214
REIT - Diversified - 0.8%
             3,313    CapitalSource, Inc.                                                        60,363
Respiratory Products - 0.9%
             1,365    Respironics, Inc.*                                                         68,332
Retail - Apparel and Shoe - 0.8%
               770    Abercrombie & Fitch Co. - Class A                                          60,984
Retail - Computer Equipment - 0.8%
             1,025    GameStop Corp. - Class A*                                                  60,701
Retail - Perfume and Cosmetics - 0.2%
               325    Ulta Salon, Cosmetics & Fragrance, Inc.*                                   11,115
Retail - Petroleum Products - 0.8%
             1,235    World Fuel Services Corp.                                                  54,698
Retail - Restaurants - 1.0%
               510    Chipotle Mexican Grill, Inc. - Class A*                                    70,890
Retail - Sporting Goods - 0.4%
               660    Zumiez, Inc.*                                                              27,628
Schools - 1.3%
               505    Strayer Education, Inc.                                                    94,162
Semiconductor Components/Integrated Circuits - 2.3%
            13,565    Atmel Corp.*                                                               66,469
             2,705    Cypress Semiconductor Corp.*                                               98,867
                                                                                                165,336
Specified Purpose Acquisition Company - 0.4%
             3,485    Information Services Group, Inc.*                                          26,277
Telecommunication Equipment - 1.0%
             1,595    CommScope, Inc.*                                                           75,236
Telecommunication Services - 5.2%
             1,575    Amdocs, Ltd. (U.S. Shares)*                                                54,180
             2,725    NeuStar, Inc. - Class A*                                                   93,195
             3,835    SAVVIS, Inc.*                                                             144,885
             3,690    Time Warner Telecom, Inc. - Class A*                                       85,756
                                                                                                378,016
Theaters - 1.0%
             2,735    National Cinemedia, Inc.                                                   73,626
Therapeutics - 2.3%
               575    Amylin Pharmaceuticals, Inc.*                                              25,887
             2,940    MannKind Corp.*                                                            26,842
             2,390    MGI Pharma, Inc.*                                                          77,866
             1,405    Theravance, Inc.*                                                          35,153
                                                                                                165,748
Toys - 0.9%
             3,175    Mattel, Inc.                                                               66,326
Transactional Software - 2.9%
             4,005    Innerworkings, Inc.*                                                       64,440
             3,460    Solera Holdings, Inc.*                                                     74,425
             1,440    VeriFone Holdings, Inc.*                                                   71,179
                                                                                                210,044
Transportation - Equipment and Leasing - 0.9%
             1,535    GATX Corp.                                                                 62,889
Transportation - Marine - 1.0%
             2,195    Horizon Lines, Inc. - Class A                                              69,055
Transportation - Services - 1.8%
             1,360    C.H. Robinson Worldwide, Inc.                                              67,892
            16,000    Integrated Distribution Services Group, Ltd.                               62,754
                                                                                                130,646
Transportation - Truck - 3.3%
             3,230    Forward Air Corp.                                                         105,395
             4,830    Heartland Express, Inc.                                                    67,330
             3,015    Old Dominion Freight Line, Inc.*                                           68,109
                                                                                                240,834
Veterinary Diagnostics - 0.9%
             1,380    VCA Antech, Inc.*                                                          63,549
Web Hosting/Design - 2.5%
               940    Equinix, Inc.*                                                            109,661
             9,510    Terremark Worldwide, Inc.*, #                                              73,512
                                                                                                183,173
Wireless Equipment - 1.8%
             3,695    SBA Communications Corp. - Class A*                                       131,542
-------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,651,072)                                                          6,518,822
-------------------------------------------------------------------------------------------------------
Money Markets - 9.1%
           654,765    Janus Institutional Cash Management Fund - Institutional Shares,
                      5.15%                                                                     654,765
             9,000    Janus Institutional Money Market Fund - Institutional Shares,
                      5.10%                                                                       9,000
-------------------------------------------------------------------------------------------------------
Total Money Markets (cost $663,765)                                                             663,765
-------------------------------------------------------------------------------------------------------
Other Securities - 1.1%
            79,075    Allianz Dresdner Daily Asset Fund + (cost $79,075)                         79,075

-------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,393,912) - 100%                                        $     7,261,662
-------------------------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Bermuda                                          $      90,621              1.3%
Brazil                                                 129,999              1.8%
Canada                                                  48,640              0.7%
Cayman Islands                                          45,799              0.6%
China                                                  199,279              2.8%
Hong Kong                                              110,470              1.5%
Japan                                                   24,817              0.3%
Switzerland                                             46,747              0.6%
United Kingdom                                         110,616              1.5%
United States  ++                                    6,454,674             88.9%
--------------------------------------------------------------------------------
Total                                            $   7,261,662            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (78.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 act.

ADR          American Depositary Receipt

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

##    Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of October 31, 2007)

--------------------------------------------------------------------------------
                                                              Value as a % of
Janus Adviser Small-Mid Growth Fund           Value        Investment Securities
--------------------------------------------------------------------------------
Alibaba.com Corporation (144A)            $  13,064                         0.2%
Elixir Gaming Technologies Inc.              56,342                         0.8%
--------------------------------------------------------------------------------
                                          $  69,406                         1.0%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
--------------------------------------------------------------------------------

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                Value as a % of
                                          Acquisition Date   Acquisition Cost    Value       Investment Securities
------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund
Elixir Gaming Technologies Inc.               10/19/07        $    44,359      $  56,342                       0.8%
Polytec Asset Holdings, Ltd.              5/5/06 - 0/31/07         43,062         45,799                       0.6%
------------------------------------------------------------------------------------------------------------------
                                                              $    87,421      $ 102,141                       1.4%
------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                    Value
-------------------------------------------------------------------------------------------------------
Common Stock - 95.2%
Agricultural Chemicals - 3.7%
            30,590    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)            $     3,757,064
            13,317    Syngenta A.G.                                                           3,216,345
                                                                                              6,973,409
Apparel Manufacturers - 3.3%
           374,700    Esprit Holdings, Ltd.                                                   6,371,805
Applications Software - 1.3%
           491,005    Misys PLC                                                               2,480,723
Audio and Video Products - 1.0%
            37,300    Sony Corp.                                                              1,843,090
Automotive - Cars and Light Trucks - 0%
                 2    Nissan Motor Company, Ltd.                                                     23
Broadcast Services and Programming - 1.1%
            52,575    Liberty Global, Inc. - Class A*                                         2,063,569
Building - Residential and Commercial - 6.2%
           110,660    Centex Corp.                                                            2,773,140
           113,370    Lennar Corp. - Class A                                                  2,590,505
           187,375    Pulte Homes, Inc.                                                       2,780,644
           136,565    Ryland Group, Inc. #                                                    3,882,542
                                                                                             12,026,831
Building and Construction Products - Miscellaneous - 1.0%
            47,660    USG Corp.*, #                                                           1,894,485
Casino Hotels - 0.1%
           160,000    Galaxy Entertainment Group, Ltd.*                                         174,628
Cellular Telecommunications - 1.6%
           760,755    Vodafone Group PLC                                                      3,000,403
Chemicals - Diversified - 1.3%
            37,700    Shin-Etsu Chemical Company, Ltd.                                        2,415,236
Computers - 5.9%
           374,915    Dell, Inc.*                                                            11,472,398
Distribution/Wholesale - 1.1%
           423,800    Li & Fung, Ltd.                                                         2,006,670
Diversified Operations - 1.1%
            51,350    Tyco International, Ltd.                                                2,114,080
E-Commerce/Products - 1.0%
            21,195    Amazon.com, Inc.*                                                       1,889,534
E-Commerce/Services - 3.9%
            95,650    eBay, Inc.*                                                             3,452,966
            59,140    Expedia, Inc.*, #                                                       1,931,512
            67,335    IAC/InterActiveCorp*                                                    1,983,689
                                                                                              7,368,167
Electronic Components - Miscellaneous - 3.2%
           100,677    Koninklijke (Royal) Philips Electronics N.V.                            4,179,607
            51,350    Tyco Electronics, Ltd.                                                  1,831,655
                                                                                              6,011,262
Electronic Components - Semiconductors - 2.4%
           437,870    ARM Holdings PLC                                                        1,357,108
             2,070    Samsung Electronics Company, Ltd.                                       1,285,625
            58,935    Texas Instruments, Inc.                                                 1,921,281
                                                                                              4,564,014
Energy - Alternate Sources - 0.3%
             9,210    Suntech Power Holdings Company, Ltd. (ADR)*                               542,377
Finance - Investment Bankers/Brokers - 4.9%
            44,280    Citigroup, Inc.                                                         1,855,332
           103,968    JP Morgan Chase & Co.                                                   4,886,496
            48,279    UBS A.G.                                                                2,591,834
                                                                                              9,333,662
Finance - Mortgage Loan Banker - 1.7%
            14,435    Fannie Mae                                                                823,372
            33,744    Housing Development Finance Corporation, Ltd.                           2,393,932
                                                                                              3,217,304
Food - Retail - 0.6%
            12,859    Metro A.G.                                                              1,165,574
Insurance Brokers - 3.7%
           167,585    Willis Group Holdings, Ltd.                                             7,093,873
Investment Companies - 0.1%
            12,001    RHJ International*                                                        210,855
Medical - Biomedical and Genetic - 1.0%
            32,865    Amgen, Inc.*                                                            1,909,785
Medical - Drugs - 2.0%
            23,125    Merck & Company, Inc.                                                   1,347,263
            35,900    Pfizer, Inc.                                                              883,499
             8,736    Roche Holding A.G.                                                      1,493,738
                                                                                              3,724,500
Medical - HMO - 2.0%
            16,940    Aetna, Inc.                                                               951,520
            13,465    Coventry Health Care, Inc.*                                               812,074
            40,930    UnitedHealth Group, Inc.                                                2,011,709
                                                                                              3,775,303
Medical Products - 1.1%
            51,350    Covidien, Ltd.                                                          2,136,160
Multimedia - 1.2%
           114,706    Publishing & Broadcasting, Ltd.                                         2,240,843
Networking Products - 2.3%
           135,025    Cisco Systems, Inc.*                                                    4,463,927
Pharmacy Services - 2.0%
            40,520    Medco Health Solutions, Inc.*                                           3,824,278
Property and Casualty Insurance - 3.5%
            67,395    First American Corp.                                                    2,028,590
           117,700    Millea Holdings, Inc.                                                   4,636,395
                                                                                              6,664,985
Real Estate Management/Services - 1.8%
            21,300    Daito Trust Construction Company, Ltd.                                    986,757
            81,000    Mitsubishi Estate Company, Ltd.                                         2,420,567
                                                                                              3,407,324
Real Estate Operating/Development - 1.1%
           377,000    CapitaLand, Ltd.                                                        2,122,700
Reinsurance - 2.8%
             1,212    Berkshire Hathaway, Inc. - Class B*                                     5,349,768
Retail - Apparel and Shoe - 1.6%
            40,764    Industria de Diseno Textil S.A.                                         3,046,049
Retail - Consumer Electronics - 1.5%
            27,970    Yamada Denki Company, Ltd.                                              2,879,263
Retail - Drug Store - 1.7%
            76,855    CVS/Caremark Corp.                                                      3,210,233
Retail - Major Department Stores - 0.2%
             3,370    Sears Holdings Corp.*                                                     454,242
Schools - 0.6%
            15,020    Apollo Group, Inc. - Class A*                                           1,190,485
Semiconductor Components/Integrated Circuits - 1.5%
           162,515    Marvell Technology Group, Ltd.*                                         2,930,145
Semiconductor Equipment - 0.6%
            30,320    ASML Holding N.V.*                                                      1,060,915
Telecommunication Equipment - Fiber Optics - 0.5%
            39,030    Corning, Inc.                                                             947,258
Telephone - Integrated - 1.3%
           144,510    Sprint Nextel Corp.                                                     2,471,121
Television - 5.7%
           772,795    British Sky Broadcasting Group PLC                                     10,952,386
Transportation - Services - 0.9%
            23,035    United Parcel Service, Inc. - Class B                                   1,729,929
Web Portals/Internet Service Providers - 4.3%
           264,980    Yahoo!, Inc.*                                                           8,240,878
Wireless Equipment - 3.5%
           122,755    Nokia Oyj                                                               4,875,004
           584,625    Telefonaktiebolaget L.M. Ericsson - Class B                             1,756,936
                                                                                              6,631,940
-------------------------------------------------------------------------------------------------------
Total Common Stock (cost $141,162,017)                                                      181,598,389
-------------------------------------------------------------------------------------------------------
Money Market - 3.6%
         6,803,221    Janus Institutional Cash Management Fund - Institutional Shares,
                      5.15% (cost $6,803,221)                                                 6,803,221
-------------------------------------------------------------------------------------------------------
Other Securities - 1.2%
         2,195,225    Allianz Dresdner Daily Asset Fund + (cost $2,195,225)                   2,195,225

-------------------------------------------------------------------------------------------------------
Total Investments (total cost $150,160,463) - 100%                                      $   190,596,835
-------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                      $     2,240,843              1.2%
Belgium                                                210,855              0.1%
Bermuda                                             20,516,573             10.7%
Canada                                               3,757,064              2.0%
Cayman Islands                                         542,377              0.3%
Finland                                              4,875,004              2.6%
Germany                                              1,165,574              0.6%
Hong Kong                                              174,628              0.1%
India                                                2,393,932              1.3%
Japan                                               15,181,331              8.0%
Netherlands                                          5,240,522              2.8%
Singapore                                            2,122,700              1.1%
South Korea                                          1,285,625              0.7%
Spain                                                3,046,049              1.6%
Sweden                                               1,756,936              0.9%
Switzerland                                          7,301,917              3.9%
United Kingdom                                      17,790,620              9.3%
United States ++                                   100,994,285             52.8%
--------------------------------------------------------------------------------
Total                                          $   190,596,835            100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (48.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Institutional Cash Management Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                            Value
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 13.6%
   $    50,000,000    Banco Bilbao Vizcaya, 5.255%, 1/7/08                                            $    50,000,459
        25,000,000    Bank of Tokyo - Mitsubishi UFJ, 5.70%, 11/13/07                                      25,000,000
        25,000,000    Bank of Tokyo - Mitsubishi UFJ, 5.515%, 12/18/07                                     25,000,000
        35,000,000    Barclay's Bank, New York, 5.50%, 3/11/08                                             35,000,000
        40,000,000    Calyon, New York, 5.1075%, 4/22/08                                                   40,000,000
       100,000,000    Calyon, New York, 5.38%, 5/9/08 (144A)                                               99,999,999
        35,000,000    Calyon, New York, 4.85%, 10/20/08                                                    34,953,058
        20,000,000    Canadian Imperial Bank of Commerce, 5.045%, 4/17/08                                  19,990,862
        40,000,000    HSH Nordbank A.G., New York, 5.38%, 11/13/07                                         39,994,509
        35,000,000    HSH Nordbank A.G., New York, 5.19%, 1/18/08                                          35,000,000
        50,000,000    Mitsubishi Trust and Bank, 5.18%, 12/4/07                                            50,000,000
        35,000,000    Mitsubishi Trust and Bank, 5.55%, 12/20/07                                           35,000,000
        30,000,000    Mitsubishi Trust and Bank, 5.22%, 4/22/08                                            30,000,000
        25,000,000    Mizuho Corporate Bank, New York, 5.87%, 11/6/07                                      25,000,000
        30,000,000    Natexis Banques Populaires, New York, 5.25%, 5/8/08 (144A)                           30,000,000
        25,000,000    Norinchunkin Bank, New York, 5.52%, 11/19/07                                         25,000,000
        20,000,000    Shinkin Central Bank, New York, 5.82%, 12/5/07                                       20,000,000
        30,000,000    Shinkin Central Bank, New York, 5.55%, 12/20/07                                      30,000,000
        50,000,000    Shinkin Central Bank, New York, 5.26%, 1/4/08                                        50,000,000
        20,000,000    Shinkin Central Bank, New York, 5.27%, 1/9/08                                        20,000,000
        20,000,000    Shinkin Central Bank, New York, 5.25%, 1/18/08                                       20,000,000
        30,000,000    Societe Generale, New York, 5.60%, 11/30/07                                          30,000,000
        50,000,000    Sumitomo Trust and Bank, 5.18%, 12/4/07                                              50,000,000
        20,000,000    Svenska Handelsbanken AB, 5.00%, 10/9/08                                             20,000,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $839,938,887)                                                         839,938,887
---------------------------------------------------------------------------------------------------------------------
Commercial Paper - 31.5%
        25,000,000    Aquinas Funding LLC, 6.10%, 12/10/07 (Section 4(2))                                  24,834,792
        76,099,000    Aquinas Funding LLC, 5.20%, 1/10/08 (Section 4(2))                                   75,329,555
        20,408,000    Aquinas Funding LLC, 5.05%, 1/23/08 (Section 4(2))                                   20,170,389
        35,473,000    Aquinas Funding LLC, 4.87%, 1/24/08 (Section 4(2))                                   35,069,908
        18,000,000    Asscher Finance Corp., 6.00%, 12/10/07 (144A)                                        17,883,000
        50,000,000    Atlantic Asset Securitization LLC, 5.07%, 11/6/07 (Section 4(2))                     49,964,792
        20,000,000    Atlantic Asset Securitization LLC, 5.02%, 11/15/07 (Section 4(2))                    19,960,956
        80,000,000    Banco Bilbao Vizcaya, 4.95%, 11/1/07 (Section 4(2))                                  80,000,000
        13,395,000    Banco Bilbao Vizcaya, 5.11%, 1/10/08 (Section 4(2))                                  13,261,906
        24,000,000    Bavaria TRR Corp., 5.25%, 11/6/07 (Section 4(2))                                     23,982,500
        50,000,000    Bavaria TRR Corp., 5.10%, 11/15/07 (Section 4(2))                                    49,900,833
        26,200,000    Bavaria TRR Corp., 4.90%, 11/16/07 (Section 4(2))                                    26,146,508
        33,000,000    Bavaria TRR Corp., 5.05%, 11/19/07 (Section 4(2))                                    32,918,820
        17,500,000    Bavaria TRR Corp., 5.20%, 12/4/07 (Section 4(2))                                     17,417,065
        20,000,000    Bryant Park Funding LLC, 5.95%, 12/13/07 (Section 4(2))                              19,861,167
        54,000,000    Check Point Charlie LLC, 5.45%, 11/1/07 (Section 4(2))                               54,000,000
        63,000,000    Giro Balanced Funding Corporation, 5.15%, 11/1/07 (Section 4(2))                     63,000,000
        20,000,000    Giro Balanced Funding Corporation, 5.70%, 12/14/07 (Section 4(2))                    19,863,833
        50,000,000    Giro Balanced Funding Corporation, 5.50%, 12/17/07 (Section 4(2))                    49,648,611
        48,000,000    Giro Balanced Funding Corporation, 5.35%, 1/22/08 (Section 4(2))                     47,415,067
        45,937,000    La Fayette Asset Securitization LLC, 5.10%, 11/1/07 (Section 4(2))                   45,937,000
        18,506,000    La Fayette Asset Securitization LLC, 5.00%, 11/6/07 (Section 4(2))                   18,493,149
        24,500,000    Lexington Parker Capital LLC, 5.225%, 11/9/07 (Section 4(2))                         24,471,144
        24,000,000    Lexington Parker Capital LLC, 5.225%, 11/13/07 (Section 4(2))                        23,958,200
        50,000,000    Lexington Parker Capital LLC, 5.225%, 11/14/07 (Section 4(2))                        49,905,660
        50,000,000    Lexington Parker Capital LLC, 5.25%, 1/17/08 (Section 4(2))                          49,438,542
        33,000,000    Lexington Parker Capital LLC, 5.10%, 1/25/08 (Section 4(2))                          32,602,625
        20,000,000    Manhattan Asset Funding Company LLC, 5.20%, 11/1/07 (Section 4(2))                   20,000,000
        42,347,000    Manhattan Asset Funding Company LLC, 5.12%, 11/14/07 (Section 4(2))                  42,268,705
        36,329,000    Manhattan Asset Funding Company LLC, 5.00%, 1/9/08 (Section 4(2))                    35,980,847
        49,000,000    Manhattan Asset Funding Company LLC, 5.175%, 1/17/08 (Section 4(2))                  48,471,748
        23,300,000    Manhattan Asset Funding Company LLC, 5.00%, 1/18/08 (Section 4(2))                   23,047,583
        11,000,000    Medical Building Funding IV Series 2002 LLC, 4.90%, 11/28/07                         10,959,575
        54,000,000    Morrigan TRR Funding LLC, 5.00%, 11/6/07 (144A)                                      53,962,500
        20,000,000    Morrigan TRR Funding LLC, 5.35%, 11/8/07 (144A)                                      19,979,194
        59,000,000    Morrigan TRR Funding LLC, 5.10%, 11/14/07 (144A)                                     58,889,771
        50,000,000    Morrigan TRR Funding LLC, 5.00%, 11/27/07 (144A)                                     49,819,444
        50,000,000    Nieuw Amsterdam Receivables Corp., 5.20%, 1/7/08 (Section 4(2))                      49,516,111
        50,000,000    Nieuw Amsterdam Receivables Corp., 5.20%, 1/9/08 (Section 4(2))                      49,501,667
        75,000,000    Scaldis Capital LLC, 5.18%, 11/7/07 (Section 4(2))                                   74,935,208
        85,000,000    Scaldis Capital LLC, 5.06%, 11/15/07 (Section 4(2))                                  84,831,961
        35,000,000    Scaldis Capital LLC, 5.06%, 11/16/07 (Section 4(2))                                  34,926,208
        13,243,000    Scaldis Capital LLC, 5.18%, 12/19/07 (Section 4(2))                                  13,151,535
        75,000,000    Three Pillars Funding LLC, 5.23%, 11/7/07 (Section 4(2))                             74,934,750
        49,995,000    Three Pillars Funding LLC, 5.10%, 11/15/07 (Section 4(2))                            49,895,843
        23,577,000    Victory Receivables Corp., 5.07%, 11/13/07 (Section 4(2))                            23,537,155
        30,000,000    Victory Receivables Corp., 5.08%, 11/16/07 (Section 4(2))                            29,936,500
        30,000,000    Victory Receivables Corp., 5.08%, 11/19/07 (Section 4(2))                            29,923,800
        20,000,000    Victory Receivables Corp., 5.25%, 1/15/08 (Section 4(2))                             19,781,250
        50,000,000    Victory Receivables Corp., 5.11%, 1/17/08 (Section 4(2))                             49,453,514
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,933,140,891)                                                            1,933,140,891
---------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 26.6%
        15,000,000    Abbey National, 5.14813%, 9/30/08                                                    14,979,929
        30,000,000    Allied Irish Banks, 5.00125%, 8/18/08 ss.                                            29,932,490
        20,000,000    ANZ National International London, 5.12188%, 9/5/08 ss.                              20,000,816
        25,000,000    Ares VII CLO, Ltd., Class A-1A, 5.40625%, 5/8/15 ss.                                 25,000,000
        20,000,000    Banco Santander Totta S.A., 5.07%, 9/15/08 (144A)                                    20,000,188
        79,000,000    Bank of America Securities LLC, 5.0475%, 11/1/07                                     79,000,000
        30,000,000    Bank of America Securities LLC, 4.9875%, 11/8/07                                     29,999,106
        15,000,000    Bank of America Securities LLC, 4.9875%, 6/13/08                                     14,986,211
        20,000,000    Bank of Scotland PLC, 5.305%, 11/4/08                                                20,000,000
        50,000,000    Barclay's Bank, New York, 5.23125%, 10/23/08                                         50,000,000
        30,000,000    BCP Finance Bank, Ltd., 5.17375%, 10/2/08 (144A)                                     30,000,000
        50,000,000    BES Finance, Ltd., 5.17375%, 6/1/12 (144A) (144A)                                    50,000,000
         5,200,000    BNP Paribas, 5.06063%, 7/3/08                                                         5,191,978
        40,000,000    Caja de Ahorros y Pensiones de Barcelona, 5.15125%, 7/23/08                          40,000,000
        50,000,000    CAM US Finance S.A., 5.24%, 7/25/08 (144A)                                           50,000,000
         5,000,000    Canadian Imperial Bank of Commerce, 5.55%, 5/27/08                                    4,993,423
         5,460,000    C-Mek Realty, 4.87%, 6/1/27                                                           5,460,000
         4,025,000    Colorado Natural Gas, Inc., Series 2005, 4.90%, 7/1/32                                4,025,000
         3,161,000    Cornerstone Funding Corp. I, Series 2003B, 4.87%, 2/26/23                             3,161,000
        11,000,000    Cullinan Finance Corp., 5.07125%, 2/15/08 (144A)                                     10,999,372
        20,000,000    Cullinan Finance Corp., 5.05%, 2/25/08 (144A)                                        19,994,901
         4,000,000    Dexia Bank, New York, 4.76875%, 9/29/08                                               3,993,562
        15,000,000    Dorada Finance Corp., 5.0175%, 8/20/08 (144A)                                        14,992,795
       152,000,000    EMC Mortgage Corp. (same day put), 5.1875%, 5/8/26                                  152,000,001
         6,500,000    Fortis Bank, N.V., 4.6975%, 6/30/08                                                   6,489,982
        50,000,000    HSH Nordbank A.G., New York, 5.0075%, 9/19/08 (144A)                                 50,000,000
        50,000,000    HSH Nordbank A.G., New York, 5.01%, 6/23/15 (144A)                                   50,000,000
        70,000,000    Lehman Brothers, Inc. (90 day put), 5.0875%, 4/5/27 ##                               70,000,000
        15,600,000    Lloyd's TSB Group PLC, 5.09188%, 6/5/12 ss.                                          15,564,342
         3,075,000    Lone Tree Building Authority, 5.25%, 12/1/17                                          3,075,000
         4,100,000    Lowell Family LLC, 4.88%, 4/1/30                                                      4,100,000
        20,000,000    Mitsubishi Trust and Bank, 5.12188%, 2/5/08                                          20,000,000
        30,000,000    Natexis Banques Populaires, New York, 5.13125%, 4/21/08                              30,000,000
        30,000,000    Natexis Banques Populaires, New York, 5.08%, 9/12/08                                 30,000,000
         2,075,000    New Jersey Economic Development Authority Revenue, (Three Woodbury Project),
                      Series B, 5.20%, 5/1/31                                                               2,075,000
         3,205,000    Public Building Authority of Irondale, AL, 4.88%, 10/2/35                             3,205,000
        15,000,000    Royal Bank of Scotland, 5.2375%, 12/21/07 ss.                                        14,996,359
        20,000,000    Royal Bank of Scotland, 5.25875%, 4/11/08 ss.                                        19,981,096
        10,000,000    Royal Bank of Scotland, 5.21875%, 4/18/08 ss.                                         9,989,681
        15,000,000    Sedna Finance, Inc., 5.0975%, 8/20/08 (144A)                                         15,000,000
        15,000,000    Shiprock Finance SF-1, Series 2007-1A, 5.26813%, 4/11/08 ss.                         15,000,000
        28,000,000    Shiprock Finance SF-1, Series 2007-3A, 4.8625%, 4/11/08 ss.                          28,000,000
        15,000,000    Skandinaviska Enskilda Bank, New York, 5.19625%, 10/20/08 ss.                        15,000,000
        35,000,000    Skandinaviska Enskilda Bank, New York, 5.12188%, 2/9/11 ss.                          34,927,812
         5,115,000    Springfield, Tennessee, Health and Educational Facilities Revenue,
                      Series A, 4.93%, 6/1/26                                                               5,115,000
        30,000,000    Stanfield Victoria Funding LLC, 5.05125%, 11/15/07 (144A)                            29,999,539
        15,000,000    Sumitomo Trust and Bank, 5.12188%, 1/7/08                                            15,000,000
        25,000,000    Sumitomo Trust and Bank, 4.8725%, 1/25/08                                            25,000,000
        25,000,000    Sumitomo Trust and Bank, 5.205%, 3/7/08                                              25,000,000
        35,000,000    Svenska Handelsbanken AB, 4.9675%, 9/19/08 ss.                                       34,943,061
         3,155,000    Tim-Bar Corp., Series 1998, 4.83%, 9/1/10                                             3,155,000
        50,000,000    Totta (Ireland) PLC, 5.12188%, 9/5/08                                                50,000,000
        28,000,000    Unicredito Italiano Bank (Ireland), 5.10375%, 7/25/08                                27,940,328
        55,000,000    Unicredito Italiano Bank (Ireland), 5.23875%, 8/8/08 (144A)                          54,944,177
        61,000,000    Unicredito Italiano Bank (Ireland), 5.14188%, 9/8/08 (144A)                          61,002,879
        45,000,000    Union Hamilton Special Purpose Funding LLC, 5.69438%, 12/17/07 (144A)                45,000,000
        30,000,000    Union Hamilton Special Purpose Funding LLC, 5.2375%, 12/21/07 (144A)                 30,000,000
        40,000,000    Union Hamilton Special Purpose Funding LLC, 5.4981%, 3/28/08 (144A)                  40,000,000
         4,500,000    Union Springs Wastewater Treatment Plant, 4.92%, 7/1/37                               4,500,000
        50,000,000    Westdeutsche Landesbank A.G., 5.18%, 3/10/15 (144A)                                  50,000,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,637,715,028)                                                         1,637,715,028
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 21.4%

        78,000,000    Barclay's Capital, Inc., 5.1175%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $78,011,088
                       collateralized by $76,427,027
                       in Corporate Bonds
                       5.7437% - 7.375%, 11/1/09 - 7/1/37
                       with a value of $79,560,001                                                         78,000,000

       202,000,000    Citigroup Global Markets, Inc., 5.0875%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $202,028,547
                       collateralized by $202,035,461
                       in Corporate Bonds
                       6.30% - 8.00%, 1/1/08 - 8/15/18
                       with a value of $212,100,001                                                       202,000,000

       202,000,000    Deutsche Bank Securities, Inc., 5.0875%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $202,028,547
                       collateralized by $246,853,114
                       in Collateralized Mortgage Obligations
                       0% - 6.5425%, 12/15/11 - 2/12/51
                       $305,763,196 in U.S. Government Agencies
                       0% - 8.33%, 11/15/08 - 5/25/35
                       with respective values of $204,200,317 and 5,239,263                               202,000,000

       202,000,000    Goldman Sachs & Co., 5.0875%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $202,028,547
                       collateralized by $236,215,180
                       in Collateralized Mortgage Obligations
                       0% - 6.00%, 6/25/35 - 12/10/49
                       with a value of $206,040,001                                                       202,000,000

        84,000,000    Greenwich Capital, 5.1375%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $84,011,988
                       collateralized by $103,100,000
                       in Trust Receipts
                       7.297% - 8.34%, 8/13/08 - 3/12/37
                       with a value of $89,708,480                                                         84,000,000

        32,600,000    Lehman Brothers, Inc. 4.9475%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $32,604,480
                       collateralized by $41,670,950
                       in U.S. Government Agencies
                       5.50%, 12/1/35
                       with a value of $33,252,401                                                         32,600,000

       102,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.1375%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $102,014,556
                       collateralized by $110,150,000
                       in Corporate Notes
                       0%, 1/30/08 - 3/20/09
                       with a value of $110,164,737                                                       102,000,000

        13,000,000    Merrill Lynch Government Securities, 4.65%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $13,001,679
                       collateralized by $91,924,031
                       in U.S. Government Agencies
                       0% - 10.38%, 7/25/23 - 8/25/37
                       with a value of $13,260,004                                                         13,000,000

       150,000,000    RBC Capital Markets Corp., 5.0375%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $150,020,990
                       collateralized by $93,000
                       in Certificates of Deposit
                       0%, 4/29/10 - 9/13/10
                       $178,029,450 in Collateralized Mortgage Obligations
                       0%, 1/25/36 - 8/25/37
                       $25,593,183 in Commercial Paper
                       0%, 11/1/07 - 1/25/08
                       with respective values of $46,500, $127,453,501 and $25,500,001                    150,000,000

       122,700,000    UBS Financial Services, Inc., 4.92%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $122,716,769
                       collateralized by $251,542,581
                       in U.S. Government Agencies
                       0%, 7/1/33 - 6/1/36
                       with a value of $125,154,532                                                       122,700,000

       128,000,000    Wachovia Capital Markets LLC, 5.04%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $128,017,920
                       collateralized by $132,849,000
                       in Corporate Bonds
                       3.00% - 7.57%, 6/15/08 - 12/31/99
                       with a value of $134,400,180                                                       128,000,000

---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,316,300,000)                                                       1,316,300,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.8%
        50,000,000     Asscher Finance Corp., 5.46%, 6/18/08 (144A)                                        50,000,000
        50,000,000     Cullinan Finance Corp., 5.37%, 3/25/08 (144A)                                       50,000,000
        30,000,000     Cullinan Finance Corp., 5.33%, 5/15/08 (144A)                                       30,000,000
        40,000,000     Stanfield Victoria Funding LLC, 5.315%, 5/7/08 (144A)                               39,996,996
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $169,996,996)                                                      169,996,996
---------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 2.0%
         1,580,000     A.E. Realty LLC, Series 2003, 4.88%, 10/1/23                                         1,580,000
         3,518,000     Campus Research Corp., 5.07%, 6/1/13                                                 3,518,000
         1,100,000     Capel, Inc., 4.75%, 9/1/09                                                           1,100,000
         4,350,000     Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC),
                       Series A, 4.9063%, 7/1/35                                                            4,350,000
         6,000,000     Colorado Natural Gas, Inc., Series 2004, 4.90%, 7/1/32                               6,000,000
        12,813,000     Cornerstone Funding Corp. I, Series 2003J, 4.87%, 1/1/29                            12,813,000
         4,980,000     Courtesy Realty LLC, Series 2002, 4.90%, 12/1/17                                     4,980,000
         7,765,000     Crozer-Keystone Health Systems, 4.90%, 12/15/21                                      7,765,000
         9,100,000     Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                       Series A, 4.8563% 6/1/27                                                             9,100,000
         8,000,000     Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                       Series A, 4.9063%, 5/1/39                                                            8,000,000
        12,400,000     Eskaton Properties, Inc., 5.00%, 12/1/37                                            12,400,000
         4,735,000     H.C. Equities L.P., 4.86%, 12/1/23                                                   4,735,000
         1,900,000     J.D. Parks and Lissa Parks, Series 2002, 4.90%, 6/1/22                               1,900,000
         7,200,000     Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development
                       Authority Revenue, (Industrial Park Project), 4.75%, 12/1/20                         7,200,000
         9,710,000     Mississippi Business Finance Corp., 4.88%, 12/1/22                                   9,710,000
         5,030,000     Montgomery, Alabama Downtown Redevelopment Authority Capital
                       Improvement Revenue, 4.88%, 11/1/18                                                  5,030,000
         3,800,000     Montgomery, Alabama Industrial Development Board of Revenue,
                       (Jenkins Brick Co.), Series A, 4.98%, 9/1/14                                         3,800,000
         3,300,000     Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project),
                       Series 2002, 4.90%, 9/1/27                                                           3,300,000
         7,490,000     Orthopedic Institute of Ohio, 4.96%, 12/1/11                                         7,490,000
         4,900,000     Tennessee Aluminum Processors, Inc., 4.88%, 5/1/14                                   4,900,000
         3,518,000     TOG Properties LLC, 4.90%, 9/1/18                                                    3,518,000
         2,065,000     Washington, Missouri Industrial Development Authority Industrial Revenue,
                       (Pauwels Project), 5.02%, 12/1/19                                                    2,065,000
---------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $125,254,000)                                              125,254,000
---------------------------------------------------------------------------------------------------------------------
Time Deposits- 2.1%
        92,000,000     Fifth Third Bancorp, 4.40%, 11/1/07                                                 92,000,000
        40,000,000     Fortis Bank, N.V., 4.65%, 11/1/07                                                   40,000,000
---------------------------------------------------------------------------------------------------------------------
Total Time Deposits(cost $132,000,000)                                                                    132,000,000

---------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,154,345,802) - 100%                                                  $ 6,154,345,802
---------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

##    Security is illiquid.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)

                                                                                                         Value as a %
                                                                                                              of
                                                   Acquisition       Acquisition                          Investment
                                                       Date              Cost              Value          Securities
---------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund
Allied Irish Banks
    5.00125%, 08/18/08                               4/26/07        $   29,920,890    $   29,932,490             0.5%
ANZ National International London
    5.12188%, 09/05/08                                9/7/07        $   20,000,943    $   20,000,816             0.3%
Ares VII CLO, Ltd., Class A-1A
    5.40625%, 5/8/15                                  5/7/03        $   25,000,000    $   25,000,000             0.4%
Lloyds TSB Group PLC
    5.09188%, 6/5/12                                 5/15/07        $   15,559,701    $   15,564,342             0.3%
Royal Bank of Scotland PLC
    5.2375%, 12/21/07                               12/21/05        $   14,991,263    $   14,996,359             0.2%
Royal Bank of Scotland PLC
    5.25875%, 04/11/08                               4/11/06        $   19,975,028    $   19,981,096             0.3%
Royal Bank of Scotland PLC
    5.21875%, 04/18/08                               9/18/06        $    9,986,506    $    9,989,681             0.2%
Shiprock Finance SF-1, Series 2007-1A
    5.26813%, 4/11/08                                3/15/07        $   15,000,000    $   15,000,000             0.2%
Shiprock Finance SF-1, Series 2007-3A
    4.8625%, 4/11/08                                 3/15/07        $   35,000,000    $   28,000,000             0.5%
Skandinaviska Enskilda Bank, New York
    5.19625%, 10/20/08                              10/19/07        $   15,000,000    $   15,000,000             0.6%
Skandinaviska Enskilda Bank, New York
    5.12188%, 2/9/11                                 1/20/06        $   34,917,680    $   34,927,812             0.2%
Svenska Handelsbanken AB
    4.9675%, 9/19/08                                 9/21/07        $   34,937,067    $   34,943,061             0.6%
---------------------------------------------------------------------------------------------------------------------
                                                                    $  270,289,078    $  263,335,657             4.3%
---------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Institutional Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                           Value
----------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 8.4%
  $      8,244,000    Fannie Mae, 5.011%, 12/28/07                                   $     8,178,758
         5,000,000    Fannie Mae, 5.08%, 1/16/08                                           4,946,378
         8,200,000    Fannie Mae, 5.02%, 5/30/08                                           7,958,733
        15,000,000    Fannie Mae, 4.33%, 9/26/08                                          14,404,625
         5,000,000    Federal Home Loan Bank System, 5.40%, 4/9/08                         5,000,000
         1,875,000    Federal Home Loan Bank System, 4.96%, 7/18/08                        1,807,833
         4,122,000    Freddie Mac, 4.995%, 11/30/07                                        4,105,414
         8,244,000    Freddie Mac, 5.03%, 12/11/07                                         8,198,092
         4,327,000    Freddie Mac, 5.04%, 3/3/08                                           4,252,489
        12,500,000    Freddie Mac, 5.04%, 3/20/08                                         12,264,965
        12,500,000    Freddie Mac, 5.04%, 3/28/08                                         12,241,000
         3,600,000    Freddie Mac, 5.075%, 4/28/08                                         3,509,158
         9,750,000    Freddie Mac, 4.92%, 6/13/08                                          9,450,516
         8,000,000    Freddie Mac, 4.98%, 6/23/08                                          7,739,933
         1,017,000    Freddie Mac, 4.35%, 8/18/08                                            981,240
----------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $105,039,134)                                    105,039,134
----------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 5.3%
         8,244,000    Federal Farm Credit Bank, 4.885%, 1/18/08                            8,243,462
         4,122,000    Federal Farm Credit Bank, 4.73%, 1/24/08                             4,121,816
         4,122,000    Federal Farm Credit Bank, 4.73%, 2/21/08                             4,121,756
         8,244,000    Federal Farm Credit Bank, 4.73%, 3/26/08                             8,243,113
         1,620,000    Federal Farm Credit Bank, 4.67875%, 10/28/08                         1,619,373
        17,000,000    Federal Farm Credit Bank, 4.78%, 4/17/09                            17,000,000
         4,120,000    Federal Home Loan Bank System, 4.225%, 11/15/07                      4,120,000
        12,365,000    Federal Home Loan Bank System, 4.93625%, 3/14/08                    12,363,233
           810,000    Federal Home Loan Bank System, 4.9325%, 10/24/08                       809,609
         5,744,368    Freddie Mac, 4.8563%, 1/15/42                                        5,744,368
----------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $66,386,730)                            66,386,730
----------------------------------------------------------------------------------------------------
Repurchase Agreements - 86.3%
       100,000,000    Barclay's Capital, Inc., 4.92%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $100,013,667
                       collateralized by $104,868,383
                       in U.S. Government Agencies
                       5.3225% - 5.905%, 10/15/29 - 9/1/37
                       with a value of $102,000,001                                      100,000,000

        24,900,000    Barclay's Capital, Inc., 4.65%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $24,903,216
                       collateralized by $28,713,312
                       in U.S. Government Agencies
                       5.4912%, 3/15/35
                       with a value of $25,398,001                                        24,900,000

       205,000,000    Bear Stearns & Company, Inc., 4.9875%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $205,028,401
                       collateralized by $305,685,000
                       in U.S. Government Agencies
                       0% - 6.00%, 12/15/34 - 10/1/37
                       with a value of $209,100,979                                      205,000,000

       144,300,000    Credit Suisse First Boston LLC, 4.9575%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $144,319,871
                       collateralized by $148,180,000
                       in U.S. Government Agencies
                       5.50%, 10/1/37
                       with a value of $147,189,140                                      144,300,000

       190,000,000    ING Financial Markets LLC, 4.95%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $190,026,125
                       collateralized by $1,444,131,296
                       in U.S. Government Agencies
                       0% - 6.222%, 8/1/18 - 2/25/45
                       with a value of $193,800,500                                      190,000,000

       167,400,000    Lehman Brothers, Inc. 4.9475%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $167,423,006
                       collateralized by $213,979,050
                       in U.S. Government Agencies
                       5.50%, 12/1/35
                       with a value of $170,750,061                                      167,400,000

        50,300,000    Merrill Lynch Government Securities, Inc., 4.65%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $50,306,497
                       collateralized by $355,675,291
                       in U.S. Government Agencies
                       0% - 10.38%, 7/25/23 - 8/25/37
                       with a value of $51,306,016                                        50,300,000

       190,000,000    Societe Generale, New York Branch, 4.95%
                       dated 10/31/07, maturing 11/1/07
                       to be repurchased at $190,026,125
                       collateralized by $301,525,843
                       in U.S. Government Agencies
                       0% - 5.50%, 5/1/18 - 4/20/37
                       with a value of $193,800,000                                      190,000,000
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,071,899,999)                                      1,071,899,999
----------------------------------------------------------------------------------------------------
Total Investments (total cost $1,243,325,863) - 100%                                 $ 1,243,325,863
----------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Institutional Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 13.4%
   $    50,000,000    Banco Bilbao Vizcaya, 5.255%, 1/7/08                                                            $   50,000,459
        50,000,000    Bank of Tokyo - Mitsubishi UFJ, 5.70%, 11/13/07                                                     50,000,000
        50,000,000    Bank of Tokyo - Mitsubishi UFJ, 5.515%, 12/18/07                                                    50,000,000
        65,000,000    Barclay's Bank, New York, 5.50%, 3/11/08                                                            65,000,000
       100,000,000    Calyon, New York, 5.38%, 5/9/08 (144A)                                                             100,000,000
        39,336,000    Deutsche Bank Securities, Inc., 5.40%, 11/21/07                                                     39,336,000
       110,000,000    HSH Nordbank A.G., New York, 5.38%, 11/13/07                                                       109,984,899
        50,000,000    HSH Nordbank A.G., New York, 5.19%, 1/18/08                                                         50,000,000
        50,000,000    Mitsubishi Trust and Bank, 5.18%, 12/4/07                                                           50,000,000
        65,000,000    Mitsubishi Trust and Bank, 5.55%, 12/20/07                                                          65,000,000
        50,000,000    Mizuho Corporate Bank, New York, 5.87%, 11/6/07                                                     50,000,000
        60,000,000    Natexis Banques Populaires, New York, 5.25%, 5/8/08                                                 60,000,000
        50,000,000    Norinchunkin Bank, New York, 5.52%, 11/19/07                                                        50,000,000
        50,000,000    Shinkin Central Bank, New York, 5.82%, 12/5/07                                                      50,000,000
        50,000,000    Shinkin Central Bank, New York, 5.55%, 12/20/07                                                     50,000,000
        50,000,000    Shinkin Central Bank, New York, 5.26%, 1/4/08                                                       50,000,000
        40,000,000    Shinkin Central Bank, New York, 5.27%, 1/9/08                                                       40,000,000
        45,000,000    Shinkin Central Bank, New York, 5.25%, 1/23/08                                                      45,000,000
        25,000,000    Shinkin Central Bank, New York, 5.42%, 2/19/08                                                      25,000,000
        70,000,000    Societe Generale, New York, 5.60%, 11/30/07                                                         70,000,000
        50,000,000    Sumitomo Trust and Bank, 5.18%, 12/4/07                                                             50,000,000
        40,000,000    Svenska Handelsbanken AB, 5.00%, 10/9/08                                                            40,000,000
        50,000,000    Unicredito Italiano Bank (Ireland), 5.74%, 12/13/07                                                 50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $1,259,321,358)                                                                    1,259,321,358
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 24.6%
        50,000,000    Aquinas Funding LLC, 6.10%, 12/10/07 (Section 4(2))                                                 49,669,583
        25,000,000    Aquinas Funding LLC, 5.20%, 1/10/08 (Section 4(2))                                                  24,747,222
        35,000,000    Aquinas Funding LLC, 5.05%, 1/23/08 (Section 4(2))                                                  34,592,493
        50,000,000    Atlantic Asset Securitization LLC, 5.07%, 11/6/07 (Section 4(2))                                    49,964,792
        31,645,000    Atlantic Asset Securitization LLC, 5.02%, 11/15/07 (Section 4(2))                                   31,583,222
        48,296,000    Atlantic Asset Securitization LLC, 5.07%, 11/19/07 (Section 4(2))                                   48,173,570
        40,000,000    Banco Bilbao Vizcaya, 5.11%, 1/10/08 (Section 4(2))                                                 39,602,556
        50,000,000    Bavaria TRR Corp., 5.25%, 11/5/07 (Section 4(2))                                                    49,970,833
        46,000,000    Bavaria TRR Corp., 5.25%, 11/6/07 (Section 4(2))                                                    45,966,458
        47,000,000    Bavaria TRR Corp., 5.10%, 11/15/07 (Section 4(2))                                                   46,906,783
        40,000,000    Bavaria TRR Corp., 5.20%, 12/4/07 (Section 4(2))                                                    39,810,433
        30,000,000    Bryant Park Funding LLC, 5.95%, 12/13/07 (Section 4(2))                                             29,791,750
        50,000,000    Giro Balanced Funding Corp., 5.15%, 11/1/07 (Section 4(2))                                          50,000,000
        50,000,000    Giro Balanced Funding Corp., 5.70%, 12/14/07 (Section 4(2))                                         49,659,583
        24,000,000    Giro Balanced Funding Corp., 5.50%, 12/17/07 (Section 4(2))                                         23,831,333
        50,000,000    Giro Balanced Funding Corp., 5.40%, 12/31/07 (Section 4(2))                                         49,550,000
        50,000,000    Giro Balanced Funding Corp., 5.35%, 1/22/08 (Section 4(2))                                          49,390,694
        40,000,000    La Fayette Asset Securitization LLC, 5.00%, 11/6/07 (Section 4(2))                                  39,972,222
       100,679,000    La Fayette Asset Securitization LLC, 4.975%, 11/7/07 (Section 4(2))                                100,595,520
        40,000,000    Lexington Parker Capital LLC, 5.225%, 11/7/07 (Section 4(2))                                        39,965,167
        51,610,000    Lexington Parker Capital LLC, 5.225%, 11/8/07 (Section 4(2))                                        51,557,566
        50,000,000    Lexington Parker Capital LLC, 5.225%, 11/9/07 (Section 4(2))                                        49,941,944
        50,000,000    Lexington Parker Capital LLC, 5.225%, 11/13/07 (Section 4(2))                                       49,912,917
        50,000,000    Lexington Parker Capital LLC, 5.225%, 11/14/07 (Section 4(2))                                       49,905,660
        50,000,000    Lexington Parker Capital LLC, 5.225%, 11/15/07 (Section 4(2))                                       49,898,403
        25,000,000    Lexington Parker Capital LLC, 5.27%, 1/18/08 (Section 4(2))                                         24,714,542
        85,000,000    Manhattan Asset Funding Company LLC, 5.20%, 11/1/07 (Section 4(2))                                  85,000,000
        25,000,000    Manhattan Asset Funding Company LLC, 5.00%, 11/16/07 (Section 4(2))                                 24,947,917
        49,200,000    Manhattan Asset Funding Company LLC, 5.21%, 1/15/08 (Section 4(2))                                  48,665,975
        40,000,000    Manhattan Asset Funding Company LLC, 5.175%, 1/17/08 (Section 4(2))                                 39,557,250
        11,300,000    Medical Building Funding IV Series 2002 LLC, 4.90%, 11/28/07                                        11,258,473
        70,000,000    Morrigan TRR Funding LLC, 5.23%, 11/1/07 (144A)                                                     70,000,000
        30,000,000    Morrigan TRR Funding LLC, 5.10%, 11/14/07 (144A)                                                    29,943,125
        50,000,000    Nieuw Amsterdam Receivables Corp., 5.20%, 1/7/08 (Section 4(2))                                     49,516,111
        50,000,000    Nieuw Amsterdam Receivables Corp., 5.20%, 1/9/08 (Section 4(2))                                     49,501,667
        30,382,000    Nieuw Amsterdam Receivables Corp., 5.12%, 2/11/08 (Section 4(2))                                    29,941,258
        50,000,000    Scaldis Capital LLC, 5.18%, 11/7/07 (Section 4(2))                                                  49,956,833
        50,000,000    Scaldis Capital LLC, 5.06%, 11/15/07 (Section 4(2))                                                 49,901,611
        50,000,000    Scaldis Capital LLC, 5.06%, 11/16/07 (Section 4(2))                                                 49,894,583
        46,260,000    Scaldis Capital LLC, 5.18%, 12/4/07 (Section 4(2))                                                  46,040,342
        19,900,000    Scaldis Capital LLC, 5.18%, 12/18/07 (Section 4(2))                                                 19,765,421
        51,092,000    Thames Asset Global Securitization No. 1, Inc., 5.00%, 11/19/07 (Section 4(2))                      50,964,270
        30,528,000    Thames Asset Global Securitization No. 1, Inc., 5.00%, 3/14/08 (Section 4(2))                       29,959,840
        50,000,000    Three Pillars Funding LLC, 5.23%, 11/7/07 (Section 4(2))                                            49,956,417
        50,000,000    Ticonderoga Funding LLC, 5.15%, 11/6/07 (144A)                                                      49,964,236
        40,000,000    Victory Receivables Corp., 5.07%, 11/13/07 (Section 4(2))                                           39,932,400
        50,000,000    Victory Receivables Corp., 5.08%, 11/16/07 (Section 4(2))                                           49,894,167
        50,000,000    Victory Receivables Corp., 5.08%, 11/19/07 (Section 4(2))                                           49,873,000
        41,721,000    Victory Receivables Corp., 5.12%, 1/14/08 (Section 4(2))                                            41,281,910
        30,000,000    Victory Receivables Corp., 5.25%, 1/15/08 (Section 4(2))                                            29,671,875
        50,000,000    Victory Receivables Corp., 5.11%, 1/17/08 (Section 4(2))                                            49,453,514
        50,000,000    Whistlejacket Capital, Ltd., 5.65%, 11/15/07 (144A)                                                 49,890,139
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $2,314,407,580)                                                                           2,314,407,580
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 33.0%
        35,000,000    Abbey National, 5.14813%, 9/30/08                                                                   34,953,168
        60,000,000    Allied Irish Banks, 5.00125%, 8/18/08 (144A) ss.                                                    59,864,979
        50,000,000    ANZ National International London, 5.12188%, 9/5/08 (144A) ss.                                      50,002,041
        59,004,000    Ares VII CLO, Ltd., Class A-1A, 5.40625%, 5/8/15 (144A) ss.                                         59,004,000
         2,175,000    Aurora Colorado CenterTech Metropolitan District, Series B, 5.55%, 12/1/17                           2,175,000
        27,534,000    Banco Santander Totta S.A., 5.07%, 9/15/08 (144A)                                                   27,534,000
       158,000,000    Bank of America Securities LLC (same day put), 5.0475%, 11/1/07                                    158,000,000
        55,000,000    Bank of America Securities LLC, 4.9875%, 11/8/07                                                    54,998,361
        35,000,000    Bank of America Securities LLC, 4.9875%, 6/13/08                                                    34,967,825
        40,000,000    Bank of Scotland PLC, 5.305%, 11/4/08                                                               40,000,000
       100,000,000    Barclay's Bank, New York, 5.23125%, 10/23/08                                                       100,000,000
        75,000,000    Bes Finance, Ltd., 5.17375%, 10/1/08 (144A)                                                         75,000,000
        12,300,000    BNP Paribas, 4.90%, 9/23/08                                                                         12,275,690
        70,000,000    Caja de Ahorros y Pensiones de Barcelona, 5.15125%, 7/23/08 (144A)                                  69,945,628
        50,000,000    Calyon, New York, 5.1075%, 4/22/08                                                                  50,000,000
        38,000,000    Calyon, New York, 4.7125%, 6/30/08                                                                  37,952,924
        65,000,000    Calyon, New York, 4.85%, 10/20/08                                                                   64,912,821
        20,000,000    Canadian Imperial Bank of Commerce, 5.24813%, 1/10/08                                               19,989,826
        30,000,000    Canadian Imperial Bank of Commerce, 5.045%, 4/17/08                                                 29,986,293
        60,000,000    Cullinan Finance Corp., 5.05%, 2/25/08 (144A)                                                       59,984,703
        15,734,000    Dekabank, New York, 5.23875%, 11/19/15 (144A)                                                       15,734,000
        55,300,000    Dexia Bank, New York, 4.76875%, 9/29/08                                                             55,205,065
        30,000,000    Dorada Finance Corp., 5.0175%, 8/20/08 (144A)                                                       29,985,590
       295,000,000    EMC Mortgage Corp. (same day put), 5.1875%, 5/8/26                                                 295,000,001
        23,601,000    HSH Nordbank A.G., New York, 5.0075%, 9/19/08 (144A)                                                23,601,000
        70,805,000    HSH Nordbank A.G., New York, 5.01%, 6/23/15 (144A)                                                  70,805,000
       184,000,000    Lehman Brothers, Inc. (90 day put), 5.0875%, 4/5/27 @                                              184,000,000
        30,000,000    Lloyd's TSB Group PLC, 5.09188%, 6/5/12 (144A) ss.                                                  29,931,451
        30,000,000    Mitsubishi Trust and Bank, 5.12188%, 2/5/08                                                         30,000,000
        50,000,000    Mitsubishi Trust and Bank, 5.22%, 4/22/08                                                           50,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.13125%, 4/21/08                                             50,000,000
        43,601,000    Natexis Banques Populaires, New York, 5.08%, 9/12/08 (144A)                                         43,568,365
        30,000,000    Royal Bank of Scotland, 5.2375%, 12/21/07 (144A) ss.                                                29,992,719
        50,000,000    Royal Bank of Scotland, 5.25875%, 4/11/08 (144A) ss.                                                49,952,740
        20,000,000    Royal Bank of Scotland, 5.21875%, 4/18/08 (144A) ss.                                                19,979,362
        31,000,000    Santander U.S. Debt S.A. Unipersonal, 5.2975%, 9/19/08 (144A) ss.                                   30,943,379
        30,000,000    Sedna Finance, Inc., 5.0975%, 8/20/08 (144A)                                                        30,000,000
        40,000,000    Shiprock Finance SF-1, Series 2007-3A, 4.8625%, 4/11/08 (144A) ss.                                  40,000,000
        15,000,000    Skandinaviska Enskilda Bank, New York, 5.48%, 8/21/08                                               14,976,115
        35,000,000    Skandinaviska Enskilda Bank, New York, 5.19625%, 10/20/08                                           35,000,000
        65,000,000    Skandinaviska Enskilda Bank, New York, 5.12188%, 2/9/11 (144A) ss.                                  64,865,936
        16,500,000    Societe Generale, New York, 4.7675%, 6/30/08                                                        16,474,346
        35,000,000    Stanfield Victoria Funding LLC, 5.05125%, 11/15/07 (144A)                                           34,999,462
        50,000,000    Sumitomo Trust and Bank, 5.125%, 11/5/07                                                            50,000,000
        35,000,000    Sumitomo Trust and Bank, 4.9975%, 11/20/07                                                          35,000,000
        35,000,000    Sumitomo Trust and Bank, 5.12188%, 1/7/08                                                           35,000,000
        40,000,000    Sumitomo Trust and Bank, 4.8725%, 1/25/08                                                           40,000,000
        50,000,000    Sumitomo Trust and Bank, 5.205%, 3/7/08                                                             50,000,000
        65,000,000    Svenska Handelsbanken AB, 4.9675%, 9/19/08 (144A) ss.                                               64,894,256
        15,000,000    Swedbank, New York, 5.09188%, 9/8/08                                                                14,974,173
        78,672,000    Totta (Ireland) PLC, 5.12188%, 9/5/08                                                               78,672,000
        34,400,000    Unicredito Italiano Bank (Ireland), 5.35%, 5/6/08                                                   34,358,543
        19,000,000    Unicredito Italiano Bank (Ireland), 5.50563%, 5/29/08                                               18,980,446
        40,000,000    Unicredito Italiano Bank (Ireland), 5.10375%, 7/25/08                                               39,914,755
        50,000,000    Unicredito Italiano Bank (Ireland), 5.23875%, 8/8/08 (144A)                                         49,888,354
        66,084,000    Unicredito Italiano Bank (Ireland), 5.14188%, 9/8/08 (144A)                                         66,084,000
        59,004,000    Union Hamilton Special Purpose Funding LLC, 5.2375%, 12/21/07 (144A)                                59,004,000
        70,000,000    Union Hamilton Special Purpose Funding LLC, 5.4981%, 3/28/08 (144A)                                 70,000,000
       110,141,000    Westdeutsche Landesbank A.G., 5.18%, 3/10/15 (144A)                                                110,141,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $3,103,473,317)                                                                        3,103,473,317
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 20.5%
       142,000,000    Barclay's Capital, Inc., 5.1175%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $142,020,186
                      collateralized by $159,512,934
                      in Corporate Bonds
                      0% - 7.625%, 5/2/08 - 12/25/56
                      with a value of $147,541,344                                                                       142,000,000
       370,000,000    Citigroup Global Markets, Inc., 5.0875%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $370,052,288
                      collateralized by $58,625,625
                      in Asset Backed Securities
                      5.60759% - 5.6109%, 6/10/47 - 11/12/47
                      $329,390,908 in Corporate Bonds
                      5.85% - 8.75%, 6/9/08 - 1/15/68
                      with respective values of
                      $51,439,679 and $335,547,390                                                                       370,000,000
       330,000,000    Deutsche Bank Securities, Inc., 5.0875%
                      dated 10/31/07, maturing 11/1/07 to be repurchased at
                      $330,046,635 collateralized by $3,002,517,459 in
                      Collateralized Mortgage Obligations 0% - 6.858%, 6/15/22 -
                      11/15/39 $412,180,998 in Corporate Bonds 5.25% - 13.00%,
                      5/15/08 - 6/15/17 with respective values of
                      $89,897,264 and $254,920,642                                                                       330,000,000
        75,000,000    Fortis Bank, NV/S.A., New York Branch., 5.0875%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $75,010,599
                      collateralized by $84,517,874
                      in U.S. Government Agencies
                      3.00% - 6.00%, 4/15/09 - 7/20/37
                      with a value of $76,500,322                                                                         75,000,000
       370,000,000    Goldman Sachs & Co., 5.0875%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $370,052,288
                      collateralized by $119,562,517
                      in Collateralized Mortgage Obligations
                      0% - 6.00%, 6/25/35 - 6/25/47
                      $260,074,290 in Corporate Bonds
                      5.44% - 8.625%, 1/26/09 - 10/1/37
                      with respective values of
                      $107,945,167 and $277,379,976                                                                      370,000,000
       116,000,000    Greenwich Capital, 5.1375%
                      dated 10/31/07, maturing 11/1/07 to be repurchased at
                      $116,016,554 collateralized by $180,253,145 in Trust
                      Receipts 6.00% - 8.34%, 8/13/08
                      with a value of $146,870,233                                                                       116,000,000
       190,000,000    J.P. Morgan Securities, Inc., 5.0875%
                      dated 10/31/07, maturing 11/1/07 to be repurchased at
                      $190,026,851 collateralized by $142,928,750 in Asset
                      Backed Securities 1.14% - 10.617%, 7/1/15 - 11/9/42
                      $148,379,874 in Corporate Notes 0% - 15.00%, 6/20/08 -
                      11/1/14 with respective values of
                      $65,920,203 and $133,584,647                                                                       190,000,000
       209,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.1375%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $209,029,826
                      collateralized by $232,815,584
                      in U.S. Government Agencies
                      0% - 15.00%, 4/9/08 - 1/15/49
                      with a value of $225,722,698                                                                       209,000,000
       125,400,000    UBS Financial Services, Inc., 4.92%
                      dated 10/31/07, maturing 11/1/07
                      to be repurchased at $125,417,138
                      collateralized by $257,077,748
                      in U.S. Government Agencies
                      0%, 7/1/33 - 6/1/36
                      with a value of $127,908,543                                                                       125,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $1,927,400,000)                                                                       1,927,400,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 3.1%
        50,000,000    Asscher Finance Corp., 5.46%, 6/18/08 (144A)                                                        50,000,000
        50,000,000    Cullinan Finance Corp., 5.37%, 3/25/08 (144A)                                                       50,000,000
        60,000,000    Cullinan Finance Corp., 5.33%, 5/15/08 (144A)                                                       60,000,000
        50,000,000    Cullinan Finance Corp., 5.345%, 5/15/08 (144A)                                                      50,000,000
        19,668,000    K2 (USA) LLC, 4.82%, 12/3/07 (144A)                                                                 19,667,822
        60,000,000    Stanfield Victoria Funding LLC, 5.315%, 5/7/08 (144A)                                               59,995,494
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $289,663,316)                                                                     289,663,316
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.3%
         1,650,000    Advocare of South Carolina, Inc., 4.75%, 6/1/17                                                      1,650,000
         8,850,000    Arbor Properties, Inc., Series 2004, 4.88%, 11/1/24                                                  8,850,000
         2,900,000    Breckenridge Terrace LLC, 4.9063%, 5/1/39                                                            2,900,000
        11,785,000    Breckenridge Terrace LLC, 4.9063%, 5/1/39                                                           11,785,000
        12,605,000    Colorado Natural Gas, Inc., Series 2002, 4.90%, 7/1/32                                              12,605,000
         8,605,000    Cornerstone Funding Corp. I, Series 2003B, 4.82%, 12/1/30                                            8,605,000
         7,300,000    Cornerstone Funding Corp. I, Series 2003C, 4.87%, 4/1/13                                             7,300,000
         6,400,000    Cornerstone Funding Corp. I, Series 2003E, 4.87%, 7/1/30                                             6,400,000
        10,002,000    Custom Window Systems, 4.90%, 11/1/26                                                               10,002,000
         6,700,000    Edison Chouest Offshore LLC, 4.88%, 3/1/14                                                           6,700,000
         1,743,000    First United Pentecostal, 4.92%, 3/1/23                                                              1,743,000
         4,500,000    FJM Properties-Wilmar, 4.86%, 10/1/24                                                                4,500,000
        12,215,000    HHH Supply and Investment Co., 4.90%, 7/1/29                                                        12,215,000
        10,935,000    Hillcrest Medical Plaza, 4.86%, 9/1/23                                                              10,935,000
        16,000,000    Hodges Bonded Warehouse, 4.91%, 9/1/27                                                              16,000,000
         6,264,000    Holston Medical Group, 4.88%, 1/1/13                                                                 6,264,000
         3,635,000    J&E Land Company, 4.88%, 6/1/23                                                                      3,635,000
        17,000,000    Janus Investments LLC, 4.91%, 8/1/32                                                                17,000,000
         2,845,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A
                      4.90%, 9/1/09                                                                                        2,845,000
        16,265,000    Louisiana Health Systems Corp. Revenue, Series B, 4.72%, 10/1/22                                    16,265,000
         6,485,000    Luxor Management Company, 4.88%, 4/1/18                                                              6,485,000
         4,535,000    McElroy Metal Mill, Inc., Series 2003, 4.88%, 7/1/18                                                 4,535,000
         5,790,000    Medical Clinic Board, Mobile, AL, 4.86%, 9/1/11                                                      5,790,000
        11,725,000    Mississippi Business Finance Corp., 4.86%, 10/1/18                                                  11,725,000
         3,040,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue
                      (Surgical Center), 4.88%, 3/1/24                                                                     3,040,000
         7,628,000    Nautical Transport LLC, 4.89%, 6/1/16                                                                7,628,000
        10,620,000    Patrick Schaumburg Automobiles, Inc., 4.86%, 7/1/08 (144A)                                          10,620,000
         8,200,000    Racetrac Capital LLC, Series 1998-A, 4.75%, 4/1/18                                                   8,200,000
        19,600,000    Rehau, Inc., 5.11%, 10/1/19                                                                         19,600,000
         7,400,000    Robinette Company, 4.85%, 1/1/17                                                                     7,400,000
        10,460,000    Russell Lands, Inc., Series 2002, 4.88%, 8/1/12                                                     10,460,000
        20,600,000    Shoosmith Brothers, Inc., 4.75%, 3/1/15                                                             20,600,000
        14,965,000    Timber Ridge County Affordable Housing Corp., Series 2003, 4.81%, 12/1/32                           14,965,000
         3,335,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project)
                      3.34%, 1/1/25                                                                                        3,335,000
         9,900,000    Village Green Finance Co., 4.75%, 11/1/22                                                            9,900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $312,482,000)                                                             312,482,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.1%
       137,700,000    Fifth Third Bancorp, ETD, 4.40%, 11/1/07                                                           137,700,000
        60,000,000    Fortis Bank, N.V., ETD, 4.65%, 11/1/07                                                              60,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $197,700,000)                                                                                  197,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,404,447,571) - 100%                                                                  $9,404,447,571
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ETD          Euro Time Deposit

PLC          Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

@     Security is illiquid.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2007)


                                                     Acquisition       Acquisition                             Value as a % of
                                                        Date              Cost                 Value       Investment Securities
--------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund
Allied Irish Banks
     5.00125%, 8/18/08 (144A)                          4/26/07       $   59,841,780       $   59,864,979                    0.6%
ANZ National International London
     5.12188%, 9/5/08 (144A)                            9/7/07           50,002,358           50,002,041                    0.5%
Ares VII CLO, Ltd., Class A-1A
     5.40625%, 5/8/15 (144A)                            5/7/03           59,004,000           59,004,000                    0.6%
Lloyd's TSB Group PLC
     5.09188%, 6/5/12 (144A)                           5/15/07           29,922,501           29,931,451                    0.3%
Royal Bank of Scotland
     5.2375%, 12/21/07 (144A)                         12/21/05           29,982,525           29,992,719                    0.3%
Royal Bank of Scotland
     5.25875%, 4/11/08 (144A)                          9/18/06           49,937,570           49,952,740                    0.5%
Royal Bank of Scotland
     5.21875%, 4/18/08 (144A)                          4/11/06           19,979,362           19,973,012                    0.2%
Santander U.S. Debt S.A. Unipersonal
     5.2975%, 9/19/08 (144A)                           9/21/05           30,936,016           30,943,379                    0.3%
Shiprock Finance SF-1, Series 2007-3A
     4.8625%, 4/11/08 (144A)                           3/15/07           40,000,000           40,000,000                    0.4%
Skandinaviska Enskilda Bank, New York
     5.12188%, 2/9/11 (144A)                           1/20/06           64,847,120           64,865,936                    0.7%
Svenska Handelsbanken AB
     4.9675%, 9/19/08 (144A)                           9/21/07           64,883,125           64,894,256                    0.7%
--------------------------------------------------------------------------------------------------------------------------------
                                                                     $  499,330,007       $  499,430,863                    5.1%
--------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.


Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Forty Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International Equity Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Worldwide Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC"), money market mutual funds or other money market accounts. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of October 31, 2007, the following Funds had on loan securities on loan valued as indicated:

--------------------------------------------------------------------------------
                                                                Value at
  Fund                                                      October 31, 2007
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                   $85,367,731
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                 19,029,987
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                               9,432,442
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                      189,162,176
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                          3,207,563
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                           8,070,492
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                   96,249
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                       35,547,752
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                            1,475,387
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                              4,068,879
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                              39,734,796
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                     705,824
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                  45,958,389
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                    166,133
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                             76,984
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                   2,131,084
--------------------------------------------------------------------------------

As of October 31, 2007, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                            Cash Collateral at
  Fund                                                      October 31, 2007
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                   $87,133,146
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                 19,664,514
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                               9,620,566
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                      193,966,600
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                          3,315,287
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                           8,366,413
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                   98,260
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                       37,007,150
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                            1,511,275
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                              4,189,090
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                              41,036,166
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                     725,625
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                 47,222,393
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                    171,500
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                             79,075
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                   2,195,225
--------------------------------------------------------------------------------

As of October 31, 2007, all cash collateral received by the Funds was invested in the Allianz Dresdner Daily Asset Fund.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

During the quarter ended October 31, 2007, there were no securities lending arrangements for Janus Adviser Floating Rate High Income Fund, Janus Adviser International Equity Fund, Janus Adviser Long/Short Fund, Janus Adviser Orion Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser Small Company Value Fund and the Money Market Funds.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian. As of October 31, 2007, the Funds were not invested in futures contracts.

Swaps

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. As of October 31, 2007, Janus Adviser Fundamental Equity Fund and Janus Adviser Growth and Income Fund were invested in swap agreements.

Forward Currency Transactions

The Funds, except the Money Market Funds, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. As of October 31, 2007, Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Growth and Income Fund and Janus Adviser Large Cap Growth Fund were invested in forward foreign currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at October 31, 2007. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at October 31, 2007, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund and the Money Market Funds, may also engage in other short sales. In a short sale transaction the Fund sells a security it does not own to a purchaser at a specified price. To complete the short sale, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the funds may also be required to pay a premium, which would increase the cost of the security sold. There is no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). As of October 31, 2007, Janus Adviser Long/Short Fund was engaged in short sales.

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding for Janus Adviser Flexible Bond Fund during the quarter year ended October 31, 2007 was $184,577. Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Bond did not participate in mortgage dollar rolls during the quarter ended October 31, 2007. As of October 31, 2007, Janus Adviser Flexible Bond Fund had outstanding mortgage dollar rolls with a cost of $548,762.

Floating Rate Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets (the CD Rate). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range for the quarter ended October 31, 2007 are indicated in the table below.

--------------------------------------------------------------------------------
Fund                                               Average            Rates
                                                   Monthly
                                                 Borrowings
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                      $4,686,556      5.12063%-7.61%
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                  1,695,132        2.15%-8.70%
--------------------------------------------------------------------------------
Janus Adviser Floating Rate High Income Fund      4,326,196      2.43%-11.67750%
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                      243,816        2.85%-12.36%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities. At October 31, 2007, the Funds were not invested in TBA securities.

Borrowing

Janus Adviser Long/Short Fund and Janus Adviser Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by the Funds involve special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Funds must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Funds compared with what it would have been without leverage. As of October 31, 2007, the Funds did not have outstanding borrowings.

Exchange-traded funds
The Funds may invest in exchange-traded funds, which are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Funds bears directly in connection with its own operations.

Additional Investment Risk

The Funds, particularly Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund and Janus Adviser High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund do not intend to invest in high-yield/high-risk bonds.

Options Contracts

The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss that the Funds may recognize due to written call options.

Written option activity for the fiscal quarter ended October 31, is indicated in the tables below:

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2007                     364      $      42,090
Options written                                            -                  -
Options closed                                             -                  -
Options expired                                            -                  -
Options exercised                                          -                  -
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                  364      $      42,090
-------------------------------------------------------------------------------

                                               Number of            Premiums
Put Options                                    Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2007                  29,352      $     784,954
Options written                                          102            183,294
Options closed                                       (23,622)          (756,322)
Options expired                                       (5,616)          (173,099)
Options exercised                                        (68)           (19,291)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                  148      $      19,536
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund
Options outstanding at July 31, 2007                    1,910     $     165,721
Options written                                            -                  -
Options closed                                            (7)              (515)
Options expired                                         (967)           (39,036)
Options exercised                                           -                 -
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                  936      $     126,170
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options Outstanding at July 31, 2007                     266      $      21,830
Options written                                          185             15,502
Options closed                                           (12)            (4,892)
Options expired                                         (261)           (12,393)
Options exercised                                         (7)            (1,418)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                  171      $      18,629
-------------------------------------------------------------------------------

                                               Number of            Premiums
Put Options                                    Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options Outstanding at July 31, 2007                      58      $      11,716
Options written                                          317             17,714
Options closed                                           (58)           (11,716)
Options expired                                         (224)           (11,443)
Options exercised                                        (49)            (2,674)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                   44      $       3,597
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2007                   1,330      $     258,301
Options written                                        2,102            689,709
Options closed                                        (1,436)          (362,826)
Options expired                                            -                  -
Options exercised                                          -                  -
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                1,996      $     585,184
-------------------------------------------------------------------------------

                                               Number of            Premiums
Put Options                                    Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2007                  21,153      $     871,885
Options written                                        1,001            236,877
Options closed                                       (11,680)          (497,661)
Options expired                                       (9,468)          (474,200)
Options exercised                                       (460)           (73,509)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                  546      $      63,392
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund
Options Outstanding at July 31, 2007                      83      $      43,558
Options written                                            -                  -
Options expired                                            -                  -
Options closed                                             -                  -
Options exercised                                        (83)           (43,558)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                    -      $           -
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund
Options outstanding at July 31, 2007                       -                  -
Options written                                       24,047      $     233,793
Options closed                                             -                  -
Options expired                                            -                  -
Options exercised                                          -                  -
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007               24,047      $     233,793
-------------------------------------------------------------------------------

                                               Number of            Premiums
Call Options                                   Contracts            Received
-------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund
Options Outstanding at July 31, 2007                      16      $       4,688
Options written
Options closed
Options expired                                          (16)            (4,688)
Options exercised
-------------------------------------------------------------------------------
Options outstanding at October 31, 2007                    -                  -
-------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Fund may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the fiscal quarter ended October 31, 2007, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price. As of October 31, 2007, the Funds were not invested in when-issued securities.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. As of October 31, 2007, Janus Adviser Growth and Income Fund and Janus Adviser Large Cap Growth Fund were invested in equity-linked structured notes.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2007, Janus Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Money Market Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Small Company Value Fund, Janus Institutional Cash Management Fund and Janus Institutional Money Market Fund were invested in restricted securities transactions.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the fiscal quarter ended October 31, 2007, the following Funds had the following affiliated purchases and sales:

                                                           Purchases      Sales          Dividend       Value
                                                           Shares/Cost    Shares/Cost    Income         at 10/31/07
--------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional
Shares
Growth & Core
Janus Adviser Large Cap Growth Fund                        $ 55,401,011   $ 43,987,915   $    261,259   $ 11,440,146
Janus Adviser Forty Fund                                    404,438,373     21,680,000      4,398,224    521,711,720
Janus Adviser Orion Fund                                      4,945,444      3,008,778         19,389      2,089,728
Janus Adviser Mid Cap Growth Fund                            27,976,458     24,368,420         70,495      6,324,986
Janus Adviser Small-Mid Growth Fund                           1,301,327        689,743          3,234        654,765
Janus Adviser Growth and Income Fund                         17,157,524     12,303,090         32,254      4,854,434
Janus Adviser Fundamental Equity Fund                         7,292,561      6,004,941         18,993      1,449,645
Janus Adviser Contrarian Fund                                13,028,067      9,401,890         49,627      4,515,284
Janus Adviser Balanced Fund                                  38,311,784     25,504,909        131,158     12,806,875
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                37,037,746     46,272,610        252,650      9,692,950
Janus Adviser INTECH Risk-Managed Core Fund                   2,835,960      3,418,863          5,892        170,000
Janus Adviser INTECH Risk-Managed Value Fund                  1,499,689      1,168,734          4,711        785,107
Janus Adviser INTECH Risk-Managed International Fund            499,571        454,690            740         44,881
Value
Janus Adviser Mid Cap Value Fund                             38,810,532     28,576,981        620,191     55,845,450
Janus Adviser Small Company Value Fund                        3,291,170      3,616,474          9,595        996,663
International & Global
Janus Adviser Worldwide Fund                                 25,401,041     19,305,607         76,254      6,803,221
Janus Adviser International Equity Fund                       2,274,672      1,141,626         11,417      1,412,718
Janus Adviser International Growth Fund                     106,490,539    104,697,290      1,348,130     68,346,886
Bond
Janus Adviser Flexible Bond Fund                              4,288,293      3,891,293         14,417        397,000
Janus Adviser High-Yield Fund                                   223,730        251,704          1,116         81,139
--------------------------------------------------------------------------------------------------------------------
                                                           $792,505,492   $359,745,558   $  7,329,746   $710,423,598
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional
Shares
Growth & Core
Janus Adviser Large Cap Growth Fund                        $  6,332,535   $  9,674,085   $     21,197   $  1,460,400
Janus Adviser Forty Fund                                    426,837,350    499,920,000      2,483,844     47,187,301
Janus Adviser Orion Fund                                      6,313,522      7,222,222          7,542             --
Janus Adviser Mid Cap Growth Fund                             8,758,230      7,123,580         17,808      2,537,650
Janus Adviser Small-Mid Growth Fund                           1,036,257      1,027,257          1,279          9,000
Janus Adviser Growth and Income Fund                          8,595,710      6,194,910          8,275      2,400,800
Janus Adviser Fundamental Equity Fund                         2,169,486      3,557,059          1,957        340,300
Janus Adviser Contrarian Fund                                15,426,860     14,045,110         17,940      1,381,750
Janus Adviser Balanced Fund                                  22,652,091     27,423,091         23,568             --
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                67,240,413     84,968,813         94,967        831,050
Janus Adviser INTECH Risk-Managed Core Fund                   5,284,444      6,519,894          3,419             --
Janus Adviser INTECH Risk-Managed Value Fund                  2,193,816      2,412,266          2,955         92,150
Janus Adviser INTECH Risk-Managed International Fund            464,215        462,915            487          1,300
Value
Janus Adviser Mid Cap Value Fund                             67,452,019     74,515,019         80,874      1,995,000
Janus Adviser Small Company Value Fund                        3,385,810      6,865,526         34,907        931,600
International & Global
Janus Adviser Worldwide Fund                                 22,089,262     27,133,393         81,805             --
Janus Adviser International Equity Fund                       2,644,072      3,021,374          3,531             --
Janus Adviser International Growth Fund                     143,123,412    163,907,710        527,879     34,127,200
Bond
Janus Adviser Flexible Bond Fund                              4,392,950      5,905,950          9,428             --
Janus Adviser High-Yield Fund                                 1,010,998      1,186,296          3,269         47,800
--------------------------------------------------------------------------------------------------------------------
                                                           $817,403,452   $953,086,470   $  3,426,931   $ 93,343,301
--------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of October 31, 2007, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------------------------------------------------
                                                  Federal Tax Cost     Unrealized         Unrealized            Net
                                                                      Appreciation      (Depreciation)     Appreciation/
                                                                                                          (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                         $546,661,472      $112,298,125       $(3,227,155)      $109,070,970
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                        226,205,341        33,665,919         (9,381,472)       24,284,447
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                     53,661,120          580,604           (272,119)          308,485
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Floating Rate High Income Fund          6,304,287           6,290            (158,291)         (152,001)
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                            3,561,803,121     1,803,149,359      (68,216,829)      1,734,932,530
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                76,547,752        23,108,620         (3,650,610)       19,458,010
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                199,819,307        62,548,826         (9,663,881)       52,884,945
------------------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                        3,743,997           34,254            (84,728)          (50,474)
------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed                   174,435,349        26,199,618         (4,468,288)       21,731,330
Core Fund
------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed                  1,455,545,898       234,006,000       (24,950,322)       209,055,678
Growth Fund
------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed                    10,175,180         1,483,067           (221,808)        1,261,259
International Fund
------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed                    53,182,750         6,022,460         (2,097,065)        3,925,395
Value Fund
------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Equity Fund              29,175,383         4,817,909         (1,128,195)        3,689,714
------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund            1,736,375,684       688,262,875       (50,773,771)       637,489,104
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                 185,596,367        64,791,287         (2,358,913)       62,432,374
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                       427,492,311        41,345,993        (14,942,940)       26,403,053
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                   131,334,714        58,362,566         (3,897,057)       54,465,509
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                    822,447,681        94,011,280        (27,080,971)       66,930,309
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                      13,350,371             -                  -                 -
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                             22,017,161         3,989,036          (407,741)         3,581,295
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund               46,477,962        11,199,189         (1,952,712)        9,246,477
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                  6,412,055          1,088,040          (238,433)          849,607
------------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                        152,046,831        46,595,888         (8,045,884)       38,550,004
------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund           6,154,345,802            -                  -                 -
------------------------------------------------------------------------------------------------------------------------
Janus Institutional Government Money Market Fund    1,243,325,863           -                  -                 -
------------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund              9,404,447,571            -                  -                 -
------------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and also applies to all open tax years as of the date of effectiveness. Management has evaluated the adoption of the Interpretation to the Funds and has determined there is no significant impact on the Funds' financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, the Funds will be required to disclose the extent to which fair value is used to measure assets and liabilities and the inputs used to develop the measurements.


--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 28, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: December 28, 2007